Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.7%

U.S. Treasury Bills - 94.7%
U.S. Treasury Bills
2.38%, 7/11/19*	$23,418,000	$23,361,449
2.34%, 7/25/19*	23,900,000	23,821,002

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $47,174,793)		47,182,451

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $2,234,345)	89,000	2,233,010

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $49,409,138)		49,415,461
Other Assets less Liabilities - 0.8%		394,618

NET ASSETS - 100.0%		$49,810,079

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/6/2019	753,900	AUD	523,003	USD	$14	$—
Bank of America N.A.	6/6/2019	1,602,930	CAD	1,186,003	USD	30	—
Bank of America N.A.	6/6/2019	478,170	CHF	477,678	USD	—	(15)
Bank of America N.A.	6/6/2019	2,111,760	CNH	304,558	USD	2	—
Bank of America N.A.	6/6/2019	2,929,080	EUR	3,272,682	USD	75	—
Bank of America N.A.	6/6/2019	838,740	GBP	1,060,455	USD	27	—
Bank of America N.A.	6/6/2019	15,602,790	INR	223,884	USD	—	(48)
Bank of America N.A.	6/6/2019	209,230,980	JPY	1,931,158	USD	—	(69)
Bank of America N.A.	6/6/2019	20,061,300	MXN	1,023,211	USD	32	—
Bank of America N.A.	6/6/2019	546,699	USD	774,900	AUD	9,113	—
Bank of America N.A.	6/6/2019	1,230,763	USD	1,647,450	CAD	11,789	—
Bank of America N.A.	6/6/2019	483,842	USD	491,400	CHF	—	(7,037)
Bank of America N.A.	6/6/2019	322,165	USD	2,170,350	CNH	9,155	—
Bank of America N.A.	6/6/2019	3,386,213	USD	3,010,350	EUR	22,651	—
Bank of America N.A.	6/6/2019	1,126,166	USD	862,050	GBP	36,211	—
Bank of America N.A.	6/6/2019	229,113	USD	16,035,600	INR	—	(933)
Bank of America N.A.	6/6/2019	1,934,787	USD	215,034,750	JPY	—	(49,868)
Bank of America N.A.	6/6/2019	1,081,639	USD	20,617,800	MXN	30,011	—
Bank of America N.A.	6/7/2019	454,466,040	KRW	381,616	USD	38	—
Bank of America N.A.	6/7/2019	401,610	USD	467,072,550	KRW	9,369	—
Bank of America N.A.	7/5/2019	537,307	USD	773,850	AUD	—	(23)
Bank of America N.A.	7/5/2019	1,199,649	USD	1,620,150	CAD	—	(45)
Bank of America N.A.	7/5/2019	477,545	USD	476,700	CHF	10	—
Bank of America N.A.	7/5/2019	314,730	USD	2,182,950	CNH	—	(25)
Bank of America N.A.	7/5/2019	3,324,721	USD	2,968,350	EUR	—	(127)
Bank of America N.A.	7/5/2019	1,106,190	USD	873,600	GBP	—	(41)
Bank of America N.A.	7/5/2019	225,355	USD	15,760,500	INR	—	(40)
Bank of America N.A.	7/5/2019	1,921,157	USD	207,657,450	JPY	37	—
Bank of America N.A.	7/5/2019	391,171	USD	465,395,700	KRW	—	(66)
Bank of America N.A.	7/5/2019	1,027,532	USD	20,251,350	MXN	—	(155)
Citibank N.A.	6/6/2019	753,900	AUD	523,018	USD	—	(1)
Citibank N.A.	6/6/2019	1,602,930	CAD	1,186,017	USD	16	—
Citibank N.A.	6/6/2019	478,170	CHF	477,671	USD	—	(8)
Citibank N.A.	6/6/2019	2,111,760	CNH	304,561	USD	—	(1)
Citibank N.A.	6/6/2019	2,929,080	EUR	3,272,728	USD	28	—
Citibank N.A.	6/6/2019	838,740	GBP	1,060,470	USD	12	—
Citibank N.A.	6/6/2019	15,602,790	INR	223,820	USD	16	—
Citibank N.A.	6/6/2019	209,230,980	JPY	1,931,130	USD	—	(41)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2019

Citibank N.A.	6/6/2019	20,061,300	MXN	1,023,236	USD	7	—
Citibank N.A.	6/6/2019	546,719	USD	774,900	AUD	9,133	—
Citibank N.A.	6/6/2019	1,230,802	USD	1,647,450	CAD	11,828	—
Citibank N.A.	6/6/2019	483,854	USD	491,400	CHF	—	(7,025)
Citibank N.A.	6/6/2019	322,196	USD	2,170,350	CNH	9,186	—
Citibank N.A.	6/6/2019	3,386,289	USD	3,010,350	EUR	22,726	—
Citibank N.A.	6/6/2019	1,126,199	USD	862,050	GBP	36,245	—
Citibank N.A.	6/6/2019	229,232	USD	16,035,600	INR	—	(813)
Citibank N.A.	6/6/2019	1,934,815	USD	215,034,750	JPY	—	(49,840)
Citibank N.A.	6/6/2019	1,081,737	USD	20,617,800	MXN	30,109	—
Citibank N.A.	6/7/2019	454,466,040	KRW	381,616	USD	38	—
Citibank N.A.	6/7/2019	401,700	USD	467,072,550	KRW	9,459	—
Citibank N.A.	7/5/2019	537,307	USD	773,850	AUD	—	(23)
Citibank N.A.	7/5/2019	1,199,667	USD	1,620,150	CAD	—	(27)
Citibank N.A.	7/5/2019	477,533	USD	476,700	CHF	—	(2)
Citibank N.A.	7/5/2019	314,739	USD	2,182,950	CNH	—	(15)
Citibank N.A.	7/5/2019	3,324,709	USD	2,968,350	EUR	—	(139)
Citibank N.A.	7/5/2019	1,106,197	USD	873,600	GBP	—	(34)
Citibank N.A.	7/5/2019	225,339	USD	15,760,500	INR	—	(56)
Citibank N.A.	7/5/2019	1,921,128	USD	207,657,450	JPY	9	—
Citibank N.A.	7/5/2019	391,122	USD	465,395,700	KRW	—	(115)
Citibank N.A.	7/5/2019	1,027,620	USD	20,251,350	MXN	—	(67)
HSBC Holdings PLC	6/6/2019	753,900	AUD	522,999	USD	18	—
HSBC Holdings PLC	6/6/2019	1,602,930	CAD	1,186,018	USD	14	—
HSBC Holdings PLC	6/6/2019	478,170	CHF	477,673	USD	—	(10)
HSBC Holdings PLC	6/6/2019	2,111,760	CNH	304,561	USD	—	(1)
HSBC Holdings PLC	6/6/2019	2,929,080	EUR	3,272,696	USD	61	—
HSBC Holdings PLC	6/6/2019	838,740	GBP	1,060,466	USD	16	—
HSBC Holdings PLC	6/6/2019	15,602,790	INR	224,291	USD	—	(454)
HSBC Holdings PLC	6/6/2019	209,230,980	JPY	1,931,132	USD	—	(43)
HSBC Holdings PLC	6/6/2019	20,061,300	MXN	1,023,242	USD	1	—
HSBC Holdings PLC	6/6/2019	546,692	USD	774,900	AUD	9,106	—
HSBC Holdings PLC	6/6/2019	1,230,748	USD	1,647,450	CAD	11,774	—
HSBC Holdings PLC	6/6/2019	483,838	USD	491,400	CHF	—	(7,041)
HSBC Holdings PLC	6/6/2019	322,197	USD	2,170,350	CNH	9,187	—
HSBC Holdings PLC	6/6/2019	3,386,102	USD	3,010,350	EUR	22,539	—
HSBC Holdings PLC	6/6/2019	1,126,148	USD	862,050	GBP	36,193	—
HSBC Holdings PLC	6/6/2019	229,227	USD	16,035,600	INR	—	(818)
HSBC Holdings PLC	6/6/2019	1,934,717	USD	215,034,750	JPY	—	(49,937)
HSBC Holdings PLC	6/6/2019	1,081,557	USD	20,617,800	MXN	29,929	—
HSBC Holdings PLC	6/7/2019	454,466,040	KRW	382,415	USD	—	(761)
HSBC Holdings PLC	6/7/2019	401,541	USD	467,072,550	KRW	9,300	—
HSBC Holdings PLC	7/5/2019	537,313	USD	773,850	AUD	—	(17)
HSBC Holdings PLC	7/5/2019	1,199,676	USD	1,620,150	CAD	—	(18)
HSBC Holdings PLC	7/5/2019	477,544	USD	476,700	CHF	8	—
HSBC Holdings PLC	7/5/2019	314,754	USD	2,182,950	CNH	—	(1)
HSBC Holdings PLC	7/5/2019	3,324,781	USD	2,968,350	EUR	—	(68)
HSBC Holdings PLC	7/5/2019	1,106,207	USD	873,600	GBP	—	(24)
HSBC Holdings PLC	7/5/2019	225,727	USD	15,760,500	INR	332	—
HSBC Holdings PLC	7/5/2019	1,921,153	USD	207,657,450	JPY	34	—
HSBC Holdings PLC	7/5/2019	391,882	USD	465,395,700	KRW	646	—
HSBC Holdings PLC	7/5/2019	1,027,658	USD	20,251,350	MXN	—	(29)
JP Morgan Chase Bank N.A.	6/6/2019	100,000	AUD	69,249	USD	126	—
JP Morgan Chase Bank N.A.	6/6/2019	212,000	CAD	157,116	USD	—	(254)
JP Morgan Chase Bank N.A.	6/6/2019	63,000	CHF	62,582	USD	352	—
JP Morgan Chase Bank N.A.	6/6/2019	279,000	CNH	40,317	USD	—	(79)
JP Morgan Chase Bank N.A.	6/6/2019	387,000	EUR	432,392	USD	16	—
JP Morgan Chase Bank N.A.	6/6/2019	111,000	GBP	140,524	USD	—	(179)
JP Morgan Chase Bank N.A.	6/6/2019	2,061,000	INR	29,579	USD	—	(12)
JP Morgan Chase Bank N.A.	6/6/2019	27,637,000	JPY	252,871	USD	2,203	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2019

JP Morgan Chase Bank N.A.	6/6/2019	2,650,000	MXN	138,025	USD	—	(2,859)
JP Morgan Chase Bank N.A.	6/6/2019	546,709	USD	774,900	AUD	9,123	—
JP Morgan Chase Bank N.A.	6/6/2019	1,230,782	USD	1,647,450	CAD	11,808	—
JP Morgan Chase Bank N.A.	6/6/2019	483,850	USD	491,400	CHF	—	(7,029)
JP Morgan Chase Bank N.A.	6/6/2019	322,181	USD	2,170,350	CNH	9,170	—
JP Morgan Chase Bank N.A.	6/6/2019	3,386,228	USD	3,010,350	EUR	22,666	—
JP Morgan Chase Bank N.A.	6/6/2019	1,126,174	USD	862,050	GBP	36,220	—
JP Morgan Chase Bank N.A.	6/6/2019	229,260	USD	16,035,600	INR	—	(785)
JP Morgan Chase Bank N.A.	6/6/2019	1,934,744	USD	215,034,750	JPY	—	(49,911)
JP Morgan Chase Bank N.A.	6/6/2019	1,081,536	USD	20,617,800	MXN	29,908	—
JP Morgan Chase Bank N.A.	6/7/2019	60,031,000	KRW	50,500	USD	—	(87)
JP Morgan Chase Bank N.A.	6/7/2019	401,669	USD	467,072,550	KRW	9,428	—
Morgan Stanley & Co. International	6/6/2019	753,900	AUD	522,939	USD	78	—
Morgan Stanley & Co. International	6/6/2019	1,602,930	CAD	1,186,035	USD	—	(2)
Morgan Stanley & Co. International	6/6/2019	478,170	CHF	477,788	USD	—	(125)
Morgan Stanley & Co. International	6/6/2019	2,111,760	CNH	304,569	USD	—	(8)
Morgan Stanley & Co. International	6/6/2019	2,929,080	EUR	3,272,602	USD	154	—
Morgan Stanley & Co. International	6/6/2019	838,740	GBP	1,060,440	USD	42	—
Morgan Stanley & Co. International	6/6/2019	15,602,790	INR	224,204	USD	—	(367)
Morgan Stanley & Co. International	6/6/2019	209,230,980	JPY	1,931,182	USD	—	(92)
Morgan Stanley & Co. International	6/6/2019	20,061,300	MXN	1,022,955	USD	288	—
Morgan Stanley & Co. International	6/7/2019	454,466,040	KRW	382,346	USD	—	(692)
Morgan Stanley & Co. International	7/5/2019	537,245	USD	773,850	AUD	—	(85)
Morgan Stanley & Co. International	7/5/2019	1,199,685	USD	1,620,150	CAD	—	(9)
Morgan Stanley & Co. International	7/5/2019	477,646	USD	476,700	CHF	110	—
Morgan Stanley & Co. International	7/5/2019	314,753	USD	2,182,950	CNH	—	(1)
Morgan Stanley & Co. International	7/5/2019	3,324,671	USD	2,968,350	EUR	—	(178)
Morgan Stanley & Co. International	7/5/2019	1,106,179	USD	873,600	GBP	—	(52)
Morgan Stanley & Co. International	7/5/2019	225,682	USD	15,760,500	INR	286	—
Morgan Stanley & Co. International	7/5/2019	1,921,189	USD	207,657,450	JPY	69	—
Morgan Stanley & Co. International	7/5/2019	391,886	USD	465,395,700	KRW	649	—
Morgan Stanley & Co. International	7/5/2019	1,027,291	USD	20,251,350	MXN	—	(396)
UBS AG	6/6/2019	574,400	AUD	398,482	USD	7	—
UBS AG	6/6/2019	1,221,280	CAD	903,632	USD	12	—
UBS AG	6/6/2019	364,320	CHF	363,941	USD	—	(7)
UBS AG	6/6/2019	1,608,960	CNH	232,044	USD	2	—
UBS AG	6/6/2019	2,231,680	EUR	2,493,478	USD	51	—
UBS AG	6/6/2019	639,040	GBP	807,972	USD	14	—
UBS AG	6/6/2019	11,887,840	INR	170,881	USD	—	(339)
UBS AG	6/6/2019	159,414,080	JPY	1,471,344	USD	—	(38)
UBS AG	6/6/2019	15,284,800	MXN	779,613	USD	—	—
UBS AG	6/6/2019	416,514	USD	590,400	AUD	6,924	—
UBS AG	6/6/2019	937,693	USD	1,255,200	CAD	8,951	—
UBS AG	6/6/2019	368,545	USD	374,400	CHF	—	(5,458)
UBS AG	6/6/2019	245,461	USD	1,653,600	CNH	6,977	—
UBS AG	6/6/2019	2,579,580	USD	2,293,600	EUR	16,866	—
UBS AG	6/6/2019	857,889	USD	656,800	GBP	27,447	—
UBS AG	6/6/2019	174,581	USD	12,217,600	INR	—	(691)
UBS AG	6/6/2019	1,473,833	USD	163,836,000	JPY	—	(38,285)
UBS AG	6/6/2019	824,426	USD	15,708,800	MXN	23,185	—
UBS AG	6/7/2019	346,259,840	KRW	291,290	USD	—	(506)
UBS AG	6/7/2019	305,997	USD	355,864,800	KRW	7,147	—
UBS AG	7/5/2019	409,372	USD	589,600	AUD	—	(23)
UBS AG	7/5/2019	914,001	USD	1,234,400	CAD	—	(51)
UBS AG	7/5/2019	363,838	USD	363,200	CHF	1	—
UBS AG	7/5/2019	239,783	USD	1,663,200	CNH	—	(30)
UBS AG	7/5/2019	2,533,125	USD	2,261,600	EUR	—	(93)
UBS AG	7/5/2019	842,805	USD	665,600	GBP	—	(38)
UBS AG	7/5/2019	171,980	USD	12,008,000	INR	250	—
UBS AG	7/5/2019	1,463,705	USD	158,215,200	JPY	—	(5)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2019

UBS AG	7/5/2019	298,562	USD	354,587,200	KRW	477	—
UBS AG	7/5/2019	782,913	USD	15,429,600	MXN	—	(87)

						$617,541	$(284,774)

CURRENCY LEGEND

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.4%

U.S. Treasury Bills - 66.4%
U.S. Treasury Bills
2.38%, 7/11/19*	$9,439,000	$9,416,206
2.34%, 7/25/19*	9,200,000	9,169,591

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,582,763)		18,585,797

	Shares
EXCHANGE-TRADED FUND - 4.2%

United States - 4.2%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,169,777)	46,600	1,169,194

	Principal Amount
REPURCHASE AGREEMENT - 31.9%

United States - 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.49% due 6/3/19; Proceeds at maturity - $8,951,857 (fully collateralized by Fannie Mae Pool, 2.50% - 6.50% due 3/1/25 - 1/1/49, Fannie Mae Interest STRIPS, 0.00% - 3.50% due 1/1/33 - 12/1/45, Freddie Mac Pool, 3.50% due 4/1/49, Freddie Mac Gold Pool, 3.00% - 4.50% due 10/1/29 - 1/1/49, U.S. Treasury Bond Coupon STRIP, 0.00% due 5/15/25 and U.S. Treasury Inflation Indexed Bond, 0.13% due 7/15/24; Market value - $9,139,524) (Cost: $8,950,000)	$8,950,000	8,950,000

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $28,702,540)		28,704,991
Other Assets less Liabilities - (2.5)%		(701,149)

NET ASSETS - 100.0%		$28,003,842

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	6/14/2019	3,225,175	USD	22,340,080	CNH	$2,362	$—
Barclays Bank PLC	9/12/2019	22,662,500	CNH	3,267,038	USD	—	(2,595)
Citibank N.A.	7/15/2019	43,599,900	CNY	6,480,366	USD	—	(179,952)
HSBC Holdings PLC	6/14/2019	24,370,150	CNH	3,638,422	USD	—	(122,747)
HSBC Holdings PLC	8/13/2019	24,255,000	CNY	3,596,264	USD	—	(95,314)
JP Morgan Chase Bank N.A.	6/14/2019	615,309	USD	4,143,000	CNH	17,634	—
JP Morgan Chase Bank N.A.	7/15/2019	11,939,000	CNH	1,775,319	USD	—	(53,648)
JP Morgan Chase Bank N.A.	7/15/2019	41,890,100	CNY	6,227,622	USD	—	(174,283)
Royal Bank of Canada	6/14/2019	25,364,850	CNH	3,786,985	USD	—	(127,814)
Standard Chartered Bank	6/14/2019	3,356,752	USD	23,251,920	CNH	2,395	—
Standard Chartered Bank	9/12/2019	23,587,500	CNH	3,400,328	USD	—	(2,643)
UBS AG	8/13/2019	25,245,000	CNY	3,744,604	USD	—	(100,759)

						$22,391	$(859,755)

CURRENCY LEGEND

CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 64.8%

U.S. Treasury Bills - 64.8%
U.S. Treasury Bills
2.38%, 7/11/19*	$6,457,000	$6,441,408
2.34%, 7/25/19*	6,575,000	6,553,267

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,992,582)		12,994,675

	Shares
EXCHANGE-TRADED FUND - 3.9%

United States - 3.9%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $793,239)	31,600	792,844

	Principal Amount
REPURCHASE AGREEMENT - 32.0%

United States - 32.0%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.49% due 6/3/19; Proceeds at maturity - $6,411,330 (fully collateralized by Fannie Mae Pool, 5.00% - 6.00% due 12/1/31 - 5/1/49, Freddie Mac Gold Pool, 5.50% - 10.00% due 1/1/20 - 5/1/21, Ginnie Mae Pool, 5.50% due 6/20/38, Ginnie Mae Platinum Pool, 8.50% due 5/15/27 and U.S. Treasury Inflation Indexed Bonds, 0.13% - 0.88% due 7/15/24 - 1/15/29; Market value - $6,539,697) (Cost: $6,410,000)	$6,410,000	6,410,000

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $20,195,821)		20,197,519
Other Assets less Liabilities - (0.7)%		(142,100)

NET ASSETS - 100.0%		$20,055,419

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	8/5/2019	1,066,800	BRL	268,824	USD	$2,234	$—
Bank of America N.A.	8/5/2019	181,495,650	CLP	269,221	USD	—	(12,749)
Bank of America N.A.	8/5/2019	871,528,350	COP	269,468	USD	—	(11,828)
Bank of America N.A.	8/5/2019	3,844,333,500	IDR	266,782	USD	—	(2,340)
Bank of America N.A.	8/5/2019	19,040,700	INR	268,141	USD	2,554	—
Bank of America N.A.	8/5/2019	309,864,450	KRW	268,432	USD	—	(7,724)
Bank of America N.A.	8/5/2019	5,184,900	MXN	269,452	USD	—	(7,866)
Bank of America N.A.	8/5/2019	1,029,000	PLN	268,192	USD	129	—
Bank of America N.A.	8/5/2019	17,557,050	RUB	267,801	USD	—	(720)
Bank of America N.A.	8/5/2019	8,583,750	THB	268,578	USD	2,058	—
Bank of America N.A.	8/5/2019	1,682,100	TRY	266,721	USD	11,016	—
Bank of America N.A.	8/5/2019	8,224,650	TWD	267,164	USD	—	(7,059)
Bank of America N.A.	8/5/2019	3,909,150	ZAR	269,593	USD	—	(3,087)
Barclays Bank PLC	8/5/2019	1,066,800	BRL	269,204	USD	1,854	—
Barclays Bank PLC	8/5/2019	181,495,650	CLP	269,361	USD	—	(12,888)
Barclays Bank PLC	8/5/2019	871,528,350	COP	269,664	USD	—	(12,024)
Barclays Bank PLC	8/5/2019	3,844,333,500	IDR	266,725	USD	—	(2,282)
Barclays Bank PLC	8/5/2019	19,040,700	INR	268,254	USD	2,441	—
Barclays Bank PLC	8/5/2019	309,864,450	KRW	268,179	USD	—	(7,471)
Barclays Bank PLC	8/5/2019	5,184,900	MXN	269,485	USD	—	(7,899)
Barclays Bank PLC	8/5/2019	1,109,850	MYR	267,679	USD	—	(4,557)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2019

Barclays Bank PLC	8/5/2019	1,029,000	PLN	268,211	USD	110	—
Barclays Bank PLC	8/5/2019	17,557,050	RUB	267,921	USD	—	(839)
Barclays Bank PLC	8/5/2019	8,583,750	THB	268,603	USD	2,032	—
Barclays Bank PLC	8/5/2019	1,682,100	TRY	266,599	USD	11,138	—
Barclays Bank PLC	8/5/2019	8,224,650	TWD	267,017	USD	—	(6,912)
Barclays Bank PLC	8/5/2019	3,909,150	ZAR	269,521	USD	—	(3,015)
Canadian Imperial Bank of Commerce	8/5/2019	1,066,800	BRL	269,054	USD	2,003	—
Canadian Imperial Bank of Commerce	8/5/2019	181,495,650	CLP	268,835	USD	—	(12,362)
Canadian Imperial Bank of Commerce	8/5/2019	871,528,350	COP	268,427	USD	—	(10,787)
Canadian Imperial Bank of Commerce	8/5/2019	3,844,333,500	IDR	267,079	USD	—	(2,636)
Canadian Imperial Bank of Commerce	8/5/2019	19,040,700	INR	268,300	USD	2,395	—
Canadian Imperial Bank of Commerce	8/5/2019	309,864,450	KRW	267,933	USD	—	(7,225)
Canadian Imperial Bank of Commerce	8/5/2019	5,184,900	MXN	269,821	USD	—	(8,234)
Canadian Imperial Bank of Commerce	8/5/2019	1,109,850	MYR	267,434	USD	—	(4,311)
Canadian Imperial Bank of Commerce	8/5/2019	1,029,000	PLN	268,276	USD	45	—
Canadian Imperial Bank of Commerce	8/5/2019	17,557,050	RUB	268,071	USD	—	(990)
Canadian Imperial Bank of Commerce	8/5/2019	8,583,750	THB	268,463	USD	2,173	—
Canadian Imperial Bank of Commerce	8/5/2019	1,682,100	TRY	267,987	USD	9,750	—
Canadian Imperial Bank of Commerce	8/5/2019	8,224,650	TWD	267,190	USD	—	(7,085)
Canadian Imperial Bank of Commerce	8/5/2019	3,909,150	ZAR	269,839	USD	—	(3,332)
Citibank N.A.	8/5/2019	1,066,800	BRL	268,885	USD	2,173	—
Citibank N.A.	8/5/2019	181,495,650	CLP	268,914	USD	—	(12,441)
Citibank N.A.	8/5/2019	871,528,350	COP	269,526	USD	—	(11,886)
Citibank N.A.	8/5/2019	3,844,333,500	IDR	266,546	USD	—	(2,103)
Citibank N.A.	8/5/2019	19,040,700	INR	268,163	USD	2,532	—
Citibank N.A.	8/5/2019	309,864,450	KRW	268,225	USD	—	(7,517)
Citibank N.A.	8/5/2019	5,184,900	MXN	269,360	USD	—	(7,774)
Citibank N.A.	8/5/2019	67,045,000	PHP	1,272,926	USD	4,000	—
Citibank N.A.	8/5/2019	1,029,000	PLN	268,159	USD	162	—
Citibank N.A.	8/5/2019	17,557,050	RUB	267,856	USD	—	(775)
Citibank N.A.	8/5/2019	8,583,750	THB	268,654	USD	1,982	—
Citibank N.A.	8/5/2019	1,682,100	TRY	266,631	USD	11,105	—
Citibank N.A.	8/5/2019	8,224,650	TWD	266,886	USD	—	(6,781)
Citibank N.A.	8/5/2019	3,909,150	ZAR	269,491	USD	—	(2,985)
HSBC Holdings PLC	8/5/2019	8,615,000	CNH	1,278,683	USD	—	(36,819)
Morgan Stanley & Co. International	8/5/2019	1,109,850	MYR	267,392	USD	—	(4,270)
UBS AG	8/5/2019	812,800	BRL	204,552	USD	1,968	—
UBS AG	8/5/2019	138,282,400	CLP	204,974	USD	—	(9,566)
UBS AG	8/5/2019	664,021,600	COP	205,082	USD	—	(8,785)
UBS AG	8/5/2019	2,929,016,000	IDR	203,015	USD	—	(1,535)
UBS AG	8/5/2019	14,507,200	INR	204,317	USD	1,927	—
UBS AG	8/5/2019	236,087,200	KRW	204,290	USD	—	(5,656)
UBS AG	8/5/2019	3,950,400	MXN	205,086	USD	—	(5,782)
UBS AG	8/5/2019	1,109,850	MYR	267,494	USD	—	(4,372)
UBS AG	8/5/2019	845,600	MYR	203,817	USD	—	(3,343)
UBS AG	8/5/2019	784,000	PLN	204,405	USD	30	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2019

UBS AG	8/5/2019	13,376,800	RUB	203,816	USD	—	(326)
UBS AG	8/5/2019	6,540,000	THB	204,592	USD	1,607	—
UBS AG	8/5/2019	1,281,600	TRY	203,383	USD	8,226	—
UBS AG	8/5/2019	6,266,400	TWD	203,383	USD	—	(5,208)
UBS AG	8/5/2019	2,978,400	ZAR	205,076	USD	—	(2,024)

						$87,644	$(308,170)

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 3.3%

U.S. Treasury Bond - 3.3%
U.S. Treasury Bond
3.50%, 2/15/39 (Cost: $1,090,308)	$1,000,000	$1,175,397

FOREIGN CORPORATE BONDS - 90.4%

Argentina - 2.5%
Banco Macro S.A.
6.75%, 11/4/26, Reg S, (6.75% fixed rate until 11/4/21; 5-year U.S. dollar Swap Rate + 5.463% thereafter)(a)	500,000	396,713
YPF S.A.
8.75%, 4/4/24(b)	305,000	299,635
8.75%, 4/4/24, Reg S	200,000	196,482

Total Argentina		892,830

Brazil - 6.9%
Banco do Brasil S.A.
4.63%, 1/15/25(b)	350,000	355,127
Banco Safra S.A.
4.13%, 2/8/23(b)	450,000	454,048
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	324,562
Klabin Finance S.A.
4.88%, 9/19/27(b)	300,000	296,541
Minerva Luxembourg S.A.
5.88%, 1/19/28(b)	400,000	374,060
Petrobras Global Finance B.V.
5.75%, 2/1/29	335,000	338,082
St Marys Cement, Inc.
5.75%, 1/28/27, Reg S	300,000	316,163

Total Brazil		2,458,583

Chile - 3.8%
Celulosa Arauco y Constitucion S.A.
5.50%, 11/2/47	325,000	331,781
Colbun S.A.
3.95%, 10/11/27(b)	325,000	324,187
Inversiones CMPC S.A.
4.75%, 9/15/24, Reg S	250,000	261,563
SACI Falabella
3.75%, 10/30/27(b)	250,000	243,654
Telefonica Chile S.A.
3.88%, 10/12/22, Reg S	200,000	205,497

Total Chile		1,366,682

China - 7.3%
Bank of China Ltd.
5.00%, 11/13/24, Reg S	600,000	638,277
China Construction Bank Corp.
3.88%, 5/13/25, Reg S, (3.875% fixed rate until 5/13/20; 5-year Constant Maturity Treasury Rate + 2.425% thereafter)(a)	600,000	602,865
China Evergrande Group
8.75%, 6/28/25, Reg S	200,000	176,250
CNAC HK Finbridge Co., Ltd.
4.88%, 3/14/25, Reg S	300,000	317,381
5.13%, 3/14/28, Reg S	200,000	216,604
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	200,000	200,619
Tencent Holdings Ltd.
3.60%, 1/19/28(b)	450,000	445,538

Total China		2,597,534

Colombia - 5.0%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(b)	540,000	562,040
4.88%, 4/21/25, Reg S	200,000	208,163
Banco de Bogota S.A.
4.38%, 8/3/27, Reg S	400,000	403,204
Ecopetrol S.A.
5.38%, 6/26/26	210,000	224,217
5.88%, 5/28/45	149,000	153,083
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(b)	200,000	219,203

Total Colombia		1,769,910

Ghana - 0.6%
Tullow Oil PLC
6.25%, 4/15/22, Reg S	200,000	200,578

India - 5.8%
Bharti Airtel Ltd.
4.38%, 6/10/25, Reg S	625,000	628,316
ICICI Bank Ltd.
3.25%, 9/9/22, Series EMTN, Reg S	200,000	199,756
Reliance Industries Ltd.
3.67%, 11/30/27(b)	617,000	618,012
Vedanta Resources, Ltd.
6.38%, 7/30/22, Reg S	500,000	480,632
7.13%, 5/31/23, Reg S	150,000	142,466

Total India		2,069,182

Indonesia - 3.1%
Pertamina Persero PT
4.30%, 5/20/23, Reg S	500,000	516,550
Perusahaan Listrik Negara PT
4.13%, 5/15/27(b)	380,000	376,702
4.13%, 5/15/27, Reg S	220,000	218,090

Total Indonesia		1,111,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2019

Investments	Principal Amount	Value
Israel - 2.8%
Israel Electric Corp., Ltd.
6.88%, 6/21/23, Reg S	$200,000	$226,625
4.25%, 8/14/28, Series GMTN, Reg S(b)	200,000	206,664
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	250,000	208,508
3.15%, 10/1/26	450,000	344,290

Total Israel		986,087

Jamaica - 1.0%
Digicel Ltd.
6.00%, 4/15/21, Reg S	250,000	210,625
6.75%, 3/1/23, Reg S	250,000	165,000

Total Jamaica		375,625

Kazakhstan - 2.4%
KazMunayGas National Co. JSC
4.75%, 4/24/25(b)	200,000	210,150
4.75%, 4/19/27, Reg S	600,000	631,620

Total Kazakhstan		841,770

Kuwait - 0.8%
Equate Petrochemical B.V.
3.00%, 3/3/22, Reg S	280,000	278,461

Luxembourg - 3.3%
Altice Financing S.A.
6.63%, 2/15/23, Reg S	350,000	356,612
7.50%, 5/15/26, Reg S	250,000	245,938
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	343,406
5.13%, 1/15/28(b)	216,000	214,236

Total Luxembourg		1,160,192

Malaysia - 1.2%
Petronas Capital Ltd.
3.50%, 3/18/25, Reg S	400,000	411,688

Mexico - 5.9%
Banco Mercantil del Norte S.A.
7.63%, 1/10/28, (7.625% fixed rate until 1/6/28; 10-year Constant Maturity Treasury Rate + 5.353% thereafter)(a)(b)(c)	200,000	206,245
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S	250,000	271,787
Cemex S.A.B. de C.V.
7.75%, 4/16/26, Reg S	600,000	641,670
Credito Real S.A.B. de C.V.
9.50%, 2/7/26(b)	300,000	326,280
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(b)(c)	250,000	258,284
Mexichem S.A.B. de C.V.
4.00%, 10/4/27(b)	320,000	311,984
Petroleos Mexicanos
6.50%, 3/13/27	75,000	75,713

Total Mexico		2,091,963

Morocco - 1.5%
OCP S.A.
5.63%, 4/25/24, Reg S	300,000	322,125
6.88%, 4/25/44, Reg S	200,000	223,750

Total Morocco		545,875

Netherlands - 2.0%
Sigma Finance Netherlands B.V.
4.88%, 3/27/28(b)	300,000	304,050
VEON Holdings B.V.
4.95%, 6/16/24, Reg S	420,000	425,250

Total Netherlands		729,300

Panama - 1.4%
Multibank, Inc.
4.38%, 11/9/22(b)(d)	500,000	505,963

Peru - 4.0%
Banco de Credito del Peru
6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(a)	450,000	484,312
Inretail Pharma S.A.
5.38%, 5/2/23(b)	300,000	314,250
5.38%, 5/2/23, Reg S	100,000	104,750
Kallpa Generacion S.A.
4.13%, 8/16/27, Reg S	250,000	251,908
Southern Copper Corp.
5.25%, 11/8/42	260,000	269,288

Total Peru		1,424,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2019

Investments	Principal Amount	Value
Philippines - 1.4%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/24, Reg S	$400,000	$487,578

Russia - 5.7%
Alfa Bank AO via Alfa Bond Issuance PLC
6.95%, 4/30/23, Reg S, (6.95% fixed rate until 4/30/23; 5-year Constant Maturity Treasury Rate + 4.572% thereafter)(a)(c)	250,000	236,194
ALROSA Finance S.A.
4.65%, 4/9/24(b)	200,000	202,904
Evraz PLC
5.25%, 4/2/24(b)	275,000	279,125
Gazprom Neft OAO via GPN Capital S.A.
6.00%, 11/27/23, Reg S	325,000	348,969
Gazprom OAO via Gaz Capital S.A.
4.95%, 3/23/27, Reg S	335,000	341,700
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24, Reg S	250,000	246,875
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22, Reg S	353,000	372,415

Total Russia		2,028,182

Saudi Arabia - 1.6%
SABIC Capital II B.V.
4.50%, 10/10/28(b)	350,000	370,125
Saudi Arabian Oil Co.
4.38%, 4/16/49(b)	200,000	195,550

Total Saudi Arabia		565,675

Singapore - 1.5%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24, Reg S	525,000	550,575

South Africa - 1.8%
AngloGold Ashanti Holdings PLC
5.13%, 8/1/22	200,000	207,556
6.50%, 4/15/40	162,000	169,292
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24(b)	275,000	279,983

Total South Africa		656,831

South Korea - 1.9%
Woori Bank
4.75%, 4/30/24, Reg S	650,000	687,680

Thailand - 2.6%
Bangkok Bank PCL
4.45%, 9/19/28(b)	300,000	322,461
PTTEP Treasury Center Co., Ltd.
4.60%, 7/17/22, Reg S, (4.60% fixed rate until 7/17/22; 5-year Constant Maturity Treasury Rate + 2.724% until 7/17/27; 6-month U.S. dollar London Interbank Offered Rate + 2.90% until 7/17/42; 6-month U.S. dollar London Interbank Offered Rate + 3.65% thereafter)(a)(c)	600,000	601,461

Total Thailand		923,922

Turkey - 6.4%
QNB Finansbank AS
6.88%, 9/7/24(b)	200,000	194,564
Turk Telekomunikasyon AS
6.88%, 2/28/25(b)	425,000	402,709
Turkiye Garanti Bankasi AS
5.88%, 3/16/23, Reg S	350,000	325,500
Turkiye Is Bankasi AS
5.38%, 10/6/21, Reg S	250,000	233,750
5.50%, 4/21/22, Reg S	200,000	181,500
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(b)	300,000	286,500
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23(b)	346,000	298,459
8.13%, 3/28/24(b)	200,000	182,771
Yapi ve Kredi Bankasi AS
13.88%, 1/15/24, (13.875% fixed rate until 1/15/24; 5-year U.S. dollar Swap Rate + 11.245% thereafter)(a)(b)(c)	200,000	188,401

Total Turkey		2,294,154

United Arab Emirates - 5.7%
Abu Dhabi National Energy Co. PJSC
4.38%, 6/22/26, Reg S	1,000,000	1,039,375
DP World Crescent Ltd.
3.91%, 5/31/23, Reg S	200,000	204,250
DP World PLC
6.85%, 7/2/37, Reg S	100,000	122,392
First Abu Dhabi Bank PJSC
5.25%, 6/17/20, Reg S, (5.25% fixed rate until 6/17/20; 5-year U.S. dollar Swap Rate + 3.35% thereafter)(a)(c)	200,000	202,500
MAF Global Securities Ltd.
4.75%, 5/7/24, Reg S	200,000	205,982
Oztel Holdings SPC Ltd.
5.63%, 10/24/23, Reg S	250,000	252,732

Total United Arab Emirates		2,027,231

Zambia - 0.5%
First Quantum Minerals Ltd.
6.88%, 3/1/26(b)	200,000	171,418

TOTAL FOREIGN CORPORATE BONDS (Cost: $32,162,186)		32,211,319

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%

Egypt - 1.1%
Egypt Government International Bond
7.60%, 3/1/29(b)	400,000	400,000

Indonesia - 0.7%
Indonesia Government International Bond
4.75%, 2/11/29	210,000	226,590

Nigeria - 0.5%
Nigeria Government International Bond
6.50%, 11/28/27, Reg S	200,000	189,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2019

Investments	Principal Amount	Value
Saudi Arabia - 0.6%
Saudi Government International Bond
4.00%, 4/17/25(b)	$200,000	$208,801

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,007,617)		1,025,016

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(e) (Cost: $464,625)(f)	464,625	464,625

TOTAL INVESTMENTS IN SECURITIES - 97.9% (Cost: $34,724,736)		34,876,357
Other Assets less Liabilities - 2.1%		733,718

NET ASSETS - 100.0%		$35,610,075

(a)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	The security has a perpetual maturity; the date displayed is the next call date.
(d)	Security, or portion thereof, was on loan at May 31, 2019 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of May 31, 2019.
(f)

At May 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $455,366 and the total market value of the collateral held by the Fund was $464,625.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
Short Exposure
10 Year U.S. Treasury Note	9	9/19/19	$(1,140,750)	$(13,852)
U.S. Treasury Long Bond	7	9/19/19	(1,076,031)	(23,680)
Ultra 10 Year U.S. Treasury Note	22	9/19/19	(3,004,031)	(46,234)

			$(5,220,812)	$(83,766)
Long Exposure
2 Year U.S. Treasury Note	9	9/30/19	$1,932,047	$8,016
5 Year U.S. Treasury Note	26	9/30/19	3,051,547	24,174
U.S. Treasury Ultra Long Term Bond	1	9/19/19	175,781	5,344

			$5,159,375	$37,534

Total - Net			$(61,437)	$(46,232)

†	As of May 31, 2019, cash collateral posted by the Fund with the broker for futures contracts was $70,379.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2019

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 0.7%

China - 0.1%
China Government Bond
3.85%, 12/12/26	1,500,000	CNH	$222,796

South Africa - 0.2%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	3,550,000	ZAR	249,941

Turkey - 0.4%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S	5,100,000	TRY	787,104

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,233,760)			1,259,841

FOREIGN GOVERNMENT OBLIGATIONS - 83.2%

Argentina - 0.8%
Argentine Bonos del Tesoro
18.20%, 10/3/21	52,910,000	ARS	714,918
16.00%, 10/17/23	26,428,000	ARS	362,924
15.50%, 10/17/26	40,440,000	ARS	551,488

Total Argentina			1,629,330

Brazil - 12.1%
Brazil Letras do Tesouro Nacional
8.98%, 7/1/20, Series LTN(a)	13,275,000	BRL	3,175,911
10.26%, 7/1/21, Series LTN(a)	5,000,000	BRL	1,113,699
8.94%, 1/1/22, Series LTN(a)	10,915,000	BRL	2,334,141
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	23,093,000	BRL	6,194,769
10.00%, 1/1/23, Series F	12,765,000	BRL	3,502,208
10.00%, 1/1/25, Series F	11,539,000	BRL	3,198,097
10.00%, 1/1/27, Series F	10,680,000	BRL	2,972,994
10.00%, 1/1/29, Series F	2,000,000	BRL	560,462
Brazilian Government International Bond
12.50%, 1/5/22	929,000	BRL	268,267

Total Brazil			23,320,548

Chile - 3.4%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/1/21	1,030,000,000	CLP	1,495,978
4.50%, 3/1/26	1,865,000,000	CLP	2,808,920
5.00%, 3/1/35	1,275,000,000	CLP	2,029,372
6.00%, 1/1/43, Series 30YR	130,000,000	CLP	237,629

Total Chile			6,571,899

China - 3.4%
China Government Bond
3.09%, 6/29/20, Reg S	6,000,000	CNY	866,212
2.48%, 12/1/20	3,000,000	CNY	429,117
3.25%, 7/4/21	10,000,000	CNH	1,446,666
2.36%, 8/18/21, Reg S	8,000,000	CNY	1,135,784
3.10%, 6/29/22	7,500,000	CNY	1,080,137
3.16%, 6/27/23	9,000,000	CNY	1,293,613
3.48%, 6/29/27, Reg S	2,000,000	CNY	289,066

Total China			6,540,595

Colombia - 7.0%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000	COP	683,486
Colombian TES
7.00%, 5/4/22, Series B	8,889,300,000	COP	2,768,613
10.00%, 7/24/24, Series B	7,928,400,000	COP	2,797,689
7.50%, 8/26/26, Series B	5,000,000,000	COP	1,600,525
6.00%, 4/28/28, Series B	7,093,200,000	COP	2,048,238
7.75%, 9/18/30, Series B	6,190,000,000	COP	1,999,837
7.00%, 6/30/32, Series B	5,237,500,000	COP	1,582,380

Total Colombia			13,480,768

Hungary - 1.9%
Hungary Government Bond
7.50%, 11/12/20, Series 20/A	120,520,000	HUF	458,578
7.00%, 6/24/22, Series 22/A	119,950,000	HUF	485,351
1.75%, 10/26/22, Series 22/B	150,000,000	HUF	526,309
3.00%, 6/26/24, Series 24/B	318,610,000	HUF	1,163,201
3.00%, 10/27/27, Series 27/A	286,870,000	HUF	1,024,101

Total Hungary			3,657,540

India - 3.6%
India Government Bond
7.68%, 12/15/23	30,000,000	INR	442,997
8.40%, 7/28/24	134,000,000	INR	2,041,209
7.59%, 3/20/29	100,000,000	INR	1,473,101
7.88%, 3/19/30	100,000,000	INR	1,501,982
9.20%, 9/30/30	90,920,000	INR	1,487,040

Total India			6,946,329

Indonesia - 10.4%
Indonesia Treasury Bond
8.25%, 7/15/21, Series FR53	17,813,000,000	IDR	1,275,895
7.00%, 5/15/22, Series FR61	17,109,000,000	IDR	1,192,146
8.38%, 3/15/24, Series FR70	35,124,000,000	IDR	2,540,668
8.38%, 9/15/26, Series FR56	47,348,000,000	IDR	3,424,569
9.00%, 3/15/29, Series FR71	29,390,000,000	IDR	2,201,564
8.75%, 5/15/31, Series FR73	46,689,000,000	IDR	3,401,082
8.25%, 6/15/32, Series FR58	44,053,000,000	IDR	3,060,547
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,123,840
8.25%, 5/15/36, Series FR72	19,756,000,000	IDR	1,378,605
8.75%, 2/15/44, Series FR67	6,890,000,000	IDR	486,580

Total Indonesia			20,085,496

Malaysia - 2.0%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	2,157,000	MYR	517,719
4.16%, 7/15/21, Series 0111	2,088,000	MYR	506,489
3.42%, 8/15/22, Series 0112	1,743,000	MYR	415,495
4.18%, 7/15/24, Series 0114	3,385,000	MYR	828,518
3.90%, 11/16/27, Series 0417	3,570,000	MYR	856,489
4.76%, 4/7/37, Series 0317	1,915,000	MYR	485,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2019

Investments	Principal Amount†		Value
Malaysia Government Investment Issue
3.95%, 4/14/22, Series 0317	895,000	MYR	$216,264

Total Malaysia			3,826,410

Mexico - 6.1%
Mexican Bonos
5.00%, 12/11/19, Series M	6,534,000	MXN	327,778
8.00%, 6/11/20, Series M	4,435,000	MXN	226,306
6.50%, 6/10/21, Series M	12,355,000	MXN	613,746
6.50%, 6/9/22, Series M	21,987,000	MXN	1,081,081
10.00%, 12/5/24, Series M 20	25,248,000	MXN	1,410,660
7.50%, 6/3/27, Series M 20	42,000,000	MXN	2,081,871
7.75%, 5/29/31, Series M	16,133,000	MXN	799,654
7.75%, 11/23/34, Series M	11,319,000	MXN	552,573
10.00%, 11/20/36, Series M 30	35,452,000	MXN	2,089,176
8.50%, 11/18/38, Series M 30	4,854,000	MXN	250,656
7.75%, 11/13/42, Series M	39,142,000	MXN	1,862,276
8.00%, 11/7/47, Series M	10,000,000	MXN	485,753

Total Mexico			11,781,530

Peru - 3.5%
Peru Government Bond
6.15%, 8/12/32, Reg S(b)	1,000	PEN	316
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	1,111,000	PEN	350,459
5.70%, 8/12/24, Reg S	2,985,000	PEN	946,821
8.20%, 8/12/26, Reg S	3,213,000	PEN	1,158,908
6.95%, 8/12/31, Reg S	6,796,000	PEN	2,310,426
6.90%, 8/12/37, Reg S	5,765,000	PEN	1,936,670

Total Peru			6,703,600

Philippines - 2.1%
Philippine Government International Bond
4.95%, 1/15/21	80,000,000	PHP	1,536,780
3.90%, 11/26/22	39,000,000	PHP	722,984
6.25%, 1/14/36	80,000,000	PHP	1,727,421

Total Philippines			3,987,185

Poland - 7.1%
Republic of Poland Government Bond
2.00%, 4/25/21, Series 0421	2,325,000	PLN	610,127
1.75%, 7/25/21, Series 0721	2,355,000	PLN	614,726
5.75%, 10/25/21, Series 1021	2,360,000	PLN	673,514
2.25%, 4/25/22, Series 0422	4,979,000	PLN	1,313,539
5.75%, 9/23/22, Series 0922	2,928,000	PLN	856,288
2.50%, 1/25/23, Series 0123	5,000,000	PLN	1,326,548
4.00%, 10/25/23, Series 1023	7,301,000	PLN	2,058,489
3.25%, 7/25/25, Series 0725	6,865,000	PLN	1,886,309
2.50%, 7/25/26, Series 0726	9,495,000	PLN	2,475,079
2.50%, 7/25/27, Series 0727	7,155,000	PLN	1,860,853

Total Poland			13,675,472

Romania - 1.9%
Romania Government Bond
5.75%, 4/29/20, Series 7Y	1,930,000	RON	463,358
3.25%, 3/22/21, Series 5Y	1,930,000	RON	451,047
5.95%, 6/11/21, Series 10Y	2,560,000	RON	628,960
5.85%, 4/26/23, Series 10Y	2,680,000	RON	667,199
4.75%, 2/24/25, Series 10Y	3,295,000	RON	786,878
5.80%, 7/26/27, Series 15Y	2,880,000	RON	730,972

Total Romania			3,728,414

Russia - 6.2%
Russian Federal Bond - OFZ
7.00%, 1/25/23, Series 6211	124,349,000	RUB	1,879,592
7.00%, 8/16/23, Series 6215	154,105,000	RUB	2,325,039
6.50%, 2/28/24, Series 6223	77,265,000	RUB	1,140,147
7.75%, 9/16/26, Series 6219	128,000,000	RUB	1,974,982
7.05%, 1/19/28, Series 6212	119,885,000	RUB	1,766,549
8.50%, 9/17/31, Series 6218	98,595,000	RUB	1,599,217
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,268,656

Total Russia			11,954,182

South Africa - 4.6%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	8,732,000	ZAR	666,109
7.00%, 2/28/31, Series R213	21,827,000	ZAR	1,261,490
6.25%, 3/31/36, Series R209	22,601,600	ZAR	1,127,992
8.50%, 1/31/37, Series 2037	8,000,000	ZAR	494,982
9.00%, 1/31/40, Series 2040	33,000,000	ZAR	2,111,064
8.75%, 1/31/44, Series 2044	18,655,000	ZAR	1,156,127
8.75%, 2/28/48, Series 2048	33,120,000	ZAR	2,047,604

Total South Africa			8,865,368

Thailand - 4.9%
Thailand Government Bond
2.40%, 12/17/23	13,000,000	THB	417,553
3.85%, 12/12/25	57,480,000	THB	1,999,092
2.13%, 12/17/26	36,000,000	THB	1,128,492
2.88%, 12/17/28	12,615,000	THB	416,785
4.88%, 6/22/29	37,602,000	THB	1,446,894
3.65%, 6/20/31	55,000,000	THB	1,933,040
3.40%, 6/17/36	58,800,000	THB	2,030,162

Total Thailand			9,372,018

Turkey - 2.2%
Turkey Government Bond
9.40%, 7/8/20	12,400,000	TRY	1,852,887
11.00%, 3/2/22	8,420,000	TRY	1,110,277
8.00%, 3/12/25	5,067,000	TRY	533,126
11.00%, 2/24/27	5,955,000	TRY	706,153

Total Turkey			4,202,443

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $185,789,644)			160,329,127

SUPRANATIONAL BONDS - 6.3%
European Bank for Reconstruction & Development
6.45%, 12/13/22	37,910,000,000	IDR	2,559,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2019

Investments	Principal Amount†		Value
European Investment Bank
7.63%, 1/12/22	40,000,000	MXN	$2,019,244
8.38%, 7/29/22, Reg S	7,235,000	ZAR	514,161
8.13%, 12/21/26	24,740,000	ZAR	1,727,832
8.00%, 5/5/27, Reg S	14,000,000	ZAR	967,570
International Bank for Reconstruction & Development
8.25%, 12/21/26	14,000,000	ZAR	974,788
International Finance Corp.
7.50%, 1/18/28	37,000,000	MXN	1,774,468
5.50%, 2/28/28	118,000,000	RUB	1,678,995

TOTAL SUPRANATIONAL BONDS (Cost: $12,813,421)			12,216,132

REPURCHASE AGREEMENT - 6.6%

United States - 6.6%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.49% due 6/3/19; Proceeds at maturity - $12,782,652 (fully collateralized by Fannie Mae Pool, 0.00% - 10.00% due 12/25/19 - 4/1/42, Freddie Mac, 0.00% due 12/11/25, Freddie Mac Gold STRIPS, 0.00% - 6.50% due 12/15/27, U.S. Treasury Note, 2.13% due 6/30/22 and U.S. Treasury Bond Coupon STRIPS, 0.00% due 5/15/25 - 8/15/29; Market value - $13,041,666) (Cost: $12,780,000)	12,780,000		12,780,000

TOTAL INVESTMENTS IN SECURITIES - 96.8% (Cost: $213,616,825)			186,585,100
Other Assets less Liabilities - 3.2%			6,072,150

NET ASSETS - 100.0%			$192,657,250

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2019.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco Colpatria	6/4/2019	3,132,505,750	COP	933,265	USD	$—	$(3,848)
Citibank N.A.	6/19/2019	7,900,000	MXN	414,838	USD	—	(13,072)
Goldman Sachs	6/19/2019	125,786	USD	4,000,000	THB	—	(191)
HSBC Holdings PLC	6/19/2019	228,784	USD	16,000,000	INR	5	—
JP Morgan Chase Bank N.A.	6/4/2019	2,821,458	BRL	712,040	USD	8,750	—
JP Morgan Chase Bank N.A.	6/4/2019	2,271,932	BRL	573,358	USD	7,045	—
JP Morgan Chase Bank N.A.	6/4/2019	259,934	USD	1,001,840	PLN	—	(856)
JP Morgan Chase Bank N.A.	6/4/2019	355,201	USD	5,218,241	ZAR	—	(3,256)
JP Morgan Chase Bank N.A.	6/19/2019	1,293,380	USD	24,750,000	MXN	34,683	—
Morgan Stanley & Co. International	6/19/2019	16,000,000	INR	228,813	USD	—	(35)
Morgan Stanley & Co. International	6/19/2019	7,800,000	THB	244,691	USD	966	—
Morgan Stanley & Co. International	6/19/2019	7,800,000	THB	245,036	USD	621	—
Royal Bank of Canada	6/19/2019	132,020,000	MXN	6,700,412	USD	13,653	—
Royal Bank of Canada	6/19/2019	3,100,000	TRY	539,940	USD	—	(13,707)
UBS AG	6/19/2019	7,900,000	MXN	413,104	USD	—	(11,338)
UBS AG	6/19/2019	132,170,000	THB	4,175,064	USD	—	(12,449)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2019

UBS AG	6/19/2019	6,000,000	TRY	1,005,390	USD	13,124	—
UBS AG	6/19/2019	700,000	TRY	117,965	USD	861	—

						$79,708	$(58,752)

CURRENCY LEGEND

ARS	Argentine peso
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian Nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.8%

U.S. Treasury Notes - 99.8%
U.S. Treasury Floating Rate Notes
2.37%, 7/31/20, (3-month U.S. Treasury Bill Money Market Yield + 0.043%)*	$644,692,000	$644,615,694
2.37%, 10/31/20, (3-month U.S. Treasury Bill Money Market Yield + 0.045%)*	681,945,000	681,647,154
2.44%, 1/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.12%)*	694,289,000	694,449,249
2.49%, 4/30/21, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	471,133,000	471,153,174

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,490,895,209)		2,491,865,271
Other Assets less Liabilities - 0.2%		5,163,104

NET ASSETS - 100.0%		$2,497,028,375

*	Floating rate note. Coupon shown is in effect at May 31, 2019. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 85.5%

United States - 85.5%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)(b)	$384,000	$373,440
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	27,000	27,236
5.63%, 2/15/23	593,000	596,706
ACE Cash Express, Inc.
12.00%, 12/15/22(a)	50,000	45,250
Acrisure LLC
8.13%, 2/15/24(a)	505,000	519,834
Actuant Corp.
5.63%, 6/15/22	378,000	380,835
ADT Security Corp. (The)
6.25%, 10/15/21	432,000	453,600
3.50%, 7/15/22	680,000	661,300
4.13%, 6/15/23	518,000	503,107
Advanced Micro Devices, Inc.
7.50%, 8/15/22	257,000	286,555
AES Corp.
4.88%, 5/15/23	749,000	754,063
Ahern Rentals, Inc.
7.38%, 5/15/23(a)	257,000	226,160
Air Medical Group Holdings, Inc.
6.38%, 5/15/23(a)(b)	167,000	156,563
AK Steel Corp.
7.63%, 10/1/21(b)	145,000	140,650
7.50%, 7/15/23	104,000	103,480
Aleris International, Inc.
10.75%, 7/15/23(a)	174,000	182,265
Allegheny Technologies, Inc.
5.95%, 1/15/21	140,000	139,608
7.88%, 8/15/23	452,000	476,164
Alliant Holdings Intermediate LLC
8.25%, 8/1/23(a)	310,000	317,750
Ally Financial, Inc.
3.75%, 11/18/19	579,000	580,013
8.00%, 3/15/20	471,000	488,074
7.50%, 9/15/20	340,000	357,000
4.25%, 4/15/21	575,000	582,906
4.13%, 2/13/22	342,000	345,044
4.63%, 5/19/22	170,000	173,825
AMC Networks, Inc.
4.75%, 12/15/22	356,000	359,008
5.00%, 4/1/24	475,000	473,076
American Airlines Group, Inc.
5.50%, 10/1/19(a)	344,000	347,010
4.63%, 3/1/20(a)	296,000	298,220
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	233,000	236,204
American Midstream Partners L.P.
9.50%, 12/15/21(a)	115,000	112,125
Amsted Industries, Inc.
5.00%, 3/15/22(a)	190,000	193,629
Anixter, Inc.
5.13%, 10/1/21	111,000	113,666
5.50%, 3/1/23	412,000	428,480
Antero Resources Corp.
5.38%, 11/1/21	467,000	467,126
5.13%, 12/1/22	320,000	317,200
5.63%, 6/1/23	265,000	263,012
Apex Tool Group LLC
9.00%, 2/15/23(a)	205,000	190,138
APX Group, Inc.
8.75%, 12/1/20	212,000	199,280
7.88%, 12/1/22	535,000	496,212
7.63%, 9/1/23(b)	195,000	156,975
Aramark Services, Inc.
5.13%, 1/15/24	476,000	483,040
Archrock Partners L.P.
6.00%, 10/1/22	68,000	68,340
Arconic, Inc.
6.15%, 8/15/20	516,000	530,301
5.40%, 4/15/21	537,000	550,245
5.87%, 2/23/22	183,000	190,861
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	105,000	107,100
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	479,000	510,681
Ashland LLC
4.75%, 8/15/22	726,000	750,502
Avanos Medical, Inc.
6.25%, 10/15/22	270,000	275,400
Avis Budget Car Rental LLC
5.50%, 4/1/23(b)	351,000	353,632
B&G Foods, Inc.
4.63%, 6/1/21	317,000	317,396
Ball Corp.
4.38%, 12/15/20	312,000	318,240
5.00%, 3/15/22	568,000	590,550
4.00%, 11/15/23	701,000	707,134
Bausch Health Cos., Inc.
6.50%, 3/15/22(a)	656,000	679,098
5.50%, 3/1/23(a)	107,000	107,669
5.88%, 5/15/23(a)	616,000	621,390
7.00%, 3/15/24(a)	917,000	959,984
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	462,000	485,100
Beazer Homes USA, Inc.
8.75%, 3/15/22	415,000	430,986
Berry Global, Inc.
5.50%, 5/15/22	312,000	315,510
6.00%, 10/15/22	180,000	183,600
5.13%, 7/15/23	401,000	405,511
Blackboard, Inc.
9.75%, 10/15/21(a)	185,000	176,675
Blackstone CQP Holdco L.P.
6.00%, 8/18/21(a)	203,000	203,000
Blue Cube Spinco LLC
9.75%, 10/15/23	331,000	364,927
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	519,000	519,000
Boyd Gaming Corp.
6.88%, 5/15/23	350,000	362,250
Brinker International, Inc.
3.88%, 5/15/23	170,000	166,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Bristow Group, Inc.
8.75%, 3/1/23(a)(c)	$84,000	$76,650
Bruin E&P Partners LLC
8.88%, 8/1/23(a)	265,000	239,163
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(d)	367,000	301,857
BWAY Holding Co.
5.50%, 4/15/24(a)	700,000	686,945
C&S Group Enterprises LLC
5.38%, 7/15/22(a)	226,000	223,458
Cablevision Systems Corp.
8.00%, 4/15/20	315,000	325,237
5.88%, 9/15/22	355,000	368,206
California Resources Corp.
8.00%, 12/15/22(a)(b)	1,045,000	734,112
Calpine Corp.
6.00%, 1/15/22(a)	352,000	355,960
5.38%, 1/15/23	595,000	589,794
5.50%, 2/1/24	541,000	526,122
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	409,000	391,617
7.63%, 1/15/22(b)	158,000	146,545
7.75%, 4/15/23	130,000	122,200
Carpenter Technology Corp.
5.20%, 7/15/21	220,000	225,273
4.45%, 3/1/23	137,000	139,315
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(b)	319,000	296,670
CCO Holdings LLC
5.25%, 3/15/21	170,000	170,531
5.25%, 9/30/22	625,000	634,109
5.13%, 2/15/23	463,000	467,644
4.00%, 3/1/23(a)	235,000	233,167
5.13%, 5/1/23(a)	528,000	533,122
5.75%, 9/1/23	230,000	234,313
5.75%, 1/15/24	455,000	464,100
5.88%, 4/1/24(a)	805,000	832,169
CDW LLC
5.00%, 9/1/23	255,000	259,208
CEC Entertainment, Inc.
8.00%, 2/15/22	105,000	105,656
Centene Corp.
5.63%, 2/15/21	393,000	397,912
4.75%, 5/15/22	796,000	806,714
6.13%, 2/15/24	686,000	716,959
Century Aluminum Co.
7.50%, 6/1/21(a)	43,000	42,463
CenturyLink, Inc.
6.15%, 9/15/19, Series Q	89,000	89,445
5.63%, 4/1/20, Series V	409,000	416,076
6.45%, 6/15/21, Series S	542,000	565,035
5.80%, 3/15/22, Series T	547,000	557,776
6.75%, 12/1/23, Series W	335,000	351,432
7.50%, 4/1/24, Series Y(b)	350,000	374,500
CF Industries, Inc.
7.13%, 5/1/20	341,000	350,715
3.45%, 6/1/23	532,000	519,365
CGG Holding US, Inc.
9.00%, 5/1/23(a)	200,000	209,000
Chemours Co. (The)
6.63%, 5/15/23	440,000	440,000
Chesapeake Energy Corp.
4.88%, 4/15/22(b)	216,000	208,440
5.75%, 3/15/23	204,000	196,350
Cinemark USA, Inc.
4.88%, 6/1/23	737,000	743,449
CIT Group, Inc.
5.00%, 8/15/22	705,000	732,862
5.00%, 8/1/23	360,000	375,300
4.75%, 2/16/24	464,000	477,682
CITGO Holding, Inc.
10.75%, 2/15/20(a)	1,003,000	1,031,836
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	347,000	347,434
Clean Harbors, Inc.
5.13%, 6/1/21	459,000	460,721
Clear Channel International B.V.
8.75%, 12/15/20(a)	180,000	184,950
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22, Series A	319,000	326,882
6.50%, 11/15/22, Series B	749,000	767,725
9.25%, 2/15/24(a)	768,000	821,530
Clearwater Paper Corp.
4.50%, 2/1/23	60,000	56,400
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)	170,000	163,625
Cloud Peak Energy Resources LLC
12.00%, 11/1/21(c)	178,000	21,138
CNO Financial Group, Inc.
4.50%, 5/30/20	195,000	197,896
CNX Resources Corp.
5.88%, 4/15/22	659,000	635,197
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	312,000	321,360
Colfax Corp.
6.00%, 2/15/24(a)	389,000	403,424
Commercial Metals Co.
4.88%, 5/15/23	150,000	148,875
CommScope, Inc.
5.00%, 6/15/21(a)	318,000	317,205
5.50%, 3/1/24(a)	574,000	579,740
Community Health Systems, Inc.
5.13%, 8/1/21(b)	448,000	440,160
6.88%, 2/1/22	1,203,000	806,010
6.25%, 3/31/23	1,522,000	1,454,956
11.00%, 6/30/23(a)(b)(d)	760,000	613,472
8.63%, 1/15/24(a)	292,000	292,730
Consolidated Communications, Inc.
6.50%, 10/1/22	152,000	139,460
CoreCivic, Inc.
5.00%, 10/15/22	204,000	205,275
4.63%, 5/1/23	362,000	357,022
CPG Merger Sub LLC
8.00%, 10/1/21(a)	277,000	281,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Credit Acceptance Corp.
6.13%, 2/15/21	$208,000	$208,910
7.38%, 3/15/23	270,000	280,462
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	509,000	515,770
Crown Americas LLC
4.50%, 1/15/23	505,000	512,514
CSC Holdings LLC
6.75%, 11/15/21	463,000	494,831
5.13%, 12/15/21(a)	505,000	505,000
5.38%, 7/15/23(a)	915,000	931,012
CSI Compressco L.P.
7.25%, 8/15/22	130,000	117,975
CVR Partners L.P.
9.25%, 6/15/23(a)	344,000	355,610
CVR Refining LLC
6.50%, 11/1/22	604,000	609,285
CyrusOne L.P.
5.00%, 3/15/24	321,000	324,114
David’s Bridal, Inc.
7.75%, 10/15/20(a)(c)	125,000	46,705
DaVita, Inc.
5.75%, 8/15/22	556,000	562,255
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	204,000	206,805
4.75%, 9/30/21(a)	254,000	257,734
4.95%, 4/1/22	552,000	569,250
3.88%, 3/15/23	220,000	217,800
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(d)	260,000	242,450
Dean Foods Co.
6.50%, 3/15/23(a)	230,000	133,400
Dell International LLC
5.88%, 6/15/21(a)	675,000	684,975
Dell, Inc.
5.88%, 6/15/19	295,000	295,516
4.63%, 4/1/21(b)	316,000	321,257
Denbury Resources, Inc.
9.00%, 5/15/21(a)	397,000	388,067
9.25%, 3/31/22(a)	458,000	444,260
5.50%, 5/1/22	240,000	165,000
4.63%, 7/15/23	77,000	48,895
7.50%, 2/15/24(a)	207,000	180,608
Diamond Offshore Drilling, Inc.
3.45%, 11/1/23	105,000	86,363
DISH DBS Corp.
7.88%, 9/1/19	758,000	764,905
5.13%, 5/1/20	635,000	639,775
6.75%, 6/1/21	915,000	947,025
5.88%, 7/15/22	962,000	949,061
5.00%, 3/15/23	783,000	735,041
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23(a)	122,000	128,405
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)	104,000	105,560
DynCorp International, Inc.
11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	123,975	123,975
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	293,000	294,099
Edgewell Personal Care Co.
4.70%, 5/19/21	378,000	377,112
4.70%, 5/24/22	340,000	340,602
EIG Investors Corp.
10.88%, 2/1/24	157,000	165,635
Elanco Animal Health, Inc.
3.91%, 8/27/21(a)	271,000	276,662
4.27%, 8/28/23(a)	524,000	550,210
Eldorado Resorts, Inc.
7.00%, 8/1/23	155,000	160,813
EMC Corp.
2.65%, 6/1/20	987,000	976,423
3.38%, 6/1/23	240,000	233,155
Encompass Health Corp.
5.13%, 3/15/23	121,000	122,513
Endo Finance LLC
6.00%, 7/15/23(a)	749,000	541,152
Energen Corp.
4.63%, 9/1/21	590,000	598,850
Energy Transfer L.P.
7.50%, 10/15/20	555,000	583,941
4.25%, 3/15/23	382,000	385,870
5.88%, 1/15/24	533,000	569,588
Energy Transfer Operating L.P.
7.50%, 10/15/20	48,000	50,957
Energy Ventures Gom LLC
11.00%, 2/15/23(a)	190,000	209,950
EnerSys
5.00%, 4/30/23(a)	235,000	238,525
EnLink Midstream Partners L.P.
4.40%, 4/1/24	350,000	345,187
Enviva Partners L.P.
8.50%, 11/1/21	155,000	161,781
Equinix, Inc.
5.38%, 1/1/22	418,000	428,972
5.38%, 4/1/23	502,000	510,634
Exela Intermediate LLC
10.00%, 7/15/23(a)	380,000	303,050
Ferrellgas L.P.
6.50%, 5/1/21(b)	145,000	129,050
6.75%, 1/15/22	217,000	190,960
6.75%, 6/15/23(b)	322,000	279,737
First Data Corp.
5.38%, 8/15/23(a)	530,000	537,886
5.00%, 1/15/24(a)	855,000	874,237
5.75%, 1/15/24(a)	985,000	1,012,087
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	336,000	336,000
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(a)	115,000	106,375
Foresight Energy LLC
11.50%, 4/1/23(a)	215,000	142,975
Forestar Group, Inc.
8.00%, 4/15/24(a)	250,000	255,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	$320,000	$323,200
Forum Energy Technologies, Inc.
6.25%, 10/1/21	220,000	206,800
Freeport-McMoRan, Inc.
4.00%, 11/14/21	234,000	236,048
3.55%, 3/1/22	1,050,000	1,030,312
6.88%, 2/15/23	312,000	327,210
3.88%, 3/15/23	805,000	776,825
Fresh Market, Inc. (The)
9.75%, 5/1/23(a)	262,000	195,190
Frontier Communications Corp.
8.75%, 4/15/22	195,000	136,013
10.50%, 9/15/22	992,000	726,640
FS Energy & Power Fund
7.50%, 8/15/23(a)	160,000	162,000
FTS International, Inc.
6.25%, 5/1/22	245,000	232,750
GameStop Corp.
6.75%, 3/15/21(a)(b)	143,000	143,715
Gates Global LLC
6.00%, 7/15/22(a)	278,000	277,305
GCI LLC
6.75%, 6/1/21	156,000	156,195
Genesis Energy L.P.
6.75%, 8/1/22	340,500	340,074
6.00%, 5/15/23	170,000	164,628
Genworth Holdings, Inc.
7.70%, 6/15/20(b)	160,000	160,880
7.20%, 2/15/21	106,000	102,555
7.63%, 9/24/21	270,000	261,225
GEO Group, Inc. (The)
5.88%, 1/15/22	245,000	243,163
5.13%, 4/1/23	74,000	69,930
Global Partners L.P.
6.25%, 7/15/22	315,000	316,575
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	440,000	438,350
Graphic Packaging International LLC
4.75%, 4/15/21	240,000	244,500
4.88%, 11/15/22	144,000	147,240
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	262,000	276,410
Great Western Petroleum LLC
9.00%, 9/30/21(a)	83,000	65,881
Griffon Corp.
5.25%, 3/1/22	522,000	521,347
Grinding Media, Inc.
7.38%, 12/15/23(a)	415,000	388,025
Group 1 Automotive, Inc.
5.00%, 6/1/22	186,000	187,163
Guitar Center, Inc.
9.50%, 10/15/21(a)	295,000	286,887
Gulfport Energy Corp.
6.63%, 5/1/23	277,000	256,225
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	52,000	51,220
9.25%, 3/1/21(a)(b)	474,000	463,439
8.38%, 8/15/22(a)	474,000	405,270
HCA Healthcare, Inc.
6.25%, 2/15/21	552,000	576,150
HCA, Inc.
7.50%, 2/15/22	944,000	1,034,860
5.88%, 5/1/23	571,000	607,761
Hecla Mining Co.
6.88%, 5/1/21	217,000	203,438
Herc Rentals, Inc.
7.50%, 6/1/22(a)	233,000	241,155
Hertz Corp. (The)
5.88%, 10/15/20	312,000	310,635
7.38%, 1/15/21	234,000	233,123
7.63%, 6/1/22(a)	815,000	828,244
6.25%, 10/15/22(b)	231,000	221,303
HighPoint Operating Corp.
7.00%, 10/15/22	140,000	135,100
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(a)	195,000	200,363
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	150,000	137,250
Horizon Pharma USA, Inc.
6.63%, 5/1/23	183,000	187,461
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21	233,000	132,810
Hot Topic, Inc.
9.25%, 6/15/21(a)	328,000	330,132
Hughes Satellite Systems Corp.
6.50%, 6/15/19	426,000	426,011
7.63%, 6/15/21	517,000	550,135
Icahn Enterprises L.P.
6.00%, 8/1/20	475,000	475,594
5.88%, 2/1/22	723,000	732,037
6.25%, 2/1/22	899,000	918,104
6.75%, 2/1/24	232,000	238,670
Immucor, Inc.
11.13%, 2/15/22(a)	270,000	274,050
Infor U.S., Inc.
6.50%, 5/15/22	835,000	847,775
Informatica LLC
7.13%, 7/15/23(a)	326,000	330,075
Ingles Markets, Inc.
5.75%, 6/15/23	215,000	218,763
Ingram Micro, Inc.
5.00%, 8/10/22	25,000	25,058
International Game Technology PLC
6.25%, 2/15/22(a)	712,000	740,480
INVISTA Finance LLC
4.25%, 10/15/19(a)	325,000	327,378
IQVIA, Inc.
4.88%, 5/15/23(a)	384,000	391,200
Iridium Communications, Inc.
10.25%, 4/15/23(a)	173,000	188,570
Iron Mountain, Inc.
4.38%, 6/1/21(a)	284,000	284,355
6.00%, 8/15/23	370,000	378,325
iStar, Inc.
6.50%, 7/1/21	313,000	317,695
6.00%, 4/1/22	320,000	324,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	$378,000	$387,809
10.25%, 11/15/22(a)	295,000	317,125
Jaguar Holding Co. II
6.38%, 8/1/23(a)	580,000	590,266
JC Penney Corp., Inc.
5.88%, 7/1/23(a)	125,000	100,813
Jefferies Finance LLC
7.38%, 4/1/20(a)	306,000	306,000
7.50%, 4/15/21(a)	270,000	275,062
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	247,000	260,662
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	200,000	167,500
KB Home
8.00%, 3/15/20	157,000	162,103
7.00%, 12/15/21	294,000	312,454
7.50%, 9/15/22	170,000	185,938
7.63%, 5/15/23	108,000	118,125
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23(a)(b)	214,000	203,300
Kennedy-Wilson, Inc.
5.88%, 4/1/24	545,000	545,076
KGA Escrow LLC
7.50%, 8/15/23(a)	267,000	276,011
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	318,000	326,608
12.50%, 11/1/21(a)	364,000	402,111
L Brands, Inc.
6.63%, 4/1/21	317,000	332,454
5.63%, 2/15/22	445,000	458,350
5.63%, 10/15/23	255,000	261,324
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	399,000	399,471
Lamar Media Corp.
5.00%, 5/1/23	417,000	425,340
5.38%, 1/15/24	242,000	248,292
Laredo Petroleum, Inc.
5.63%, 1/15/22(b)	249,000	230,325
6.25%, 3/15/23(b)	77,000	68,915
Leidos Holdings, Inc.
4.45%, 12/1/20	500,000	505,350
Lennar Corp.
4.50%, 6/15/19	227,000	227,142
6.63%, 5/1/20	220,000	226,600
8.38%, 1/15/21	268,000	288,770
4.75%, 4/1/21	378,000	385,922
6.25%, 12/15/21	256,000	269,120
4.13%, 1/15/22	344,000	346,838
4.75%, 11/15/22	268,000	276,710
4.88%, 12/15/23	180,000	184,995
Level 3 Financing, Inc.
5.38%, 8/15/22	478,000	480,987
5.13%, 5/1/23	525,000	526,470
5.38%, 1/15/24	475,000	477,375
Level 3 Parent LLC
5.75%, 12/1/22	428,000	430,140
Lexmark International, Inc.
7.13%, 3/15/20	77,000	76,615
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)	292,000	295,650
LKQ Corp.
4.75%, 5/15/23	517,000	519,585
Lonestar Resources America, Inc.
11.25%, 1/1/23(a)	104,000	101,660
LSB Industries, Inc.
9.63%, 5/1/23(a)(b)	191,000	197,924
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	468,000	480,870
M/I Homes, Inc.
6.75%, 1/15/21	84,000	85,260
Mack-Cali Realty L.P.
3.15%, 5/15/23	270,000	248,970
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)(b)	272,000	262,398
5.75%, 8/1/22(a)(b)	430,000	352,471
4.75%, 4/15/23(b)	382,000	236,840
5.63%, 10/15/23(a)	350,000	241,500
Martin Midstream Partners L.P.
7.25%, 2/15/21	520,000	507,000
Masonite International Corp.
5.63%, 3/15/23(a)	353,000	360,501
MasTec, Inc.
4.88%, 3/15/23	220,000	223,025
Mattel, Inc.
4.35%, 10/1/20	340,000	341,700
3.15%, 3/15/23	300,000	277,500
MDC Holdings, Inc.
5.63%, 2/1/20	156,000	157,950
5.50%, 1/15/24	345,000	358,800
MEDNAX, Inc.
5.25%, 12/1/23(a)	335,000	335,000
Meritage Homes Corp.
7.15%, 4/15/20	319,000	328,171
7.00%, 4/1/22	289,000	310,314
Meritor, Inc.
6.25%, 2/15/24	136,000	139,529
MGIC Investment Corp.
5.75%, 8/15/23	427,000	454,755
MGM Resorts International
6.63%, 12/15/21	601,000	642,319
7.75%, 3/15/22	493,000	544,765
6.00%, 3/15/23	560,000	589,400
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	152,000	140,600
Midcontinent Communications
6.88%, 8/15/23(a)	310,000	322,400
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	190,000	191,928
Molina Healthcare, Inc.
5.38%, 11/15/22	426,000	435,990
Momentive Performance Materials, Inc.
3.88%, 10/24/21	367,000	414,526
Montage Resources Corp.
8.88%, 7/15/23	295,000	261,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Moog, Inc.
5.25%, 12/1/22(a)	$213,000	$215,663
Multi-Color Corp.
6.13%, 12/1/22(a)	112,000	115,360
Murphy Oil Corp.
4.00%, 6/1/22	257,000	254,358
4.20%, 12/1/22	362,000	356,318
Murphy Oil USA, Inc.
6.00%, 8/15/23	290,000	295,437
Murray Energy Corp.
11.25%, 4/15/21(a)	120,000	56,400
Nabors Industries, Inc.
5.00%, 9/15/20	417,000	424,297
4.63%, 9/15/21	330,000	319,275
5.50%, 1/15/23(b)	199,000	175,558
5.10%, 9/15/23	263,000	222,235
National CineMedia LLC
6.00%, 4/15/22	186,000	188,093
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	430,000	430,000
Nationstar Mortgage LLC
6.50%, 7/1/21	391,000	389,248
Navient Corp.
8.00%, 3/25/20	705,000	727,031
5.00%, 10/26/20	340,000	344,675
5.88%, 3/25/21	493,000	504,561
6.63%, 7/26/21	301,000	312,953
7.25%, 1/25/22	350,000	370,394
6.50%, 6/15/22	529,000	551,482
5.50%, 1/25/23	377,000	377,377
7.25%, 9/25/23	407,000	428,754
6.13%, 3/25/24	400,000	404,000
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	174,000	141,810
Navios Maritime Holdings, Inc.
7.38%, 1/15/22(a)	117,000	73,125
NCL Corp., Ltd.
4.75%, 12/15/21(a)	274,000	276,740
NCR Corp.
4.63%, 2/15/21	315,000	314,905
5.88%, 12/15/21	187,000	188,870
5.00%, 7/15/22	373,000	373,821
6.38%, 12/15/23	321,000	328,730
Neiman Marcus Group Ltd. LLC
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	83,160	43,659
NESCO LLC
6.88%, 2/15/21(a)	236,000	235,410
Netflix, Inc.
5.38%, 2/1/21	300,000	308,967
5.50%, 2/15/22	654,000	683,430
5.75%, 3/1/24	410,000	436,137
New Home Co., Inc. (The)
7.25%, 4/1/22	418,000	375,155
Nexstar Broadcasting, Inc.
6.13%, 2/15/22(a)	121,000	122,664
5.88%, 11/15/22	491,000	500,673
NGL Energy Partners L.P.
7.50%, 11/1/23	283,000	288,717
NGPL PipeCo LLC
4.38%, 8/15/22(a)	403,000	409,428
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	558,000	560,790
Nielsen Finance LLC
5.00%, 4/15/22(a)	1,055,000	1,048,775
Noble Holding International Ltd.
7.75%, 1/15/24(b)	250,000	196,875
Northwest Acquisitions ULC
7.13%, 11/1/22(a)	140,000	109,550
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	115,000	70,725
NuStar Logistics L.P.
4.80%, 9/1/20	402,000	407,025
6.75%, 2/1/21	120,000	124,800
4.75%, 2/1/22	105,000	105,032
Oasis Petroleum, Inc.
6.88%, 3/15/22	376,000	364,916
Ocwen Loan Servicing LLC
8.38%, 11/15/22(a)	190,000	168,150
OI European Group B.V.
4.00%, 3/15/23(a)	125,000	123,125
Omnimax International, Inc.
12.00%, 8/15/20(a)	149,000	151,421
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	624,000	585,000
Outfront Media Capital LLC
5.25%, 2/15/22	441,000	446,737
5.63%, 2/15/24	459,000	472,036
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	254,000	258,763
5.88%, 8/15/23(a)	547,000	573,710
Pacific Drilling S.A.
8.38%, 10/1/23(a)	365,000	350,400
Party City Holdings, Inc.
6.13%, 8/15/23(a)(b)	162,000	164,430
Pattern Energy Group, Inc.
5.88%, 2/1/24(a)	399,000	403,987
PBF Holding Co. LLC
7.00%, 11/15/23	235,000	240,875
PBF Logistics L.P.
6.88%, 5/15/23	475,000	482,125
Peabody Energy Corp.
6.00%, 3/31/22(a)	286,000	283,140
Penske Automotive Group, Inc.
5.75%, 10/1/22	327,000	331,905
PetSmart, Inc.
7.13%, 3/15/23(a)	830,000	744,676
Pioneer Energy Services Corp.
6.13%, 3/15/22	120,000	55,500
Pioneer Holdings LLC
9.00%, 11/1/22(a)	105,000	107,625
Pitney Bowes, Inc.
3.88%, 9/15/20	80,000	79,700
3.88%, 10/1/21	215,000	207,819
4.63%, 5/15/22	210,000	201,600
4.70%, 4/1/23	208,000	195,000
4.63%, 3/15/24(b)	100,000	89,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Plantronics, Inc.
5.50%, 5/31/23(a)	$245,000	$243,469
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	620,000	611,475
PolyOne Corp.
5.25%, 3/15/23	245,000	253,881
Popular, Inc.
6.13%, 9/14/23	152,000	158,840
PQ Corp.
6.75%, 11/15/22(a)	300,000	310,875
Prestige Brands, Inc.
5.38%, 12/15/21(a)	471,000	472,766
6.38%, 3/1/24(a)	278,000	287,035
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	488,000	512,095
5.25%, 4/15/24(a)	355,000	349,242
Pyxus International, Inc.
8.50%, 4/15/21(a)	68,000	69,700
9.88%, 7/15/21	259,000	220,798
QEP Resources, Inc.
5.38%, 10/1/22	227,000	218,771
5.25%, 5/1/23	298,000	282,355
Quorum Health Corp.
11.63%, 4/15/23(b)	165,000	143,138
QVC, Inc.
5.13%, 7/2/22	230,000	238,404
4.38%, 3/15/23	517,000	518,809
Qwest Corp.
6.75%, 12/1/21	385,000	406,831
Radiate Holdco LLC
6.88%, 2/15/23(a)	115,000	116,725
Range Resources Corp.
5.75%, 6/1/21	218,000	218,000
5.88%, 7/1/22	140,000	137,900
5.00%, 8/15/22	203,000	192,753
5.00%, 3/15/23	282,000	264,375
Realogy Group LLC
5.25%, 12/1/21(a)	312,000	309,660
4.88%, 6/1/23(a)(b)	409,000	377,507
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(a)	319,000	337,663
Rent-A-Center, Inc.
6.63%, 11/15/20	125,000	125,000
Resolute Forest Products, Inc.
5.88%, 5/15/23	298,000	298,745
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	223,000	200,700
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	1,422,550	1,426,534
5.13%, 7/15/23(a)	915,000	916,327
RHP Hotel Properties L.P.
5.00%, 4/15/21	507,000	510,169
5.00%, 4/15/23	419,000	423,190
Rite Aid Corp.
6.13%, 4/1/23(a)	838,000	690,302
Riverbed Technology, Inc.
8.88%, 3/1/23(a)(b)	255,000	168,300
Rivers Pittsburgh Borrower L.P.
6.13%, 8/15/21(a)	254,000	256,858
Rowan Cos., Inc.
4.88%, 6/1/22	340,000	309,400
4.75%, 1/15/24	190,000	140,600
Sable International Finance Ltd.
6.88%, 8/1/22(a)	200,000	205,918
Sable Permian Resources Land LLC
8.00%, 6/15/20(a)(c)	62,000	51,770
13.00%, 11/30/20(a)(c)	145,000	139,200
7.38%, 11/1/21(a)(c)	14,000	3,220
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	368,000	372,666
5.25%, 11/15/23(a)	235,000	237,350
Sanchez Energy Corp.
6.13%, 1/15/23	537,000	61,755
7.25%, 2/15/23(a)(b)	229,000	194,650
Sanmina Corp.
4.38%, 6/1/19(a)	105,000	105,000
SBA Communications Corp.
4.88%, 7/15/22	551,000	555,794
4.00%, 10/1/22	461,320	461,145
Scientific Games International, Inc.
6.63%, 5/15/21	134,000	135,843
10.00%, 12/1/22	511,000	537,827
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	382,000	396,802
Sealed Air Corp.
6.50%, 12/1/20(a)	250,000	258,750
5.25%, 4/1/23(a)	398,000	412,925
Select Medical Corp.
6.38%, 6/1/21	364,000	364,728
SemGroup Corp.
5.63%, 7/15/22	190,000	189,050
5.63%, 11/15/23	192,000	183,360
Sensata Technologies B.V.
4.88%, 10/15/23(a)	255,000	260,419
SESI LLC
7.13%, 12/15/21	346,000	259,500
Shea Homes L.P.
5.88%, 4/1/23(a)	376,000	374,120
Silgan Holdings, Inc.
5.50%, 2/1/22	230,000	231,150
Sinclair Television Group, Inc.
5.38%, 4/1/21	315,000	315,787
6.13%, 10/1/22	284,000	288,260
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	554,000	552,615
4.63%, 5/15/23(a)	467,000	471,670
SM Energy Co.
6.13%, 11/15/22	160,000	155,600
Sonic Automotive, Inc.
5.00%, 5/15/23	69,000	68,138
Sophia L.P.
9.00%, 9/30/23(a)	250,000	258,750
Sotera Health Holdings LLC
6.50%, 5/15/23(a)	205,000	206,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Sotero Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	$235,000	$233,825
Southern Star Central Corp.
5.13%, 7/15/22(a)	284,000	288,175
Springleaf Finance Corp.
8.25%, 12/15/20	340,000	363,375
7.75%, 10/1/21	476,000	514,675
6.13%, 5/15/22	597,000	626,850
5.63%, 3/15/23	590,000	606,962
6.13%, 3/15/24	475,000	494,000
Sprint Communications, Inc.
7.00%, 3/1/20(a)	309,000	317,111
7.00%, 8/15/20	463,000	480,362
11.50%, 11/15/21	294,000	335,498
6.00%, 11/15/22	758,000	775,298
Sprint Corp.
7.25%, 9/15/21	871,000	917,816
7.88%, 9/15/23	1,960,000	2,107,000
Starwood Property Trust, Inc.
5.00%, 12/15/21	852,000	859,055
Steel Dynamics, Inc.
5.13%, 10/1/21	339,000	340,271
5.25%, 4/15/23	396,000	400,950
Summit Materials LLC
6.13%, 7/15/23	383,000	387,787
Sunoco L.P.
4.88%, 1/15/23, Series WI	496,000	501,069
Symantec Corp.
4.20%, 9/15/20	486,000	488,986
3.95%, 6/15/22	110,000	109,219
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(d)	220,000	224,950
5.90%, 2/7/29, (5.90% fixed rate until 2/7/24; 5-year U.S. dollar Swap Rate + 3.379% thereafter)(d)	374,000	382,415
T-Mobile USA, Inc.
4.00%, 4/15/22	585,000	590,850
6.00%, 3/1/23	530,000	542,587
6.50%, 1/15/24	455,000	470,925
6.00%, 4/15/24	475,000	494,594
Tapstone Energy LLC
9.75%, 6/1/22(a)	115,000	85,963
Targa Resources Partners L.P.
5.25%, 5/1/23	525,000	528,124
4.25%, 11/15/23	275,000	270,875
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	260,000	259,025
6.63%, 5/15/22	195,000	201,035
5.88%, 4/15/23(a)	315,000	323,662
Teekay Offshore Partners L.P.
8.50%, 7/15/23(a)	320,000	321,216
TEGNA, Inc.
5.13%, 10/15/19	53,000	53,071
5.13%, 7/15/20	395,000	396,521
4.88%, 9/15/21(a)	116,000	116,290
Tempur Sealy International, Inc.
5.63%, 10/15/23	225,000	227,835
Tenet Healthcare Corp.
4.75%, 6/1/20	205,000	207,050
6.00%, 10/1/20	785,000	809,374
4.50%, 4/1/21	370,000	373,700
4.38%, 10/1/21	420,000	425,292
8.13%, 4/1/22	1,345,000	1,411,080
6.75%, 6/15/23	915,000	913,856
TIBCO Software, Inc.
11.38%, 12/1/21(a)	477,000	504,726
TMX Finance LLC
11.13%, 4/1/23(a)	211,000	199,131
Toll Brothers Finance Corp.
5.88%, 2/15/22	231,000	243,128
4.38%, 4/15/23	307,000	313,815
5.63%, 1/15/24	232,000	245,050
TPC Group, Inc.
8.75%, 12/15/20(a)	352,000	347,600
TransDigm, Inc.
6.00%, 7/15/22	720,000	725,400
Transocean Guardian Ltd.
5.88%, 1/15/24(a)	187,110	188,981
Transocean, Inc.
9.00%, 7/15/23(a)	375,000	386,700
TreeHouse Foods, Inc.
4.88%, 3/15/22	271,000	271,677
6.00%, 2/15/24(a)	422,000	431,183
TRI Pointe Group, Inc.
4.38%, 6/15/19	266,000	264,337
Tribune Media Co.
5.88%, 7/15/22	724,000	735,548
Triumph Group, Inc.
4.88%, 4/1/21	300,000	295,500
5.25%, 6/1/22	259,000	251,230
Unit Corp.
6.63%, 5/15/21	299,000	282,555
United Continental Holdings, Inc.
6.00%, 12/1/20	265,000	275,269
4.25%, 10/1/22	219,000	219,572
5.00%, 2/1/24(b)	262,000	266,585
United Rentals North America, Inc.
4.63%, 7/15/23	540,000	551,475
Uniti Group L.P.
6.00%, 4/15/23(a)	345,000	323,437
8.25%, 10/15/23	531,000	476,241
Univar USA, Inc.
6.75%, 7/15/23(a)	185,000	188,238
Univision Communications, Inc.
5.13%, 5/15/23(a)	635,000	603,250
Urban One, Inc.
7.38%, 4/15/22(a)	149,000	147,138
VeriSign, Inc.
4.63%, 5/1/23	270,000	273,294
Veritas US, Inc.
10.50%, 2/1/24(a)	390,000	327,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	$216,000	$210,330
VFH Parent LLC
6.75%, 6/15/22(a)	400,000	413,140
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(d)	385,800	383,389
VICI Properties 1 LLC
8.00%, 10/15/23	60,000	65,400
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	295,000	211,663
9.75%, 4/15/23(a)	200,000	147,000
Vista Outdoor, Inc.
5.88%, 10/1/23(b)	306,000	289,562
Vistra Energy Corp.
5.88%, 6/1/23	520,000	532,350
Voya Financial, Inc.
5.65%, 5/15/53, (5.65% fixed rate until 5/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.58% thereafter)(d)	353,000	358,018
Voyager Aviation Holdings LLC
8.50%, 8/15/21(a)(b)	220,000	225,500
W/S Packaging Holdings, Inc.
9.00%, 4/15/23(a)	110,000	118,800
Weatherford International Ltd.
5.13%, 9/15/20	105,000	51,713
7.75%, 6/15/21	290,000	145,000
4.50%, 4/15/22	227,000	110,663
8.25%, 6/15/23	275,000	137,500
9.88%, 2/15/24	150,000	74,625
WESCO Distribution, Inc.
5.38%, 12/15/21	218,000	220,180
WEX, Inc.
4.75%, 2/1/23(a)	323,000	323,000
Whiting Petroleum Corp.
5.75%, 3/15/21	347,000	344,328
6.25%, 4/1/23	332,000	322,455
William Lyon Homes, Inc.
6.00%, 9/1/23	514,000	511,430
Williams Scotsman International, Inc.
7.88%, 12/15/22(a)	260,000	269,750
6.88%, 8/15/23(a)	120,000	120,300
WMG Acquisition Corp.
5.00%, 8/1/23(a)	390,000	396,337
WPX Energy, Inc.
6.00%, 1/15/22	314,000	320,186
8.25%, 8/1/23	532,080	589,279
WR Grace & Co-Conn
5.13%, 10/1/21(a)	354,000	360,089
Wyndham Destinations, Inc.
4.25%, 3/1/22	262,000	261,162
3.90%, 3/1/23	377,000	369,224
5.40%, 4/1/24	250,000	257,500
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	232,000	228,520
Xerox Corp.
3.50%, 8/20/20	410,000	410,000
4.50%, 5/15/21	791,000	801,766
4.13%, 3/15/23	725,000	719,562
XPO Logistics, Inc.
6.50%, 6/15/22(a)	699,000	712,456
6.13%, 9/1/23(a)	255,000	257,275
York Risk Services Holding Corp.
8.50%, 10/1/22(a)(b)	151,000	125,708
Yum! Brands, Inc.
5.30%, 9/15/19	115,000	115,719
3.88%, 11/1/20	105,000	105,263
3.75%, 11/1/21	195,000	195,000
3.88%, 11/1/23	389,000	389,972
Zayo Group LLC
6.00%, 4/1/23	734,000	756,020

TOTAL CORPORATE BONDS (Cost: $216,371,332)		213,767,409

FOREIGN CORPORATE BONDS - 11.2%

Australia - 0.5%
Barminco Finance Pty Ltd.
6.63%, 5/15/22(a)	124,000	127,101
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	598,000	601,737
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)	445,000	453,344

Total Australia		1,182,182

Belgium - 0.1%
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 5/15/23(a)	254,000	251,143

Canada - 4.6%
1011778 BC ULC
4.63%, 1/15/22(a)	656,000	657,640
Air Canada
7.75%, 4/15/21(a)	237,000	253,543
Athabasca Oil Corp.
9.88%, 2/24/22(a)	246,000	232,470
Baytex Energy Corp.
5.13%, 6/1/21(a)	307,000	304,697
Bombardier, Inc.
8.75%, 12/1/21(a)	480,000	520,104
5.75%, 3/15/22(a)	160,000	159,683
6.00%, 10/15/22(a)	575,000	563,327
6.13%, 1/15/23(a)	791,000	770,988
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	261,000	260,674
6.13%, 7/1/22(a)	350,000	353,500
Canbriam Energy, Inc.
9.75%, 11/15/19(a)(b)	255,000	251,813
Cascades, Inc.
5.50%, 7/15/22(a)	338,000	338,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	$185,000	$181,300
Eldorado Gold Corp.
6.13%, 12/15/20(a)	74,000	74,059
GFL Environmental, Inc.
5.63%, 5/1/22(a)	163,000	162,593
5.38%, 3/1/23(a)	302,000	295,960
goeasy Ltd.
7.88%, 11/1/22(a)	191,000	198,907
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	241,000	243,711
Kissner Holdings L.P.
8.38%, 12/1/22(a)	331,000	345,067
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23(a)	400,000	347,000
Mattamy Group Corp.
6.88%, 12/15/23(a)	250,000	257,500
MEG Energy Corp.
6.38%, 1/30/23(a)	518,000	459,077
7.00%, 3/31/24(a)	475,000	426,312
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	331,000	331,414
New Gold, Inc.
6.25%, 11/15/22(a)	310,000	265,050
Norbord, Inc.
6.25%, 4/15/23(a)	175,000	183,645
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	228,000	222,585
Open Text Corp.
5.63%, 1/15/23(a)	567,000	576,991
Quebecor Media, Inc.
5.75%, 1/15/23	518,000	543,097
Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/23(a)	291,000	294,274
Seven Generations Energy Ltd.
6.88%, 6/30/23(a)	272,000	275,400
Taseko Mines Ltd.
8.75%, 6/15/22(a)	172,000	164,690
Teine Energy Ltd.
6.88%, 9/30/22(a)	155,000	156,938
Tervita Escrow Corp.
7.63%, 12/1/21(a)	219,000	220,643
Videotron Ltd.
5.00%, 7/15/22	411,000	425,899
Xplornet Communications, Inc.
9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	117,437	122,134

Total Canada		11,441,530

Denmark - 0.1%
DKT Finance ApS
9.38%, 6/17/23(a)	306,000	328,950

Finland - 0.2%
Nokia Oyj
3.38%, 6/12/22	541,000	539,647

Germany - 0.6%
Deutsche Bank AG
4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(d)	650,000	579,322
IHO Verwaltungs GmbH
4.13%, 9/15/21, Toggle PIK (4.125% Cash or 4.875% PIK)(a)	265,000	270,366
4.50%, 9/15/23, Toggle PIK (4.50% Cash or 5.25% PIK)(a)	341,000	349,781
Welltec A/S
9.50%, 12/1/22(a)	200,000	195,000

Total Germany		1,394,469

Ireland - 0.5%
Ardagh Packaging Finance PLC
4.25%, 9/15/22(a)	558,000	554,513
4.63%, 5/15/23(a)	429,000	429,536
Fly Leasing Ltd.
6.38%, 10/15/21	210,000	213,150

Total Ireland		1,197,199

Italy - 0.1%
Telecom Italia Capital S.A.
7.18%, 6/18/19	270,000	271,012

Jersey - 0.1%
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22(a)	250,000	243,750

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22, Series Ai(c)	53,264	20,107

Luxembourg - 1.9%
Altice Financing S.A.
6.63%, 2/15/23(a)	1,171,000	1,191,492
Altice Luxembourg S.A.
7.75%, 5/15/22(a)	287,000	292,740
ARD Finance S.A.
7.13%, 9/15/23, Toggle PIK (7.125% Cash or 7.875% PIK)	563,000	554,555
ARD Securities Finance SARL
8.75%, 1/31/23, Toggle PIK (8.75% Cash or 8.75% PIK)(a)	240,116	231,712
Intelsat Connect Finance S.A.
9.50%, 2/15/23(a)	876,000	768,690
Intelsat Jackson Holdings S.A.
9.50%, 9/30/22(a)	452,000	524,320
5.50%, 8/1/23	961,000	864,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

Investments	Principal Amount	Value
Intelsat Luxembourg S.A.
8.13%, 6/1/23(b)	$380,000	$276,530

Total Luxembourg		4,704,939

Netherlands - 0.4%
InterGen N.V.
7.00%, 6/30/23(a)	300,000	271,500
Koninklijke KPN N.V.
7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(d)	450,000	472,147
OCI N.V.
6.63%, 4/15/23(a)	360,000	369,000

Total Netherlands		1,112,647

New Zealand - 0.1%
Trilogy International Partners
LLC 8.88%, 5/1/22(a)	230,000	224,250

Norway - 0.2%
Aker BP ASA
6.00%, 7/1/22(a)	359,000	368,872

Sweden - 0.2%
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	473,000	482,399

United Kingdom - 1.6%
Algeco Global Finance PLC
8.00%, 2/15/23(a)	200,000	203,000
Alpha 2 B.V.
8.75%, 6/1/23, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	200,000	197,000
Avon International Operations, Inc.
7.88%, 8/15/22(a)	229,000	239,591
Avon Products, Inc.
7.00%, 3/15/23	145,000	147,494
Fiat Chrysler Automobiles N.V.
4.50%, 4/15/20	665,000	670,819
5.25%, 4/15/23	600,000	624,750
Global Ship Lease, Inc.
9.88%, 11/15/22(a)	217,000	220,798
Inmarsat Finance PLC
4.88%, 5/15/22(a)	569,000	575,088
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	249,000	242,464
KCA Deutag UK Finance PLC
9.88%, 4/1/22(a)	498,000	378,480
Virgin Media Secured Finance PLC
5.25%, 1/15/21	596,000	614,446

Total United Kingdom		4,113,930

TOTAL FOREIGN CORPORATE BONDS (Cost: $28,163,396)		27,877,026

	Shares
COMMON STOCKS - 0.0%

United States - 0.0%
Jones Energy II, Inc.* (Cost: $70,254)	6,854	70,254

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(e) (Cost: $9,416,308)(f)	9,416,308	9,416,308

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $254,021,290)		251,130,997
Other Assets less Liabilities - (0.5)%		(1,262,858)

NET ASSETS - 100.0%		$249,868,139

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2019 (See Note 2).
(c)	Security in default on interest payments.
(d)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2019.
(f)

At May 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,065,052 and the total market value of the collateral held by the Fund was $9,416,308.

PIK	- Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	696	9/30/19	$(149,411,625)	$(404,329)
5 Year U.S. Treasury Note	387	9/30/19	(45,421,102)	(353,840)

			$(194,832,727)	$(758,169)

†	As of May 31, 2019, cash collateral posted by the Fund with the broker for futures contracts was $1,111,278.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.8%

Federal Home Loan Bank - 1.1%
2.63%, 5/28/20	$75,000	$75,294
1.13%, 7/14/21	250,000	245,803
3.00%, 9/10/21	70,000	71,533
3.00%, 10/12/21	75,000	76,799
3.38%, 9/8/23	70,000	73,932
3.38%, 12/8/23	65,000	68,943
3.25%, 11/16/28	65,000	69,940
5.50%, 7/15/36	150,000	207,188

Total Federal Home Loan Bank		889,432

Federal Home Loan Mortgage Corporation - 8.3%
2.38%, 1/13/22	697,000	704,664
2.50%, 3/1/28	45,920	46,226
3.50%, 1/1/29	44,763	46,063
2.50%, 6/1/29	83,946	84,143
3.00%, 8/1/29	41,111	41,817
2.50%, 1/1/30	48,211	48,325
2.50%, 2/1/30	167,295	167,689
3.00%, 4/1/30	72,611	73,749
3.00%, 5/1/30	37,062	37,643
2.50%, 12/1/31	68,422	68,516
3.00%, 12/1/31	67,362	68,420
6.25%, 7/15/32	100,000	142,030
2.50%, 11/1/32	41,261	41,317
3.00%, 1/1/33	41,907	42,547
4.00%, 11/1/33	45,727	47,290
4.00%, 5/1/34	62,686	65,995
3.50%, 8/1/34	38,302	39,644
3.00%, 5/1/37	40,820	41,429
3.00%, 2/1/38	72,610	73,514
5.50%, 4/1/38	48,970	53,488
4.50%, 12/1/40	69,898	74,825
4.00%, 2/1/41	275,438	289,251
3.50%, 3/1/42	81,788	84,120
3.00%, 6/1/43	85,345	86,131
3.00%, 7/1/43	93,946	94,969
3.00%, 8/1/43	129,554	130,848
4.00%, 12/1/43	32,025	33,310
3.00%, 1/1/44	127,498	128,771
3.50%, 9/1/44	125,259	128,816
4.00%, 9/1/44	99,400	103,295
3.50%, 1/1/45	59,537	61,014
3.00%, 4/1/45	203,681	205,714
4.50%, 7/1/45	45,191	48,358
3.50%, 8/1/45	102,077	104,578
4.00%, 8/1/45	57,908	60,131
3.50%, 9/1/45	138,262	141,649
4.00%, 11/1/45	64,095	66,547
3.50%, 3/1/46	74,513	76,332
3.00%, 4/1/46	21,991	22,209
3.50%, 4/1/46	124,478	127,489
3.00%, 5/1/46	177,620	179,645
3.50%, 5/1/46	33,326	34,129
3.00%, 9/1/46	49,317	49,792
4.50%, 9/1/46	114,972	122,647
3.00%, 10/1/46	120,158	121,302
3.00%, 11/1/46	102,155	103,123
4.00%, 11/1/46	34,002	35,296
3.50%, 12/1/46	149,171	152,687
3.00%, 2/1/47	21,150	21,317
4.00%, 2/1/47	35,748	37,108
4.50%, 4/1/47	39,471	41,465
3.50%, 5/1/47	41,001	41,967
4.50%, 5/1/47	68,157	71,600
3.50%, 8/1/47	205,308	210,146
4.00%, 8/1/47	92,666	96,189
4.50%, 9/1/47	36,525	38,365
3.00%, 10/1/47	113,466	114,187
3.50%, 10/1/47	248,423	254,278
4.00%, 2/1/48	53,376	55,393
4.50%, 2/1/48	136,291	143,132
3.50%, 6/1/48	188,473	192,559
4.00%, 7/1/48	229,518	241,888
4.00%, 9/1/48	115,825	119,688
4.00%, 10/1/48	191,053	197,715

Total Federal Home Loan Mortgage Corporation		6,678,484

Federal National Mortgage Association - 13.2%
1.50%, 6/22/20	250,000	248,038
5.50%, 10/1/25	52,382	56,001
4.00%, 7/1/26	10,337	10,685
1.88%, 9/24/26	100,000	97,856
3.50%, 10/1/26	63,330	65,109
3.50%, 12/1/26	13,817	14,205
3.00%, 6/1/27	55,454	56,474
2.50%, 8/1/28	37,803	38,030
3.00%, 11/1/28	18,160	18,455
3.00%, 7/1/29	78,490	79,673
3.00%, 9/1/30	42,397	43,036
3.50%, 4/1/31	40,442	41,590
2.50%, 6/1/31	34,108	34,167
2.50%, 7/1/31	34,726	34,785
2.50%, 10/1/31	119,874	120,081
2.50%, 4/1/32	35,321	35,392
2.50%, 9/1/32	94,300	94,642
2.50%, 10/1/32	40,666	40,698
3.00%, 10/1/32	68,033	69,059
2.50%, 12/1/32	20,967	20,983
3.50%, 1/1/33	47,147	48,471
3.00%, 3/1/33	51,834	52,596
3.00%, 4/1/33	87,059	88,339
6.00%, 2/1/34	61,685	69,245
2.00%, 6/1/34(a)	50,000	49,040
2.50%, 6/1/34(a)	75,000	75,031
3.00%, 6/1/34(a)	50,000	50,719
3.50%, 6/1/34(a)	100,000	102,728
4.00%, 6/1/34(a)	75,000	77,491
4.00%, 8/1/34	21,210	22,249
3.50%, 1/1/36	25,187	25,925
3.50%, 7/1/36	68,398	70,403
3.00%, 11/1/36	97,369	98,820
3.00%, 2/1/37	101,345	102,789
3.50%, 4/1/38	45,685	47,047
4.50%, 9/1/39	29,505	31,535
4.50%, 8/1/40	58,664	62,747
5.50%, 9/1/40	79,533	86,916
3.50%, 6/1/42	21,039	21,624
4.00%, 7/1/42	115,912	121,815
4.00%, 9/1/42	356,041	370,675
3.00%, 1/1/43	106,912	107,908
3.00%, 4/1/43	113,805	114,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
3.50%, 5/1/43	$31,196	$32,064
3.00%, 6/1/43	120,043	121,272
4.00%, 6/1/43	12,661	13,180
3.00%, 8/1/43	226,041	228,145
3.50%, 8/1/43	263,908	271,099
4.00%, 11/1/43	27,204	28,285
3.00%, 2/1/44	92,307	93,166
4.00%, 2/1/44	156,961	164,428
4.50%, 2/1/44	184,915	197,416
4.50%, 5/1/44	21,481	22,701
4.00%, 9/1/44	100,807	104,684
4.00%, 10/1/44	176,348	183,128
3.50%, 2/1/45	174,212	179,049
5.00%, 2/1/45	94,628	101,682
3.50%, 3/1/45	113,600	116,340
3.50%, 4/1/45	113,371	117,051
3.50%, 6/1/45	177,935	183,917
4.00%, 8/1/45	198,475	205,967
3.50%, 12/1/45	383,514	392,644
3.00%, 1/1/46	177,540	179,194
3.50%, 1/1/46	134,928	138,111
3.50%, 2/1/46	72,909	74,645
3.50%, 4/1/46	31,456	32,197
4.00%, 4/1/46	29,293	30,385
3.00%, 5/1/46	145,204	146,541
3.50%, 5/1/46	240,829	246,408
4.50%, 5/1/46	138,508	145,633
4.00%, 7/1/46	81,303	84,342
3.00%, 9/1/46	120,195	121,269
3.00%, 10/1/46	82,587	83,298
4.00%, 10/1/46	36,178	37,530
2.50%, 11/1/46	21,695	21,354
3.00%, 11/1/46	230,841	232,539
3.50%, 11/1/46	39,691	40,635
3.00%, 12/1/46	159,914	161,305
3.00%, 1/1/47	85,247	85,914
3.00%, 2/1/47	43,699	44,065
4.00%, 2/1/47	40,350	41,856
3.50%, 3/1/47	20,441	20,908
4.00%, 3/1/47	43,084	44,691
4.00%, 5/1/47	124,450	129,094
4.00%, 8/1/47	124,383	129,619
3.50%, 11/1/47	360,588	368,837
4.50%, 11/1/47	77,516	81,366
3.50%, 12/1/47	135,978	139,089
3.00%, 1/1/48	46,272	46,475
3.50%, 1/1/48	153,368	156,812
4.00%, 7/1/48	50,687	52,392
4.50%, 7/1/48	179,070	187,788
4.00%, 8/1/48	278,034	288,141
4.50%, 9/1/48	88,382	92,680
2.50%, 6/1/49(a)	25,000	24,601
3.50%, 6/1/49(a)	175,000	178,479
4.00%, 6/1/49(a)	475,000	490,252
4.50%, 6/1/49(a)	50,000	52,242
5.00%, 6/1/49(a)	250,000	263,945
5.50%, 6/1/49(a)	75,000	80,214

Total Federal National Mortgage Association		10,649,001

Government National Mortgage Association - 7.2%
3.00%, 4/20/33	88,298	90,069
5.00%, 2/20/43	51,268	54,859
3.50%, 3/20/43	255,778	264,956
4.00%, 5/20/43	52,216	54,749
4.00%, 6/20/43	94,380	98,964
3.00%, 8/20/43	128,231	130,357
5.00%, 4/20/44	110,618	118,433
3.50%, 7/20/44	170,640	175,891
4.00%, 7/20/44	33,318	34,932
5.00%, 7/20/44	20,393	21,835
3.50%, 8/20/44	214,280	220,846
5.00%, 8/20/44	18,469	19,769
3.00%, 9/20/44	94,952	96,721
4.50%, 9/20/44	73,876	78,162
3.00%, 1/20/45	40,157	40,823
4.00%, 4/20/45	197,775	207,344
3.50%, 11/20/45	181,942	187,625
3.00%, 12/20/45	227,213	230,981
4.50%, 12/20/45	77,170	81,587
3.00%, 5/20/46	39,921	40,596
3.50%, 9/20/46	202,548	208,625
4.00%, 10/20/46	137,638	143,870
4.00%, 12/20/46	63,285	66,049
4.00%, 1/20/47	61,067	63,620
4.50%, 1/20/47	67,385	71,077
3.50%, 2/20/47	82,125	84,581
4.00%, 2/20/47	61,093	63,621
3.50%, 3/20/47	170,406	175,485
3.50%, 4/20/47	124,066	127,738
3.00%, 5/20/47	116,829	118,629
4.00%, 7/20/47	93,648	97,312
3.00%, 8/20/47	107,618	109,304
4.00%, 8/20/47	77,350	80,300
3.50%, 9/20/47	173,462	178,488
4.50%, 10/20/47	37,507	39,300
3.00%, 11/20/47	133,687	135,798
3.00%, 12/20/47	112,301	114,004
3.50%, 1/20/48	362,236	372,730
4.00%, 1/20/48	44,282	45,920
3.00%, 2/20/48	193,277	196,207
4.50%, 6/20/48	119,932	125,249
3.50%, 7/20/48	140,326	144,342
4.00%, 9/20/48	166,899	172,924
4.50%, 9/20/48	116,536	121,531
5.50%, 10/20/48	138,105	146,033
2.50%, 6/1/49(a)	25,000	24,865
3.00%, 6/1/49(a)	200,000	202,906
3.50%, 6/1/49(a)	25,000	25,698
4.00%, 6/1/49(a)	75,000	77,578
4.50%, 6/1/49(a)	50,000	52,006

Total Government National Mortgage Association		5,835,289

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $23,541,099)		24,052,206

U.S. GOVERNMENT OBLIGATIONS - 36.4%

U.S. Treasury Bonds - 8.2%
U.S. Treasury Bond
7.63%, 11/15/22	200,000	238,008
6.88%, 8/15/25	401,000	514,055
5.25%, 2/15/29	275,000	349,567
6.25%, 5/15/30	100,000	139,693
5.38%, 2/15/31	25,000	33,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
5.00%, 5/15/37	$25,000	$34,839
4.38%, 2/15/38	80,000	104,517
4.50%, 5/15/38	25,000	33,196
3.50%, 2/15/39	130,000	152,516
4.25%, 5/15/39	150,000	194,007
4.50%, 8/15/39	125,000	166,973
4.38%, 11/15/39	113,000	148,685
4.63%, 2/15/40	50,000	67,919
3.88%, 8/15/40	135,000	166,743
3.00%, 5/15/42	100,000	108,324
2.88%, 5/15/43	75,000	79,390
3.63%, 8/15/43	280,000	334,600
3.75%, 11/15/43	155,000	188,918
3.63%, 2/15/44	150,000	179,455
3.38%, 5/15/44	125,000	143,843
3.13%, 8/15/44	300,000	331,359
3.00%, 11/15/44	154,000	166,579
2.50%, 2/15/45	75,000	73,980
3.00%, 5/15/45	100,000	108,309
2.88%, 8/15/45	100,000	105,836
3.00%, 11/15/45	150,000	162,592
2.50%, 2/15/46	150,000	147,756
2.50%, 5/15/46	760,000	748,155
2.25%, 8/15/46	30,000	28,054
2.88%, 11/15/46	100,000	105,955
3.00%, 2/15/47	255,000	276,795
3.00%, 5/15/47	235,000	254,819
2.75%, 8/15/47	100,000	103,305
2.75%, 11/15/47	100,000	103,281
3.00%, 2/15/48	150,000	162,519
3.13%, 5/15/48	25,000	27,744
3.00%, 8/15/48	150,000	162,700
3.38%, 11/15/48	170,000	197,990

Total U.S. Treasury Bonds		6,646,193

U.S. Treasury Notes - 28.2%
U.S. Treasury Note
1.13%, 12/31/19	300,000	297,885
1.63%, 12/31/19	100,000	99,592
1.88%, 12/31/19	200,000	199,473
3.50%, 5/15/20	150,000	151,740
1.38%, 5/31/20	200,000	198,316
1.50%, 5/31/20	200,000	198,578
1.63%, 6/30/20	130,000	129,188
1.88%, 6/30/20	200,000	199,301
2.50%, 6/30/20	130,000	130,394
1.50%, 7/15/20	205,000	203,446
1.63%, 7/31/20	200,000	198,734
2.00%, 7/31/20	100,000	99,785
1.50%, 8/15/20	170,000	168,712
2.63%, 8/15/20	200,000	201,164
1.38%, 8/31/20	200,000	198,168
1.38%, 9/30/20	200,000	198,098
1.63%, 10/15/20	200,000	198,789
1.38%, 10/31/20	600,000	594,293
1.75%, 11/15/20	200,000	199,090
2.63%, 11/15/20	300,000	302,455
1.63%, 11/30/20	450,000	447,135
1.75%, 12/31/20	305,000	303,689
3.63%, 2/15/21	300,000	308,062
1.13%, 2/28/21	555,000	546,718
1.25%, 3/31/21	300,000	296,092
1.38%, 4/30/21	400,000	395,578
2.25%, 4/30/21	500,000	502,715
2.63%, 5/15/21	200,000	202,523
1.38%, 5/31/21	200,000	197,738
2.00%, 5/31/21	300,000	300,258
2.63%, 6/15/21	300,000	304,148
1.13%, 6/30/21	480,000	472,284
1.13%, 7/31/21	200,000	196,590
2.13%, 8/15/21	100,000	100,404
1.13%, 8/31/21	270,000	265,264
1.13%, 9/30/21	500,000	491,231
2.13%, 9/30/21	300,000	301,359
1.25%, 10/31/21	105,000	103,351
2.00%, 10/31/21	95,000	95,182
2.00%, 11/15/21	120,000	120,260
1.50%, 1/31/22	200,000	197,883
1.88%, 1/31/22	200,000	199,781
1.75%, 5/15/22	30,000	29,866
1.63%, 8/15/22	200,000	198,262
1.63%, 8/31/22	200,000	198,273
1.88%, 8/31/22	200,000	199,812
1.75%, 9/30/22	200,000	199,016
1.88%, 9/30/22	200,000	199,883
1.63%, 11/15/22	522,000	517,076
1.75%, 1/31/23	300,000	298,266
2.38%, 1/31/23	300,000	304,863
1.50%, 3/31/23	225,000	221,581
2.50%, 3/31/23	600,000	612,949
2.75%, 4/30/23	200,000	206,234
1.75%, 5/15/23	750,000	745,137
2.75%, 5/31/23	200,000	206,324
1.38%, 6/30/23	135,000	132,079
1.25%, 7/31/23	100,000	97,313
2.50%, 8/15/23	200,000	204,617
1.38%, 9/30/23	200,000	195,328
1.63%, 10/31/23	100,000	98,684
2.25%, 12/31/23	400,000	405,422
2.25%, 1/31/24	110,000	111,504
2.75%, 2/15/24	140,000	145,100
2.13%, 2/29/24	350,000	352,898
2.13%, 3/31/24	650,000	655,472
2.00%, 4/30/24	575,000	576,393
2.50%, 5/15/24	300,000	307,811
2.00%, 5/31/24	250,000	250,864
2.38%, 8/15/24	350,000	357,178
2.25%, 11/15/24	180,000	182,573
2.13%, 11/30/24	75,000	75,615
2.25%, 12/31/24	105,000	106,540
2.50%, 1/31/25	105,000	107,949
2.00%, 2/15/25	250,000	250,264
2.75%, 2/28/25	105,000	109,391
2.88%, 4/30/25	200,000	209,895
2.13%, 5/15/25	300,000	302,133
2.00%, 8/15/25	270,000	269,942
2.25%, 11/15/25	300,000	304,195
1.50%, 8/15/26	725,000	698,662
2.25%, 2/15/27	100,000	101,336
2.38%, 5/15/27	250,000	255,557
2.25%, 8/15/27	220,000	222,664
2.25%, 11/15/27	125,000	126,421
2.75%, 2/15/28	195,000	204,868
2.88%, 5/15/28	250,000	265,327
2.88%, 8/15/28	225,000	238,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
3.13%, 11/15/28	$150,000	$162,645

Total U.S. Treasury Notes		22,738,589

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $28,304,603)		29,384,782

CORPORATE BONDS - 23.1%

United States - 23.1%
3M Co.
2.25%, 9/19/26	5,000	4,807
3.13%, 9/19/46	25,000	22,637
3.63%, 10/15/47	20,000	19,697
Abbott Laboratories
3.40%, 11/30/23	14,000	14,441
6.15%, 11/30/37	30,000	39,485
4.75%, 4/15/43	10,000	11,210
AbbVie, Inc.
3.60%, 5/14/25	61,000	62,194
4.70%, 5/14/45	50,000	48,856
Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	4,968
2.60%, 6/15/22	25,000	24,997
Aetna, Inc.
4.75%, 3/15/44	20,000	19,879
3.88%, 8/15/47	20,000	17,242
Air Lease Corp.
2.13%, 1/15/20	5,000	4,980
3.38%, 6/1/21	20,000	20,193
2.63%, 7/1/22	5,000	4,952
3.88%, 7/3/23	5,000	5,113
4.25%, 9/15/24	5,000	5,207
3.63%, 4/1/27	25,000	24,306
3.63%, 12/1/27	100,000	96,574
Aircastle Ltd.
5.00%, 4/1/23	5,000	5,221
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100,000	104,383
4.00%, 1/15/24	5,000	5,237
3.45%, 4/30/25	20,000	20,385
Allergan Funding SCS
3.45%, 3/15/22	25,000	25,160
4.55%, 3/15/35	10,000	9,718
4.75%, 3/15/45	5,000	4,827
Allstate Corp. (The)
3.28%, 12/15/26	20,000	20,658
Altria Group, Inc.
2.85%, 8/9/22	75,000	74,944
5.38%, 1/31/44	50,000	50,938
Amazon.com, Inc.
4.05%, 8/22/47	25,000	27,178
4.25%, 8/22/57	125,000	137,082
Ameren Illinois Co.
3.80%, 5/15/28	50,000	53,230
American Express Co.
3.00%, 10/30/24	50,000	50,285
3.63%, 12/5/24	100,000	103,878
4.05%, 12/3/42	20,000	21,130
American Express Credit Corp.
2.25%, 8/15/19	5,000	4,997
1.70%, 10/30/19	5,000	4,981
2.70%, 3/3/22	100,000	100,440
3.30%, 5/3/27	10,000	10,324
American Honda Finance Corp.
1.95%, 7/20/20	25,000	24,870
2.65%, 2/12/21	5,000	5,023
1.70%, 9/9/21	25,000	24,671
3.38%, 12/10/21	20,000	20,484
2.90%, 2/16/24	5,000	5,084
2.30%, 9/9/26	5,000	4,802
American International Group, Inc.
2.30%, 7/16/19	25,000	24,996
4.88%, 6/1/22	5,000	5,307
4.70%, 7/10/35	5,000	5,277
4.75%, 4/1/48	30,000	31,434
American Tower Corp.
2.80%, 6/1/20	5,000	5,001
3.30%, 2/15/21	5,000	5,053
3.60%, 1/15/28	20,000	19,994
American Water Capital Corp.
2.95%, 9/1/27	25,000	24,573
3.75%, 9/1/47	5,000	4,852
AmerisourceBergen Corp.
3.40%, 5/15/24	20,000	20,331
Amgen, Inc.
3.45%, 10/1/20	5,000	5,064
2.25%, 8/19/23	5,000	4,894
4.66%, 6/15/51	88,000	91,195
Anadarko Petroleum Corp.
5.55%, 3/15/26	25,000	27,754
Anthem, Inc.
2.50%, 11/21/20	10,000	9,997
3.50%, 8/15/24	5,000	5,117
6.38%, 6/15/37	20,000	24,683
4.65%, 1/15/43	69,000	71,882
Aon Corp.
5.00%, 9/30/20	50,000	51,604
Apache Corp.
6.00%, 1/15/37	17,000	19,198
Apple, Inc.
2.00%, 5/6/20	70,000	69,753
2.40%, 5/3/23	20,000	19,972
3.00%, 2/9/24	20,000	20,392
2.85%, 5/11/24	50,000	50,621
3.00%, 6/20/27	25,000	25,109
4.45%, 5/6/44	20,000	21,906
4.38%, 5/13/45	20,000	21,939
3.75%, 11/13/47	25,000	24,946
Aptiv Corp.
4.15%, 3/15/24	5,000	5,182
Archer-Daniels-Midland Co.
3.38%, 3/15/22	100,000	102,786
4.02%, 4/16/43	25,000	25,885
Ares Capital Corp.
4.25%, 3/1/25	20,000	20,144
Ascension Health
4.85%, 11/15/53	25,000	30,633
Assurant, Inc.
4.00%, 3/15/23	20,000	20,604
4.20%, 9/27/23	20,000	20,612
AT&T, Inc.
4.60%, 2/15/21	5,000	5,142
2.80%, 2/17/21	25,000	25,058
4.45%, 5/15/21	25,000	25,849
3.00%, 2/15/22	25,000	25,211
3.20%, 3/1/22	50,000	50,632
4.30%, 2/15/30	54,000	55,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
4.35%, 6/15/45	$102,000	$97,189
4.75%, 5/15/46	10,000	9,966
5.45%, 3/1/47	10,000	11,000
Autodesk, Inc.
3.13%, 6/15/20	40,000	40,183
AutoNation, Inc.
3.50%, 11/15/24	20,000	19,637
4.50%, 10/1/25	20,000	20,451
AutoZone, Inc.
3.25%, 4/15/25	20,000	20,232
AXA Equitable Holdings, Inc.
4.35%, 4/20/28	50,000	51,491
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	50,000	49,072
Bank of America Corp.
5.63%, 7/1/20	5,000	5,165
2.63%, 10/19/20	10,000	10,006
2.15%, 11/9/20	5,000	4,980
2.33%, 10/1/21, (2.328% fixed rate until 10/1/20; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(b)	10,000	9,957
3.50%, 5/17/22, (3.499% fixed rate until 5/17/21; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(b)	10,000	10,148
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	165,000	165,706
4.13%, 1/22/24	50,000	52,760
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(b)	10,000	10,224
4.20%, 8/26/24	50,000	52,376
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)	100,000	99,913
7.75%, 5/14/38	100,000	141,599
4.75%, 4/21/45, Series L	10,000	10,895
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(b)	20,000	19,878
BankUnited, Inc.
4.88%, 11/17/25	20,000	21,417
Bayer US Finance II LLC
2.75%, 7/15/21(c)	100,000	99,583
4.70%, 7/15/64(c)	25,000	21,810
Baylor Scott & White Holdings
4.19%, 11/15/45	25,000	27,404
BB&T Corp.
5.25%, 11/1/19	25,000	25,260
2.45%, 1/15/20	25,000	24,970
2.05%, 5/10/21	5,000	4,951
3.20%, 9/3/21	5,000	5,070
2.85%, 10/26/24	100,000	101,143
Becton Dickinson and Co.
2.68%, 12/15/19	25,000	24,991
2.89%, 6/6/22	20,000	20,090
Bemis Co., Inc.
4.50%, 10/15/21	5,000	5,175
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	25,000	25,283
Berkshire Hathaway, Inc.
3.75%, 8/15/21	5,000	5,166
BlackRock, Inc.
3.50%, 3/18/24	20,000	20,938
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,304
4.45%, 7/15/27	20,000	20,026
Boeing Capital Corp.
4.70%, 10/27/19	5,000	5,041
Boeing Co. (The)
2.25%, 6/15/26	5,000	4,804
5.88%, 2/15/40	10,000	12,805
Boston Properties L.P.
3.85%, 2/1/23	5,000	5,187
3.13%, 9/1/23	20,000	20,301
3.65%, 2/1/26	5,000	5,116
2.75%, 10/1/26	25,000	24,034
BP Capital Markets America, Inc.
2.75%, 5/10/23	30,000	30,075
3.12%, 5/4/26	5,000	5,015
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	5,051
Broadcom Corp.
2.38%, 1/15/20	70,000	69,820
3.63%, 1/15/24	50,000	49,531
3.13%, 1/15/25	5,000	4,775
3.88%, 1/15/27	25,000	23,796
3.50%, 1/15/28	5,000	4,569
Buckeye Partners L.P.
4.15%, 7/1/23	20,000	19,984
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	51,859
3.00%, 4/1/25	20,000	20,261
7.00%, 12/15/25	50,000	62,137
6.15%, 5/1/37	10,000	13,101
5.15%, 9/1/43	50,000	59,789
3.90%, 8/1/46	5,000	5,115
Burlington Resources LLC
7.40%, 12/1/31	15,000	20,506
Campbell Soup Co.
3.30%, 3/15/21	5,000	5,045
Capital One Financial Corp.
2.50%, 5/12/20	30,000	29,947
3.45%, 4/30/21	25,000	25,352
4.75%, 7/15/21	5,000	5,221
3.50%, 6/15/23	30,000	30,768
Cardinal Health, Inc.
2.40%, 11/15/19	5,000	4,992
Carlisle Cos., Inc.
3.75%, 12/1/27	20,000	19,980
Carnival Corp.
3.95%, 10/15/20	5,000	5,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
Caterpillar Financial Services Corp.
2.10%, 1/10/20	$25,000	$24,934
3.35%, 12/7/20	100,000	101,264
3.15%, 9/7/21	5,000	5,071
2.85%, 6/1/22	5,000	5,059
2.40%, 6/6/22	5,000	4,993
3.75%, 11/24/23	25,000	26,195
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	5,185
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,371
CBS Corp.
3.38%, 3/1/22	5,000	5,090
3.38%, 2/15/28	5,000	4,825
4.90%, 8/15/44	5,000	5,116
Celanese US Holdings LLC
5.88%, 6/15/21	5,000	5,286
Celgene Corp.
4.00%, 8/15/23	20,000	20,974
3.45%, 11/15/27	30,000	30,543
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	10,000	10,209
4.10%, 9/1/47	5,000	5,123
CenterPoint Energy, Inc.
3.85%, 2/1/24	20,000	20,874
Charter Communications Operating LLC
4.50%, 2/1/24	20,000	20,951
6.38%, 10/23/35	5,000	5,607
6.83%, 10/23/55	25,000	28,837
Chubb INA Holdings, Inc.
2.70%, 3/13/23	20,000	20,163
3.15%, 3/15/25	20,000	20,457
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	5,045
3.15%, 8/1/27	35,000	34,830
Cigna Holding Co.
3.88%, 10/15/47	5,000	4,364
Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,060
3.25%, 6/1/22	30,000	30,727
3.70%, 4/1/27	25,000	26,155
Cisco Systems, Inc.
1.85%, 9/20/21	10,000	9,875
3.00%, 6/15/22	5,000	5,103
2.60%, 2/28/23	5,000	5,031
5.90%, 2/15/39	15,000	19,956
Citigroup, Inc.
2.65%, 10/26/20	10,000	10,021
2.70%, 3/30/21	100,000	100,107
3.30%, 4/27/25	10,000	10,165
5.50%, 9/13/25	80,000	88,867
3.70%, 1/12/26	10,000	10,315
4.45%, 9/29/27	25,000	26,165
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(b)	25,000	25,014
6.63%, 6/15/32	5,000	6,247
6.68%, 9/13/43	20,000	26,492
Cleco Corporate Holdings LLC
3.74%, 5/1/26	25,000	25,096
CME Group, Inc.
3.00%, 3/15/25	5,000	5,123
5.30%, 9/15/43	5,000	6,309
4.15%, 6/15/48	5,000	5,442
CNH Industrial Capital LLC
4.38%, 4/5/22	5,000	5,134
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	5,000	6,142
Comcast Corp.
3.13%, 7/15/22	5,000	5,087
3.70%, 4/15/24	25,000	26,101
3.30%, 2/1/27	25,000	25,339
3.55%, 5/1/28	250,000	257,198
6.45%, 3/15/37	29,000	37,845
3.40%, 7/15/46	10,000	9,117
3.97%, 11/1/47	30,000	29,725
4.05%, 11/1/52	30,000	29,974
4.95%, 10/15/58	30,000	34,473
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	17,089
Conagra Brands, Inc.
7.00%, 10/1/28	20,000	24,433
Concho Resources, Inc.
3.75%, 10/1/27	25,000	25,364
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	15,000	16,579
ConocoPhillips
6.50%, 2/1/39	20,000	27,194
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	20,000	20,001
Constellation Brands, Inc.
5.25%, 11/15/48	100,000	110,147
Continental Resources, Inc.
4.50%, 4/15/23	5,000	5,169
Corning, Inc.
5.85%, 11/15/68	20,000	22,801
Costco Wholesale Corp.
2.30%, 5/18/22	5,000	5,004
3.00%, 5/18/27	5,000	5,102
Crown Castle International Corp.
5.25%, 1/15/23	107,000	115,050
3.15%, 7/15/23	20,000	20,073
CSX Corp.
4.50%, 8/1/54	20,000	20,937
CVS Health Corp.
4.00%, 12/5/23	50,000	51,718
6.25%, 6/1/27	50,000	58,262
4.88%, 7/20/35	50,000	51,153
5.30%, 12/5/43	50,000	52,350
5.05%, 3/25/48	10,000	10,187
Darden Restaurants, Inc.
3.85%, 5/1/27	20,000	20,509
Dell International LLC
4.42%, 6/15/21(c)	15,000	15,374
8.35%, 7/15/46(c)	25,000	30,562
Delta Air Lines, Inc.
2.60%, 12/4/20	10,000	9,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
Digital Realty Trust L.P.
3.95%, 7/1/22	$20,000	$20,721
Discovery Communications LLC
2.20%, 9/20/19	5,000	4,989
4.38%, 6/15/21	5,000	5,166
4.88%, 4/1/43	25,000	24,067
5.20%, 9/20/47	10,000	10,033
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	20,000	24,546
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,255
5.95%, 6/15/35, Series B	5,000	5,995
Dover Corp.
3.15%, 11/15/25	25,000	25,148
Dow Chemical Co. (The)
4.25%, 11/15/20	125,000	127,391
4.13%, 11/15/21	5,000	5,160
3.00%, 11/15/22	5,000	5,036
7.38%, 11/1/29	5,000	6,411
4.25%, 10/1/34	25,000	25,205
9.40%, 5/15/39	5,000	7,811
4.38%, 11/15/42	5,000	4,785
DR Horton, Inc.
4.38%, 9/15/22	20,000	20,745
Duke Energy Carolinas LLC
3.70%, 12/1/47	50,000	50,067
Duke Energy Corp.
3.15%, 8/15/27	25,000	24,872
Duke Energy Florida LLC
6.40%, 6/15/38	45,500	62,954
Duke Energy Ohio, Inc.
3.80%, 9/1/23	20,000	20,992
DXC Technology Co.
4.75%, 4/15/27	10,000	10,524
Eagle Materials, Inc.
4.50%, 8/1/26	15,000	15,346
Eastman Chemical Co.
2.70%, 1/15/20	2,000	2,001
3.50%, 12/1/21	20,000	20,398
4.80%, 9/1/42	25,000	25,079
Eaton Vance Corp.
3.50%, 4/6/27	20,000	20,467
eBay, Inc.
2.20%, 8/1/19	5,000	4,996
Ecolab, Inc.
3.25%, 1/14/23	20,000	20,424
2.70%, 11/1/26	5,000	4,939
Eli Lilly & Co.
3.70%, 3/1/45	5,000	5,048
3.95%, 5/15/47	25,000	26,410
Emerson Electric Co.
2.63%, 2/15/23	5,000	5,058
Enable Midstream Partners L.P.
3.90%, 5/15/24	25,000	25,083
Enbridge Energy Partners L.P.
5.88%, 10/15/25	5,000	5,737
Energy Transfer Operating L.P.
4.65%, 6/1/21	100,000	103,031
4.20%, 9/15/23, Series 5Y	5,000	5,170
4.90%, 3/15/35	20,000	19,209
6.63%, 10/15/36	20,000	22,571
Entergy Louisiana LLC
4.00%, 3/15/33	5,000	5,437
Enterprise Products Operating LLC
3.35%, 3/15/23	87,000	88,488
6.88%, 3/1/33, Series D	20,000	25,597
4.25%, 2/15/48	100,000	98,187
EQM Midstream Partners L.P.
4.75%, 7/15/23, Series 5Y	5,000	5,103
Exelon Corp.
5.10%, 6/15/45	35,000	39,591
Expedia Group, Inc.
5.95%, 8/15/20	5,000	5,183
3.80%, 2/15/28	5,000	5,003
Express Scripts Holding Co.
4.75%, 11/15/21	5,000	5,243
3.40%, 3/1/27	10,000	9,942
6.13%, 11/15/41	100,000	119,247
Exxon Mobil Corp.
3.04%, 3/1/26	25,000	25,544
3.57%, 3/6/45	25,000	25,321
Family Dollar Stores, Inc.
5.00%, 2/1/21	50,000	51,381
FedEx Corp.
4.00%, 1/15/24	5,000	5,286
3.20%, 2/1/25	20,000	20,412
4.20%, 10/17/28	20,000	21,453
3.90%, 2/1/35	100,000	97,413
3.88%, 8/1/42	5,000	4,583
4.75%, 11/15/45	5,000	5,065
4.40%, 1/15/47	20,000	19,287
Fidelity National Information Services, Inc.
3.50%, 4/15/23	25,000	25,613
5.00%, 10/15/25	5,000	5,524
4.75%, 5/15/48, Series 30Y	5,000	5,376
Fifth Third Bancorp
8.25%, 3/1/38	20,000	28,714
FirstEnergy Corp.
3.90%, 7/15/27, Series B	20,000	20,518
7.38%, 11/15/31, Series C	5,000	6,714
Flex Ltd.
5.00%, 2/15/23	5,000	5,215
Florida Power & Light Co.
3.70%, 12/1/47	5,000	5,076
4.13%, 6/1/48	30,000	33,078
Ford Motor Co.
6.63%, 10/1/28	5,000	5,477
4.75%, 1/15/43	27,000	22,374
FS KKR Capital Corp.
4.00%, 7/15/19	10,000	10,004
General Dynamics Corp.
2.13%, 8/15/26	20,000	19,179
3.75%, 5/15/28	25,000	26,699
General Electric Co.
5.55%, 5/4/20	5,000	5,122
5.30%, 2/11/21	5,000	5,185
4.65%, 10/17/21	10,000	10,393
6.75%, 3/15/32, Series A	30,000	36,055
6.15%, 8/7/37	25,000	28,508
5.88%, 1/14/38	25,000	27,473
General Mills, Inc.
4.55%, 4/17/38	30,000	30,987
General Motors Co.
4.20%, 10/1/27	75,000	72,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
General Motors Financial Co., Inc.
2.35%, 10/4/19	$5,000	$4,992
3.55%, 4/9/21	5,000	5,043
3.45%, 4/10/22	5,000	5,008
3.15%, 6/30/22	5,000	4,964
4.00%, 1/15/25	80,000	79,344
4.30%, 7/13/25	5,000	5,053
4.35%, 1/17/27	5,000	4,949
George Washington University (The)
4.13%, 9/15/48, Series 2018	28,000	31,207
Georgia Power Co.
2.00%, 3/30/20	25,000	24,885
4.30%, 3/15/43	50,000	51,356
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	6,963
Gilead Sciences, Inc.
1.85%, 9/20/19	5,000	4,992
2.55%, 9/1/20	10,000	10,012
3.50%, 2/1/25	5,000	5,144
3.65%, 3/1/26	100,000	103,763
5.65%, 12/1/41	25,000	29,896
4.50%, 2/1/45	20,000	20,807
GLP Capital L.P.
5.38%, 11/1/23	20,000	21,317
5.75%, 6/1/28	20,000	21,815
Goldman Sachs Capital I
6.35%, 2/15/34	20,000	24,844
Goldman Sachs Group, Inc. (The)
2.55%, 10/23/19	10,000	9,998
2.30%, 12/13/19	25,000	24,959
5.38%, 3/15/20	30,000	30,621
6.00%, 6/15/20, Series D	100,000	103,421
5.25%, 7/27/21	30,000	31,585
3.00%, 4/26/22	10,000	10,037
3.63%, 1/22/23	30,000	30,804
3.20%, 2/23/23	30,000	30,347
3.75%, 2/25/26	5,000	5,103
5.95%, 1/15/27	25,000	28,646
3.85%, 1/26/27	25,000	25,552
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(b)	25,000	25,153
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(b)	75,000	75,807
6.13%, 2/15/33	10,000	12,518
5.15%, 5/22/45	20,000	21,815
Halliburton Co.
6.70%, 9/15/38	20,000	24,461
Harris Corp.
2.70%, 4/27/20	5,000	5,004
HCP, Inc.
3.15%, 8/1/22	30,000	30,339
3.88%, 8/15/24	5,000	5,191
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	5,062
Hershey Co. (The)
2.30%, 8/15/26	25,000	24,385
Hess Corp.
6.00%, 1/15/40	25,000	26,608
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	50,000	50,601
4.40%, 10/15/22	50,000	52,381
6.20%, 10/15/35	25,000	27,329
Home Depot, Inc. (The)
3.25%, 3/1/22	100,000	102,841
2.80%, 9/14/27	25,000	24,944
5.88%, 12/16/36	15,000	19,398
Honeywell International, Inc.
1.80%, 10/30/19	5,000	4,987
2.50%, 11/1/26	10,000	9,829
Hospitality Properties Trust
5.00%, 8/15/22	5,000	5,232
HP, Inc.
4.30%, 6/1/21	50,000	51,587
Hubbell, Inc.
3.15%, 8/15/27	25,000	24,322
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	5,014
Humana, Inc.
2.50%, 12/15/20	20,000	19,927
4.80%, 3/15/47	25,000	25,727
Hyatt Hotels Corp.
3.38%, 7/15/23	50,000	50,694
IBM Credit LLC
3.45%, 11/30/20	100,000	101,511
Illinois Tool Works, Inc.
2.65%, 11/15/26	5,000	4,990
Intel Corp.
3.30%, 10/1/21	10,000	10,219
4.10%, 5/11/47	20,000	21,071
Intercontinental Exchange, Inc.
2.75%, 12/1/20	10,000	10,026
3.75%, 12/1/25	5,000	5,261
3.10%, 9/15/27	5,000	5,035
International Business Machines Corp.
6.22%, 8/1/27	20,000	24,334
5.88%, 11/29/32	25,000	31,131
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	5,349
International Lease Finance Corp.
5.88%, 8/15/22	80,000	86,529
International Paper Co.
4.75%, 2/15/22	46,000	48,465
3.80%, 1/15/26	5,000	5,173
7.30%, 11/15/39	5,000	6,399
4.80%, 6/15/44	5,000	4,995
4.35%, 8/15/48	10,000	9,267
Invesco Finance PLC
4.00%, 1/30/24	20,000	21,044
ITC Holdings Corp.
5.30%, 7/1/43	15,000	17,786
Jabil, Inc.
4.70%, 9/15/22	5,000	5,208
Jefferies Group LLC
6.45%, 6/8/27	25,000	27,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
John Deere Capital Corp.
1.25%, 10/9/19	$5,000	$4,977
1.95%, 6/22/20	14,000	13,929
2.80%, 3/6/23	25,000	25,227
3.45%, 6/7/23	5,000	5,181
2.80%, 9/8/27	20,000	19,875
Johnson & Johnson
2.63%, 1/15/25	50,000	50,360
4.50%, 9/1/40	100,000	114,181
Johnson Controls International PLC
5.00%, 3/30/20	30,000	30,535
6.00%, 1/15/36	20,000	23,825
JPMorgan Chase & Co.
4.95%, 3/25/20	30,000	30,582
4.25%, 10/15/20	100,000	102,303
2.55%, 10/29/20	10,000	10,007
4.63%, 5/10/21	10,000	10,395
4.50%, 1/24/22	110,000	115,237
3.20%, 1/25/23	150,000	152,542
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(b)	5,000	5,127
3.30%, 4/1/26	10,000	10,128
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(b)	25,000	25,253
5.50%, 10/15/40	37,000	45,694
5.63%, 8/16/43	20,000	24,576
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(b)	50,000	50,213
Juniper Networks, Inc.
3.30%, 6/15/20	5,000	5,022
Kaiser Foundation Hospitals
3.15%, 5/1/27	25,000	25,589
4.15%, 5/1/47	10,000	11,038
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	25,000	23,336
4.42%, 12/15/46	25,000	23,802
KeyCorp
2.90%, 9/15/20	25,000	25,118
4.15%, 10/29/25	20,000	21,378
Kimco Realty Corp.
3.30%, 2/1/25	20,000	20,223
2.80%, 10/1/26	5,000	4,816
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,078
3.50%, 9/1/23	5,000	5,093
5.50%, 3/1/44	99,000	105,907
5.40%, 9/1/44	20,000	21,160
Kinder Morgan, Inc.
7.75%, 1/15/32	5,000	6,558
KLA-Tencor Corp.
4.13%, 11/1/21	5,000	5,143
Kraft Heinz Foods Co.
5.38%, 2/10/20	50,000	50,900
3.38%, 6/15/21	5,000	5,062
3.50%, 6/6/22	100,000	101,808
3.00%, 6/1/26	25,000	23,609
4.38%, 6/1/46	10,000	8,792
Kroger Co. (The)
3.70%, 8/1/27	20,000	20,265
5.15%, 8/1/43	20,000	20,499
Laboratory Corp. of America Holdings
3.20%, 2/1/22	75,000	75,972
Lam Research Corp.
2.80%, 6/15/21	5,000	5,018
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,343
Lincoln National Corp.
3.80%, 3/1/28	5,000	5,179
6.15%, 4/7/36	20,000	24,828
Lockheed Martin Corp.
4.25%, 11/15/19	5,000	5,037
6.15%, 9/1/36, Series B	25,000	32,604
4.09%, 9/15/52	25,000	26,231
Loews Corp.
3.75%, 4/1/26	20,000	20,918
Lowe’s Cos., Inc.
4.63%, 4/15/20	5,000	5,039
3.80%, 11/15/21	5,000	5,143
3.12%, 4/15/22	5,000	5,076
2.50%, 4/15/26	5,000	4,810
4.05%, 5/3/47	15,000	14,186
Lubrizol Corp. (The)
6.50%, 10/1/34	15,000	20,294
LYB International Finance B.V.
4.88%, 3/15/44	5,000	5,011
LYB International Finance II B.V.
3.50%, 3/2/27	25,000	24,303
Macy’s Retail Holdings, Inc.
3.63%, 6/1/24	5,000	4,914
Marathon Oil Corp.
2.80%, 11/1/22	25,000	24,776
3.85%, 6/1/25	5,000	5,101
6.80%, 3/15/32	5,000	6,138
Marathon Petroleum Corp.
5.38%, 10/1/22	20,000	20,334
Marriott International, Inc.
3.38%, 10/15/20	50,000	50,380
3.13%, 10/15/21, Series N	5,000	5,043
Marsh & McLennan Cos., Inc.
2.35%, 9/10/19	5,000	4,996
3.30%, 3/14/23	20,000	20,419
4.20%, 3/1/48	5,000	5,082
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	4,930
Marvell Technology Group Ltd.
4.20%, 6/22/23	5,000	5,158
Massachusetts Institute of Technology
3.89%, 7/1/2116	20,000	20,969
McCormick & Co., Inc.
2.70%, 8/15/22	5,000	4,997
McDonald’s Corp.
2.20%, 5/26/20	25,000	24,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
3.38%, 5/26/25	$5,000	$5,148
6.30%, 10/15/37	20,000	25,419
3.70%, 2/15/42	20,000	18,772
McKesson Corp.
3.95%, 2/16/28	5,000	5,093
Medtronic, Inc.
3.13%, 3/15/22	100,000	101,815
Merck & Co., Inc.
2.35%, 2/10/22	55,000	55,139
2.40%, 9/15/22	5,000	5,019
MetLife, Inc.
3.60%, 11/13/25	100,000	104,102
Microsoft Corp.
3.30%, 2/6/27	150,000	156,327
4.10%, 2/6/37	50,000	55,315
3.50%, 11/15/42	25,000	25,205
4.25%, 2/6/47, Series 30Y	20,000	22,745
4.50%, 2/6/57	20,000	23,491
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	17,531
Molson Coors Brewing Co.
5.00%, 5/1/42	5,000	5,152
Moody’s Corp.
3.25%, 6/7/21	5,000	5,071
2.75%, 12/15/21	5,000	5,024
3.25%, 1/15/28	20,000	20,027
Morgan Stanley
5.50%, 7/28/21	10,000	10,583
4.88%, 11/1/22	100,000	106,427
3.75%, 2/25/23	10,000	10,329
3.70%, 10/23/24	10,000	10,351
4.00%, 7/23/25	10,000	10,445
3.88%, 1/27/26	10,000	10,394
3.13%, 7/27/26	10,000	9,938
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(b)	25,000	25,226
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(b)	25,000	25,561
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(b)	20,000	20,046
4.38%, 1/22/47	20,000	21,353
Mosaic Co. (The)
4.88%, 11/15/41	10,000	9,680
5.63%, 11/15/43	5,000	5,229
Motorola Solutions, Inc.
3.50%, 3/1/23	5,000	5,081
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	5,097
MPLX L.P.
4.00%, 3/15/28	20,000	20,051
Mylan N.V.
3.75%, 12/15/20	30,000	30,239
3.95%, 6/15/26	10,000	9,397
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	5,000	5,173
3.90%, 11/1/28	20,000	21,625
4.02%, 11/1/32	20,000	22,069
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	6,236
Newell Brands, Inc.
3.85%, 4/1/23	30,000	30,223
NIKE, Inc.
3.88%, 11/1/45	5,000	5,252
3.38%, 11/1/46	5,000	4,860
NiSource, Inc.
3.65%, 6/15/23, Series WI	5,000	5,155
5.25%, 2/15/43	5,000	5,686
5.65%, 2/1/45	5,000	5,935
3.95%, 3/30/48	20,000	19,289
Noble Energy, Inc.
3.90%, 11/15/24	5,000	5,135
Nordstrom, Inc.
6.95%, 3/15/28	5,000	5,821
Norfolk Southern Corp.
3.25%, 12/1/21	5,000	5,077
2.90%, 2/15/23	10,000	10,106
3.15%, 6/1/27	25,000	25,139
4.05%, 8/15/52	5,000	5,002
Northrop Grumman Corp.
3.50%, 3/15/21	5,000	5,082
3.25%, 8/1/23	50,000	51,192
3.20%, 2/1/27	25,000	25,074
NVIDIA Corp.
2.20%, 9/16/21	5,000	4,957
NVR, Inc.
3.95%, 9/15/22	5,000	5,181
Occidental Petroleum Corp.
3.50%, 6/15/25	45,000	46,029
3.40%, 4/15/26	5,000	5,009
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	20,000	20,595
4.75%, 1/15/28	25,000	26,030
Omnicom Group, Inc.
4.45%, 8/15/20	20,000	20,438
Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	115,000	141,373
5.30%, 6/1/42	50,000	62,202
ONEOK, Inc.
4.00%, 7/13/27	20,000	20,241
4.55%, 7/15/28	30,000	31,632
Oracle Corp.
5.00%, 7/8/19	70,000	70,153
2.25%, 10/8/19	10,000	9,988
3.63%, 7/15/23	25,000	26,028
2.65%, 7/15/26	75,000	73,599
4.50%, 7/8/44	25,000	26,923
4.00%, 11/15/47	20,000	20,308
Owens Corning
4.30%, 7/15/47	25,000	21,100
Packaging Corp. of America
4.50%, 11/1/23	20,000	21,226
Parker-Hannifin Corp.
3.50%, 9/15/22	5,000	5,129
3.30%, 11/21/24	20,000	20,501
6.25%, 5/15/38	15,000	19,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
People’s United Financial, Inc.
3.65%, 12/6/22	$5,000	$5,135
PepsiCo, Inc.
3.00%, 10/15/27	30,000	30,426
4.25%, 10/22/44	25,000	27,824
Pfizer, Inc.
3.00%, 12/15/26	10,000	10,128
7.20%, 3/15/39	95,000	141,368
4.30%, 6/15/43	5,000	5,457
Philip Morris International, Inc.
1.88%, 11/1/19	5,000	4,986
2.50%, 8/22/22	25,000	24,855
4.88%, 11/15/43	34,000	37,276
Plains All American Pipeline L.P.
3.65%, 6/1/22	122,500	124,447
6.65%, 1/15/37	25,000	28,539
PNC Financial Services Group, Inc. (The)
5.13%, 2/8/20	5,000	5,083
3.90%, 4/29/24	30,000	31,305
Precision Castparts Corp.
2.25%, 6/15/20	5,000	4,991
Procter & Gamble Co. (The)
2.15%, 8/11/22	30,000	29,975
Prologis L.P.
4.38%, 9/15/48	5,000	5,606
Prudential Financial, Inc.
2.35%, 8/15/19	5,000	4,997
5.70%, 12/14/36	5,000	6,204
6.63%, 12/1/37	20,000	26,756
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(b)	5,000	5,248
4.60%, 5/15/44	5,000	5,531
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)	5,000	5,109
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)	5,000	5,166
PSEG Power LLC
3.85%, 6/1/23	5,000	5,165
Public Service Co. of Colorado
4.30%, 3/15/44	15,000	16,443
Public Service Electric & Gas Co.
2.38%, 5/15/23	125,000	124,845
3.00%, 5/15/27	20,000	20,067
QUALCOMM, Inc.
3.00%, 5/20/22	10,000	10,095
2.60%, 1/30/23	10,000	9,914
2.90%, 5/20/24	130,000	130,110
Quest Diagnostics, Inc.
4.70%, 4/1/21	5,000	5,174
Raytheon Co.
3.13%, 10/15/20	5,000	5,052
Realty Income Corp.
3.25%, 10/15/22	30,000	30,551
3.00%, 1/15/27	5,000	4,949
Republic Services, Inc.
5.50%, 9/15/19	5,000	5,035
5.00%, 3/1/20	5,000	5,087
5.25%, 11/15/21	5,000	5,315
Rockwell Collins, Inc.
2.80%, 3/15/22	20,000	20,015
4.80%, 12/15/43	10,000	10,911
Roper Technologies, Inc.
3.00%, 12/15/20	20,000	20,116
2.80%, 12/15/21	20,000	20,029
3.80%, 12/15/26	5,000	5,151
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	10,000	12,360
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	25,000	26,466
Ryder System, Inc.
3.75%, 6/9/23	50,000	51,591
Sabra Health Care L.P.
5.13%, 8/15/26	20,000	20,318
Santander Holdings USA, Inc.
4.40%, 7/13/27	25,000	25,442
Seagate HDD Cayman
4.25%, 3/1/22(d)	50,000	50,068
Sempra Energy
1.63%, 10/7/19	5,000	4,981
2.40%, 2/1/20	67,000	66,847
2.40%, 3/15/20	5,000	4,991
2.88%, 10/1/22	5,000	4,995
4.05%, 12/1/23	5,000	5,206
3.25%, 6/15/27	25,000	24,346
Senior Housing Properties Trust
4.75%, 2/15/28	20,000	18,422
Sherwin-Williams Co. (The)
2.75%, 6/1/22	5,000	4,992
4.50%, 6/1/47	5,000	4,952
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	10,000	9,920
Simon Property Group L.P.
2.50%, 9/1/20	5,000	5,003
4.38%, 3/1/21	100,000	102,754
2.35%, 1/30/22	5,000	4,982
2.75%, 2/1/23	5,000	5,025
3.75%, 2/1/24	5,000	5,215
3.30%, 1/15/26	5,000	5,097
3.25%, 11/30/26	25,000	25,388
SITE Centers Corp.
4.70%, 6/1/27	30,000	31,690
Southern California Edison Co.
4.65%, 10/1/43	79,000	81,655
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	5,200
Southern Co. (The)
3.25%, 7/1/26	5,000	5,000
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	5,223
Southern Power Co.
5.15%, 9/15/41	20,000	21,530
Southwest Airlines Co.
2.75%, 11/6/19	5,000	5,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
Spectra Energy Partners L.P.
3.50%, 3/15/25	$5,000	$5,075
Spirit AeroSystems, Inc.
3.95%, 6/15/23	5,000	5,140
4.60%, 6/15/28	20,000	20,687
Starbucks Corp.
3.10%, 3/1/23	5,000	5,086
2.45%, 6/15/26	5,000	4,835
4.00%, 11/15/28	5,000	5,333
State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(b)	5,000	5,018
3.10%, 5/15/23	50,000	50,864
Stryker Corp.
3.38%, 5/15/24	5,000	5,153
Sunoco Logistics Partners Operations L.P.
3.90%, 7/15/26	5,000	5,006
Synchrony Financial
2.70%, 2/3/20	5,000	4,998
3.70%, 8/4/26	5,000	4,817
Synovus Financial Corp.
3.13%, 11/1/22	5,000	4,968
Sysco Corp.
3.30%, 7/15/26	5,000	5,036
Tampa Electric Co.
4.30%, 6/15/48	20,000	20,925
Tapestry, Inc.
4.13%, 7/15/27	5,000	4,958
Target Corp.
2.90%, 1/15/22	25,000	25,411
2.50%, 4/15/26	5,000	4,946
TC PipeLines L.P.
4.38%, 3/13/25	20,000	20,797
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	10,117
Texas Instruments, Inc.
1.65%, 8/3/19	5,000	4,992
2.90%, 11/3/27	30,000	30,105
Time Warner Cable LLC
5.00%, 2/1/20	50,000	50,632
6.75%, 6/15/39	47,500	53,639
5.50%, 9/1/41	5,000	5,008
4.50%, 9/15/42	10,000	8,875
Total System Services, Inc.
3.75%, 6/1/23	25,000	25,665
Toyota Motor Credit Corp.
2.90%, 4/17/24	5,000	5,080
Travelers Cos., Inc. (The)
6.25%, 6/15/37	10,000	13,537
4.00%, 5/30/47	25,000	26,331
Trimble, Inc.
4.15%, 6/15/23	5,000	5,145
TWDC Enterprises 18 Corp.
2.95%, 6/15/27(d)	25,000	25,397
3.70%, 12/1/42	5,000	5,112
3.00%, 7/30/46	50,000	45,285
Tyson Foods, Inc.
2.25%, 8/23/21	5,000	4,956
U.S. Bancorp
2.63%, 1/24/22, Series V	5,000	5,026
3.90%, 4/26/28	30,000	32,486
Union Electric Co.
2.95%, 6/15/27	20,000	20,060
Union Pacific Corp.
3.50%, 6/8/23	55,000	56,762
3.75%, 7/15/25	5,000	5,268
3.25%, 8/15/25	5,000	5,126
2.75%, 3/1/26	5,000	4,948
4.82%, 2/1/44	20,000	22,249
4.00%, 4/15/47	20,000	20,097
4.80%, 9/10/58	5,000	5,524
4.38%, 11/15/65	5,000	4,965
United Parcel Service, Inc.
2.45%, 10/1/22	5,000	5,015
2.40%, 11/15/26	5,000	4,883
3.05%, 11/15/27	25,000	25,356
3.40%, 11/15/46	5,000	4,648
United Technologies Corp.
1.50%, 11/1/19	5,000	4,979
1.95%, 11/1/21	25,000	24,676
3.75%, 11/1/46	50,000	48,080
UnitedHealth Group, Inc.
2.70%, 7/15/20	10,000	10,024
2.13%, 3/15/21	10,000	9,946
3.15%, 6/15/21	5,000	5,067
2.88%, 3/15/22	5,000	5,045
2.75%, 2/15/23	5,000	5,026
3.70%, 12/15/25	15,000	15,733
3.10%, 3/15/26	100,000	101,161
3.88%, 12/15/28	20,000	21,255
5.80%, 3/15/36	5,000	6,218
3.95%, 10/15/42	5,000	5,092
3.75%, 10/15/47	15,000	14,764
University of Southern California
3.03%, 10/1/39	25,000	24,256
Valero Energy Partners L.P.
4.38%, 12/15/26	20,000	21,142
Ventas Realty L.P.
2.70%, 4/1/20	40,000	40,015
4.38%, 2/1/45	25,000	25,208
VEREIT Operating Partnership L.P.
4.60%, 2/6/24	20,000	21,024
3.95%, 8/15/27	5,000	5,041
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	132,597
3.50%, 11/1/24	25,000	25,883
4.02%, 12/3/29(c)	4,000	4,228
5.85%, 9/15/35	50,000	60,727
5.25%, 3/16/37	10,000	11,498
6.55%, 9/15/43	20,000	26,731
5.50%, 3/16/47	10,000	12,111
5.01%, 4/15/49	25,000	28,264
5.01%, 8/21/54	15,000	16,847
Viacom, Inc.
6.88%, 4/30/36	5,000	6,038
Visa, Inc.
3.65%, 9/15/47	30,000	30,676
Vulcan Materials Co.
4.50%, 4/1/25	20,000	21,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
Wachovia Corp.
5.50%, 8/1/35	$5,000	$5,829
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	30,000	30,748
Walmart, Inc.
3.25%, 10/25/20	5,000	5,061
2.35%, 12/15/22	5,000	4,998
3.55%, 6/26/25	100,000	105,144
6.50%, 8/15/37	50,000	70,219
4.05%, 6/29/48	10,000	10,877
Walt Disney Co. (The)
6.40%, 12/15/35(c)	5,000	6,740
6.65%, 11/15/37(c)	22,000	30,642
4.95%, 10/15/45(c)	5,000	6,102
Warner Media LLC
3.55%, 6/1/24	20,000	20,549
3.80%, 2/15/27	25,000	25,517
5.38%, 10/15/41	5,000	5,408
5.35%, 12/15/43	25,000	26,969
Waste Management, Inc.
4.75%, 6/30/20	5,000	5,115
Wells Fargo & Co.
2.55%, 12/7/20	10,000	10,007
3.00%, 1/22/21	5,000	5,039
2.10%, 7/26/21	10,000	9,897
2.63%, 7/22/22	100,000	99,792
4.13%, 8/15/23	100,000	104,510
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(b)	25,000	25,402
5.38%, 2/7/35	5,000	6,001
5.38%, 11/2/43	50,000	58,162
4.75%, 12/7/46	75,000	81,477
Welltower, Inc.
4.25%, 4/1/26	25,000	26,215
Western Midstream Operating L.P.
5.30%, 3/1/48	100,000	93,181
Western Union Co. (The)
3.60%, 3/15/22	5,000	5,093
4.25%, 6/9/23	5,000	5,234
Westlake Chemical Corp.
5.00%, 8/15/46	5,000	4,912
WestRock MWV LLC
7.95%, 2/15/31	15,000	19,934
Whirlpool Corp.
4.50%, 6/1/46	5,000	4,702
Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	10,128
6.30%, 4/15/40	10,000	11,701
Wisconsin Public Service Corp.
3.67%, 12/1/42	40,000	40,473
WW Grainger, Inc.
3.75%, 5/15/46	25,000	23,995
Xilinx, Inc.
3.00%, 3/15/21	5,000	5,037
2.95%, 6/1/24	50,000	50,105
Xylem, Inc.
4.88%, 10/1/21	5,000	5,237
3.25%, 11/1/26	5,000	5,008
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	5,047

TOTAL CORPORATE BONDS (Cost: $18,072,060)		18,686,933

FOREIGN CORPORATE BONDS - 3.8%

Australia - 0.2%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25,000	29,729
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	5,000	5,303
Westpac Banking Corp.
2.30%, 5/26/20	50,000	49,910
2.60%, 11/23/20	10,000	10,015
3.35%, 3/8/27	25,000	25,673
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(b)	10,000	10,188

Total Australia		130,818

Belgium - 0.5%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	350,000	356,436
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/48	20,000	19,904
4.44%, 10/6/48	20,000	19,581

Total Belgium		395,921

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	20,000	20,902

Brazil - 0.1%
Vale Overseas Ltd.
6.25%, 8/10/26	25,000	27,387
6.88%, 11/21/36	10,000	11,250

Total Brazil		38,637

Canada - 0.8%
Bank of Montreal
2.10%, 6/15/20	50,000	49,802
2.35%, 9/11/22	100,000	99,658
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(b)	25,000	24,830
Bank of Nova Scotia (The)
3.13%, 4/20/21	5,000	5,071
2.45%, 9/19/22	50,000	50,114
Brookfield Finance, Inc.
3.90%, 1/25/28	20,000	19,973
4.70%, 9/20/47	5,000	5,085
Canadian National Railway Co.
2.40%, 2/3/20	5,000	4,999
Canadian Natural Resources Ltd.
3.45%, 11/15/21	20,000	20,301
Cenovus Energy, Inc.
5.25%, 6/15/37	30,000	29,439
6.75%, 11/15/39	20,000	22,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
Kinross Gold Corp.
4.50%, 7/15/27	$5,000	$4,712
Magna International, Inc.
3.63%, 6/15/24	5,000	5,179
Methanex Corp.
4.25%, 12/1/24	25,000	25,654
Nexen, Inc.
6.40%, 5/15/37	27,000	35,886
Nutrien Ltd.
3.15%, 10/1/22	20,000	20,270
5.63%, 12/1/40	5,000	5,609
5.25%, 1/15/45	20,000	21,212
Rogers Communications, Inc.
3.00%, 3/15/23	50,000	50,613
TELUS Corp.
4.60%, 11/16/48	5,000	5,358
Toronto-Dominion Bank (The)
1.85%, 9/11/20	100,000	99,367
TransCanada PipeLines Ltd.
4.25%, 5/15/28	20,000	21,030
4.63%, 3/1/34	30,000	31,627
5.85%, 3/15/36	20,000	22,930

Total Canada		681,089

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	109,140

France - 0.0%
Sanofi
3.63%, 6/19/28	5,000	5,290

Germany - 0.0%
Deutsche Bank AG
2.70%, 7/13/20	30,000	29,705
2.95%, 8/20/20	5,000	4,965

Total Germany		34,670

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	5,050
3.76%, 7/26/23	50,000	51,924
3.78%, 3/2/25	5,000	5,253
3.68%, 2/22/27	20,000	20,968
Nomura Holdings, Inc.
6.70%, 3/4/20	10,000	10,300
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	10,000	10,064
2.63%, 7/14/26	10,000	9,824
3.35%, 10/18/27(d)	25,000	25,784

Total Japan		139,167

Mexico - 0.2%
Petroleos Mexicanos
6.00%, 3/5/20	85,000	86,849
5.50%, 1/21/21	10,000	10,295
4.88%, 1/24/22	10,000	10,154
4.63%, 9/21/23	10,000	9,984
6.50%, 3/13/27	10,000	10,082
6.63%, 6/15/35	10,000	9,427
6.38%, 1/23/45	10,000	8,836
6.75%, 9/21/47	20,000	18,128
6.35%, 2/12/48	20,000	17,533

Total Mexico		181,288

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.88%, 2/8/22	10,000	10,351
5.25%, 5/24/41	25,000	30,980
Shell International Finance B.V.
3.40%, 8/12/23	50,000	51,689
5.50%, 3/25/40	29,000	36,094

Total Netherlands		129,114

Norway - 0.2%
Equinor ASA
3.15%, 1/23/22	20,000	20,318
2.45%, 1/17/23	60,000	59,909
2.65%, 1/15/24	5,000	5,016
3.70%, 3/1/24	5,000	5,260
3.63%, 9/10/28	25,000	26,323
5.10%, 8/17/40	20,000	24,243

Total Norway		141,069

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,987
5.25%, 11/8/42	25,000	25,896

Total Peru		31,883

Spain - 0.1%
Telefonica Emisiones S.A.
5.13%, 4/27/20	5,000	5,107
7.05%, 6/20/36	10,000	12,422
Telefonica Europe B.V.
8.25%, 9/15/30	50,000	68,526

Total Spain		86,055

Switzerland - 0.1%
ABB Finance USA, Inc.
2.80%, 4/3/20	15,000	15,040
Novartis Capital Corp.
2.40%, 5/17/22	5,000	5,000
3.70%, 9/21/42	15,000	15,309
Syngenta Finance N.V.
3.13%, 3/28/22	20,000	19,948

Total Switzerland		55,297

United Kingdom - 1.1%
AstraZeneca PLC
1.95%, 9/18/19	5,000	4,993
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(b)	200,000	203,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
BP Capital Markets PLC
3.54%, 11/4/24	$5,000	$5,196
3.28%, 9/19/27	25,000	25,181
British Telecommunications PLC
9.63%, 12/15/30	10,000	14,539
CNH Industrial N.V.
4.50%, 8/15/23	101,000	104,463
Diageo Capital PLC
4.83%, 7/15/20	5,000	5,130
HSBC Holdings PLC
5.10%, 4/5/21	101,000	105,210
4.00%, 3/30/22	75,000	77,728
7.63%, 5/17/32	25,000	33,564
Janus Capital Group, Inc.
4.88%, 8/1/25	20,000	21,456
Lloyds Bank PLC
6.38%, 1/21/21	75,000	79,469
Reynolds American, Inc.
7.25%, 6/15/37	25,000	30,594
5.85%, 8/15/45	10,000	10,356
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	25,000	26,674
6.00%, 12/19/23	25,000	26,681
5.13%, 5/28/24	100,000	102,956
Santander UK PLC
2.38%, 3/16/20	30,000	29,926
Unilever Capital Corp.
5.90%, 11/15/32	5,000	6,417
Vodafone Group PLC
4.38%, 2/19/43	10,000	9,407

Total United Kingdom		923,829

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,021,554)		3,104,169

FOREIGN GOVERNMENT AGENCIES - 1.6%

Austria - 0.0%
Oesterreichische Kontrollbank AG
2.38%, 10/1/21	10,000	10,079

Canada - 0.8%
Export Development Canada
1.75%, 7/21/20	10,000	9,958
2.50%, 1/24/23	10,000	10,163
Province of Alberta Canada
3.30%, 3/15/28	100,000	105,921
Province of British Columbia Canada
2.00%, 10/23/22	10,000	9,978
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	21,600
Province of Ontario Canada
1.88%, 5/21/20	10,000	9,966
2.55%, 2/12/21	110,000	110,701
2.50%, 9/10/21	10,000	10,073
2.25%, 5/18/22	10,000	10,021
3.20%, 5/16/24	10,000	10,458
2.50%, 4/27/26	85,000	85,561
Province of Quebec Canada
3.50%, 7/29/20	10,000	10,152
2.63%, 2/13/23	10,000	10,156
2.88%, 10/16/24, Series QO	110,000	113,796
7.50%, 9/15/29, Series PD	60,000	86,330

Total Canada		614,834

Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
1.63%, 5/29/20	79,000	78,562
2.75%, 7/15/20	30,000	30,202
2.75%, 9/8/20	10,000	10,080
1.88%, 12/15/20	10,000	9,972
1.50%, 6/15/21	200,000	197,973
2.38%, 8/25/21	10,000	10,081
2.13%, 6/15/22	10,000	10,046
2.13%, 1/17/23	35,000	35,188
2.50%, 11/20/24	35,000	35,823
Landwirtschaftliche Rentenbank
2.25%, 10/1/21	10,000	10,060

Total Germany		427,987

Japan - 0.3%
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	243,332

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,248,197)		1,296,232

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%

Colombia - 0.1%
Colombia Government International Bond
11.75%, 2/25/20	100,000	106,751

Hungary - 0.1%
Hungary Government International Bond
6.38%, 3/29/21	26,000	27,696
5.38%, 3/25/24	20,000	22,158

Total Hungary		49,854

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	94,014

Mexico - 0.2%
Mexico Government International Bond
3.50%, 1/21/21, Series GMTN	20,000	20,247
4.00%, 10/2/23	113,000	116,930
5.75%, 10/12/2110	20,000	20,650

Total Mexico		157,827

Panama - 0.0%
Panama Government International Bond
8.88%, 9/30/27	20,000	27,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
Peru - 0.0%
Peruvian Government International Bond
4.13%, 8/25/27	$20,000	$22,000

Philippines - 0.3%
Philippine Government International Bond
3.95%, 1/20/40	200,000	214,677

Poland - 0.1%
Republic of Poland Government International Bond
5.13%, 4/21/21	25,000	26,200
3.00%, 3/17/23	25,000	25,373
3.25%, 4/6/26	50,000	51,349

Total Poland		102,922

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	30,000	32,325
4.98%, 4/20/55	25,000	26,407

Total Uruguay		58,732

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $807,723)		834,752

SUPRANATIONAL BONDS - 1.1%
Asian Development Bank
2.25%, 1/20/21	45,000	45,128
2.75%, 3/17/23	10,000	10,277
2.00%, 1/22/25	5,000	4,970
Corporacion Andina de Fomento
4.38%, 6/15/22	5,000	5,240
Council of Europe Development Bank
1.63%, 3/16/21	27,000	26,782
European Investment Bank
1.75%, 5/15/20	30,000	29,877
1.38%, 6/15/20	75,000	74,379
2.25%, 3/15/22(d)	15,000	15,115
2.25%, 8/15/22	10,000	10,087
2.50%, 3/15/23	150,000	152,659
3.25%, 1/29/24	15,000	15,813
2.38%, 5/24/27	100,000	101,649
Inter-American Development Bank
1.75%, 9/14/22	150,000	148,951
2.50%, 1/18/23	10,000	10,179
International Bank for Reconstruction & Development
2.13%, 11/1/20	150,000	150,126
2.13%, 2/13/23	5,000	5,035
2.50%, 11/25/24, Series GDIF	15,000	15,349
2.50%, 7/29/25, Series GDIF	15,000	15,346
2.50%, 11/22/27, Series GDIF	25,000	25,620

TOTAL SUPRANATIONAL BONDS (Cost: $840,749)		862,582

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%

United States - 1.9%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	97,319
Commercial Mortgage Pass Through Certificates
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	109,375
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	54,970	56,437
2.87%, 2/10/48, Series 2015-DC1, Class A2	71,709	71,667
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	106,501
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.48%, 3/25/25, Series K049, Class A1	14,599	14,641
3.43%, 1/25/27, Series K063, Class A2^(b)	70,000	74,213
3.99%, 8/25/33, Series K157, Class A3^(b)	70,000	78,025
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.22%, 7/25/23, Series 2014-M1, Class A2^(b)	119,347	122,957
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	56,979
2.48%, 12/25/26, Series 2017-M3, Class A2^(b)	45,000	44,652
3.04%, 3/25/28, Series 2018-M4, Class A2^(b)	25,000	25,780
3.05%, 3/25/28, Series 2018-M7, Class A2^(b)	145,000	149,918
2.99%, 2/25/30, Series 2018-M3, Class A1^(b)	24,689	25,411
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	53,237
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	107,256
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	104,262
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	136,490	137,085
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	106,106

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,490,583)		1,541,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

Investments	Principal Amount	Value
MUNICIPAL BONDS - 0.3%

United States - 0.3%
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	$50,000	$57,005
Port Authority of New York & New Jersey
4.81%, 10/15/65, Series 192	25,000	31,420
State of California
7.55%, 4/1/39	120,000	188,276

TOTAL MUNICIPAL BONDS (Cost: $254,710)		276,701

ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
Americredit Automobile Receivables Trust
3.07%, 12/19/22, Series 2018-1, Class A3	30,000	30,219
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	10,000	10,058
CarMax Auto Owner Trust
2.48%, 11/15/22, Series 2018-1, Class A3	25,000	25,082
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,274
Citibank Credit Card Issuance Trust
1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	99,606
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4,	30,000	30,619
Ford Credit Auto Owner Trust
3.03%, 11/15/22, Series 2018-A, Class A3	10,000	10,107
GM Financial Automobile Leasing Trust
2.06%, 5/20/20, Series 2017-1, Class A3	16,627	16,611
GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	20,126
Mercedes-Benz Auto Lease Trust
2.51%, 10/16/23, Series 2018-A, Class A4	20,000	20,029
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	67,000	67,772

TOTAL ASSET-BACKED SECURITIES (Cost: $355,006)		359,503

REPURCHASE AGREEMENT - 1.4%

United States - 1.4%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.49% due 6/3/19; Proceeds at maturity - $1,090,226 (fully collateralized by U.S. Treasury Note, 1.38% due 12/15/19; Market value - $1,111,885) (Cost: $1,090,000)	1,090,000	1,090,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(e) (Cost: $106,195)(f)	106,195	106,195

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $79,132,479)		81,595,876
Other Assets less Liabilities - (1.0)%		(809,711)

NET ASSETS - 100.0%		$80,786,165

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security, or portion thereof, was on loan at May 31, 2019 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of May 31, 2019.
(f)

At May 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $103,201 and the total market value of the collateral held by the Fund was $106,195.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	105	9/30/19	$(22,540,547)	$(82,227)
5 Year U.S. Treasury Note	391	9/30/19	(45,890,571)	(357,497)
U.S. Treasury Ultra Long Term Bond	38	9/19/19	(6,679,687)	(201,875)
Ultra 10 Year U.S. Treasury Note	80	9/19/19	(10,923,750)	(168,125)

			$(86,034,555)	$(809,724)

†	As of May 31, 2019, cash collateral posted by the Fund with the broker for futures contracts was $1,074,120.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 85.3%

United States - 85.3%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)(b)	$51,000	$49,597
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	16,000	16,140
5.63%, 2/15/23	36,000	36,225
ACE Cash Express, Inc.
12.00%, 12/15/22(a)	11,000	9,955
Actuant Corp.
5.63%, 6/15/22	16,000	16,120
ADT Security Corp. (The)
6.25%, 10/15/21	52,000	54,600
3.50%, 7/15/22	87,000	84,607
4.13%, 6/15/23	58,000	56,332
Advanced Micro Devices, Inc.
7.50%, 8/15/22	48,000	53,520
AES Corp.
4.00%, 3/15/21	56,000	56,490
4.50%, 3/15/23	16,000	16,140
4.88%, 5/15/23	52,000	52,352
Ahern Rentals, Inc.
7.38%, 5/15/23(a)	13,000	11,440
Air Medical Group Holdings, Inc.
6.38%, 5/15/23(a)(b)	31,000	29,063
AK Steel Corp.
7.63%, 10/1/21(b)	46,000	44,620
7.50%, 7/15/23	11,000	10,945
Aleris International, Inc.
10.75%, 7/15/23(a)	11,000	11,523
Allegheny Technologies, Inc.
5.95%, 1/15/21	100,000	99,720
7.88%, 8/15/23	21,000	22,123
Alliant Holdings Intermediate LLC
8.25%, 8/1/23(a)	41,000	42,025
Ally Financial, Inc.
3.75%, 11/18/19	54,000	54,094
8.00%, 3/15/20	50,000	51,812
4.13%, 3/30/20	59,000	59,295
7.50%, 9/15/20	96,000	100,800
4.25%, 4/15/21	115,000	116,581
4.13%, 2/13/22	36,000	36,320
4.63%, 5/19/22	31,000	31,698
AMC Networks, Inc.
4.75%, 12/15/22	52,000	52,439
5.00%, 4/1/24	82,000	81,668
American Airlines Group, Inc.
5.50%, 10/1/19(a)	82,000	82,717
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	21,000	21,289
American Midstream Partners L.P.
9.50%, 12/15/21(a)	24,000	23,400
Amsted Industries, Inc.
5.00%, 3/15/22(a)	21,000	21,401
Anixter, Inc.
5.13%, 10/1/21	95,000	97,282
5.50%, 3/1/23	24,000	24,960
Antero Resources Corp.
5.38%, 11/1/21	57,000	57,015
5.13%, 12/1/22	47,000	46,589
5.63%, 6/1/23	11,000	10,918
Apex Tool Group LLC
9.00%, 2/15/23(a)	24,000	22,260
APX Group, Inc.
8.75%, 12/1/20(b)	34,000	31,960
7.88%, 12/1/22	47,000	43,592
7.63%, 9/1/23(b)	51,000	41,055
Aramark Services, Inc.
5.13%, 1/15/24	60,000	60,887
Archrock Partners L.P.
6.00%, 10/1/22	11,000	11,055
Arconic, Inc.
6.15%, 8/15/20	98,000	100,716
5.40%, 4/15/21	47,000	48,159
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	16,000	16,320
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	83,000	88,490
Ashland LLC
4.75%, 8/15/22	123,000	127,151
Avis Budget Car Rental LLC
5.50%, 4/1/23(b)	36,000	36,270
B&G Foods, Inc.
4.63%, 6/1/21	68,000	68,085
Ball Corp.
4.38%, 12/15/20	134,000	136,680
4.00%, 11/15/23	101,000	101,884
Bausch Health Cos., Inc.
6.50%, 3/15/22(a)	58,000	60,042
5.50%, 3/1/23(a)	39,000	39,244
5.88%, 5/15/23(a)	96,000	96,840
7.00%, 3/15/24(a)	131,000	137,141
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	47,000	49,350
Beazer Homes USA, Inc.
8.75%, 3/15/22	11,000	11,424
Berry Global, Inc.
5.50%, 5/15/22	26,000	26,293
6.00%, 10/15/22	41,000	41,820
5.13%, 7/15/23	77,000	77,866
Blackboard, Inc.
9.75%, 10/15/21(a)	24,000	22,920
Blue Cube Spinco LLC
9.75%, 10/15/23	51,000	56,227
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	123,000	123,000
Boyd Gaming Corp.
6.88%, 5/15/23	65,000	67,275
Brinker International, Inc.
3.88%, 5/15/23	24,000	23,460
Bruin E&P Partners LLC
8.88%, 8/1/23(a)	31,000	27,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	$89,000	$73,202
BWAY Holding Co.
5.50%, 4/15/24(a)	113,000	110,893
C&S Group Enterprises LLC
5.38%, 7/15/22(a)	14,000	13,843
Cablevision Systems Corp.
8.00%, 4/15/20	11,000	11,358
5.88%, 9/15/22	36,000	37,339
California Resources Corp.
8.00%, 12/15/22(a)(b)	197,000	138,392
Calpine Corp.
6.00%, 1/15/22(a)	56,000	56,630
5.38%, 1/15/23	62,000	61,457
5.50%, 2/1/24	80,000	77,800
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	47,000	45,002
7.63%, 1/15/22(b)	26,000	24,115
7.75%, 4/15/23	15,000	14,100
Carpenter Technology Corp.
4.45%, 3/1/23	41,000	41,693
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(b)	58,000	53,940
Carvana Co.
8.88%, 10/1/23(a)	24,000	23,865
CCO Holdings LLC
5.25%, 3/15/21	16,000	16,050
5.25%, 9/30/22	62,000	62,904
5.13%, 2/15/23	63,000	63,632
4.00%, 3/1/23(a)	26,000	25,797
5.13%, 5/1/23(a)	52,000	52,504
5.75%, 9/1/23	21,000	21,394
5.75%, 1/15/24	130,000	132,600
5.88%, 4/1/24(a)	119,000	123,016
CDW LLC
5.00%, 9/1/23	21,000	21,347
CEC Entertainment, Inc.
8.00%, 2/15/22	61,000	61,381
Centene Corp.
5.63%, 2/15/21	69,000	69,862
4.75%, 5/15/22	108,000	109,454
6.13%, 2/15/24	95,000	99,287
Century Aluminum Co.
7.50%, 6/1/21(a)	24,000	23,700
CenturyLink, Inc.
5.63%, 4/1/20, Series V	49,000	49,848
6.45%, 6/15/21, Series S	85,000	88,612
5.80%, 3/15/22, Series T	90,000	91,773
6.75%, 12/1/23, Series W	53,000	55,600
7.50%, 4/1/24, Series Y(b)	57,000	60,990
CF Industries, Inc.
3.45%, 6/1/23	95,000	92,744
Chemours Co. (The)
6.63%, 5/15/23	116,000	116,000
Chesapeake Energy Corp.
4.88%, 4/15/22(b)	56,000	54,040
5.75%, 3/15/23	56,000	53,900
Cinemark USA, Inc.
5.13%, 12/15/22	45,000	45,597
4.88%, 6/1/23	56,000	56,490
CIT Group, Inc.
4.13%, 3/9/21	41,000	41,411
5.00%, 8/15/22	47,000	48,857
5.00%, 8/1/23	117,000	121,972
4.75%, 2/16/24	66,000	67,946
CITGO Holding, Inc.
10.75%, 2/15/20(a)	137,000	140,939
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	46,000	46,057
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	50,187
Clear Channel International B.V.
8.75%, 12/15/20(a)	23,000	23,633
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22, Series A	54,000	55,334
6.50%, 11/15/22, Series B	121,000	124,025
9.25%, 2/15/24(a)	128,000	136,922
Clearwater Paper Corp.
4.50%, 2/1/23	24,000	22,560
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)	21,000	20,213
Cleveland-Cliffs, Inc.
4.88%, 1/15/24(a)	22,000	21,945
Cloud Peak Energy Resources LLC
12.00%, 11/1/21(d)	24,000	2,850
CNG Holdings, Inc.
9.38%, 5/15/20(a)	11,000	11,069
CNO Financial Group, Inc.
4.50%, 5/30/20	53,000	53,787
CNX Resources Corp.
5.88%, 4/15/22	98,000	94,460
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	20,000	20,600
Colfax Corp.
6.00%, 2/15/24(a)	75,000	77,781
Commercial Metals Co.
4.88%, 5/15/23	24,000	23,820
CommScope, Inc.
5.00%, 6/15/21(a)	16,000	15,960
5.50%, 3/1/24(a)	88,000	88,880
Community Health Systems, Inc.
6.88%, 2/1/22	168,000	112,560
6.25%, 3/31/23	228,000	217,957
11.00%, 6/30/23(a)(b)(c)	98,000	79,106
8.63%, 1/15/24(a)	42,000	42,105
Consolidated Communications, Inc.
6.50%, 10/1/22	21,000	19,268
CoreCivic, Inc.
4.13%, 4/1/20	24,000	24,030
4.63%, 5/1/23	41,000	40,436
CPG Merger Sub LLC
8.00%, 10/1/21(a)	29,000	29,508
Credit Acceptance Corp.
6.13%, 2/15/21	11,000	11,048
7.38%, 3/15/23	11,000	11,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	$92,000	$93,224
Crown Americas LLC
4.50%, 1/15/23	57,000	57,848
CSC Holdings LLC
6.75%, 11/15/21	129,000	137,869
5.38%, 7/15/23(a)	200,000	203,500
CSI Compressco L.P.
7.25%, 8/15/22	24,000	21,780
CVR Partners L.P.
9.25%, 6/15/23(a)	47,000	48,586
CVR Refining LLC
6.50%, 11/1/22	83,000	83,726
CyrusOne L.P.
5.00%, 3/15/24	54,000	54,524
David’s Bridal, Inc.
7.75%, 10/15/20(a)(d)	11,000	4,110
DaVita, Inc.
5.75%, 8/15/22	82,000	82,922
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	54,000	54,742
4.95%, 4/1/22	11,000	11,344
3.88%, 3/15/23	26,000	25,740
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	36,000	33,570
Dean Foods Co.
6.50%, 3/15/23(a)	31,000	17,980
Dell International LLC
5.88%, 6/15/21(a)	105,000	106,552
Dell, Inc.
5.88%, 6/15/19	26,000	26,046
4.63%, 4/1/21(b)	16,000	16,266
Denbury Resources, Inc.
9.00%, 5/15/21(a)	80,000	78,200
9.25%, 3/31/22(a)	41,000	39,770
5.50%, 5/1/22	26,000	17,875
4.63%, 7/15/23	84,000	53,340
7.50%, 2/15/24(a)	56,000	48,860
Diamond Offshore Drilling, Inc.
3.45%, 11/1/23	52,000	42,770
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	21,000	20,925
DISH DBS Corp.
7.88%, 9/1/19	101,000	101,920
5.13%, 5/1/20	85,000	85,639
6.75%, 6/1/21	121,000	125,235
5.88%, 7/15/22	122,000	120,359
5.00%, 3/15/23	116,000	108,895
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23(a)	11,000	11,578
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)	11,000	11,165
DynCorp International, Inc.
11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	20,816	20,816
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	60,000	60,225
Edgewell Personal Care Co.
4.70%, 5/19/21	63,000	62,852
4.70%, 5/24/22	66,000	66,117
EIG Investors Corp.
10.88%, 2/1/24	32,000	33,760
Elanco Animal Health, Inc.
3.91%, 8/27/21(a)	41,000	41,857
4.27%, 8/28/23(a)	53,000	55,651
Eldorado Resorts, Inc.
7.00%, 8/1/23	41,000	42,538
EMC Corp.
2.65%, 6/1/20	124,000	122,671
3.38%, 6/1/23	57,000	55,374
Encompass Health Corp.
5.13%, 3/15/23	21,000	21,263
Endo Finance LLC
6.00%, 7/15/23(a)	200,000	144,500
Energen Corp.
4.63%, 9/1/21	94,000	95,410
Energy Transfer L.P.
4.25%, 3/15/23	64,000	64,648
5.88%, 1/15/24	103,000	110,071
Energy Ventures Gom LLC
11.00%, 2/15/23(a)	24,000	26,520
EnerSys
5.00%, 4/30/23(a)	34,000	34,510
Enviva Partners L.P.
8.50%, 11/1/21	11,000	11,481
Equinix, Inc.
5.38%, 1/1/22	92,000	94,415
5.38%, 4/1/23	85,000	86,462
Exela Intermediate LLC
10.00%, 7/15/23(a)	57,000	45,457
Ferrellgas L.P.
6.50%, 5/1/21(b)	16,000	14,240
6.75%, 1/15/22(b)	11,000	9,680
6.75%, 6/15/23(b)	11,000	9,556
First Data Corp.
5.38%, 8/15/23(a)	62,000	62,923
5.00%, 1/15/24(a)	122,000	124,745
5.75%, 1/15/24(a)	132,000	135,630
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	80,000	80,000
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(a)	24,000	22,200
Foresight Energy LLC
11.50%, 4/1/23(a)	36,000	23,940
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	58,000	58,580
Forum Energy Technologies, Inc.
6.25%, 10/1/21	11,000	10,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Freeport-McMoRan, Inc.
4.00%, 11/14/21	$36,000	$36,315
3.55%, 3/1/22	98,000	96,162
6.88%, 2/15/23	63,000	66,071
3.88%, 3/15/23	125,000	120,625
Fresh Market, Inc. (The)
9.75%, 5/1/23(a)	51,000	37,995
Frontier Communications Corp.
8.75%, 4/15/22	41,000	28,598
10.50%, 9/15/22	124,000	90,830
FS Energy & Power Fund
7.50%, 8/15/23(a)	13,000	13,163
FTS International, Inc.
6.25%, 5/1/22	24,000	22,800
GameStop Corp.
6.75%, 3/15/21(a)(b)	16,000	16,080
Gates Global LLC
6.00%, 7/15/22(a)	49,000	48,877
GCI LLC
6.75%, 6/1/21	30,000	30,038
Genesis Energy L.P.
6.75%, 8/1/22	62,000	61,922
6.00%, 5/15/23	16,000	15,494
GenOn Energy, Inc.
7.88%, 6/15/17*†(e)	70,000	21,598
Genworth Holdings, Inc.
7.70%, 6/15/20(b)	24,000	24,132
7.20%, 2/15/21	24,000	23,220
7.63%, 9/24/21	41,000	39,668
4.80%, 2/15/24, Series	21,000	17,168
GEO Group, Inc. (The)
5.88%, 1/15/22	46,000	45,655
5.13%, 4/1/23	24,000	22,680
Global Partners L.P.
6.25%, 7/15/22	58,000	58,290
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	46,000	45,827
Graphic Packaging International LLC
4.88%, 11/15/22	16,000	16,360
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	41,000	43,255
Griffon Corp.
5.25%, 3/1/22	83,000	82,896
Group 1 Automotive, Inc.
5.00%, 6/1/22	16,000	16,100
Guitar Center, Inc.
9.50%, 10/15/21(a)	56,000	54,460
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	13,000	12,805
9.25%, 3/1/21(a)(b)	46,000	44,975
8.38%, 8/15/22(a)	41,000	35,055
HCA Healthcare, Inc.
6.25%, 2/15/21	84,000	87,675
HCA, Inc.
7.50%, 2/15/22	108,000	118,395
5.88%, 5/1/23	93,000	98,987
Hecla Mining Co.
6.88%, 5/1/21	31,000	29,063
Herc Rentals, Inc.
7.50%, 6/1/22(a)	31,000	32,085
Hertz Corp. (The)
5.88%, 10/15/20	36,000	35,843
7.38%, 1/15/21(b)	16,000	15,940
7.63%, 6/1/22(a)	61,000	61,991
6.25%, 10/15/22(b)	11,000	10,538
HighPoint Operating Corp.
7.00%, 10/15/22(b)	11,000	10,615
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(a)	11,000	11,303
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	21,000	19,215
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21	16,000	9,120
Hot Topic, Inc.
9.25%, 6/15/21(a)	18,000	18,117
Hughes Satellite Systems Corp.
6.50%, 6/15/19	62,000	62,002
7.63%, 6/15/21	65,000	69,166
Icahn Enterprises L.P.
6.00%, 8/1/20	58,000	58,072
6.25%, 2/1/22	108,000	110,295
6.75%, 2/1/24	63,000	64,811
IFM US Colonial Pipeline 2 LLC
6.45%, 5/1/21(a)	100,000	103,679
Immucor, Inc.
11.13%, 2/15/22(a)	21,000	21,315
Infor U.S., Inc.
6.50%, 5/15/22	124,000	125,897
Informatica LLC
7.13%, 7/15/23(a)	49,000	49,612
Ingles Markets, Inc.
5.75%, 6/15/23	33,000	33,578
Ingram Micro, Inc.
5.00%, 8/10/22	16,000	16,037
INVISTA Finance LLC
4.25%, 10/15/19(a)	80,000	80,585
IQVIA, Inc.
4.88%, 5/15/23(a)	57,000	58,069
Iridium Communications, Inc.
10.25%, 4/15/23(a)	17,000	18,530
Iron Mountain, Inc.
4.38%, 6/1/21(a)	53,000	53,066
6.00%, 8/15/23	57,000	58,282
iStar, Inc.
4.63%, 9/15/20	24,000	24,150
6.00%, 4/1/22	11,000	11,138
5.25%, 9/15/22	16,000	16,100
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	49,000	50,272
10.25%, 11/15/22(a)	11,000	11,825
Jaguar Holding Co. II
6.38%, 8/1/23(a)	122,000	124,159
Jefferies Finance LLC
6.88%, 4/15/22(a)	200,000	203,438
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	51,000	53,821
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	24,000	20,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
KB Home
7.50%, 9/15/22	$53,000	$57,969
7.63%, 5/15/23	24,000	26,250
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23(a)(b)	48,000	45,600
Kennedy-Wilson, Inc.
5.88%, 4/1/24	82,000	82,011
KGA Escrow LLC
7.50%, 8/15/23(a)	12,000	12,405
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	22,000	22,596
12.50%, 11/1/21(a)	60,000	66,282
L Brands, Inc.
6.63%, 4/1/21	58,000	60,827
5.63%, 2/15/22	57,000	58,710
5.63%, 10/15/23	66,000	67,637
Ladder Capital Finance Holdings LLLP
5.88%, 8/1/21(a)	20,000	20,356
5.25%, 3/15/22(a)	39,000	39,046
Lamar Media Corp.
5.00%, 5/1/23	41,000	41,820
5.38%, 1/15/24	61,000	62,586
Laredo Petroleum, Inc.
5.63%, 1/15/22(b)	41,000	37,925
Lee Enterprises, Inc.
9.50%, 3/15/22(a)	21,000	21,446
Leidos Holdings, Inc.
4.45%, 12/1/20	96,000	97,027
Lennar Corp.
4.50%, 6/15/19	59,000	59,037
6.63%, 5/1/20	41,000	42,230
8.38%, 1/15/21	15,000	16,163
4.75%, 4/1/21	11,000	11,231
6.25%, 12/15/21	33,000	34,691
4.13%, 1/15/22	46,000	46,379
4.75%, 11/15/22	41,000	42,333
4.88%, 12/15/23	59,000	60,637
Level 3 Financing, Inc.
5.38%, 8/15/22	49,000	49,306
5.63%, 2/1/23	66,000	66,412
5.13%, 5/1/23	41,000	41,115
5.38%, 1/15/24	57,000	57,285
Level 3 Parent LLC
5.75%, 12/1/22	30,000	30,150
Lexmark International, Inc.
7.13%, 3/15/20	16,000	15,920
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)	46,000	46,575
LKQ Corp.
4.75%, 5/15/23	47,000	47,235
Lonestar Resources America, Inc.
11.25%, 1/1/23(a)	24,000	23,460
LSB Industries, Inc.
9.63%, 5/1/23(a)(b)	50,000	51,812
LSC Communications, Inc.
8.75%, 10/15/23(a)	21,000	21,866
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	16,000	16,440
M/I Homes, Inc.
6.75%, 1/15/21	16,000	16,240
Mack-Cali Realty L.P.
3.15%, 5/15/23(b)	11,000	10,143
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)(b)	53,000	51,129
5.75%, 8/1/22(a)(b)	92,000	75,412
4.75%, 4/15/23(b)	56,000	34,720
5.63%, 10/15/23(a)	56,000	38,640
Martin Midstream Partners L.P.
7.25%, 2/15/21	21,000	20,475
Masonite International Corp.
5.63%, 3/15/23(a)	14,000	14,298
MasTec, Inc.
4.88%, 3/15/23	11,000	11,151
Mattel, Inc.
4.35%, 10/1/20	24,000	24,120
3.15%, 3/15/23	11,000	10,175
MBIA, Inc.
6.40%, 8/15/22	23,000	22,914
MDC Holdings, Inc.
5.50%, 1/15/24	56,000	58,240
MEDNAX, Inc.
5.25%, 12/1/23(a)	53,000	53,000
Meritage Homes Corp.
7.00%, 4/1/22	31,000	33,286
MGIC Investment Corp.
5.75%, 8/15/23	36,000	38,340
MGM Resorts International
6.63%, 12/15/21	82,000	87,637
7.75%, 3/15/22	71,000	78,455
6.00%, 3/15/23	122,000	128,405
Michaels Stores, Inc.
5.88%, 12/15/20(a)	16,000	16,048
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	55,000	50,875
Midcontinent Communications
6.88%, 8/15/23(a)	53,000	55,120
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	24,000	24,243
Molina Healthcare, Inc.
5.38%, 11/15/22	53,000	54,243
Momentive Performance Materials, Inc.
3.88%, 10/24/21	57,000	64,381
Monitronics International, Inc.
9.13%, 4/1/20(d)	26,000	2,015
Montage Resources Corp.
8.88%, 7/15/23	56,000	49,560
Moog, Inc.
5.25%, 12/1/22(a)	41,000	41,513
MPT Operating Partnership L.P.
6.38%, 3/1/24	63,000	65,756
Multi-Color Corp.
6.13%, 12/1/22(a)	23,000	23,690
Murphy Oil Corp.
4.00%, 6/1/22(b)	11,000	10,887
4.20%, 12/1/22	46,000	45,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Murphy Oil USA, Inc.
6.00%, 8/15/23	$21,000	$21,394
Murray Energy Corp.
11.25%, 4/15/21(a)	5,000	2,350
Nabors Industries, Inc.
5.00%, 9/15/20	20,000	20,350
4.63%, 9/15/21	36,000	34,830
5.50%, 1/15/23(b)	41,000	36,170
5.10%, 9/15/23	11,000	9,295
National CineMedia LLC
6.00%, 4/15/22	24,000	24,270
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	77,000	77,000
Nationstar Mortgage LLC
6.50%, 7/1/21	26,000	25,884
Navient Corp.
4.88%, 6/17/19	27,000	27,015
8.00%, 3/25/20	159,000	163,969
5.00%, 10/26/20	53,000	53,729
5.88%, 3/25/21	47,000	48,102
6.63%, 7/26/21	36,000	37,430
7.25%, 1/25/22	72,000	76,195
6.50%, 6/15/22	56,000	58,380
5.50%, 1/25/23	47,000	47,047
7.25%, 9/25/23	31,000	32,657
NCL Corp., Ltd.
4.75%, 12/15/21(a)	58,000	58,580
NCR Corp.
4.63%, 2/15/21	26,000	25,992
5.88%, 12/15/21	59,000	59,590
5.00%, 7/15/22	60,000	60,132
6.38%, 12/15/23	54,000	55,300
Neiman Marcus Group Ltd. LLC
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	17,226	9,044
NESCO LLC
6.88%, 2/15/21(a)	15,000	14,963
Netflix, Inc.
5.38%, 2/1/21	54,000	55,614
5.50%, 2/15/22	107,000	111,815
5.75%, 3/1/24	57,000	60,634
New Home Co., Inc. (The)
7.25%, 4/1/22	41,000	36,798
Nexstar Broadcasting, Inc.
6.13%, 2/15/22(a)	51,000	51,701
5.88%, 11/15/22	24,000	24,473
NGL Energy Partners L.P.
7.50%, 11/1/23	44,000	44,889
NGPL PipeCo LLC
4.38%, 8/15/22(a)	36,000	36,574
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	58,000	58,290
Nielsen Finance LLC
4.50%, 10/1/20	16,000	16,003
5.00%, 4/15/22(a)	166,000	165,021
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	24,000	14,760
NuStar Logistics L.P.
4.80%, 9/1/20	88,000	89,100
6.75%, 2/1/21	24,000	24,960
4.75%, 2/1/22	18,000	18,005
Oasis Petroleum, Inc.
6.88%, 3/15/22	128,000	124,227
6.88%, 1/15/23	41,000	39,463
Ocwen Loan Servicing LLC
8.38%, 11/15/22(a)	11,000	9,735
OI European Group B.V.
4.00%, 3/15/23(a)	24,000	23,640
Omnimax International, Inc.
12.00%, 8/15/20(a)	58,000	58,942
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	138,000	129,375
Outfront Media Capital LLC
5.25%, 2/15/22	85,000	86,106
5.63%, 2/15/24	60,000	61,704
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	16,000	16,300
5.88%, 8/15/23(a)	48,000	50,344
Oxford Finance LLC
6.38%, 12/15/22(a)	24,000	24,780
Pacific Drilling S.A.
8.38%, 10/1/23(a)	106,000	101,760
Party City Holdings, Inc.
6.13%, 8/15/23(a)(b)	47,000	47,705
Pattern Energy Group, Inc.
5.88%, 2/1/24(a)	32,000	32,400
PBF Holding Co. LLC
7.00%, 11/15/23	63,000	64,575
PBF Logistics L.P.
6.88%, 5/15/23	47,000	47,705
Peabody Energy Corp.
6.00%, 3/31/22(a)	52,000	51,480
Penske Automotive Group, Inc.
3.75%, 8/15/20	47,000	46,941
5.75%, 10/1/22	51,000	51,765
PetSmart, Inc.
7.13%, 3/15/23(a)	110,000	98,692
Pioneer Energy Services Corp.
6.13%, 3/15/22	24,000	11,100
Pioneer Holdings LLC
9.00%, 11/1/22(a)	11,000	11,275
Plantronics, Inc.
5.50%, 5/31/23(a)	16,000	15,900
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	85,000	83,831
PolyOne Corp.
5.25%, 3/15/23	16,000	16,580
Popular, Inc.
6.13%, 9/14/23	24,000	25,080
PQ Corp.
6.75%, 11/15/22(a)	58,000	60,102
Prestige Brands, Inc.
5.38%, 12/15/21(a)	55,000	55,206
6.38%, 3/1/24(a)	44,000	45,430
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	67,000	70,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Pyxus International, Inc.
8.50%, 4/15/21(a)	$21,000	$21,525
QEP Resources, Inc.
6.88%, 3/1/21	31,000	31,620
5.38%, 10/1/22	24,000	23,130
5.25%, 5/1/23	32,000	30,320
Quorum Health Corp.
11.63%, 4/15/23(b)	11,000	9,543
QVC, Inc.
5.13%, 7/2/22	31,000	32,133
4.38%, 3/15/23	53,000	53,185
4.85%, 4/1/24	41,000	41,763
Qwest Corp.
6.75%, 12/1/21	57,000	60,232
Radiate Holdco LLC
6.88%, 2/15/23(a)	21,000	21,315
Range Resources Corp.
5.88%, 7/1/22	15,000	14,775
5.00%, 3/15/23	52,000	48,750
Realogy Group LLC
5.25%, 12/1/21(a)	32,000	31,760
4.88%, 6/1/23(a)(b)	33,000	30,459
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(a)	41,000	43,399
Rent-A-Center, Inc.
6.63%, 11/15/20	26,000	26,000
Resolute Forest Products, Inc.
5.88%, 5/15/23	47,000	47,117
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	16,000	14,400
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	189,945	190,477
5.13%, 7/15/23(a)	98,000	98,142
RHP Hotel Properties L.P.
5.00%, 4/15/21	11,000	11,069
5.00%, 4/15/23	37,000	37,370
Rite Aid Corp.
6.13%, 4/1/23(a)	93,000	76,609
Riverbed Technology, Inc.
8.88%, 3/1/23(a)(b)	16,000	10,560
Rivers Pittsburgh Borrower L.P.
6.13%, 8/15/21(a)	51,000	51,574
Rowan Cos., Inc.
4.88%, 6/1/22	71,000	64,610
4.75%, 1/15/24(b)	47,000	34,780
Sable Permian Resources Land LLC
8.00%, 6/15/20(a)(d)	22,000	18,370
13.00%, 11/30/20(a)(d)	30,000	28,800
7.38%, 11/1/21(a)(d)	45,000	10,350
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	41,000	41,520
5.25%, 11/15/23(a)	68,000	68,680
Sanchez Energy Corp.
6.13%, 1/15/23	62,000	7,130
7.25%, 2/15/23(a)(b)	16,000	13,600
Sanmina Corp.
4.38%, 6/1/19(a)	46,000	46,000
SBA Communications Corp.
4.88%, 7/15/22	60,000	60,522
4.00%, 10/1/22	56,000	55,979
Scientific Games International, Inc.
6.63%, 5/15/21	16,000	16,220
10.00%, 12/1/22	54,000	56,835
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	60,000	62,325
Sealed Air Corp.
6.50%, 12/1/20(a)	41,000	42,435
4.88%, 12/1/22(a)	73,000	75,464
5.25%, 4/1/23(a)	47,000	48,762
Select Medical Corp.
6.38%, 6/1/21	31,000	31,062
SemGroup Corp.
5.63%, 7/15/22	24,000	23,880
Sensata Technologies B.V.
4.88%, 10/15/23(a)	26,000	26,553
SESI LLC
7.13%, 12/15/21	54,000	40,500
Shea Homes L.P.
5.88%, 4/1/23(a)	24,000	23,880
Sinclair Television Group, Inc.
5.38%, 4/1/21	21,000	21,053
6.13%, 10/1/22	33,000	33,495
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	57,000	56,857
4.63%, 5/15/23(a)	51,000	51,510
SM Energy Co.
6.13%, 11/15/22	11,000	10,698
Solera LLC
10.50%, 3/1/24(a)	144,000	155,693
Sonic Automotive, Inc.
5.00%, 5/15/23	24,000	23,700
Sophia L.P.
9.00%, 9/30/23(a)	26,000	26,910
Sotera Health Holdings LLC
6.50%, 5/15/23(a)	16,000	16,080
Sotero Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	16,000	15,920
Southern Star Central Corp.
5.13%, 7/15/22(a)	11,000	11,162
Spectrum Brands, Inc.
6.63%, 11/15/22	15,000	15,338
Springleaf Finance Corp.
8.25%, 12/15/20	82,000	87,637
7.75%, 10/1/21	48,000	51,900
6.13%, 5/15/22	85,000	89,250
5.63%, 3/15/23	53,000	54,524
8.25%, 10/1/23	36,000	40,590
6.13%, 3/15/24	67,000	69,680
Sprint Communications, Inc.
7.00%, 8/15/20	132,000	136,950
11.50%, 11/15/21	50,000	57,057
6.00%, 11/15/22	131,000	133,989
Sprint Corp.
7.25%, 9/15/21	131,000	138,041
7.88%, 9/15/23	259,000	278,425
Standard Industries, Inc.
5.50%, 2/15/23(a)	88,000	89,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Starwood Property Trust, Inc.
3.63%, 2/1/21	$14,000	$13,860
5.00%, 12/15/21	40,000	40,331
Steel Dynamics, Inc.
5.13%, 10/1/21	58,000	58,217
5.25%, 4/15/23	95,000	96,187
Summit Materials LLC
6.13%, 7/15/23	80,000	81,000
Sunoco L.P.
4.88%, 1/15/23, Series WI	32,000	32,327
Symantec Corp.
4.20%, 9/15/20	57,000	57,350
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	16,000	16,360
5.90%, 2/7/29, (5.90% fixed rate until 2/7/24; 5-year U.S. dollar Swap Rate + 3.379% thereafter)(c)	47,000	48,057
T-Mobile USA, Inc.
4.00%, 4/15/22	27,000	27,270
6.00%, 3/1/23	72,000	73,710
6.50%, 1/15/24	56,000	57,960
6.00%, 4/15/24	82,000	85,382
Tapstone Energy LLC
9.75%, 6/1/22(a)	24,000	17,940
Targa Resources Partners L.P.
5.25%, 5/1/23	83,000	83,494
4.25%, 11/15/23	39,000	38,415
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	53,000	52,801
6.63%, 5/15/22	11,000	11,340
5.88%, 4/15/23(a)	11,000	11,303
Teekay Offshore Partners L.P.
8.50%, 7/15/23(a)	41,000	41,156
TEGNA, Inc.
4.88%, 9/15/21(a)	82,000	82,205
6.38%, 10/15/23	41,000	42,128
Tempur Sealy International, Inc.
5.63%, 10/15/23	21,000	21,265
Tenet Healthcare Corp.
4.75%, 6/1/20	24,000	24,240
6.00%, 10/1/20	91,000	93,826
4.50%, 4/1/21	46,000	46,460
4.38%, 10/1/21	66,000	66,832
8.13%, 4/1/22	191,000	200,384
6.75%, 6/15/23	148,000	147,815
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	16,000	15,560
TIBCO Software, Inc.
11.38%, 12/1/21(a)	58,000	61,371
TMX Finance LLC
11.13%, 4/1/23(a)	23,000	21,706
Toll Brothers Finance Corp.
5.88%, 2/15/22	11,000	11,578
4.38%, 4/15/23	37,000	37,821
5.63%, 1/15/24	22,000	23,238
Townsquare Media, Inc.
6.50%, 4/1/23(a)	11,000	10,863
TPC Group, Inc.
8.75%, 12/15/20(a)	58,000	57,275
TransDigm, Inc.
6.00%, 7/15/22	52,000	52,390
Transocean Guardian Ltd.
5.88%, 1/15/24(a)	8,505	8,590
Transocean, Inc.
9.00%, 7/15/23(a)	117,000	120,650
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	75,000	76,632
TRI Pointe Group, Inc.
4.38%, 6/15/19	32,000	31,800
4.88%, 7/1/21	24,000	24,180
Tribune Media Co.
5.88%, 7/15/22	56,000	56,893
Triumph Group, Inc.
4.88%, 4/1/21	36,000	35,460
5.25%, 6/1/22	46,000	44,620
Unit Corp.
6.63%, 5/15/21	46,000	43,470
United Continental Holdings, Inc.
4.25%, 10/1/22	40,000	40,104
5.00%, 2/1/24(b)	48,000	48,840
United Rentals North America, Inc.
4.63%, 7/15/23	52,000	53,105
Uniti Group L.P.
6.00%, 4/15/23(a)	16,000	15,000
8.25%, 10/15/23	62,000	55,606
Univar USA, Inc.
6.75%, 7/15/23(a)	24,000	24,420
Univision Communications, Inc.
6.75%, 9/15/22(a)	11,000	11,165
5.13%, 5/15/23(a)	90,000	85,500
Urban One, Inc.
7.38%, 4/15/22(a)	11,000	10,863
VeriSign, Inc.
4.63%, 5/1/23	57,000	57,695
Veritas US, Inc.
10.50%, 2/1/24(a)	200,000	167,904
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	11,000	10,711
VFH Parent LLC
6.75%, 6/15/22(a)	52,000	53,708
VICI Properties 1 LLC
8.00%, 10/15/23	34,000	37,060
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	21,000	15,068
9.75%, 4/15/23(a)	14,000	10,290
Vista Outdoor, Inc.
5.88%, 10/1/23(b)	28,000	26,496
Vistra Energy Corp.
5.88%, 6/1/23	21,000	21,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Voya Financial, Inc.
5.65%, 5/15/53, (5.65% fixed rate until 5/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.58% thereafter)(c)	$54,000	$54,768
Voyager Aviation Holdings LLC
8.50%, 8/15/21(a)(b)	21,000	21,525
W/S Packaging Holdings, Inc.
9.00%, 4/15/23(a)	28,000	30,240
Watco Cos. LLC
6.38%, 4/1/23(a)	16,000	16,240
Weatherford International Ltd.
5.13%, 9/15/20	11,000	5,418
7.75%, 6/15/21	54,000	27,000
4.50%, 4/15/22	26,000	12,675
8.25%, 6/15/23	56,000	28,000
WESCO Distribution, Inc.
5.38%, 12/15/21	57,000	57,570
WEX, Inc.
4.75%, 2/1/23(a)	16,000	16,000
Whiting Petroleum Corp.
5.75%, 3/15/21	103,000	102,207
6.25%, 4/1/23	41,000	39,821
William Lyon Homes, Inc.
7.00%, 8/15/22	41,000	41,103
6.00%, 9/1/23	47,000	46,765
Williams Scotsman International, Inc.
6.88%, 8/15/23(a)	11,000	11,028
WMG Acquisition Corp.
5.00%, 8/1/23(a)	16,000	16,260
WPX Energy, Inc.
6.00%, 1/15/22	58,000	59,143
8.25%, 8/1/23	57,000	63,127
WR Grace & Co-Conn
5.13%, 10/1/21(a)	47,000	47,808
Wyndham Destinations, Inc.
4.25%, 3/1/22	105,000	104,664
3.90%, 3/1/23	51,000	49,948
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	41,000	40,385
Xerox Corp.
4.50%, 5/15/21	131,000	132,783
4.13%, 3/15/23	94,000	93,295
XPO Logistics, Inc.
6.50%, 6/15/22(a)	90,000	91,732
6.13%, 9/1/23(a)	31,000	31,277
York Risk Services Holding Corp.
8.50%, 10/1/22(a)(b)	11,000	9,158
Yum! Brands, Inc.
5.30%, 9/15/19	11,000	11,069
3.88%, 11/1/20	24,000	24,060
3.75%, 11/1/21	41,000	41,000
3.88%, 11/1/23	58,000	58,145
Zayo Group LLC
6.00%, 4/1/23	115,000	118,450
Zekelman Industries, Inc.
9.88%, 6/15/23(a)	21,000	22,103

TOTAL CORPORATE BONDS (Cost: $30,147,204)		29,668,155

FOREIGN CORPORATE BONDS - 10.4%

Australia - 0.6%
Barminco Finance Pty Ltd.
6.63%, 5/15/22(a)	11,000	11,275
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	52,000	52,325
5.13%, 3/15/23(a)(b)	41,000	41,513
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)	20,000	20,375
7.88%, 10/15/21(a)	68,000	69,615

Total Australia		195,103

Canada - 4.0%
1011778 BC ULC
4.63%, 1/15/22(a)	57,000	57,142
Air Canada
7.75%, 4/15/21(a)	24,000	25,675
Athabasca Oil Corp.
9.88%, 2/24/22(a)	21,000	19,845
Baytex Energy Corp.
5.13%, 6/1/21(a)	11,000	10,918
Bombardier, Inc.
8.75%, 12/1/21(a)	67,000	72,598
5.75%, 3/15/22(a)	31,000	30,939
6.00%, 10/15/22(a)	96,000	94,051
6.13%, 1/15/23(a)	92,000	89,672
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	27,000	26,966
6.13%, 7/1/22(a)	53,000	53,530
Canbriam Energy, Inc.
9.75%, 11/15/19(a)	24,000	23,700
Cascades, Inc.
5.50%, 7/15/22(a)	46,000	46,115
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	24,000	23,520
Eldorado Gold Corp.
6.13%, 12/15/20(a)	47,000	47,038
Ensign Drilling, Inc.
9.25%, 4/15/24(a)	51,000	48,896
GFL Environmental, Inc.
5.63%, 5/1/22(a)	41,000	40,897
5.38%, 3/1/23(a)	11,000	10,780
goeasy Ltd.
7.88%, 11/1/22(a)	31,000	32,283
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	35,000	35,394
Kissner Holdings L.P.
8.38%, 12/1/22(a)	13,000	13,553
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23(a)	56,000	48,580
MEG Energy Corp.
6.38%, 1/30/23(a)	42,000	37,222
7.00%, 3/31/24(a)	67,000	60,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

Investments	Principal Amount	Value
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	$36,000	$36,045
New Gold, Inc.
6.25%, 11/15/22(a)	21,000	17,955
Norbord, Inc.
6.25%, 4/15/23(a)	15,000	15,741
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	56,000	54,670
Open Text Corp.
5.63%, 1/15/23(a)	99,000	100,744
Quebecor Media, Inc.
5.75%, 1/15/23	52,000	54,519
Reliance Intermediate Holdings L.P.
6.50%, 4/1/23(a)	11,000	11,303
Seven Generations Energy Ltd.
6.75%, 5/1/23(a)	16,000	16,160
6.88%, 6/30/23(a)	13,000	13,163
Taseko Mines Ltd.
8.75%, 6/15/22(a)	29,000	27,768
Teine Energy Ltd.
6.88%, 9/30/22(a)	35,000	35,438
Tervita Escrow Corp.
7.63%, 12/1/21(a)	19,000	19,143
Videotron Ltd.
5.00%, 7/15/22	41,000	42,486
Xplornet Communications, Inc.
9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	11,726	12,195

Total Canada		1,406,776

Finland - 0.2%
Nokia Oyj
3.38%, 6/12/22	57,000	56,857

Germany - 1.1%
Deutsche Bank AG
4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	210,000	187,166
IHO Verwaltungs GmbH
4.50%, 9/15/23, Toggle PIK (4.50% Cash or 5.25% PIK)(a)	200,000	205,150

Total Germany		392,316

Ireland - 0.6%
Ardagh Packaging Finance PLC
4.63%, 5/15/23(a)	200,000	200,250

Italy - 0.1%
Telecom Italia Capital S.A.
7.18%, 6/18/19	41,000	41,154

Luxembourg - 2.0%
Altice Financing S.A.
6.63%, 2/15/23(a)	200,000	203,500
Altice Luxembourg S.A.
7.75%, 5/15/22(a)	200,000	204,000
Intelsat Connect Finance S.A.
9.50%, 2/15/23(a)	87,000	76,342
Intelsat Jackson Holdings S.A.
9.50%, 9/30/22(a)	34,000	39,440
5.50%, 8/1/23	113,000	101,700
Intelsat Luxembourg S.A.
8.13%, 6/1/23(b)	107,000	77,865

Total Luxembourg		702,847

New Zealand - 0.2%
Trilogy International Partners LLC
8.88%, 5/1/22(a)	53,000	51,675

Spain - 0.6%
Cirsa Finance International SARL
7.88%, 12/20/23(a)	200,000	208,082

United Kingdom - 1.0%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	31,000	32,434
Avon Products, Inc.
6.60%, 3/15/20	21,000	21,525
7.00%, 3/15/23	29,000	29,499
Inmarsat Finance PLC
4.88%, 5/15/22(a)	132,000	133,412
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	150,000	146,062

Total United Kingdom		362,932

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,634,299)		3,617,992

	Shares
COMMON STOCKS - 0.0%

United States - 0.0%
Jones Energy II, Inc.* (Cost: $4,992)	487	4,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2019

	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(f) (Cost: $1,565,143)(g)	1,565,143	$1,565,143

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $35,351,638)		34,856,282
Other Assets less Liabilities - (0.2)%		(78,622)

NET ASSETS - 100.0%		$34,777,660

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $21,598, which represents 0.06% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2019 (See Note 2).
(c)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(d)	Security in default on interest payments.
(e)

Represents an escrow position received in exchange for a defaulted bond as part of a bankruptcy reorganization. The coupon rate and maturity date shown reflects the terms of the exchanged defaulted bond. The escrow position does not pay coupons and it does not mature but does entitle the holder to any potential future payments of cash, common stock, or other consideration resulting from the bankruptcy reorganization.

(f)	Rate shown represents annualized 7-day yield as of May 31, 2019.
(g)

At May 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,505,791 and the total market value of the collateral held by the Fund was $1,565,143.

PIK	-	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	53	9/30/19	$(6,220,461)	$(48,458)
U.S. Treasury Ultra Long Term Bond	24	9/19/19	(4,218,750)	(127,500)
Ultra 10 Year U.S. Treasury Note	178	9/19/19	(24,305,344)	(367,732)

			$(34,744,555)	$(543,690)

†	As of May 31, 2019, cash collateral posted by the Fund with the broker for futures contracts was $978,149.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 30.6%

Federal Home Loan Bank - 0.1%
Federal Home Loan Bank
5.50%, 7/15/36	$20,000	$27,625

Federal Home Loan Mortgage Corporation - 9.3%
1.63%, 9/29/20	32,000	31,821
4.00%, 3/1/24	33,105	34,228
3.00%, 8/1/29	41,111	41,818
2.50%, 9/1/29	31,611	31,685
6.75%, 9/15/29, Series GDIF	16,000	22,302
2.50%, 2/1/30	28,282	28,349
2.50%, 4/1/30	21,042	21,170
3.00%, 6/1/30	42,661	43,329
3.00%, 12/1/30	39,894	40,520
2.50%, 11/1/31	72,319	72,489
2.50%, 11/1/32	41,261	41,317
3.00%, 1/1/33	41,907	42,547
3.50%, 2/1/33	19,820	20,388
3.50%, 9/1/33	28,226	29,036
5.00%, 9/1/35	80,740	87,182
3.00%, 9/1/36	57,928	58,792
3.50%, 4/1/37	25,366	26,119
5.50%, 12/1/38	70,802	77,129
4.00%, 2/1/41	167,379	175,655
4.50%, 5/1/41	80,978	86,792
3.00%, 4/1/43	85,912	86,770
3.50%, 7/1/43	41,359	42,523
3.00%, 8/1/43	38,277	38,660
4.00%, 12/1/43	32,025	33,310
3.00%, 1/1/44	127,498	128,771
3.50%, 1/1/44	77,748	79,866
4.50%, 4/1/44	28,893	30,545
3.50%, 9/1/45	51,878	53,149
3.50%, 12/1/45	52,692	53,983
3.50%, 5/1/46	33,326	34,129
3.50%, 8/1/46	74,522	77,149
4.00%, 9/1/46	33,714	34,997
3.00%, 10/1/46	58,320	58,865
3.00%, 11/1/46	103,984	104,967
3.50%, 2/1/47	83,397	85,362
4.00%, 2/1/47	60,772	63,084
3.00%, 3/1/47	42,834	43,175
4.50%, 3/1/47	18,825	19,775
4.50%, 5/1/47	23,855	25,060
4.00%, 7/1/47	66,278	68,842
4.50%, 8/1/47	18,335	19,260
3.50%, 9/1/47	87,720	89,787
4.00%, 1/1/48	44,108	45,799

Total Federal Home Loan Mortgage Corporation		2,330,496

Federal National Mortgage Association - 12.9%
2.63%, 9/6/24	51,000	52,506
2.13%, 4/24/26	64,000	63,851
4.00%, 7/1/26	10,337	10,685
3.50%, 12/1/26	13,817	14,205
3.50%, 1/1/27	19,460	20,007
3.00%, 11/1/28	18,160	18,455
2.50%, 4/1/30	27,248	27,295
2.50%, 5/1/31	44,890	44,967
2.50%, 9/1/31	32,121	32,176
4.00%, 11/1/31	31,825	33,206
2.50%, 12/1/31	45,088	45,242
3.00%, 6/1/32	23,160	23,516
2.50%, 1/1/33	25,592	25,612
6.00%, 4/1/33	34,111	38,292
2.00%, 6/1/34(a)	25,000	24,520
3.00%, 6/1/34(a)	25,000	25,359
3.50%, 6/1/34(a)	25,000	25,682
3.50%, 8/1/34	43,940	45,471
4.00%, 8/1/34	10,700	11,224
6.00%, 8/1/34	23,348	26,214
4.00%, 10/1/35	45,317	47,676
3.50%, 1/1/36	25,772	26,528
3.00%, 11/1/36	38,947	39,528
3.00%, 3/1/38	36,904	37,430
4.50%, 11/1/39	87,132	93,072
4.50%, 2/1/41	33,625	35,969
4.00%, 2/1/42	123,622	130,043
3.50%, 6/1/42	102,960	106,065
3.00%, 1/1/43	106,912	107,908
3.00%, 4/1/43	142,789	144,118
4.00%, 6/1/43	12,661	13,180
3.50%, 7/1/43	173,391	180,103
3.00%, 9/1/43	109,849	110,906
4.00%, 9/1/43	120,385	126,518
4.00%, 11/1/43	27,204	28,285
4.50%, 5/1/44	21,481	22,701
5.00%, 6/1/44	61,051	65,746
4.00%, 9/1/44	26,322	27,334
4.00%, 10/1/44	29,650	30,790
4.00%, 1/1/45	93,120	96,688
3.50%, 3/1/46	59,356	60,712
3.50%, 4/1/46	31,456	32,197
3.50%, 5/1/46	34,908	35,726
4.00%, 7/1/46	97,475	101,119
3.00%, 9/1/46	120,195	121,269
3.00%, 10/1/46	122,726	123,819
4.00%, 10/1/46	36,178	37,530
2.50%, 11/1/46	21,695	21,354
3.00%, 11/1/46	39,479	39,847
3.50%, 11/1/46	79,381	81,271
4.00%, 3/1/47	47,000	48,753
4.00%, 4/1/47	64,903	67,324
3.50%, 5/1/47	80,607	82,448
3.50%, 9/1/47	22,090	22,595
3.50%, 10/1/47	36,029	36,853
3.50%, 11/1/47	27,299	27,924
4.50%, 11/1/47	59,702	62,667
4.50%, 12/1/47	72,070	75,642
5.00%, 8/1/48	54,172	57,174

Total Federal National Mortgage Association		3,215,297

Government National Mortgage Association - 8.2%
3.00%, 2/20/32	46,035	46,954
3.00%, 5/20/42	71,897	73,089
3.50%, 6/20/42	88,590	91,467
3.00%, 12/20/42	79,967	81,293
3.50%, 3/20/43	62,037	63,964
3.50%, 4/20/43	66,235	68,326
4.50%, 6/20/43	35,749	37,959
3.00%, 4/20/44	23,616	24,008
5.00%, 8/20/44	39,010	41,758
3.50%, 9/20/44	84,749	87,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
4.00%, 12/20/44	$67,895	$71,186
4.50%, 12/20/44	56,761	60,033
3.50%, 7/20/45	37,113	38,227
3.50%, 9/20/45	34,528	35,564
3.00%, 12/20/45	59,832	60,824
4.00%, 12/20/45	27,411	28,738
3.00%, 4/20/46	21,797	22,158
3.00%, 5/20/46	19,961	20,298
4.00%, 8/20/46	18,030	18,810
3.00%, 12/15/46	92,743	94,224
4.00%, 12/20/46	19,975	20,847
4.00%, 1/20/47	30,533	31,810
3.50%, 2/20/47	91,084	93,808
3.50%, 8/20/47	64,420	66,294
4.00%, 8/20/47	77,350	80,300
3.50%, 9/20/47	86,731	89,244
4.00%, 11/20/47	65,752	68,200
4.50%, 12/20/47	56,123	58,806
3.50%, 1/20/48	68,081	70,076
4.00%, 1/20/48	63,816	66,178
4.00%, 5/20/48	90,633	93,919
4.00%, 6/20/48	91,112	94,406
5.00%, 6/20/48	38,235	40,044
4.50%, 7/20/48	86,686	90,437
3.50%, 6/1/49(a)	25,000	25,714

Total Government National Mortgage Association		2,056,309

Tennessee Valley Authority - 0.1%
Tennessee Valley Authority
5.25%, 9/15/39	19,000	25,244

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,523,434)		7,654,971

U.S. GOVERNMENT OBLIGATIONS - 35.1%

U.S. Treasury Bonds - 8.2%
U.S. Treasury Bond
6.88%, 8/15/25	65,000	83,326
6.75%, 8/15/26	58,000	76,161
6.50%, 11/15/26	60,000	78,345
5.25%, 11/15/28	53,000	67,059
5.25%, 2/15/29	16,000	20,338
6.25%, 5/15/30	32,000	44,702
5.38%, 2/15/31	33,500	44,511
4.50%, 5/15/38	39,000	51,786
4.25%, 5/15/39	63,000	81,483
4.75%, 2/15/41	23,000	31,851
4.38%, 5/15/41	14,000	18,505
3.75%, 8/15/41	51,000	61,956
3.13%, 11/15/41	32,000	35,423
3.00%, 5/15/42	37,000	40,080
3.13%, 2/15/43	16,000	17,661
2.88%, 5/15/43	53,000	56,102
3.63%, 8/15/43	50,100	59,870
3.75%, 11/15/43	76,000	92,631
3.63%, 2/15/44	65,000	77,764
3.38%, 5/15/44	83,000	95,512
3.13%, 8/15/44	51,000	56,331
2.50%, 2/15/45	83,000	81,872
3.00%, 5/15/45	46,000	49,822
2.88%, 8/15/45	76,000	80,435
3.00%, 11/15/45	85,000	92,135
2.50%, 2/15/46	106,000	104,414
2.50%, 5/15/46	111,000	109,270
2.25%, 8/15/46	14,000	13,092
3.00%, 5/15/47	81,000	87,831
2.75%, 8/15/47	44,000	45,454
2.75%, 11/15/47	32,000	33,050
3.13%, 5/15/48	69,000	76,573
3.00%, 8/15/48	71,000	77,011

Total U.S. Treasury Bonds		2,042,356

U.S. Treasury Notes - 26.9%
U.S. Treasury Note
1.63%, 6/30/20	67,000	66,581
1.50%, 7/15/20	67,000	66,492
1.63%, 7/31/20	32,000	31,797
1.38%, 9/30/20	99,000	98,058
2.00%, 9/30/20	99,000	98,863
2.75%, 9/30/20	99,000	99,837
1.63%, 10/15/20	67,000	66,594
2.63%, 11/15/20	134,000	135,097
2.00%, 11/30/20	32,000	31,981
1.88%, 12/15/20	201,000	200,505
1.38%, 1/31/21	67,000	66,301
1.13%, 2/28/21	201,000	198,001
1.25%, 3/31/21	469,000	462,890
3.13%, 5/15/21	166,000	169,657
1.38%, 5/31/21	99,000	97,880
2.13%, 8/15/21	150,600	151,209
1.25%, 10/31/21	134,000	131,896
2.00%, 11/15/21	99,000	99,215
1.75%, 11/30/21	166,000	165,319
2.00%, 12/31/21	134,000	134,361
1.88%, 1/31/22	67,000	66,927
1.88%, 2/28/22	134,000	133,864
1.88%, 3/31/22	90,000	89,965
1.88%, 4/30/22	134,000	133,874
1.75%, 5/15/22	83,000	82,629
1.75%, 5/31/22	134,000	133,398
1.88%, 10/31/22	83,000	82,912
2.00%, 10/31/22	90,000	90,271
1.63%, 11/15/22	136,000	134,717
2.00%, 11/30/22	148,000	148,439
2.13%, 12/31/22	106,000	106,799
1.50%, 2/28/23	32,000	31,521
1.50%, 3/31/23	99,000	97,496
1.75%, 5/15/23	99,000	98,358
1.38%, 6/30/23	32,000	31,307
2.50%, 8/15/23	67,000	68,547
1.38%, 8/31/23	30,000	29,323
1.38%, 9/30/23	233,000	227,557
1.63%, 10/31/23	319,000	314,801
2.75%, 11/15/23	51,000	52,758
2.13%, 11/30/23	166,000	167,346
2.13%, 2/29/24	185,000	186,532
2.13%, 3/31/24	67,000	67,564
2.50%, 5/15/24	16,000	16,417
2.00%, 5/31/24	67,000	67,232
2.00%, 6/30/24	67,000	67,165
2.38%, 8/15/24	69,000	70,415
1.88%, 8/31/24	67,000	66,750
2.13%, 9/30/24	99,000	99,814
2.25%, 10/31/24	32,000	32,471
2.25%, 11/15/24	95,000	96,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
2.00%, 2/15/25	$166,000	$166,175
2.13%, 5/15/25	67,000	67,476
2.00%, 8/15/25	67,000	66,986
2.25%, 11/15/25	125,000	126,748
1.50%, 8/15/26	83,000	79,985
2.00%, 11/15/26	90,000	89,689
2.25%, 2/15/27	67,000	67,895
2.38%, 5/15/27	95,000	97,112
2.25%, 8/15/27	67,000	67,811
2.25%, 11/15/27	67,000	67,762
2.75%, 2/15/28	23,000	24,164
2.88%, 8/15/28	136,000	144,439

Total U.S. Treasury Notes		6,732,303

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,427,497)		8,774,659

CORPORATE BONDS - 23.0%

United States - 23.0%
3M Co.
2.88%, 10/15/27	28,000	27,842
Abbott Laboratories
3.88%, 9/15/25	14,000	14,804
4.75%, 11/30/36	19,000	21,612
AbbVie, Inc.
3.60%, 5/14/25	14,000	14,274
AEP Texas, Inc.
3.80%, 10/1/47	33,000	32,879
Air Lease Corp.
3.63%, 4/1/27	14,000	13,611
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/20	14,000	14,000
Allergan Funding SCS
3.80%, 3/15/25	5,000	5,036
4.85%, 6/15/44	4,000	3,921
Allstate Corp. (The)
4.20%, 12/15/46	19,000	20,381
Altria Group, Inc.
2.85%, 8/9/22	18,000	17,987
Amazon.com, Inc.
2.50%, 11/29/22	14,000	14,078
4.05%, 8/22/47	9,000	9,784
American Express Co.
2.50%, 8/1/22	5,000	4,977
3.00%, 10/30/24	18,000	18,103
American Express Credit Corp.
2.70%, 3/3/22	14,000	14,062
American International Group, Inc.
4.88%, 6/1/22	20,000	21,228
3.75%, 7/10/25	14,000	14,335
4.50%, 7/16/44	19,000	19,202
American Tower Corp.
3.55%, 7/15/27	28,000	28,009
American Water Capital Corp.
3.40%, 3/1/25	30,000	30,874
4.00%, 12/1/46	16,000	16,017
Amgen, Inc.
4.66%, 6/15/51	31,000	32,126
Anthem, Inc.
3.50%, 8/15/24	4,000	4,093
5.85%, 1/15/36	14,000	16,395
4.65%, 1/15/43	19,000	19,794
Apache Corp.
4.25%, 1/15/44	4,000	3,589
Apple, Inc.
1.80%, 5/11/20	32,000	31,821
3.45%, 5/6/24	28,000	28,981
4.65%, 2/23/46	14,000	15,907
AT&T, Inc.
3.00%, 2/15/22	9,000	9,076
3.00%, 6/30/22	5,000	5,040
4.30%, 2/15/30	14,000	14,485
4.50%, 5/15/35	5,000	5,046
4.80%, 6/15/44	5,000	5,009
4.35%, 6/15/45	14,000	13,340
5.45%, 3/1/47	33,000	36,300
5.70%, 3/1/57	18,000	20,211
Bank of America Corp.
5.70%, 1/24/22	9,000	9,705
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	25,000	25,107
3.88%, 8/1/25	4,000	4,182
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	32,000	32,016
4.45%, 3/3/26	19,000	20,039
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(b)	14,000	14,285
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(b)	5,000	5,053
4.88%, 4/1/44	14,000	15,908
Bayer US Finance II LLC
2.75%, 7/15/21(c)	14,000	13,942
BB&T Corp.
2.05%, 5/10/21	37,000	36,639
2.85%, 10/26/24	14,000	14,160
Berkshire Hathaway, Inc.
2.75%, 3/15/23	9,000	9,088
3.13%, 3/15/26	32,000	32,531
Biogen, Inc.
5.20%, 9/15/45	19,000	21,164
Boeing Co. (The)
5.88%, 2/15/40	4,000	5,122
BorgWarner, Inc.
4.38%, 3/15/45	4,000	3,883
Boston Properties L.P.
3.85%, 2/1/23	30,000	31,121
BP Capital Markets America, Inc.
3.12%, 5/4/26	28,000	28,083
Broadcom Corp.
3.00%, 1/15/22	32,000	31,828
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	20,500	20,643
4.55%, 9/1/44	18,000	20,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
Capital One Financial Corp.
3.75%, 3/9/27	$23,000	$23,019
Cardinal Health, Inc.
3.41%, 6/15/27	14,000	13,559
Caterpillar Financial Services Corp.
1.70%, 8/9/21	7,000	6,889
Caterpillar, Inc.
3.80%, 8/15/42	4,000	4,134
CBS Corp.
7.88%, 7/30/30	23,000	30,521
Celgene Corp.
3.88%, 8/15/25	5,000	5,257
4.55%, 2/20/48	14,000	15,243
Charter Communications Operating LLC
4.46%, 7/23/22	14,000	14,515
6.38%, 10/23/35	32,000	35,887
6.48%, 10/23/45	14,000	15,804
Chevron Corp.
2.50%, 3/3/22	51,000	51,178
Cigna Holding Co.
3.25%, 4/15/25	33,000	33,148
Citigroup, Inc.
2.65%, 10/26/20	21,000	21,045
4.40%, 6/10/25	39,000	40,973
4.45%, 9/29/27	23,000	24,072
5.30%, 5/6/44	14,000	16,080
Clorox Co. (The)
3.10%, 10/1/27	51,000	51,077
CME Group, Inc.
3.00%, 9/15/22	33,000	33,654
Coca-Cola Co. (The)
3.20%, 11/1/23	14,000	14,504
Comcast Corp.
3.15%, 3/1/26	4,000	4,060
2.35%, 1/15/27	9,000	8,599
7.05%, 3/15/33	7,000	9,474
3.90%, 3/1/38	14,000	14,288
4.05%, 11/1/52	14,000	13,988
Concho Resources, Inc.
3.75%, 10/1/27	18,000	18,262
ConocoPhillips
6.50%, 2/1/39	32,000	43,511
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/54	14,000	15,508
Costco Wholesale Corp.
2.30%, 5/18/22	28,000	28,022
3.00%, 5/18/27	19,000	19,389
Coventry Health Care, Inc.
5.45%, 6/15/21	18,000	18,852
Crown Castle International Corp.
4.88%, 4/15/22	14,000	14,810
CSX Corp.
3.25%, 6/1/27	23,000	23,133
4.50%, 8/1/54	9,000	9,422
CVS Health Corp.
3.38%, 8/12/24	34,000	34,440
5.05%, 3/25/48	14,000	14,262
Dell International LLC
6.02%, 6/15/26(c)	32,000	34,607
Discovery Communications LLC
3.80%, 3/13/24	28,000	28,840
Dominion Energy, Inc.
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(b)	14,000	14,304
Dow Chemical Co. (The)
4.25%, 11/15/20	19,000	19,363
4.38%, 11/15/42	9,000	8,612
Duke Energy Corp.
3.75%, 4/15/24	28,000	29,164
3.15%, 8/15/27	32,000	31,836
Duke Energy Florida LLC
6.40%, 6/15/38	16,500	22,829
Duke Energy Indiana LLC
6.45%, 4/1/39	14,000	19,490
DXC Technology Co.
4.75%, 4/15/27	9,000	9,472
Eaton Corp.
2.75%, 11/2/22	28,000	28,068
eBay, Inc.
3.80%, 3/9/22	28,000	28,743
Ecolab, Inc.
5.50%, 12/8/41	4,000	5,059
Eli Lilly & Co.
2.35%, 5/15/22	4,000	4,000
Energy Transfer Partners L.P.
4.50%, 11/1/23	20,000	20,891
Enterprise Products Operating LLC
5.25%, 1/31/20	7,000	7,113
3.35%, 3/15/23	19,000	19,325
4.45%, 2/15/43	14,000	14,125
Exelon Corp.
4.45%, 4/15/46	46,000	47,901
Exelon Generation Co. LLC
6.25%, 10/1/39	7,000	8,172
Express Scripts Holding Co.
4.80%, 7/15/46	18,000	18,018
FedEx Corp.
4.10%, 4/15/43	19,000	17,718
4.55%, 4/1/46	9,000	8,914
Fidelity National Information Services, Inc.
5.00%, 10/15/25	14,000	15,467
Fiserv, Inc.
3.85%, 6/1/25	19,000	19,778
Florida Power & Light Co.
5.96%, 4/1/39	14,000	18,657
Ford Motor Co.
4.75%, 1/15/43	6,000	4,972
FS KKR Capital Corp.
4.25%, 1/15/20	19,000	19,071
General Electric Co.
3.10%, 1/9/23	14,000	13,997
4.50%, 3/11/44	5,000	4,697
General Motors Co.
5.15%, 4/1/38	19,000	17,464
General Motors Financial Co., Inc.
3.70%, 11/24/20	18,000	18,151
3.45%, 1/14/22	32,000	32,058
4.30%, 7/13/25	16,000	16,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
George Washington University (The)
4.13%, 9/15/48, Series 2018	$14,000	$15,604
Gilead Sciences, Inc.
4.50%, 4/1/21	9,000	9,298
3.65%, 3/1/26	14,000	14,527
5.65%, 12/1/41	18,000	21,525
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	5,000	4,952
3.00%, 4/26/22	14,000	14,052
4.00%, 3/3/24	5,000	5,209
3.50%, 1/23/25	5,000	5,066
4.25%, 10/21/25	19,000	19,694
3.50%, 11/16/26	37,000	37,105
3.85%, 1/26/27	5,000	5,111
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)	28,000	29,120
6.13%, 2/15/33	2,000	2,504
6.45%, 5/1/36	19,000	23,077
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(b)	5,000	4,947
Halliburton Co.
4.75%, 8/1/43	19,000	19,324
HCP, Inc.
2.63%, 2/1/20	14,000	13,985
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	19,000	20,770
Home Depot, Inc. (The)
2.63%, 6/1/22	28,000	28,220
5.88%, 12/16/36	19,000	24,571
3.90%, 6/15/47	4,000	4,135
Honeywell International, Inc.
4.25%, 3/1/21	14,000	14,457
Humana, Inc.
4.95%, 10/1/44	14,000	14,622
Intel Corp.
3.15%, 5/11/27	19,000	19,377
Intercontinental Exchange, Inc.
2.75%, 12/1/20	14,000	14,037
International Lease Finance Corp.
8.25%, 12/15/20	19,000	20,482
5.88%, 8/15/22	19,000	20,551
International Paper Co.
3.00%, 2/15/27	14,000	13,551
4.35%, 8/15/48	19,000	17,607
Invesco Finance PLC
5.38%, 11/30/43	4,000	4,503
Johnson & Johnson
3.38%, 12/5/23	9,000	9,442
Johnson Controls International PLC
3.63%, 7/2/24(b)	14,000	14,470
6.00%, 1/15/36	15,000	17,869
JPMorgan Chase & Co.
2.30%, 8/15/21	21,000	20,899
4.50%, 1/24/22	23,000	24,095
3.25%, 9/23/22	9,000	9,170
3.88%, 9/10/24	14,000	14,555
3.90%, 7/15/25	32,000	33,583
3.30%, 4/1/26	9,000	9,115
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(b)	5,000	5,044
5.63%, 8/16/43	14,000	17,203
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(b)	14,000	14,340
Kellogg Co.
4.00%, 12/15/20	14,000	14,297
KeyCorp
5.10%, 3/24/21	90,000	93,944
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	16,000	17,116
Kinder Morgan, Inc.
3.15%, 1/15/23	21,000	21,094
Kraft Heinz Foods Co.
3.50%, 6/6/22	20,000	20,362
4.38%, 6/1/46	19,000	16,705
Kroger Co. (The)
2.65%, 10/15/26	19,000	18,009
4.45%, 2/1/47	4,000	3,755
Laboratory Corp. of America Holdings
3.20%, 2/1/22	14,000	14,181
Lockheed Martin Corp.
2.50%, 11/23/20	14,000	14,024
4.09%, 9/15/52	7,000	7,345
Lowe’s Cos., Inc.
4.05%, 5/3/47	4,000	3,783
LYB International Finance B.V.
4.88%, 3/15/44	4,000	4,009
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	5,000	4,863
Magellan Midstream Partners L.P.
4.20%, 10/3/47	4,000	3,921
Marathon Oil Corp.
6.60%, 10/1/37	7,000	8,419
Marathon Petroleum Corp.
5.13%, 3/1/21	18,000	18,760
4.75%, 9/15/44	4,000	4,076
Marsh & McLennan Cos., Inc.
2.75%, 1/30/22	32,000	32,094
Medtronic, Inc.
4.38%, 3/15/35	32,000	35,619
Merck & Co., Inc.
2.75%, 2/10/25	9,000	9,049
MetLife, Inc.
4.60%, 5/13/46	23,000	25,754
Microsoft Corp.
2.00%, 8/8/23	4,000	3,950
3.50%, 2/12/35	20,000	20,658
4.00%, 2/12/55	19,000	20,571
4.50%, 2/6/57	28,000	32,888
MidAmerican Energy Co.
3.10%, 5/1/27	23,000	23,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
Molson Coors Brewing Co.
2.10%, 7/15/21	$19,000	$18,773
Morgan Stanley
5.50%, 7/28/21	14,000	14,816
7.25%, 4/1/32	16,000	21,745
4.38%, 1/22/47	30,000	32,029
Mosaic Co. (The)
4.88%, 11/15/41	4,000	3,872
Mylan N.V.
3.15%, 6/15/21	14,000	13,932
NIKE, Inc.
2.38%, 11/1/26	14,000	13,747
NiSource, Inc.
4.80%, 2/15/44	16,000	17,219
Noble Energy, Inc.
5.05%, 11/15/44	4,000	4,064
Norfolk Southern Corp.
3.15%, 6/1/27	14,000	14,078
Northrop Grumman Corp.
2.55%, 10/15/22	18,000	17,943
3.25%, 8/1/23	33,000	33,787
3.25%, 1/15/28	19,000	18,988
NVIDIA Corp.
2.20%, 9/16/21	9,000	8,923
Occidental Petroleum Corp.
3.40%, 4/15/26	33,000	33,062
4.63%, 6/15/45	9,000	9,319
Office Properties Income Trust
3.60%, 2/1/20	14,000	14,044
Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	14,000	17,211
Oracle Corp.
3.63%, 7/15/23	14,000	14,576
3.25%, 11/15/27	14,000	14,281
3.80%, 11/15/37	32,000	32,202
4.00%, 7/15/46	14,000	14,087
Owens Corning
4.30%, 7/15/47	9,000	7,596
PepsiCo, Inc.
2.00%, 4/15/21	64,000	63,758
2.38%, 10/6/26	9,000	8,776
3.45%, 10/6/46	14,000	13,819
Pfizer, Inc.
4.00%, 12/15/36	19,000	20,138
7.20%, 3/15/39	16,000	23,809
Philip Morris International, Inc.
4.88%, 11/15/43	31,000	33,987
Phillips 66
4.88%, 11/15/44	4,000	4,368
Plains All American Pipeline L.P.
3.65%, 6/1/22	20,500	20,826
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	33,000	34,436
Procter & Gamble Co. (The)
1.70%, 11/3/21	32,000	31,611
3.10%, 8/15/23	9,000	9,300
2.45%, 11/3/26	9,000	8,882
3.50%, 10/25/47	14,000	14,642
Prudential Financial, Inc.
3.91%, 12/7/47	14,000	14,000
QUALCOMM, Inc.
2.60%, 1/30/23	19,000	18,837
Realty Income Corp.
3.25%, 10/15/22	19,000	19,349
Rockwell Collins, Inc.
3.20%, 3/15/24	14,000	14,173
4.80%, 12/15/43	4,000	4,364
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	23,000	28,428
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	5,000	5,474
Santander Holdings USA, Inc.
2.65%, 4/17/20	41,000	40,978
4.40%, 7/13/27	42,000	42,742
Schlumberger Investment S.A.
3.65%, 12/1/23	9,000	9,361
Seagate HDD Cayman
4.25%, 3/1/22(d)	19,000	19,026
Sempra Energy
2.85%, 11/15/20	18,000	18,050
6.00%, 10/15/39	14,000	16,870
Sherwin-Williams Co. (The)
2.75%, 6/1/22	18,000	17,970
3.45%, 6/1/27	5,000	4,989
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	18,000	17,856
Simon Property Group L.P.
4.38%, 3/1/21	14,000	14,386
3.38%, 12/1/27	28,000	28,606
SITE Centers Corp.
4.70%, 6/1/27	18,000	19,014
Southern California Edison Co.
4.65%, 10/1/43	16,000	16,538
Southern Co. (The)
2.35%, 7/1/21	60,000	59,649
3.25%, 7/1/26	32,000	31,999
Starbucks Corp.
3.85%, 10/1/23	28,000	29,373
State Street Corp.
2.65%, 5/19/26	28,000	27,821
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	28,000	27,914
SunTrust Banks, Inc.
2.70%, 1/27/22	20,000	20,065
Synchrony Financial
4.25%, 8/15/24	4,000	4,086
4.50%, 7/23/25	14,000	14,332
Target Corp.
3.90%, 11/15/47	9,000	9,220
TD Ameritrade Holding Corp.
3.30%, 4/1/27	14,000	14,253
Texas Instruments, Inc.
2.75%, 3/12/21	19,000	19,164
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	42,000	43,301
2.95%, 9/19/26	9,000	8,884
Time Warner Cable LLC
7.30%, 7/1/38	9,000	10,607
6.75%, 6/15/39	4,500	5,082
4.50%, 9/15/42	9,000	7,988
TJX Cos., Inc. (The)
2.25%, 9/15/26	9,000	8,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
Toyota Motor Credit Corp.
2.60%, 1/11/22	$28,000	$28,098
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	14,000	17,774
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	32,000	32,079
3.00%, 2/13/26	19,000	19,278
Tyson Foods, Inc.
2.25%, 8/23/21	32,000	31,717
3.95%, 8/15/24	18,000	18,832
U.S. Bancorp
3.70%, 1/30/24	28,000	29,410
United Technologies Corp.
2.80%, 5/4/24	9,000	9,001
2.65%, 11/1/26	32,000	31,300
4.50%, 6/1/42	19,000	20,174
UnitedHealth Group, Inc.
2.75%, 2/15/23	20,000	20,103
3.85%, 6/15/28	28,000	29,641
4.25%, 3/15/43	4,000	4,220
Ventas Realty L.P.
4.38%, 2/1/45	28,000	28,233
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	33,000	33,267
Verizon Communications, Inc.
4.02%, 12/3/29(c)	26,000	27,485
5.25%, 3/16/37	19,000	21,845
4.81%, 3/15/39	5,000	5,460
5.50%, 3/16/47	14,000	16,956
4.67%, 3/15/55	5,000	5,331
Viacom, Inc.
4.38%, 3/15/43	4,000	3,727
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	9,000	9,367
Visa, Inc.
4.15%, 12/14/35	23,000	25,210
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	19,000	19,474
Walmart, Inc.
5.88%, 4/5/27	24,000	29,174
3.63%, 12/15/47	19,000	19,400
Walt Disney Co. (The)
6.65%, 11/15/37(c)	11,000	15,321
Warner Media LLC
6.25%, 3/29/41	9,000	10,646
Waste Management, Inc.
3.90%, 3/1/35	14,000	14,479
4.10%, 3/1/45	9,000	9,433
Wells Fargo & Co.
2.55%, 12/7/20	65,000	65,044
3.00%, 1/22/21	7,000	7,055
3.50%, 3/8/22	7,000	7,156
3.07%, 1/24/23	67,000	67,490
4.13%, 8/15/23	1,000	1,045
3.00%, 2/19/25	2,000	2,002
4.30%, 7/22/27	2,000	2,100
4.90%, 11/17/45	14,000	15,447
Welltower, Inc.
5.25%, 1/15/22	19,000	20,164
Weyerhaeuser Co.
7.38%, 3/15/32	9,000	12,252
Williams Cos., Inc. (The)
5.25%, 3/15/20	4,000	4,078
4.90%, 1/15/45	9,000	8,996
Zoetis, Inc.
3.00%, 9/12/27	9,000	8,871

TOTAL CORPORATE BONDS (Cost: $5,589,724)		5,745,065

FOREIGN CORPORATE BONDS - 3.9%

Belgium - 0.1%
Anheuser-Busch Cos. LLC
4.90%, 2/1/46	28,000	29,020

Canada - 1.2%
Bank of Montreal
1.90%, 8/27/21	18,000	17,790
Bank of Nova Scotia (The)
2.45%, 9/19/22	33,000	33,075
Barrick Gold Corp.
5.25%, 4/1/42	9,000	9,588
Cenovus Energy, Inc.
6.75%, 11/15/39	19,000	21,252
Manulife Financial Corp.
4.15%, 3/4/26	33,000	35,147
Nexen, Inc.
6.40%, 5/15/37	7,000	9,304
Royal Bank of Canada
4.65%, 1/27/26	21,000	22,630
Suncor Energy, Inc.
6.85%, 6/1/39	18,000	24,002
TELUS Corp.
3.70%, 9/15/27	4,000	4,094
Toronto-Dominion Bank (The)
1.85%, 9/11/20	32,000	31,797
1.80%, 7/13/21	56,000	55,298
TransCanada PipeLines Ltd.
3.80%, 10/1/20	28,000	28,447

Total Canada		292,424

France - 0.1%
BNP Paribas S.A.
5.00%, 1/15/21	28,000	29,060

Germany - 0.1%
Daimler Finance North America LLC
8.50%, 1/18/31	14,000	20,512
Deutsche Bank AG
3.70%, 5/30/24	16,000	15,528

Total Germany		36,040

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27	14,000	14,325
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	33,000	33,210
3.78%, 3/9/26	23,000	24,301

Total Japan		71,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
Mexico - 0.5%
Petroleos Mexicanos
6.00%, 3/5/20	$40,000	$40,870
4.63%, 9/21/23	20,000	19,968
6.50%, 3/13/27	20,000	20,164
6.63%, 6/15/35	10,000	9,427
6.75%, 9/21/47	25,000	22,660

Total Mexico		113,089

Netherlands - 0.4%
Cooperatieve Rabobank UA
4.50%, 1/11/21	14,000	14,467
5.25%, 5/24/41	14,000	17,349
Shell International Finance B.V.
3.25%, 5/11/25	14,000	14,416
2.88%, 5/10/26	32,000	32,005
4.38%, 5/11/45	21,000	23,193

Total Netherlands		101,430

Norway - 0.2%
Equinor ASA
2.45%, 1/17/23	39,000	38,941
3.95%, 5/15/43	23,000	23,841

Total Norway		62,782

Switzerland - 0.2%
Novartis Capital Corp.
2.40%, 5/17/22	32,000	31,997
3.10%, 5/17/27	19,000	19,312

Total Switzerland		51,309

United Kingdom - 0.8%
AstraZeneca PLC
3.38%, 11/16/25	18,000	18,223
4.38%, 11/16/45	9,000	9,438
BAT Capital Corp.
3.22%, 8/15/24	5,000	4,950
3.56%, 8/15/27	9,000	8,659
4.39%, 8/15/37	23,000	20,990
BP Capital Markets PLC
3.72%, 11/28/28	32,000	33,333
Diageo Capital PLC
2.63%, 4/29/23	7,000	7,030
HSBC Holdings PLC
5.10%, 4/5/21	48,000	50,001
7.63%, 5/17/32	16,000	21,481
Mead Johnson Nutrition Co.
3.00%, 11/15/20	9,000	9,058
Vodafone Group PLC
4.38%, 2/19/43	7,000	6,585
WPP Finance 2010
4.75%, 11/21/21	9,000	9,390

Total United Kingdom		199,138

TOTAL FOREIGN CORPORATE BONDS (Cost: $971,500)		986,128

FOREIGN GOVERNMENT AGENCIES - 1.1%

Canada - 0.8%
Province of Alberta Canada
2.20%, 7/26/22	70,000	70,062
Province of Ontario Canada
2.55%, 2/12/21	10,000	10,063
2.25%, 5/18/22	10,000	10,021
2.50%, 4/27/26	21,000	21,139
Province of Quebec Canada
3.50%, 7/29/20	7,000	7,107
2.38%, 1/31/22	10,000	10,062
2.75%, 4/12/27	70,000	71,813

Total Canada		200,267

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
2.13%, 3/7/22	67,000	67,278

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $256,501)		267,545

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

Colombia - 0.2%
Colombia Government International Bond
11.75%, 2/25/20	16,000	17,080
8.13%, 5/21/24	44,000	53,472

Total Colombia		70,552

Hungary - 0.2%
Hungary Government International Bond
5.75%, 11/22/23	20,000	22,331
7.63%, 3/29/41	20,000	30,663

Total Hungary		52,994

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	12,000	13,118

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	17,000	17,591
4.75%, 3/8/44	14,000	13,881
5.55%, 1/21/45	14,000	15,523

Total Mexico		46,995

Philippines - 0.1%
Philippine Government International Bond
9.50%, 2/2/30	20,000	31,312

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	16,000	17,240

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $229,407)		232,211

SUPRANATIONAL BONDS - 1.0%
Asian Development Bank
1.75%, 6/8/21	67,000	66,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments in Long Securities	Principal Amount	Value
Corporacion Andina de Fomento
4.38%, 6/15/22	$16,000	$16,769
European Investment Bank
1.75%, 5/15/20	32,000	31,869
1.63%, 8/14/20	32,000	31,817
2.38%, 5/24/27	32,000	32,528
Inter-American Development Bank
1.75%, 9/14/22	14,000	13,902
2.38%, 7/7/27	2,000	2,029
3.13%, 9/18/28	2,000	2,151
International Bank for Reconstruction & Development
2.13%, 11/1/20	32,000	32,027
1.75%, 4/19/23	28,000	27,765

TOTAL SUPRANATIONAL BONDS (Cost: $251,983)		257,499

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%

United States - 2.5%
Citigroup Commercial Mortgage Trust
3.71%, 4/14/50, Series 2017-P7, Class A4	50,000	53,154
Commercial Mortgage Pass Through Certificates
3.29%, 7/15/60, Series 2017-BNK6, Class ASB	50,000	51,665
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	34,981	35,914
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	50,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.84%, 10/25/22, Series K029, Class A1	28,089	28,278
3.75%, 4/25/33, Series K155, Class A3	50,000	54,656
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.22%, 7/25/23, Series 2014-M1, Class A2^(b)	36,259	37,356
2.90%, 1/25/25, Series 2015-M8, Class A2^(b)	72,000	73,634
2.58%, 3/25/26, Series 2016-M4, Class A2	30,000	30,055
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	26,033
3.07%, 2/15/48, Series 2015-C20, Class ASB	40,000	40,767
Morgan Stanley Capital I Trust
4.18%, 7/15/51, Series 2018-H3, Class A5	50,000	54,842
Wells Fargo Commercial Mortgage Trust
3.10%, 6/15/49, Series 2016-C34, Class A4	30,000	30,544
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	47,748

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $595,194)		615,503

MUNICIPAL BONDS - 0.3%

United States - 0.3%
New Jersey Turnpike Authority
7.10%, 1/1/41	14,000	20,955
State of California
7.55%, 4/1/39	25,000	39,224
University of California
4.86%, 5/15/2112, Series AD	16,000	19,342

TOTAL MUNICIPAL BONDS (Cost: $73,163)		79,521

ASSET-BACKED SECURITIES - 0.6%

United States - 0.6%
Ally Auto Receivables Trust
1.99%, 11/15/21, Series 2017-1, Class A4	20,000	19,907
American Express Credit Account Master Trust
2.99%, 12/15/23, Series 2018-4, Class A	100,000	101,493
GM Financial Automobile Leasing Trust
2.12%, 9/20/21, Series 2017-3, Class A4	23,000	22,941
World Financial Network Credit Card Master Trust
2.03%, 4/15/25, Series 2016-A, Class A	17,000	16,903

TOTAL ASSET-BACKED SECURITIES (Cost: $158,980)		161,244

REPURCHASE AGREEMENT - 0.2%

United States - 0.2%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.49% due 6/3/19; Proceeds at maturity - $40,008 (fully collateralized by U.S. Treasury Note, 1.13% due 12/31/19; Market value - $40,892) (Cost: $40,000)	40,000	40,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(e) (Cost: $17,553)(f)	17,553	$17,553

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 99.2% (Cost: $24,134,936)		24,831,899

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (1.6)%
Federal National Mortgage Association - (1.2)%
Federal National Mortgage Association
2.50%, 6/1/34(a)	$(100,000)	(100,041)
3.00%, 6/1/49(a)	(125,000)	(125,517)
5.00%, 6/1/49(a)	(75,000)	(79,183)

Total Federal National Mortgage Association		(304,741)

Government National Mortgage Association - (0.4)%
Government National Mortgage Association
4.00%, 6/1/49(a)	(100,000)	(103,438)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $405,086)		(408,179)
Other Assets less Liabilities - 2.4%		602,691

NET ASSETS - 100.0%		$25,026,411

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security, or portion thereof, was on loan at May 31, 2019 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of May 31, 2019.
(f)

At May 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,023 and the total market value of the collateral held by the Fund was $17,553.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	13	9/30/19	$(1,525,774)	$(11,886)
U.S. Treasury Ultra Long Term Bond	33	9/19/19	(5,800,781)	(175,312)
Ultra 10 Year U.S. Treasury Note	129	9/19/19	(17,614,547)	(271,102)

			$(24,941,102)	$(458,300)

†	As of May 31, 2019, cash collateral posted by the Fund with the broker for futures contracts was $584,602.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

May 31, 2019

Investments	Principal Amount†		Value
CORPORATE BONDS - 2.6%

United States - 2.6%
GE Capital European Funding Unlimited Co.
2.63%, 3/15/23, Reg S	5,000	EUR	$5,977
Goldman Sachs Group, Inc. (The)
4.75%, 10/12/21	10,000	EUR	12,287
1.38%, 5/15/24, Reg S	15,000	EUR	17,129
3.13%, 7/25/29, Reg S	5,000	GBP	6,439
Nestle Holdings, Inc.
0.88%, 7/18/25, Reg S	20,000	EUR	23,282
TWDC Enterprises 18 Corp.
2.76%, 10/7/24, Series MPLE	5,000	CAD	3,788

TOTAL CORPORATE BONDS (Cost: $68,009)			68,902

FOREIGN CORPORATE BONDS - 15.8%

Austria - 0.7%
Vienna Insurance Group AG Wiener Versicherung Gruppe
3.75%, 3/2/46, Reg S, (3.75% fixed rate until 3/2/26; 3-month Euribor Rate + 3.939% thereafter)(a)	15,000	EUR	17,851

Belgium - 0.7%
Anheuser-Busch InBev S.A.
1.75%, 3/7/25, Reg S	10,000	GBP	12,466
2.75%, 3/17/36, Reg S	5,000	EUR	6,089

Total Belgium			18,555

Canada - 1.3%
407 International, Inc.
3.43%, 6/1/33	5,000	CAD	3,937
Alimentation Couche-Tard, Inc.
3.06%, 7/26/24	5,000	CAD	3,762
Bank of Nova Scotia (The)
2.29%, 6/28/24	5,000	CAD	3,714
3.10%, 2/2/28	5,000	CAD	3,891
Bell Canada, Inc.
4.45%, 2/27/47	5,000	CAD	3,936
Bruce Power L.P.
4.13%, 6/21/33, Series 18-1	5,000	CAD	3,848
George Weston Ltd.
4.12%, 6/17/24	5,000	CAD	3,921
Pembina Pipeline Corp.
4.74%, 1/21/47	5,000	CAD	3,904
Royal Bank of Canada
2.33%, 12/5/23	5,000	CAD	3,729

Total Canada			34,642

France - 2.6%
BNP Paribas S.A.
2.38%, 5/20/24, Reg S	10,000	EUR	12,338
Credit Mutuel-CIC Home Loan SFH SA
0.88%, 4/7/26, Reg S	20,000	EUR	23,501
Electricite de France S.A.
5.63%, 2/21/33, Reg S	10,000	EUR	16,671
RCI Banque S.A.
1.63%, 5/26/26, Reg S	15,000	EUR	16,801

Total France			69,311

Germany - 5.6%
BASF Finance Europe N.V.
0.75%, 11/10/26, Reg S	10,000	EUR	11,574
Commerzbank AG
1.13%, 5/24/24, Reg S	15,000	EUR	16,954
1.25%, 1/9/34	20,000	EUR	24,056
Daimler AG
2.13%, 7/3/37, Reg S	12,000	EUR	14,267
Deutsche Post AG
2.88%, 12/11/24, Reg S	5,000	EUR	6,396
Deutsche Telekom International Finance B.V.
1.50%, 4/3/28, Reg S	15,000	EUR	17,341
2.25%, 4/13/29, Reg S	15,000	GBP	18,668
E.ON SE
1.63%, 5/22/29, Reg S	12,000	EUR	14,130
innogy Finance B.V.
6.25%, 6/3/30, Reg S	10,000	GBP	16,898
Merck KGaA
2.63%, 12/12/74, Reg S, (2.625% fixed rate until 6/12/21; 5-year Euro Swap Rate + 2.184% until 6/12/26; 5-year Euro Swap Rate + 2.434% until 6/12/41; 5-year Euro Swap Rate + 3.184% thereafter)(a)	6,000	EUR	6,869

Total Germany			147,153

Ireland - 0.6%
Fresenius Finance Ireland PLC
0.88%, 1/31/22, Reg S	15,000	EUR	17,036

Luxembourg - 1.3%
HeidelbergCement Finance Luxembourg S.A.
1.50%, 6/14/27, Reg S	30,000	EUR	33,749

Netherlands - 1.1%
BMW Finance N.V.
1.00%, 1/21/25, Reg S	10,000	EUR	11,420
Cooperatieve Rabobank UA
1.38%, 2/3/27, Reg S	15,000	EUR	17,917

Total Netherlands			29,337

Sweden - 0.3%
Vattenfall AB
5.38%, 4/29/24, Reg S	5,000	EUR	6,925

Switzerland - 0.2%
Roche Finance Europe B.V.
0.88%, 2/25/25, Reg S	5,000	EUR	5,827

United Kingdom - 1.4%
Broadgate Financing PLC
4.82%, 7/5/33, Series A4, Reg S	10,000	GBP	16,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

May 31, 2019

Investments	Principal Amount†		Value
Hammerson PLC
7.25%, 4/21/28	1,000	GBP	$1,620
Lloyds Bank PLC
6.50%, 9/17/40, Reg S	5,000	GBP	10,132
Telefonica Europe B.V.
5.88%, 2/14/33, Reg S	5,000	EUR	8,269

Total United Kingdom			36,638

TOTAL FOREIGN CORPORATE BONDS (Cost: $409,057)			417,024

FOREIGN GOVERNMENT AGENCIES - 2.9%

Canada - 1.3%
City of Montreal Canada
3.50%, 12/1/38	10,000	CAD	8,080
Province of Manitoba Canada
3.00%, 6/2/28	5,000	CAD	3,915
Province of Ontario Canada
2.60%, 6/2/27	5,000	CAD	3,824
2.90%, 6/2/49	8,000	CAD	6,263
Province of Quebec Canada
2.75%, 9/1/27	10,000	CAD	7,756
PSP Capital, Inc.
2.09%, 11/22/23, Series 9	5,000	CAD	3,746

Total Canada			33,584

France - 0.5%
Caisse d’Amortissement de la Dette Sociale
1.38%, 11/25/24, Series EMTN, Reg S	10,000	EUR	12,121

Germany - 1.1%
Land Berlin
1.38%, 8/27/38, Series 506, Reg S	10,000	EUR	12,164
Landwirtschaftliche Rentenbank
0.38%, 1/22/24, Reg S	10,000	EUR	11,494
State of North Rhine-Westphalia
1.75%, 7/11/68, Reg S	5,000	EUR	6,244

Total Germany			29,902

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $72,264)			75,607

FOREIGN GOVERNMENT OBLIGATIONS - 26.2%

Austria - 0.8%
Austria Government Bond
4.15%, 3/15/37, Reg S(b)	5,000	EUR	8,936
Republic of Austria Government Bond
0.75%, 10/20/26, Reg S(b)	10,000	EUR	11,882

Total Austria			20,818

Belgium - 0.4%
Kingdom of Belgium Government Bond
4.25%, 3/28/41, Series 60, Reg S(b)	5,000	EUR	9,037

Canada - 0.4%
Canada Housing Trust No. 1
1.25%, 6/15/21(b)	15,000	CAD	11,023

Finland - 0.2%
Finland Government Bond
0.50%, 9/15/29, Reg S(b)	5,000	EUR	5,785

France - 2.1%
French Republic Government Bond OAT
4.25%, 10/25/23, Reg S	23,000	EUR	31,028
1.50%, 5/25/31, Reg S	5,000	EUR	6,296
4.50%, 4/25/41, Reg S	5,000	EUR	9,537
3.25%, 5/25/45, Reg S	5,000	EUR	8,310

Total France			55,171

Germany - 1.3%
Bundesrepublik Deutschland Bundesanleihe
6.25%, 1/4/30, Series 00, Reg S	5,000	EUR	9,438
5.50%, 1/4/31, Series 00, Reg S	5,000	EUR	9,258
4.00%, 1/4/37, Series 05, Reg S	8,000	EUR	14,882

Total Germany			33,578

Ireland - 0.2%
Ireland Government Bond
0.90%, 5/15/28, Reg S	5,000	EUR	5,873

Italy - 7.6%
Italy Buoni Poliennali Del Tesoro
0.05%, 4/15/21	38,000	EUR	41,852
2.30%, 10/15/21, Reg S	40,000	EUR	45,954
0.65%, 10/15/23	24,000	EUR	25,699
1.85%, 5/15/24	10,000	EUR	11,169
4.75%, 9/1/28, Reg S(b)	9,000	EUR	11,982
2.80%, 12/1/28, Reg S	20,000	EUR	22,863
3.00%, 8/1/29, Reg S	15,000	EUR	17,259
4.00%, 2/1/37, Reg S(b)	5,000	EUR	6,259
2.95%, 9/1/38, Reg S(b)	5,000	EUR	5,415
3.25%, 9/1/46, Reg S(b)	10,000	EUR	11,096

Total Italy			199,548

Japan - 3.1%
Japan Government Five Year Bond
0.10%, 3/20/21, Series 127	1,000,000	JPY	9,256
Japan Government Forty Year Bond
0.40%, 3/20/56, Series 9	650,000	JPY	5,817
Japan Government Ten Year Bond
0.60%, 9/20/23, Series 331	1,500,000	JPY	14,294
0.30%, 12/20/25, Series 341	700,000	JPY	6,660
0.10%, 6/20/28, Series 351	3,100,000	JPY	29,175
Japan Government Thirty Year Bond
1.90%, 9/20/42, Series 37	300,000	JPY	3,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

May 31, 2019

Investments	Principal Amount†		Value
Japan Government Twenty Year Bond
0.50%, 6/20/38, Series 165	1,300,000	JPY	$12,496

Total Japan			81,412

Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
1.95%, 6/15/29, Reg S(b)	5,000	EUR	6,186

Spain - 3.1%
Spain Government Bond
3.80%, 4/30/24, Reg S(b)	18,000	EUR	23,849
1.40%, 7/30/28, Reg S(b)	24,000	EUR	28,640
4.20%, 1/31/37, Reg S(b)	8,000	EUR	12,953
3.45%, 7/30/66, Reg S(b)	10,000	EUR	15,134

Total Spain			80,576

United Kingdom - 6.8%
United Kingdom Gilt
1.50%, 1/22/21, Reg S	30,000	GBP	38,364
1.00%, 4/22/24, Reg S	30,000	GBP	38,466
1.63%, 10/22/28, Reg S	12,000	GBP	16,130
1.75%, 9/7/37, Reg S	39,000	GBP	52,197
1.63%, 10/22/71, Reg S	25,000	GBP	34,638

Total United Kingdom			179,795

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $669,968)			688,802

SUPRANATIONAL BONDS - 1.5%
Council of Europe Development Bank
0.13%, 4/10/24, Reg S	8,000	EUR	9,087
European Investment Bank
2.13%, 1/15/24	5,000	EUR	6,210
0.88%, 1/14/28, Reg S	10,000	EUR	11,938
European Union
2.50%, 11/4/27, Series EMT, Reg S	10,000	EUR	13,422

TOTAL SUPRANATIONAL BONDS (Cost: $40,183)			40,657

	Shares
EXCHANGE-TRADED FUND - 50.1%

United States - 50.1%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(c) (Cost: $1,251,842)	26,150		1,319,268

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $2,511,323)			2,610,260
Other Assets less Liabilities - 0.9%			23,828

NET ASSETS - 100.0%			$2,634,088

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/5/2019	110,000	CAD	81,360	USD	$10	$—
Bank of America N.A.	6/5/2019	40,000	EUR	44,921	USD	—	(343)
Bank of America N.A.	6/5/2019	61,895	EUR	68,978	USD	—	(5)
Bank of America N.A.	6/5/2019	720,000	EUR	802,388	USD	11	—
Bank of America N.A.	6/5/2019	205,000	GBP	258,391	USD	4	—
Bank of America N.A.	6/5/2019	336,024	JPY	3,095	USD	—	—
Bank of America N.A.	6/5/2019	9,000,000	JPY	82,899	USD	—	—
Bank of America N.A.	6/5/2019	17,187	USD	23,100	CAD	100	—
Bank of America N.A.	6/5/2019	169,926	USD	151,200	EUR	1,422	—
Bank of America N.A.	6/5/2019	56,221	USD	43,050	GBP	1,958	—
Bank of America N.A.	6/5/2019	17,007	USD	1,890,000	JPY	—	(402)
Bank of America N.A.	7/3/2019	81,421	USD	110,000	CAD	—	(11)
Bank of America N.A.	7/3/2019	871,328	USD	780,000	EUR	—	(9)
Bank of America N.A.	7/3/2019	265,080	USD	210,000	GBP	—	(5)
Bank of America N.A.	7/3/2019	86,781	USD	9,400,000	JPY	1	—
Goldman Sachs	6/5/2019	13,095	USD	17,600	CAD	75	—
Goldman Sachs	6/5/2019	17,187	USD	23,100	CAD	99	—
Goldman Sachs	6/5/2019	169,927	USD	151,200	EUR	1,423	—
Goldman Sachs	6/5/2019	129,468	USD	115,200	EUR	1,084	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

May 31, 2019

Goldman Sachs	6/5/2019	44,725	USD	40,000	EUR	148	—
Goldman Sachs	6/5/2019	56,222	USD	43,050	GBP	1,959	—
Goldman Sachs	6/5/2019	42,836	USD	32,800	GBP	1,493	—
Goldman Sachs	6/5/2019	17,007	USD	1,890,000	JPY	—	(401)
Goldman Sachs	6/5/2019	12,958	USD	1,440,000	JPY	—	(306)
HSBC Holdings PLC	6/5/2019	17,187	USD	23,100	CAD	100	—
HSBC Holdings PLC	6/5/2019	169,925	USD	151,200	EUR	1,421	—
HSBC Holdings PLC	6/5/2019	56,221	USD	43,050	GBP	1,958	—
HSBC Holdings PLC	6/5/2019	17,007	USD	1,890,000	JPY	—	(402)
Morgan Stanley & Co. International	6/5/2019	17,187	USD	23,100	CAD	99	—
Morgan Stanley & Co. International	6/5/2019	169,928	USD	151,200	EUR	1,424	—
Morgan Stanley & Co. International	6/5/2019	56,222	USD	43,050	GBP	1,960	—
Morgan Stanley & Co. International	6/5/2019	17,007	USD	1,890,000	JPY	—	(402)

						$16,749	$(2,286)

CURRENCY LEGEND

CAD	Canadian dollar
EUR	Euro
GBP	British pound
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 22.5%

Federal Home Loan Mortgage Corporation - 6.9%
6.75%, 9/15/29, Series GDIF	$320,000	$446,037
6.75%, 3/15/31	1,190,000	1,714,303
6.50%, 3/1/36	354,783	396,029
5.00%, 6/1/37	3,114	3,349
6.00%, 9/1/37	269,533	302,871
5.50%, 2/1/40	11,600	12,641
4.50%, 8/1/40	256,909	275,002
4.00%, 11/1/40	23,417	24,395
5.00%, 3/1/41	386,470	417,790
5.50%, 6/1/41	344,977	378,697
5.00%, 7/1/41	10,625	11,420
3.50%, 10/1/41	840,588	864,536
3.50%, 2/1/42	337,308	346,928
5.00%, 2/1/42	550,177	592,920
4.00%, 4/1/42	949,988	999,079
3.50%, 6/1/42	80,864	83,171
3.00%, 7/1/42	379,595	383,386
3.50%, 8/1/42	380,326	391,174
3.50%, 9/1/42	384,114	395,070
3.00%, 3/1/43	550,215	555,709
3.00%, 7/1/43	1,105,984	1,118,031
3.50%, 7/1/43	471,120	484,385
3.00%, 8/1/43	106,588	107,652
3.50%, 1/1/44	890,791	917,689
3.00%, 2/1/44	252,688	255,209
3.50%, 2/1/44	249,925	256,685
4.00%, 4/1/44	714,217	744,022
3.50%, 5/1/44	107,588	110,237
4.50%, 5/1/44	19,814	20,952
3.50%, 7/1/44	110,050	112,932
4.50%, 7/1/44	227,089	240,132
4.00%, 8/1/44	784,183	826,916
3.50%, 10/1/44	37,499	38,452
3.50%, 12/1/44	542,388	556,005
3.50%, 1/1/45	108,952	111,654
4.00%, 2/1/45	229,487	238,425
4.00%, 3/1/45	20,626	21,430
3.00%, 4/1/45	32,958	33,287
3.00%, 5/1/45	133,467	134,800
3.50%, 5/1/45	230,855	236,510
3.50%, 6/1/45	113,062	115,831
4.00%, 6/1/45	310,598	322,599
3.00%, 7/1/45	34,519	34,864
3.00%, 8/1/45	140,710	142,115
3.50%, 8/1/45	1,274,995	1,315,373
3.50%, 9/1/45	678,441	695,060
4.00%, 9/1/45	192,241	199,609
3.50%, 10/1/45	253,336	259,542
4.00%, 10/1/45	212,086	220,199
3.50%, 11/1/45	121,526	124,504
4.00%, 11/1/45	155,994	161,961
3.00%, 12/1/45	140,178	141,578
4.50%, 12/1/45	338,652	358,072
4.00%, 2/1/46	241,420	250,613
3.50%, 3/1/46	285,337	292,304
4.00%, 3/1/46	1,243,075	1,292,318
3.00%, 4/1/46	731,576	738,808
3.50%, 4/1/46	364,165	372,972
4.50%, 4/1/46	722,270	768,344
3.50%, 5/1/46	394,094	403,308
3.00%, 6/1/46	154,413	155,916
3.50%, 6/1/46	394,518	402,984
3.00%, 9/1/46	1,092,834	1,103,600
3.50%, 9/1/46	302,115	309,306
2.50%, 10/1/46	134,828	132,802
3.00%, 10/1/46	117,509	118,956
3.50%, 10/1/46	112,269	114,941
3.00%, 11/1/46	1,491,174	1,504,857
3.50%, 11/1/46	39,329	40,282
4.00%, 11/1/46	68,004	70,592
4.50%, 11/1/46	690,479	729,759
3.00%, 12/1/46	548,270	552,994
3.00%, 1/1/47	974,737	982,691
4.00%, 1/1/47	305,096	316,719
3.00%, 2/1/47	850,622	858,044
3.00%, 4/1/47	260,568	262,851
3.50%, 4/1/47	252,137	258,079
4.00%, 4/1/47	310,426	322,236
3.50%, 5/1/47	430,513	440,658
4.00%, 5/1/47	269,253	279,496
4.50%, 5/1/47	68,157	71,600
4.00%, 6/1/47	422,731	438,821
3.00%, 7/1/47	266,691	268,448
3.50%, 7/1/47	449,100	459,389
3.50%, 8/1/47	452,801	463,472
4.00%, 8/1/47	1,376,520	1,429,120
4.50%, 8/1/47	319,035	335,119
3.50%, 9/1/47	1,008,631	1,032,401
4.50%, 9/1/47	383,514	402,834
4.50%, 10/1/47	170,135	179,382
3.50%, 11/1/47	657,296	673,112
3.50%, 12/1/47	604,456	618,624
4.50%, 2/1/48	250,936	263,530
3.50%, 5/1/48	642,626	656,027
4.00%, 8/1/48	1,220,318	1,260,294
5.00%, 8/1/48	218,785	231,109
4.00%, 9/1/48	463,301	478,753
4.50%, 10/1/48	856,277	895,097
4.00%, 12/1/48	505,211	521,809
4.50%, 12/1/48	253,592	266,009
5.00%, 12/1/48	181,216	191,542
4.00%, 1/1/49	217,883	225,755
3.50%, 2/1/49	390,429	398,829
4.50%, 3/1/49	193,434	202,306
5.00%, 3/1/49	96,930	102,440

Total Federal Home Loan Mortgage Corporation		44,393,471

Federal National Mortgage Association - 15.2%
7.25%, 5/15/30	1,190,000	1,739,442
6.63%, 11/15/30	1,500,000	2,126,123
5.00%, 8/1/33	191,860	206,183
5.50%, 10/1/35	53,508	58,444
5.00%, 5/1/38	18,379	19,732
6.00%, 5/1/38	46,642	52,372
5.50%, 6/1/38	142,078	155,935
5.50%, 11/1/38	3,606	3,941
4.50%, 9/1/39	759,402	811,823
5.50%, 10/1/39	146,843	160,191
4.50%, 11/1/39	163,373	174,511
5.50%, 4/1/40	20,263	22,257
4.50%, 8/1/40	390,218	417,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
4.50%, 9/1/40	$231,745	$247,863
4.00%, 10/1/40	249,960	260,210
3.50%, 1/1/41	483,936	497,394
4.50%, 2/1/41	112,548	120,397
4.50%, 8/1/41	294,782	315,328
4.00%, 9/1/41	103,211	107,450
5.50%, 9/1/41	76,922	84,244
4.00%, 10/1/41	1,102,513	1,164,213
4.00%, 11/1/41	141,123	147,801
4.00%, 1/1/42	267,660	281,309
4.50%, 1/1/42	247,288	264,496
6.00%, 1/1/42	391,724	446,244
3.00%, 3/1/42	379,266	382,797
3.50%, 6/1/42	666,231	684,772
4.00%, 9/1/42	361,455	382,445
4.00%, 12/1/42	190,177	197,975
4.00%, 2/1/43	293,761	305,803
2.50%, 3/1/43	27,609	27,287
3.00%, 4/1/43	1,075,297	1,085,308
3.00%, 5/1/43	265,410	267,882
3.50%, 5/1/43	62,392	64,128
3.00%, 6/1/43	749,676	757,074
3.00%, 7/1/43	727,039	733,798
3.50%, 7/1/43	1,083,318	1,124,762
3.00%, 8/1/43	1,365,991	1,380,916
4.00%, 8/1/43	95,822	99,642
3.00%, 9/1/43	1,661,778	1,671,486
4.00%, 9/1/43	517,534	541,337
4.50%, 9/1/43	42,403	45,352
3.50%, 10/1/43	373,290	383,462
3.50%, 11/1/43	551,305	566,580
4.00%, 11/1/43	475,794	501,351
3.50%, 12/1/43	784,772	806,590
4.00%, 1/1/44	855,951	899,456
4.00%, 2/1/44	242,101	254,350
4.00%, 5/1/44	20,492	21,288
4.50%, 5/1/44	230,081	243,125
3.50%, 6/1/44	325,841	334,883
4.00%, 6/1/44	100,443	105,636
4.00%, 7/1/44	562,263	590,632
4.00%, 8/1/44	118,002	122,545
3.00%, 10/1/44	788,374	795,709
4.00%, 10/1/44	373,802	388,172
4.00%, 11/1/44	406,475	426,964
5.00%, 11/1/44	350,675	377,643
4.00%, 12/1/44	126,458	131,310
3.00%, 1/1/45	13,555	13,682
3.50%, 2/1/45	2,011,011	2,066,846
4.00%, 2/1/45	99,214	103,030
3.00%, 4/1/45	327,392	330,441
3.00%, 5/1/45	117,488	118,583
3.00%, 6/1/45	278,235	280,826
3.50%, 6/1/45	120,262	123,125
3.50%, 7/1/45	62,487	63,974
3.50%, 8/1/45	756,762	780,156
3.50%, 9/1/45	298,657	305,766
4.00%, 9/1/45	127,940	132,766
3.00%, 10/1/45	132,823	134,060
3.50%, 10/1/45	223,716	230,285
4.00%, 10/1/45	710,398	737,090
4.50%, 10/1/45	287,154	307,037
3.00%, 11/1/45	133,629	134,874
3.50%, 11/1/45	124,561	127,525
4.00%, 11/1/45	306,808	318,247
3.00%, 12/1/45	551,081	556,213
3.50%, 12/1/45	611,814	626,379
3.50%, 1/1/46	188,271	192,713
3.00%, 2/1/46	306,232	309,084
3.50%, 3/1/46	226,596	231,774
3.50%, 4/1/46	620,619	635,248
4.00%, 4/1/46	175,757	182,311
3.50%, 5/1/46	489,390	500,852
4.50%, 5/1/46	107,675	113,771
3.00%, 6/1/46	130,792	131,976
3.50%, 6/1/46	266,371	272,565
4.50%, 6/1/46	229,779	241,539
3.50%, 7/1/46	889,900	910,385
4.00%, 7/1/46	142,964	148,307
2.50%, 8/1/46	20,629	20,305
2.50%, 9/1/46	51,047	50,246
3.00%, 9/1/46	440,100	444,037
2.50%, 10/1/46	63,626	62,627
3.00%, 10/1/46	1,784,161	1,799,899
4.00%, 10/1/46	217,066	225,179
2.50%, 11/1/46	43,389	42,708
3.00%, 11/1/46	1,240,698	1,251,028
2.50%, 12/1/46	92,088	90,642
3.00%, 12/1/46	1,558,614	1,572,054
3.50%, 12/1/46	1,144,937	1,176,402
4.00%, 12/1/46	255,698	265,552
2.50%, 1/1/47	124,775	122,816
3.00%, 1/1/47	553,715	558,160
3.50%, 1/1/47	1,069,062	1,094,061
4.50%, 1/1/47	274,073	287,718
5.50%, 1/1/47	539,442	591,128
3.00%, 2/1/47	1,514,552	1,527,288
3.50%, 2/1/47	425,466	435,198
3.50%, 3/1/47	633,661	648,135
4.00%, 3/1/47	269,666	279,737
4.50%, 3/1/47	171,400	179,928
3.00%, 4/1/47	342,728	345,480
4.00%, 4/1/47	507,054	525,966
3.50%, 5/1/47	286,139	292,683
4.00%, 5/1/47	1,035,899	1,078,172
4.50%, 5/1/47	698,327	737,510
3.50%, 6/1/47	375,428	384,011
4.00%, 6/1/47	275,211	285,463
3.50%, 7/1/47	1,554,561	1,601,789
4.00%, 7/1/47	591,644	613,720
4.50%, 7/1/47	244,475	256,616
5.00%, 7/1/47	484,700	520,440
3.50%, 8/1/47	621,278	637,574
4.00%, 8/1/47	403,038	418,035
3.00%, 9/1/47	206,217	207,458
4.00%, 9/1/47	1,173,837	1,217,528
4.50%, 9/1/47	533,037	559,525
3.50%, 10/1/47	288,832	295,440
4.00%, 10/1/47	131,435	136,344
4.50%, 10/1/47	549,080	576,369
3.50%, 11/1/47	446,811	457,032
4.50%, 11/1/47	639,510	671,267
3.50%, 12/1/47	685,190	700,864
3.50%, 1/1/48	679,494	694,953
3.50%, 2/1/48	91,299	93,361
3.50%, 6/1/48	377,527	385,794
4.00%, 6/1/48	499,868	517,947
4.50%, 6/1/48	124,233	129,778
4.00%, 7/1/48	276,077	284,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
3.50%, 8/1/48	$1,096,387	$1,122,047
4.00%, 8/1/48	1,219,254	1,263,539
3.00%, 9/1/48	585,632	590,761
4.00%, 10/1/48	1,074,748	1,113,728
4.50%, 10/1/48	396,372	415,836
3.00%, 11/1/48	97,028	97,675
3.50%, 11/1/48	1,876,720	1,916,868
3.50%, 12/1/48	1,351,500	1,380,214
4.00%, 12/1/48	1,348,012	1,393,548
4.50%, 12/1/48	1,041,725	1,090,284
5.00%, 12/1/48	184,171	194,748
4.00%, 1/1/49	2,459,654	2,543,283
4.50%, 1/1/49	482,761	504,310
3.50%, 2/1/49	1,387,913	1,415,982
4.00%, 2/1/49	2,040,683	2,110,747
4.50%, 2/1/49	838,684	876,903
5.00%, 2/1/49	143,267	151,495
4.00%, 3/1/49	1,569,232	1,623,363
5.00%, 3/1/49	67,323	71,200
3.00%, 4/1/49	448,787	450,751
3.50%, 4/1/49	1,289,109	1,315,555
4.00%, 4/1/49	1,434,481	1,481,555
4.50%, 4/1/49	123,211	128,713
3.00%, 5/1/49	498,111	500,376
3.50%, 5/1/49	701,137	715,317
4.00%, 5/1/49	1,241,795	1,281,803
4.50%, 5/1/49	993,828	1,040,025
5.00%, 5/1/49	327,637	346,654
3.00%, 6/1/49(a)	2,275,000	2,284,406
3.50%, 6/1/49(a)	1,050,000	1,070,877
5.00%, 6/1/49(a)	1,000,000	1,055,781
5.50%, 6/1/49(a)	500,000	534,297

Total Federal National Mortgage Association		97,382,839

Tennessee Valley Authority - 0.4%
7.13%, 5/1/30	170,000	243,564
5.88%, 4/1/36	96,000	132,068
5.25%, 9/15/39	740,000	983,199
4.63%, 9/15/60	250,000	329,801
4.25%, 9/15/65	500,000	623,968

Total Tennessee Valley Authority		2,312,600

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $142,207,578)		144,088,910

U.S. GOVERNMENT OBLIGATIONS - 19.1%

U.S. Treasury Bonds - 6.0%
U.S. Treasury Bond
8.75%, 8/15/20	55,000	59,278
7.88%, 2/15/21	900,000	988,154
8.13%, 5/15/21	750,000	837,495
8.13%, 8/15/21	500,000	566,172
8.00%, 11/15/21	400,000	457,633
7.25%, 8/15/22	700,000	815,527
7.13%, 2/15/23	55,000	65,184
6.25%, 8/15/23	175,000	205,403
7.50%, 11/15/24	175,000	224,690
6.88%, 8/15/25	500,000	640,967
6.75%, 8/15/26	250,000	328,281
6.50%, 11/15/26	55,000	71,816
6.63%, 2/15/27	40,000	52,898
5.50%, 8/15/28	400,000	512,148
5.38%, 2/15/31	200,000	265,738
4.50%, 2/15/36	175,000	228,231
4.50%, 5/15/38	365,000	484,666
3.50%, 2/15/39	995,000	1,167,337
4.25%, 5/15/39	1,150,000	1,487,386
4.50%, 8/15/39	1,450,000	1,936,883
4.38%, 11/15/39	625,000	822,376
4.63%, 2/15/40	1,100,000	1,494,217
4.38%, 5/15/40	1,125,000	1,482,209
3.88%, 8/15/40	1,300,000	1,605,678
4.25%, 11/15/40	1,000,000	1,298,691
2.75%, 8/15/42	100,000	103,820
2.75%, 11/15/42	200,000	207,414
3.13%, 2/15/43	1,000,000	1,103,828
2.88%, 5/15/43	1,000,000	1,058,535
3.63%, 8/15/43	250,000	298,750
3.63%, 2/15/44	1,500,000	1,794,551
3.38%, 5/15/44	500,000	575,371
2.50%, 5/15/46	1,000,000	984,414
2.25%, 8/15/46	875,000	818,228
2.88%, 11/15/46	1,000,000	1,058,125
3.00%, 2/15/47	1,150,000	1,248,289
3.00%, 5/15/47	725,000	786,144
2.75%, 8/15/47	850,000	878,090
2.75%, 11/15/47	1,475,000	1,523,398
3.00%, 2/15/48	1,625,000	1,760,618
3.13%, 5/15/48	950,000	1,054,259
3.00%, 8/15/48	1,825,000	1,979,519
3.38%, 11/15/48	1,350,000	1,572,275
3.00%, 2/15/49	1,600,000	1,738,594

Total U.S. Treasury Bonds		38,643,280

U.S. Treasury Notes - 13.1%
U.S. Treasury Note
1.50%, 6/15/20	750,000	744,507
1.63%, 6/30/20	500,000	496,875
1.88%, 6/30/20	1,000,000	996,527
2.50%, 6/30/20	500,000	501,514
1.50%, 7/15/20	1,350,000	1,339,770
1.63%, 7/31/20	200,000	198,734
2.00%, 7/31/20	1,000,000	998,050
2.63%, 7/31/20	520,000	522,620
1.50%, 8/15/20	685,000	679,809
2.63%, 8/15/20	100,000	100,582
1.38%, 8/31/20	400,000	396,336
2.13%, 8/31/20	630,000	630,037
2.63%, 8/31/20	800,000	804,688
1.38%, 9/15/20	835,000	827,433
1.38%, 9/30/20	750,000	742,866
2.00%, 9/30/20	1,000,000	998,613
1.63%, 10/15/20	710,000	705,701
1.38%, 10/31/20	525,000	520,006
1.75%, 10/31/20	1,000,000	995,645
1.75%, 11/15/20	750,000	746,587
2.63%, 11/15/20	1,000,000	1,008,184
2.50%, 12/31/20	1,000,000	1,007,227
2.13%, 1/31/21	1,140,000	1,142,071
3.63%, 2/15/21	1,000,000	1,026,875
1.13%, 2/28/21	750,000	738,809
2.00%, 2/28/21	1,410,000	1,410,055
1.25%, 3/31/21	350,000	345,440
2.25%, 3/31/21	300,000	301,418
1.38%, 5/31/21	1,000,000	988,691
2.00%, 5/31/21	1,000,000	1,000,859
1.13%, 6/30/21	1,250,000	1,229,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
2.13%, 6/30/21	$1,000,000	$1,003,848
2.63%, 7/15/21	1,500,000	1,521,270
1.13%, 7/31/21	1,100,000	1,081,244
2.25%, 7/31/21	1,000,000	1,006,523
2.13%, 8/15/21	1,260,000	1,265,094
2.75%, 8/15/21	1,000,000	1,017,461
1.13%, 8/31/21	1,100,000	1,080,707
2.00%, 8/31/21	1,000,000	1,001,484
2.75%, 9/15/21	1,500,000	1,528,184
1.13%, 9/30/21	1,400,000	1,375,446
2.13%, 9/30/21	1,000,000	1,004,531
1.25%, 10/31/21	1,000,000	984,297
2.00%, 10/31/21	1,200,000	1,202,297
2.00%, 11/15/21	2,000,000	2,004,616
1.75%, 11/30/21	1,000,000	995,898
1.88%, 11/30/21	1,500,000	1,498,657
2.00%, 12/31/21	1,000,000	1,002,695
1.50%, 1/31/22	1,460,000	1,444,545
1.88%, 1/31/22	1,500,000	1,498,599
2.00%, 2/15/22	1,225,000	1,228,110
1.88%, 3/31/22	1,000,000	999,609
1.88%, 4/30/22	1,000,000	999,063
1.88%, 7/31/22	250,000	249,795
2.00%, 7/31/22	260,000	260,792
1.63%, 8/15/22	1,000,000	991,309
1.63%, 8/31/22	500,000	495,684
1.88%, 9/30/22	380,000	379,777
1.88%, 10/31/22	325,000	324,657
2.00%, 10/31/22	300,000	300,902
1.63%, 11/15/22	385,000	381,368
2.00%, 11/30/22	750,000	752,227
2.13%, 12/31/22	1,000,000	1,007,539
1.75%, 1/31/23	300,000	298,266
2.00%, 2/15/23	780,000	782,331
1.50%, 2/28/23	750,000	738,779
1.50%, 3/31/23	750,000	738,604
1.63%, 4/30/23	700,000	692,234
2.75%, 4/30/23	600,000	618,703
1.75%, 5/15/23	900,000	894,164
1.63%, 5/31/23	750,000	741,548
1.38%, 6/30/23	320,000	313,075
1.25%, 7/31/23	680,000	661,725
2.50%, 8/15/23	700,000	716,160
1.38%, 8/31/23	380,000	371,421
2.75%, 8/31/23	625,000	645,837
1.38%, 9/30/23	500,000	488,321
2.88%, 9/30/23	710,000	737,679
1.63%, 10/31/23	375,000	370,063
2.75%, 11/15/23	750,000	775,855
2.13%, 11/30/23	400,000	403,242
2.25%, 12/31/23	810,000	820,979
2.63%, 12/31/23	750,000	772,456
2.25%, 1/31/24	750,000	760,254
2.50%, 1/31/24	250,000	256,235
2.75%, 2/15/24	635,000	658,130
2.13%, 3/31/24	1,750,000	1,764,731
2.00%, 4/30/24	1,170,000	1,172,834
2.25%, 4/30/24	1,000,000	1,014,590
2.50%, 5/15/24	750,000	769,690
2.00%, 6/30/24	600,000	601,477
2.38%, 8/15/24	600,000	612,305
2.25%, 10/31/24	655,000	664,633
2.13%, 11/30/24	500,000	504,102
2.50%, 1/31/25	810,000	832,750
2.75%, 2/28/25	510,000	531,326
2.88%, 4/30/25	590,000	619,189
2.13%, 5/15/25	750,000	755,332
2.88%, 5/31/25	605,000	635,120
2.00%, 8/15/25	500,000	499,893
2.25%, 11/15/25	100,000	101,398
1.63%, 2/15/26	475,000	463,209
1.63%, 5/15/26	610,000	593,999
2.88%, 5/15/28	150,000	159,196
3.13%, 11/15/28	190,000	206,016
2.88%, 5/15/49	1,200,000	1,272,984

Total U.S. Treasury Notes		84,065,499

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $119,317,802)		122,708,779

CORPORATE BONDS - 37.8%

United States - 37.8%
21st Century Fox America, Inc.
6.15%, 2/15/41	1,000	1,255
3M Co.
2.25%, 9/19/26	180,000	173,045
2.88%, 10/15/27	250,000	248,593
Abbott Laboratories
2.90%, 11/30/21	515,000	519,881
3.40%, 11/30/23	169,000	174,320
3.75%, 11/30/26	40,000	42,255
4.75%, 11/30/36	105,000	119,434
6.15%, 11/30/37	35,000	46,065
5.30%, 5/27/40	100,000	119,157
2.90%, 11/6/22	285,000	285,722
3.20%, 11/6/22	50,000	50,580
2.85%, 5/14/23	385,000	383,756
3.60%, 5/14/25	260,000	265,089
3.20%, 5/14/26	197,000	194,321
4.50%, 5/14/35	275,000	274,932
4.30%, 5/14/36	50,000	48,923
4.40%, 11/6/42	190,000	180,526
4.70%, 5/14/45	205,000	200,308
4.45%, 5/14/46	200,000	188,622
Activision Blizzard, Inc.
2.30%, 9/15/21	200,000	198,738
3.40%, 9/15/26	189,000	190,354
4.50%, 6/15/47	100,000	102,015
Adobe, Inc.
3.25%, 2/1/25	30,000	31,082
AEP Texas, Inc.
3.95%, 6/1/28	150,000	159,096
Aetna, Inc.
3.50%, 11/15/24	170,000	172,235
6.63%, 6/15/36	2,000	2,429
6.75%, 12/15/37	250,000	305,410
4.13%, 11/15/42	100,000	91,005
3.88%, 8/15/47	60,000	51,726
Aflac, Inc.
3.63%, 11/15/24	25,000	25,995
Air Lease Corp.
3.88%, 4/1/21	30,000	30,527
2.75%, 1/15/23	25,000	24,694
3.00%, 9/15/23	45,000	44,679
4.25%, 9/15/24	30,000	31,243
3.63%, 4/1/27	250,000	243,061
3.63%, 12/1/27	120,000	115,889
4.63%, 10/1/28	75,000	77,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Aircastle Ltd.
4.40%, 9/25/23	$107,000	$109,588
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	2,000	2,105
3.95%, 1/15/28	100,000	103,889
Allergan Finance LLC
3.25%, 10/1/22	20,000	20,019
Allergan Funding SCS
3.45%, 3/15/22	35,000	35,224
3.85%, 6/15/24	72,000	73,243
3.80%, 3/15/25	525,000	528,785
4.55%, 3/15/35	365,000	354,721
4.85%, 6/15/44	25,000	24,504
4.75%, 3/15/45	140,000	135,145
Allergan, Inc.
2.80%, 3/15/23	170,000	166,866
Allstate Corp. (The)
3.28%, 12/15/26	108,000	111,551
Altria Group, Inc.
4.00%, 1/31/24	218,000	226,084
4.40%, 2/14/26	250,000	259,835
2.63%, 9/16/26	220,000	205,962
5.80%, 2/14/39	145,000	157,350
4.25%, 8/9/42	100,000	89,343
5.38%, 1/31/44	267,000	272,006
3.88%, 9/16/46	50,000	42,253
5.95%, 2/14/49	180,000	196,940
6.20%, 2/14/59	285,000	315,888
Amazon.com, Inc.
3.80%, 12/5/24	100,000	106,220
5.20%, 12/3/25	114,000	130,900
3.15%, 8/22/27	830,000	853,447
Ameren Corp.
3.65%, 2/15/26	50,000	51,510
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	9,771	9,753
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	61,000	60,996
American Electric Power Co., Inc.
2.15%, 11/13/20	25,000	24,856
4.30%, 12/1/28, Series J	50,000	54,151
American Express Co.
2.20%, 10/30/20	340,000	338,259
3.00%, 10/30/24	310,000	311,765
American Express Credit Corp.
3.30%, 5/3/27	325,000	335,545
American Homes 4 Rent L.P.
4.25%, 2/15/28	230,000	233,453
American Honda Finance Corp.
2.65%, 2/12/21	183,000	183,838
2.90%, 2/16/24	150,000	152,527
3.50%, 2/15/28	65,000	67,559
American International Group, Inc.
3.38%, 8/15/20	21,000	21,203
3.30%, 3/1/21	25,000	25,250
4.13%, 2/15/24	64,000	67,283
3.75%, 7/10/25	80,000	81,915
3.90%, 4/1/26	418,000	428,728
3.88%, 1/15/35	193,000	186,788
4.50%, 7/16/44	120,000	121,275
4.80%, 7/10/45	352,000	369,589
4.75%, 4/1/48	55,000	57,628
American Tower Corp.
3.30%, 2/15/21	345,000	348,630
3.50%, 1/31/23	50,000	51,198
3.00%, 6/15/23	16,000	16,068
5.00%, 2/15/24	25,000	27,236
4.00%, 6/1/25	150,000	156,220
4.40%, 2/15/26	119,000	125,417
3.38%, 10/15/26	150,000	149,058
3.13%, 1/15/27	333,000	321,842
3.55%, 7/15/27	50,000	50,017
American Water Capital Corp.
3.85%, 3/1/24	413,000	432,026
3.40%, 3/1/25	40,000	41,165
2.95%, 9/1/27	35,000	34,402
4.00%, 12/1/46	13,000	13,014
3.75%, 9/1/47	25,000	24,260
4.20%, 9/1/48	30,000	31,386
Ameriprise Financial, Inc.
3.70%, 10/15/24	160,000	167,307
2.88%, 9/15/26	170,000	167,779
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	74,008
Amgen, Inc.
1.85%, 8/19/21	10,000	9,832
3.88%, 11/15/21	139,000	142,692
2.65%, 5/11/22	275,000	275,222
3.63%, 5/15/22	150,000	153,809
2.25%, 8/19/23	110,000	107,677
3.63%, 5/22/24	59,000	60,990
3.13%, 5/1/25	145,000	146,594
3.20%, 11/2/27	200,000	197,911
5.15%, 11/15/41	175,000	192,629
4.40%, 5/1/45	295,000	295,450
4.56%, 6/15/48	80,000	82,230
4.66%, 6/15/51	565,000	585,514
Amphenol Corp.
3.20%, 4/1/24	250,000	254,637
Anadarko Petroleum Corp.
5.55%, 3/15/26	235,000	260,887
6.45%, 9/15/36	205,000	247,132
7.95%, 6/15/39	100,000	138,937
6.60%, 3/15/46	127,000	162,259
Analog Devices, Inc.
2.95%, 1/12/21	25,000	25,119
2.88%, 6/1/23	28,000	28,190
3.50%, 12/5/26	336,000	336,438
Andeavor Logistics L.P.
5.25%, 1/15/25	355,000	373,106
5.20%, 12/1/47	25,000	25,539
Anthem, Inc.
3.13%, 5/15/22	80,000	80,789
3.50%, 8/15/24	40,000	40,933
3.35%, 12/1/24	500,000	509,659
3.65%, 12/1/27	525,000	529,775
4.63%, 5/15/42	125,000	130,098
4.65%, 1/15/43	110,000	114,595
4.65%, 8/15/44	200,000	206,920
4.55%, 3/1/48	230,000	235,610
Aon Corp.
4.50%, 12/15/28	265,000	286,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Aon PLC
3.50%, 6/14/24	$10,000	$10,284
3.88%, 12/15/25	175,000	182,701
4.75%, 5/15/45	75,000	80,772
Apache Corp.
6.00%, 1/15/37	40,000	45,172
5.10%, 9/1/40	100,000	99,408
4.75%, 4/15/43	105,000	99,593
4.25%, 1/15/44	50,000	44,865
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	101,825
7.00%, 4/1/38	80,000	109,443
Apple, Inc.
3.85%, 5/4/43	250,000	254,482
3.45%, 2/9/45	100,000	94,839
4.65%, 2/23/46	75,000	85,215
3.75%, 11/13/47	400,000	399,142
Aptiv Corp.
4.15%, 3/15/24	25,000	25,911
Aptiv PLC
4.40%, 10/1/46	20,000	18,488
Aqua America, Inc.
3.57%, 5/1/29	350,000	357,419
Arch Capital Finance LLC
4.01%, 12/15/26	290,000	307,584
Arch Capital Group US, Inc.
5.14%, 11/1/43	35,000	40,982
Archer-Daniels-Midland Co.
2.50%, 8/11/26	185,000	181,210
Ares Capital Corp.
3.63%, 1/19/22	25,000	25,136
Assurant, Inc.
4.00%, 3/15/23	25,000	25,754
4.90%, 3/27/28	25,000	26,668
AT&T, Inc.
2.45%, 6/30/20	375,000	374,089
3.20%, 3/1/22	20,000	20,253
2.63%, 12/1/22	10,000	9,966
4.45%, 4/1/24	250,000	266,810
3.95%, 1/15/25	70,000	72,893
3.40%, 5/15/25	455,000	460,942
4.13%, 2/17/26	70,000	72,950
4.25%, 3/1/27	500,000	521,496
4.10%, 2/15/28	410,000	422,555
4.30%, 2/15/30	245,000	253,489
4.50%, 5/15/35	465,000	469,263
5.25%, 3/1/37	220,000	236,425
4.85%, 3/1/39	430,000	441,562
6.00%, 8/15/40	150,000	173,293
6.38%, 3/1/41	175,000	209,537
5.15%, 3/15/42	50,000	52,992
4.30%, 12/15/42	182,000	172,943
4.80%, 6/15/44	61,000	61,105
4.35%, 6/15/45	175,000	166,745
4.75%, 5/15/46	280,000	279,054
5.15%, 11/15/46	120,000	125,285
5.65%, 2/15/47	85,000	95,602
5.45%, 3/1/47	280,000	308,002
4.50%, 3/9/48	450,000	433,276
4.55%, 3/9/49	179,000	173,854
5.15%, 2/15/50	295,000	309,518
5.70%, 3/1/57	287,000	322,248
Athene Holding Ltd.
4.13%, 1/12/28	245,000	240,451
Autodesk, Inc.
4.38%, 6/15/25	25,000	26,269
3.50%, 6/15/27	165,000	162,943
AutoNation, Inc.
3.80%, 11/15/27	70,000	67,357
AutoZone, Inc.
2.88%, 1/15/23	25,000	25,114
3.13%, 7/15/23	50,000	50,716
3.25%, 4/15/25	73,000	73,845
3.75%, 6/1/27	305,000	313,616
3.75%, 4/18/29	175,000	178,597
AvalonBay Communities, Inc.
3.50%, 11/15/24	25,000	25,963
2.90%, 10/15/26	50,000	50,128
3.35%, 5/15/27	258,000	265,025
3.20%, 1/15/28	25,000	25,460
Avangrid, Inc.
3.15%, 12/1/24	50,000	50,150
Avery Dennison Corp.
4.88%, 12/6/28	25,000	27,279
AXA Equitable Holdings, Inc.
4.35%, 4/20/28	225,000	231,710
5.00%, 4/20/48	95,000	95,855
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	25,419
Baltimore Gas & Electric Co.
2.40%, 8/15/26	290,000	278,630
Bank of America Corp.
2.15%, 11/9/20	335,000	333,629
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(b)	100,000	100,792
4.00%, 4/1/24	508,000	532,620
3.86%, 7/23/24, (3.864% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.94% thereafter)(b)	125,000	129,480
4.20%, 8/26/24	599,000	627,462
3.95%, 4/21/25, Series L	623,000	639,376
3.88%, 8/1/25	48,000	50,182
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	8,000	8,004
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	500,000	504,434
4.45%, 3/3/26	50,000	52,735
4.25%, 10/22/26	50,000	52,122
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(b)	200,000	203,810
3.25%, 10/21/27	300,000	298,876
4.18%, 11/25/27, Series L	201,000	207,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(b)	$100,000	$102,882
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(b)	350,000	357,126
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(b)	175,000	176,854
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)	850,000	849,259
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(b)	825,000	854,357
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(b)	340,000	359,964
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(b)	400,000	415,480
6.11%, 1/29/37	267,000	326,371
Bank One Corp.
7.63%, 10/15/26	517,000	652,382
8.00%, 4/29/27	1,000	1,299
BankUnited, Inc.
4.88%, 11/17/25	10,000	10,708
Baxalta, Inc.
4.00%, 6/23/25	335,000	351,721
5.25%, 6/23/45	60,000	70,851
Baxter International, Inc.
2.60%, 8/15/26	240,000	234,589
BB&T Corp.
2.75%, 4/1/22	250,000	252,110
2.85%, 10/26/24	303,000	306,465
Becton Dickinson and Co.
3.25%, 11/12/20	3,000	3,021
3.36%, 6/6/24	340,000	345,174
3.73%, 12/15/24	70,000	72,210
3.70%, 6/6/27	200,000	204,888
4.67%, 6/6/47	215,000	231,316
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	20,000	20,226
8.48%, 9/15/28	150,000	212,932
Berkshire Hathaway Finance Corp.
4.25%, 1/15/49	250,000	270,932
Berkshire Hathaway, Inc.
4.50%, 2/11/43	50,000	55,768
Best Buy Co., Inc.
4.45%, 10/1/28	60,000	61,841
BGC Partners, Inc.
5.38%, 7/24/23	150,000	155,878
Biogen, Inc.
2.90%, 9/15/20	50,000	50,156
5.20%, 9/15/45	152,000	169,313
Black Hills Corp.
4.25%, 11/30/23	25,000	26,224
Block Financial LLC
4.13%, 10/1/20	35,000	35,587
Boardwalk Pipelines L.P.
4.95%, 12/15/24	100,000	106,087
4.45%, 7/15/27	100,000	100,130
Boeing Co. (The)
2.80%, 3/1/23	140,000	140,862
2.85%, 10/30/24	35,000	35,241
2.25%, 6/15/26	50,000	48,041
2.80%, 3/1/27	275,000	271,394
Booking Holdings, Inc.
3.60%, 6/1/26	65,000	67,403
3.55%, 3/15/28	35,000	36,053
BorgWarner, Inc.
4.38%, 3/15/45	33,000	32,034
Boston Properties L.P.
4.13%, 5/15/21	180,000	184,637
3.13%, 9/1/23	23,000	23,346
3.80%, 2/1/24	50,000	51,958
3.20%, 1/15/25	8,000	8,090
3.65%, 2/1/26	180,000	184,158
2.75%, 10/1/26	65,000	62,488
Boston Scientific Corp.
3.45%, 3/1/24	225,000	231,316
3.85%, 5/15/25	300,000	314,562
3.75%, 3/1/26	170,000	176,397
7.00%, 11/15/35	165,000	219,714
7.38%, 1/15/40	2,000	2,849
BP Capital Markets America, Inc.
3.22%, 11/28/23	193,000	196,837
3.22%, 4/14/24	25,000	25,523
3.12%, 5/4/26	125,000	125,370
3.02%, 1/16/27	350,000	347,263
3.59%, 4/14/27	135,000	139,047
4.23%, 11/6/28	100,000	107,750
Branch Banking & Trust Co.
3.63%, 9/16/25	250,000	258,081
Brighthouse Financial, Inc.
3.70%, 6/22/27	210,000	195,831
4.70%, 6/22/47	131,000	104,520
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	190,173
3.65%, 6/15/24	150,000	151,538
4.13%, 6/15/26	30,000	30,797
Broadcom Corp.
3.00%, 1/15/22	590,000	586,828
3.63%, 1/15/24	385,000	381,386
3.88%, 1/15/27	440,000	418,802
3.50%, 1/15/28	320,000	292,391
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	25,190
Brown & Brown, Inc.
4.20%, 9/15/24	20,000	20,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Buckeye Partners L.P.
4.15%, 7/1/23	$54,000	$53,958
3.95%, 12/1/26	55,000	50,628
5.60%, 10/15/44	100,000	88,114
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	562,000	530,506
3.75%, 9/25/27	67,000	64,424
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	75,000	78,731
3.00%, 4/1/25	71,000	71,926
3.65%, 9/1/25	120,000	126,249
3.25%, 6/15/27(c)	40,000	41,518
CA, Inc.
4.70%, 3/15/27	30,000	29,987
Campbell Soup Co.
3.30%, 3/19/25	20,000	19,909
4.80%, 3/15/48	350,000	338,532
Capital One Financial Corp.
4.75%, 7/15/21	40,000	41,769
3.05%, 3/9/22	25,000	25,223
3.20%, 1/30/23	880,000	891,519
3.50%, 6/15/23	25,000	25,640
3.30%, 10/30/24	100,000	100,806
3.20%, 2/5/25	20,000	19,992
4.20%, 10/29/25	109,000	112,887
3.75%, 3/9/27	255,000	255,214
3.80%, 1/31/28	56,000	55,988
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	178,207
4.50%, 11/15/44	75,000	68,169
4.37%, 6/15/47	155,000	138,775
Carlisle Cos., Inc.
3.50%, 12/1/24	100,000	101,488
3.75%, 12/1/27	25,000	24,975
Carnival Corp.
3.95%, 10/15/20	17,000	17,308
Caterpillar Financial Services Corp.
1.85%, 9/4/20	145,000	144,033
3.30%, 6/9/24	40,000	41,297
2.40%, 8/9/26	190,000	184,404
Caterpillar, Inc.
3.90%, 5/27/21	300,000	309,356
3.40%, 5/15/24	111,000	114,897
CBRE Services, Inc.
4.88%, 3/1/26	153,000	164,360
CBS Corp.
2.50%, 2/15/23	305,000	301,382
3.50%, 1/15/25	35,000	35,432
4.00%, 1/15/26	120,000	122,963
2.90%, 1/15/27	92,000	86,876
3.38%, 2/15/28	125,000	120,632
7.88%, 7/30/30	47,000	62,368
4.85%, 7/1/42	10,000	10,031
4.90%, 8/15/44	275,000	281,364
Celgene Corp.
3.63%, 5/15/24	358,000	371,323
3.88%, 8/15/25	340,000	357,445
3.90%, 2/20/28	400,000	419,938
5.00%, 8/15/45	104,000	121,140
4.35%, 11/15/47	40,000	42,204
4.55%, 2/20/48	210,000	228,652
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	290,000	281,331
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	15,314
4.00%, 4/1/28	220,000	232,225
CenterPoint Energy, Inc.
4.25%, 11/1/28	40,000	42,677
Charter Communications Operating LLC
4.46%, 7/23/22	230,000	238,459
4.91%, 7/23/25	450,000	475,310
4.20%, 3/15/28	150,000	150,729
6.38%, 10/23/35	550,000	616,815
5.38%, 4/1/38	100,000	102,477
6.48%, 10/23/45	235,000	265,274
5.38%, 5/1/47	220,000	220,032
5.75%, 4/1/48	175,000	184,330
Chubb INA Holdings, Inc.
3.35%, 5/3/26	180,000	185,347
Church & Dwight Co., Inc.
2.45%, 8/1/22	100,000	99,469
3.15%, 8/1/27	185,000	184,103
Cigna Corp.
4.13%, 11/15/25(d)	140,000	146,069
4.38%, 10/15/28(d)	485,000	508,789
4.80%, 8/15/38(d)	400,000	407,568
4.90%, 12/15/48(d)	170,000	173,955
Cigna Holding Co.
5.13%, 6/15/20	260,000	266,318
3.05%, 10/15/27	500,000	484,005
3.88%, 10/15/47	96,000	83,792
Cimarex Energy Co.
4.38%, 6/1/24	63,000	65,926
3.90%, 5/15/27	250,000	255,324
Cisco Systems, Inc.
3.63%, 3/4/24	272,000	287,054
2.95%, 2/28/26	225,000	225,450
2.50%, 9/20/26	40,000	39,446
Citigroup, Inc.
2.65%, 10/26/20	25,000	25,053
4.05%, 7/30/22	172,000	178,094
3.50%, 5/15/23	65,000	66,244
2.88%, 7/24/23, (2.876% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.95% thereafter)(b)	250,000	250,672
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(b)	200,000	208,233
4.00%, 8/5/24	25,000	25,949
3.88%, 3/26/25	500,000	513,122
3.30%, 4/27/25	240,000	243,964
4.40%, 6/10/25	377,000	396,068
5.50%, 9/13/25	200,000	222,168
4.60%, 3/9/26	25,000	26,438
3.20%, 10/21/26	100,000	99,607
4.45%, 9/29/27	450,000	470,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(b)	$520,000	$535,220
6.63%, 1/15/28	150,000	181,824
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(b)	536,000	543,638
4.13%, 7/25/28	354,000	364,158
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(b)	400,000	400,222
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(b)	185,000	192,439
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(b)	500,000	517,800
6.00%, 10/31/33	50,000	59,777
6.68%, 9/13/43	150,000	198,694
5.30%, 5/6/44	50,000	57,429
4.75%, 5/18/46	125,000	134,528
Citizens Bank NA
2.55%, 5/13/21	500,000	498,273
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	25,326
Cleco Corporate Holdings LLC
3.74%, 5/1/26	64,000	64,245
Clorox Co. (The)
3.10%, 10/1/27	240,000	240,364
CMS Energy Corp.
3.45%, 8/15/27	350,000	356,068
CNA Financial Corp.
5.75%, 8/15/21	2,000	2,133
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	340,000	362,899
Coca-Cola Co. (The)
2.20%, 5/25/22	500,000	499,533
3.20%, 11/1/23	206,000	213,413
2.90%, 5/25/27	150,000	151,804
Colgate-Palmolive Co.
3.70%, 8/1/47	200,000	210,272
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	48,000	51,307
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	152,440
Comcast Corp.
3.00%, 2/1/24	1,050,000	1,064,232
3.38%, 2/15/25	25,000	25,712
3.38%, 8/15/25	511,000	524,072
3.15%, 3/1/26	316,000	320,710
2.35%, 1/15/27	360,000	343,949
3.30%, 2/1/27	95,000	96,288
3.15%, 2/15/28	230,000	230,062
Conagra Brands, Inc.
7.00%, 10/1/28	23,000	28,098
4.85%, 11/1/28	95,000	102,128
Concho Resources, Inc.
4.38%, 1/15/25	8,000	8,290
3.75%, 10/1/27	100,000	101,455
4.88%, 10/1/47	290,000	305,478
4.85%, 8/15/48	40,000	41,986
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	102,367
ConocoPhillips Co.
4.95%, 3/15/26	260,000	291,764
Constellation Brands, Inc.
4.75%, 11/15/24	25,000	27,144
3.70%, 12/6/26	663,000	676,905
4.50%, 5/9/47	265,000	267,296
4.10%, 2/15/48	200,000	189,825
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	39,796	41,033
Continental Resources, Inc.
4.50%, 4/15/23	100,000	103,372
4.90%, 6/1/44	70,000	71,545
Corning, Inc.
5.75%, 8/15/40	100,000	116,683
4.75%, 3/15/42	200,000	213,826
Costco Wholesale Corp.
2.75%, 5/18/24	100,000	101,269
3.00%, 5/18/27	80,000	81,640
Crown Castle International Corp.
4.88%, 4/15/22	83,000	87,804
5.25%, 1/15/23	65,000	69,890
3.20%, 9/1/24	20,000	20,041
4.45%, 2/15/26	100,000	105,972
4.00%, 3/1/27	295,000	303,495
3.65%, 9/1/27	537,000	538,832
4.30%, 2/15/29	250,000	259,108
5.20%, 2/15/49	25,000	27,328
CSX Corp.
4.25%, 6/1/21	30,000	30,870
3.40%, 8/1/24	25,000	25,926
3.35%, 11/1/25	44,000	45,047
3.25%, 6/1/27	265,000	266,534
3.80%, 3/1/28	117,000	122,485
6.15%, 5/1/37	150,000	187,570
5.50%, 4/15/41	25,000	29,404
4.75%, 5/30/42	17,000	18,696
4.10%, 3/15/44	110,000	111,913
3.80%, 11/1/46	130,000	125,493
4.30%, 3/1/48	130,000	137,005
4.50%, 8/1/54	100,000	104,686
CubeSmart L.P.
4.38%, 2/15/29	25,000	26,167
CVS Health Corp.
2.13%, 6/1/21	310,000	306,431
3.50%, 7/20/22	2,000	2,035
4.00%, 12/5/23	175,000	181,015
3.88%, 7/20/25	178,000	182,520
2.88%, 6/1/26	150,000	143,774
4.30%, 3/25/28	770,000	793,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
4.88%, 7/20/35	$439,000	$449,121
4.78%, 3/25/38	175,000	175,302
5.13%, 7/20/45	325,000	331,679
5.05%, 3/25/48	800,000	814,995
Dell International LLC
4.42%, 6/15/21(d)	50,000	51,246
5.45%, 6/15/23(d)	283,000	300,917
6.02%, 6/15/26(d)	180,000	194,662
5.30%, 10/1/29(d)	350,000	358,319
8.10%, 7/15/36(d)	235,000	282,016
8.35%, 7/15/46(d)	365,000	446,205
Delta Air Lines, Inc.
2.60%, 12/4/20	5,000	4,986
4.38%, 4/19/28	45,000	45,254
Devon Energy Corp.
3.25%, 5/15/22	69,000	69,829
4.75%, 5/15/42	100,000	103,838
5.00%, 6/15/45	50,000	54,535
Digital Realty Trust L.P.
2.75%, 2/1/23	25,000	24,756
Discover Bank
4.65%, 9/13/28	250,000	265,267
Discover Financial Services
3.95%, 11/6/24	71,000	73,325
3.75%, 3/4/25	210,000	212,887
Discovery Communications LLC
4.90%, 3/11/26	54,000	58,122
3.95%, 3/20/28	85,000	85,469
5.00%, 9/20/37	450,000	451,685
6.35%, 6/1/40	50,000	56,472
4.95%, 5/15/42	30,000	28,934
4.88%, 4/1/43	35,000	33,694
5.20%, 9/20/47	90,000	90,293
Dollar General Corp.
3.88%, 4/15/27	350,000	358,602
Dominion Energy South Carolina, Inc.
4.25%, 8/15/28	200,000	218,780
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	25,000	24,577
3.90%, 10/1/25	40,000	42,043
4.25%, 6/1/28	75,000	79,811
5.25%, 8/1/33, Series F	45,000	52,051
7.00%, 6/15/38	25,000	33,002
4.90%, 8/1/41, Series C	35,000	38,340
4.70%, 12/1/44	100,000	109,078
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(b)	6,000	6,130
Dow Chemical Co. (The)
4.25%, 11/15/20	16,000	16,306
3.00%, 11/15/22	40,000	40,290
3.50%, 10/1/24	385,000	393,283
4.80%, 11/30/28(d)	100,000	108,442
7.38%, 11/1/29	336,000	430,801
5.25%, 11/15/41	30,000	32,652
4.38%, 11/15/42	75,000	71,769
4.63%, 10/1/44	80,000	80,060
DowDuPont, Inc.
4.49%, 11/15/25	360,000	387,125
4.73%, 11/15/28	235,000	256,801
5.42%, 11/15/48	100,000	113,459
DPL, Inc.
4.35%, 4/15/29(d)	350,000	358,382
DTE Energy Co.
3.70%, 8/1/23, Series D	205,000	212,668
Duke Energy Carolinas LLC
2.95%, 12/1/26	120,000	120,543
3.95%, 11/15/28	200,000	215,783
Duke Energy Corp.
3.95%, 10/15/23	125,000	130,774
2.65%, 9/1/26	355,000	342,651
3.15%, 8/15/27	175,000	174,104
4.80%, 12/15/45	35,000	38,475
3.75%, 9/1/46	40,000	37,440
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	55,902
Duke Energy Progress LLC
3.25%, 8/15/25	40,000	41,146
3.70%, 9/1/28	50,000	52,566
Duke Realty L.P.
3.25%, 6/30/26	15,000	15,035
4.00%, 9/15/28	50,000	52,804
DXC Technology Co.
4.25%, 4/15/24	315,000	326,532
4.75%, 4/15/27	245,000	257,844
Eagle Materials, Inc.
4.50%, 8/1/26	300,000	306,926
Eastman Chemical Co.
3.80%, 3/15/25	38,000	39,488
4.50%, 12/1/28	40,000	41,992
4.65%, 10/15/44	100,000	98,234
Eaton Corp.
3.10%, 9/15/27	400,000	400,319
Eaton Vance Corp.
3.50%, 4/6/27	118,000	120,756
eBay, Inc.
3.80%, 3/9/22	26,000	26,690
2.75%, 1/30/23	230,000	229,546
3.45%, 8/1/24	10,000	10,188
3.60%, 6/5/27	365,000	365,488
4.00%, 7/15/42	100,000	89,757
Ecolab, Inc.
2.70%, 11/1/26	175,000	172,882
3.25%, 12/1/27	25,000	25,487
Edison International
4.13%, 3/15/28	45,000	42,871
Eli Lilly & Co.
2.75%, 6/1/25	170,000	171,541
3.38%, 3/15/29	350,000	363,751
Enable Midstream Partners L.P.
3.90%, 5/15/24	78,000	78,258
4.40%, 3/15/27	35,000	34,454
4.95%, 5/15/28	170,000	173,720
Energy Transfer Operating L.P.
4.65%, 6/1/21	10,000	10,303
4.75%, 1/15/26	250,000	260,042
5.25%, 4/15/29	100,000	107,799
6.63%, 10/15/36	100,000	112,855
5.80%, 6/15/38, Series 20Y	46,000	49,041
7.50%, 7/1/38	40,000	48,791
6.05%, 6/1/41	42,000	45,087
6.50%, 2/1/42	56,000	63,134
5.95%, 10/1/43	71,000	74,968
5.15%, 3/15/45	55,000	53,268
6.13%, 12/15/45	55,000	60,294
5.30%, 4/15/47	25,000	24,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Energy Transfer Partners L.P.
5.00%, 10/1/22	$175,000	$184,703
Entergy Corp.
2.95%, 9/1/26	320,000	314,731
Entergy Texas, Inc.
4.50%, 3/30/39	200,000	216,688
Enterprise Products Operating LLC
3.90%, 2/15/24	115,000	119,935
4.15%, 10/16/28	150,000	159,062
6.13%, 10/15/39	250,000	303,411
5.95%, 2/1/41	100,000	119,172
4.85%, 8/15/42	100,000	106,145
5.10%, 2/15/45	85,000	93,447
4.90%, 5/15/46	302,000	323,314
4.95%, 10/15/54	50,000	53,903
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(b)	433,000	396,938
EOG Resources, Inc.
2.63%, 3/15/23	180,000	180,030
4.15%, 1/15/26	100,000	107,037
EPR Properties
4.75%, 12/15/26	250,000	262,070
4.50%, 6/1/27	250,000	257,835
EQM Midstream Partners L.P.
4.00%, 8/1/24	200,000	196,555
5.50%, 7/15/28	98,000	100,948
EQT Corp.
3.90%, 10/1/27	101,000	96,372
ERP Operating L.P.
3.25%, 8/1/27	308,000	314,439
Essex Portfolio L.P.
4.00%, 3/1/29	100,000	104,949
Eversource Energy
2.75%, 3/15/22, Series K	282,000	283,698
2.90%, 10/1/24, Series L	50,000	50,275
Exelon Corp.
3.95%, 6/15/25	377,000	396,095
3.40%, 4/15/26	75,000	75,722
4.95%, 6/15/35	20,000	22,225
5.10%, 6/15/45	100,000	113,117
4.45%, 4/15/46	40,000	41,653
Exelon Generation Co. LLC
6.25%, 10/1/39	60,000	70,045
5.60%, 6/15/42	97,000	105,197
Expedia Group, Inc.
4.50%, 8/15/24	30,000	31,834
5.00%, 2/15/26	350,000	377,557
Express Scripts Holding Co.
4.75%, 11/15/21	16,000	16,777
3.05%, 11/30/22	85,000	85,683
3.00%, 7/15/23	80,000	80,259
4.50%, 2/25/26	110,000	116,749
3.40%, 3/1/27	110,000	109,366
6.13%, 11/15/41	21,000	25,042
4.80%, 7/15/46	125,000	125,126
Exxon Mobil Corp.
3.57%, 3/6/45	300,000	303,853
FedEx Corp.
2.63%, 8/1/22	155,000	155,185
4.00%, 1/15/24	20,000	21,142
3.25%, 4/1/26	306,000	311,064
3.30%, 3/15/27	79,000	79,171
3.88%, 8/1/42	70,000	64,164
4.10%, 4/15/43	181,000	168,786
4.75%, 11/15/45	167,000	169,171
4.55%, 4/1/46	90,000	89,142
4.40%, 1/15/47	120,000	115,721
4.05%, 2/15/48	150,000	137,397
Fidelity National Financial, Inc.
4.50%, 8/15/28(d)	220,000	227,163
Fidelity National Information Services, Inc.
5.00%, 10/15/25	341,000	376,730
3.00%, 8/15/26	70,000	68,906
4.50%, 8/15/46	25,000	25,589
4.75%, 5/15/48, Series 30Y	40,000	43,011
Fifth Third Bancorp
2.88%, 7/27/20	218,000	218,871
4.30%, 1/16/24	225,000	238,593
8.25%, 3/1/38	100,000	143,570
FirstEnergy Corp.
3.90%, 7/15/27, Series B	100,000	102,591
7.38%, 11/15/31, Series C	146,000	196,060
4.85%, 7/15/47, Series C	75,000	81,992
Florida Power & Light Co.
3.99%, 3/1/49	50,000	53,371
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	7,911
Fluor Corp.
4.25%, 9/15/28	250,000	252,417
Ford Motor Co.
4.35%, 12/8/26	135,000	132,435
6.63%, 10/1/28	40,000	43,814
7.45%, 7/16/31	150,000	170,089
4.75%, 1/15/43	175,000	145,016
7.40%, 11/1/46	25,000	27,056
5.29%, 12/8/46	245,000	215,312
Ford Motor Credit Co. LLC
3.81%, 1/9/24	500,000	486,146
4.13%, 8/4/25	200,000	193,870
3.82%, 11/2/27	200,000	183,862
Fortive Corp.
3.15%, 6/15/26	200,000	198,184
Fox Corp.
3.67%, 1/25/22(d)	100,000	102,554
4.03%, 1/25/24(d)	265,000	277,653
5.48%, 1/25/39(d)	90,000	102,624
5.58%, 1/25/49(d)	115,000	133,975
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	146,367
GATX Corp.
3.25%, 3/30/25	170,000	168,015
3.85%, 3/30/27	110,000	111,211
4.55%, 11/7/28	90,000	95,085
4.70%, 4/1/29	35,000	37,374
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	500,000	495,131
3.37%, 11/15/25	290,000	286,849
4.42%, 11/15/35	870,000	826,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
General Dynamics Corp.
3.50%, 5/15/25	$65,000	$68,149
2.13%, 8/15/26	225,000	215,763
2.63%, 11/15/27	50,000	49,186
3.75%, 5/15/28	100,000	106,795
General Electric Co.
4.38%, 9/16/20	130,000	132,517
4.65%, 10/17/21	170,000	176,677
6.75%, 3/15/32, Series A	215,000	258,394
6.15%, 8/7/37	60,000	68,419
5.88%, 1/14/38	350,000	384,623
6.88%, 1/10/39	135,000	163,966
4.13%, 10/9/42	50,000	44,617
4.50%, 3/11/44	250,000	234,863
General Mills, Inc.
3.65%, 2/15/24	2,000	2,065
3.20%, 2/10/27	350,000	348,254
4.20%, 4/17/28	275,000	289,974
4.15%, 2/15/43	135,000	129,029
4.70%, 4/17/48(c)	45,000	46,301
General Motors Co.
4.00%, 4/1/25	30,000	29,788
4.20%, 10/1/27	100,000	97,228
6.60%, 4/1/36	80,000	84,211
5.15%, 4/1/38	500,000	459,569
5.20%, 4/1/45	75,000	68,074
6.75%, 4/1/46	175,000	185,550
General Motors Financial Co., Inc.
3.20%, 7/6/21	30,000	29,975
4.38%, 9/25/21	20,000	20,497
3.45%, 1/14/22	20,000	20,036
3.45%, 4/10/22	84,000	84,136
3.15%, 6/30/22	330,000	327,639
4.00%, 1/15/25	253,000	250,925
4.35%, 4/9/25	50,000	50,183
4.30%, 7/13/25	421,000	425,487
5.25%, 3/1/26	60,000	62,886
4.00%, 10/6/26	100,000	97,726
4.35%, 1/17/27	385,000	381,057
3.85%, 1/5/28	25,000	23,460
Genpact Luxembourg SARL
3.70%, 4/1/22	130,000	129,505
Georgia Power Co.
3.25%, 3/30/27	425,000	424,911
Georgia-Pacific LLC
8.00%, 1/15/24	30,000	36,931
Gilead Sciences, Inc.
3.70%, 4/1/24	400,000	418,364
3.65%, 3/1/26	260,000	269,784
2.95%, 3/1/27	300,000	298,067
GLP Capital L.P.
5.38%, 4/15/26	105,000	111,269
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/23	80,000	82,143
4.00%, 3/3/24	425,000	442,774
3.85%, 7/8/24	50,000	51,723
3.50%, 1/23/25	555,000	562,287
3.75%, 5/22/25	128,000	131,137
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(b)	40,000	39,995
4.25%, 10/21/25	276,000	286,084
3.75%, 2/25/26	125,000	127,577
3.50%, 11/16/26	500,000	501,425
5.95%, 1/15/27	150,000	171,877
3.85%, 1/26/27	450,000	459,944
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(b)	620,000	623,798
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(b)	750,000	758,066
6.75%, 10/1/37	790,000	994,890
5.15%, 5/22/45	100,000	109,076
Halliburton Co.
3.50%, 8/1/23	50,000	51,298
3.80%, 11/15/25	100,000	103,036
4.85%, 11/15/35	55,000	58,910
6.70%, 9/15/38	170,000	207,922
7.45%, 9/15/39	78,000	102,591
4.50%, 11/15/41	2,000	1,995
5.00%, 11/15/45	105,000	110,025
Harris Corp.
3.83%, 4/27/25	185,000	191,641
4.40%, 6/15/28	55,000	58,995
4.85%, 4/27/35	67,000	73,143
5.05%, 4/27/45	50,000	57,043
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	68,096
4.40%, 3/15/48	35,000	36,862
Hasbro, Inc.
3.50%, 9/15/27	200,000	199,977
6.35%, 3/15/40	156,000	183,089
HCA, Inc.
5.25%, 4/15/25	325,000	350,174
5.50%, 6/15/47	250,000	263,116
HCP, Inc.
4.25%, 11/15/23	20,000	21,043
3.88%, 8/15/24	50,000	51,906
3.40%, 2/1/25	59,000	59,700
4.00%, 6/1/25	120,000	125,843
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	25,000	24,769
Hershey Co. (The)
2.30%, 8/15/26	35,000	34,139
Hess Corp.
4.30%, 4/1/27	100,000	100,512
6.00%, 1/15/40	165,000	175,611
5.80%, 4/1/47	250,000	262,337
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	260,000	263,126
4.90%, 10/15/25	380,000	405,451
6.20%, 10/15/35	50,000	54,658
6.35%, 10/15/45	160,000	171,724
Hexcel Corp.
4.70%, 8/15/25	8,000	8,592
3.95%, 2/15/27	150,000	151,961
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	25,713
4.20%, 4/15/29	100,000	103,017
Historic TW, Inc.
6.63%, 5/15/29	36,000	44,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Home Depot, Inc. (The)
3.35%, 9/15/25	$105,000	$109,361
3.00%, 4/1/26	155,000	157,583
2.80%, 9/14/27	575,000	573,720
Honeywell International, Inc.
2.50%, 11/1/26	195,000	191,662
Hospitality Properties Trust
4.50%, 3/15/25	110,000	113,172
3.95%, 1/15/28	15,000	14,286
4.38%, 2/15/30	185,000	179,040
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	25,000	26,431
4.00%, 6/15/25, Series E	20,000	20,348
Hubbell, Inc.
3.63%, 11/15/22	25,000	25,607
3.15%, 8/15/27	8,000	7,783
Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	175,472
4.65%, 4/1/29	185,000	195,044
Humana, Inc.
3.15%, 12/1/22	15,000	15,159
3.95%, 3/15/27	195,000	198,445
4.95%, 10/1/44	50,000	52,222
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	24,803
Huntington National Bank (The)
3.55%, 10/6/23	500,000	518,636
Huntsman International LLC
4.50%, 5/1/29	375,000	379,960
Illinois Tool Works, Inc.
3.38%, 9/15/21	200,000	203,743
3.50%, 3/1/24	35,000	36,688
2.65%, 11/15/26	99,000	98,811
4.88%, 9/15/41	2,000	2,410
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	75,000	75,326
4.25%, 6/15/23	218,000	229,541
5.75%, 6/15/43	130,000	158,745
Ingersoll-Rand Luxembourg Finance S.A.
3.80%, 3/21/29	150,000	153,308
Ingredion, Inc.
3.20%, 10/1/26	109,000	107,167
Intel Corp.
1.70%, 5/19/21	25,000	24,724
2.88%, 5/11/24	220,000	223,006
3.70%, 7/29/25	178,000	187,444
2.60%, 5/19/26	100,000	98,744
3.15%, 5/11/27	304,000	310,038
Intercontinental Exchange, Inc.
3.45%, 9/21/23	43,000	44,472
3.75%, 12/1/25	386,000	406,164
3.10%, 9/15/27	47,000	47,329
3.75%, 9/21/28	358,000	380,104
International Business Machines Corp.
7.00%, 10/30/25	129,000	159,182
3.45%, 2/19/26	160,000	163,745
3.30%, 1/27/27	150,000	152,620
3.50%, 5/15/29	750,000	766,102
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	177,000	173,909
5.00%, 9/26/48	50,000	53,495
International Lease Finance Corp.
8.25%, 12/15/20	10,000	10,780
8.63%, 1/15/22	5,000	5,684
International Paper Co.
3.80%, 1/15/26	355,000	367,290
3.00%, 2/15/27	161,000	155,832
7.30%, 11/15/39	100,000	127,986
6.00%, 11/15/41	75,000	84,865
4.80%, 6/15/44	55,000	54,948
4.40%, 8/15/47	85,000	79,760
4.35%, 8/15/48	100,000	92,666
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	176,000	185,936
5.40%, 10/1/48	35,000	37,332
Interstate Power & Light Co.
6.25%, 7/15/39	10,000	13,070
3.70%, 9/15/46	150,000	142,454
Invesco Finance PLC
4.00%, 1/30/24	42,000	44,193
Jefferies Financial Group, Inc.
5.50%, 10/18/23	103,000	109,323
Jefferies Group LLC
6.88%, 4/15/21	70,000	74,838
4.85%, 1/15/27	153,000	155,131
4.15%, 1/23/30	129,000	119,792
6.25%, 1/15/36	121,000	128,532
JM Smucker Co. (The)
4.25%, 3/15/35	150,000	150,575
4.38%, 3/15/45	5,000	4,966
John Deere Capital Corp.
3.45%, 3/13/25	135,000	140,516
3.05%, 1/6/28	25,000	25,236
Johnson & Johnson
3.40%, 1/15/38	650,000	653,718
3.75%, 3/3/47	100,000	104,523
Johnson Controls International PLC
3.90%, 2/14/26	10,000	10,313
4.63%, 7/2/44	30,000	30,532
5.13%, 9/14/45	11,000	12,094
JPMorgan Chase & Co.
2.40%, 6/7/21	350,000	349,139
3.88%, 2/1/24	147,000	154,460
3.63%, 5/13/24	350,000	363,484
3.88%, 9/10/24	425,000	441,856
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	150,000	157,262
3.13%, 1/23/25	180,000	181,606
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	140,000	141,824
3.90%, 7/15/25	50,000	52,473
3.30%, 4/1/26	720,000	729,200
2.95%, 10/1/26	53,000	52,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
4.13%, 12/15/26	$250,000	$262,507
4.25%, 10/1/27	95,000	100,145
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(b)	390,000	402,593
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)	390,000	395,587
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(b)	400,000	404,047
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(b)	482,000	503,695
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(b)	200,000	211,844
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(b)	400,000	433,056
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	26,516
5.95%, 3/15/41	161,000	171,737
Kansas City Southern
4.30%, 5/15/43	19,000	19,170
4.70%, 5/1/48	125,000	134,161
Kellogg Co.
4.00%, 12/15/20	180,000	183,823
2.65%, 12/1/23	16,000	16,003
3.25%, 4/1/26	145,000	144,133
3.40%, 11/15/27	155,000	154,902
7.45%, 4/1/31, Series B	50,000	66,387
4.50%, 4/1/46	60,000	59,368
Kemper Corp.
4.35%, 2/15/25	125,000	129,182
Kennametal, Inc.
4.63%, 6/15/28	220,000	228,734
Kerr-McGee Corp.
6.95%, 7/1/24	72,000	84,720
7.88%, 9/15/31	34,000	45,713
Keurig Dr Pepper, Inc.
4.42%, 5/25/25(d)	65,000	68,636
2.55%, 9/15/26	25,000	23,336
3.43%, 6/15/27	140,000	137,604
4.60%, 5/25/28(d)	170,000	181,693
4.99%, 5/25/38(d)	115,000	122,331
4.50%, 11/15/45	100,000	96,244
5.09%, 5/25/48(d)	125,000	133,697
KeyCorp
4.10%, 4/30/28	240,000	256,375
Kilroy Realty L.P.
3.45%, 12/15/24	87,000	88,677
4.38%, 10/1/25	160,000	169,073
4.25%, 8/15/29	50,000	52,300
Kimberly-Clark Corp.
3.20%, 4/25/29	250,000	256,778
Kimco Realty Corp.
3.30%, 2/1/25	142,000	143,584
2.80%, 10/1/26	197,000	189,764
4.25%, 4/1/45	29,000	28,595
4.45%, 9/1/47	50,000	50,801
Kinder Morgan Energy Partners L.P.
3.50%, 3/1/21	30,000	30,366
7.30%, 8/15/33	1,000	1,269
6.95%, 1/15/38	90,000	110,983
6.50%, 9/1/39	90,000	105,795
6.38%, 3/1/41	8,000	9,501
5.63%, 9/1/41	200,000	215,207
5.00%, 3/1/43	228,000	230,998
5.40%, 9/1/44	75,000	79,348
Kinder Morgan, Inc.
6.50%, 9/15/20	5,000	5,236
4.30%, 6/1/25	129,000	135,418
7.75%, 1/15/32	150,000	196,746
5.30%, 12/1/34	50,000	54,504
5.55%, 6/1/45	175,000	190,054
Kirby Corp.
4.20%, 3/1/28	30,000	30,626
Kohl’s Corp.
4.25%, 7/17/25	85,000	87,943
5.55%, 7/17/45	155,000	153,538
Kraft Heinz Foods Co.
2.80%, 7/2/20	132,000	132,047
3.50%, 6/6/22	341,000	347,166
3.50%, 7/15/22	15,000	15,242
3.95%, 7/15/25	65,000	66,081
3.00%, 6/1/26	231,000	218,146
5.00%, 7/15/35	54,000	54,080
6.88%, 1/26/39	431,000	498,440
6.50%, 2/9/40	55,000	62,085
5.20%, 7/15/45	440,000	432,829
Kroger Co. (The)
2.80%, 8/1/22	500,000	502,287
3.70%, 8/1/27	245,000	248,244
5.15%, 8/1/43	50,000	51,247
4.45%, 2/1/47	190,000	178,351
4.65%, 1/15/48	149,000	143,368
L3 Technologies, Inc.
4.95%, 2/15/21	10,000	10,353
4.40%, 6/15/28	250,000	269,165
Laboratory Corp. of America Holdings
3.25%, 9/1/24	350,000	352,838
3.60%, 2/1/25	263,000	266,785
3.60%, 9/1/27	225,000	227,320
Lam Research Corp.
3.80%, 3/15/25	88,000	92,217
3.75%, 3/15/26	50,000	51,405
4.00%, 3/15/29	175,000	182,177
Lazard Group LLC
3.75%, 2/13/25	25,000	25,608
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	24,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
LG&E & KU Energy LLC
3.75%, 11/15/20	$5,000	$5,068
Liberty Property L.P.
4.38%, 2/1/29	30,000	31,858
LifeStorage L.P.
3.50%, 7/1/26	60,000	59,004
3.88%, 12/15/27	25,000	25,098
Lincoln National Corp.
6.15%, 4/7/36	240,000	297,934
4.35%, 3/1/48	50,000	51,450
Lockheed Martin Corp.
3.10%, 1/15/23	25,000	25,530
3.60%, 3/1/35	384,000	389,885
4.50%, 5/15/36	30,000	33,465
4.07%, 12/15/42	120,000	126,430
3.80%, 3/1/45	250,000	252,230
4.70%, 5/15/46	70,000	80,709
4.09%, 9/15/52	200,000	209,844
Loews Corp.
3.75%, 4/1/26	5,000	5,230
Lowe’s Cos., Inc.
3.38%, 9/15/25	260,000	266,482
2.50%, 4/15/26	25,000	24,048
3.10%, 5/3/27	234,000	231,245
3.70%, 4/15/46	190,000	171,637
4.05%, 5/3/47	235,000	222,249
LYB International Finance B.V.
4.00%, 7/15/23	45,000	46,744
5.25%, 7/15/43	50,000	52,388
4.88%, 3/15/44	145,000	145,317
LYB International Finance II B.V.
3.50%, 3/2/27	20,000	19,443
LyondellBasell Industries N.V.
5.75%, 4/15/24	200,000	221,406
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	30,000	29,181
3.63%, 6/1/24	87,000	85,496
4.50%, 12/15/34	23,000	20,156
Magellan Midstream Partners L.P.
5.15%, 10/15/43	2,000	2,176
4.20%, 10/3/47	150,000	147,054
4.85%, 2/1/49	35,000	37,864
Marathon Oil Corp.
2.80%, 11/1/22	30,000	29,731
3.85%, 6/1/25	130,000	132,626
6.60%, 10/1/37	175,000	210,478
Marathon Petroleum Corp.
6.50%, 3/1/41	100,000	121,572
4.75%, 9/15/44	40,000	40,759
4.50%, 4/1/48	25,000	24,277
5.00%, 9/15/54	95,000	95,976
Markel Corp.
3.50%, 11/1/27	100,000	97,581
5.00%, 4/5/46	35,000	36,714
4.30%, 11/1/47	50,000	47,473
Marriott International, Inc.
2.30%, 1/15/22	10,000	9,859
3.25%, 9/15/22	25,000	25,355
3.13%, 6/15/26, Series R	100,000	98,688
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	335,000	343,909
3.75%, 3/14/26	147,000	152,082
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	24,587
4.25%, 12/15/47	180,000	163,816
Mastercard, Inc.
3.38%, 4/1/24	141,000	146,792
McCormick & Co., Inc.
3.40%, 8/15/27	110,000	111,269
McDonald’s Corp.
3.50%, 7/15/20	195,000	197,475
3.35%, 4/1/23	35,000	36,029
3.38%, 5/26/25	155,000	159,602
3.70%, 1/30/26	228,000	237,976
3.80%, 4/1/28	85,000	89,147
4.70%, 12/9/35	50,000	54,490
6.30%, 3/1/38	18,000	22,873
4.60%, 5/26/45	92,000	99,000
4.88%, 12/9/45	110,000	121,260
4.45%, 3/1/47	35,000	36,688
4.45%, 9/1/48	150,000	157,516
McKesson Corp.
3.80%, 3/15/24	40,000	41,261
4.88%, 3/15/44	100,000	103,369
Medtronic Global Holdings SCA
3.35%, 4/1/27(c)	185,000	191,205
Medtronic, Inc.
3.63%, 3/15/24	350,000	366,404
3.50%, 3/15/25	372,000	387,887
Merck & Co., Inc.
2.75%, 2/10/25	345,000	346,865
3.40%, 3/7/29	250,000	259,942
Mercury General Corp.
4.40%, 3/15/27	70,000	70,346
MetLife, Inc.
3.60%, 4/10/24	250,000	261,942
6.40%, 12/15/66	100,000	110,669
Micron Technology, Inc.
5.33%, 2/6/29	55,000	55,640
Microsoft Corp.
4.10%, 2/6/37	300,000	331,889
4.88%, 12/15/43	25,000	30,316
3.75%, 2/12/45	20,000	20,845
4.25%, 2/6/47, Series 30Y	400,000	454,893
3.95%, 8/8/56	405,000	433,536
Mid-America Apartments L.P.
3.75%, 6/15/24	37,000	38,151
3.95%, 3/15/29	290,000	302,373
MidAmerican Energy Co.
3.50%, 10/15/24	188,000	196,844
3.10%, 5/1/27	200,000	203,047
Molson Coors Brewing Co.
3.00%, 7/15/26	157,000	152,573
5.00%, 5/1/42	100,000	103,048
4.20%, 7/15/46	170,000	155,996
Mondelez International, Inc.
4.00%, 2/1/24	90,000	94,798
3.63%, 2/13/26	100,000	103,402
Morgan Stanley
4.88%, 11/1/22	210,000	223,497
3.88%, 4/29/24, Series F	600,000	626,058
3.70%, 10/23/24	179,000	185,282
4.00%, 7/23/25	64,000	66,847
5.00%, 11/24/25	262,000	285,564
3.88%, 1/27/26	158,000	164,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
4.35%, 9/8/26	$250,000	$261,790
3.63%, 1/20/27	900,000	917,083
3.95%, 4/23/27	190,000	193,962
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(b)	500,000	504,519
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(b)	292,000	298,547
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)	450,000	483,445
Mosaic Co. (The)
4.25%, 11/15/23	100,000	104,957
4.05%, 11/15/27	27,000	27,271
4.88%, 11/15/41	68,000	65,825
5.63%, 11/15/43	38,000	39,743
Motorola Solutions, Inc.
4.60%, 2/23/28	50,000	51,616
5.50%, 9/1/44	100,000	101,177
MPLX L.P.
4.50%, 7/15/23	60,000	63,006
4.88%, 12/1/24	130,000	139,285
4.00%, 2/15/25	157,000	162,029
4.13%, 3/1/27	310,000	314,246
4.00%, 3/15/28	190,000	190,486
5.20%, 3/1/47	150,000	153,297
4.70%, 4/15/48	210,000	199,711
5.50%, 2/15/49	195,000	207,984
4.90%, 4/15/58	30,000	28,564
MUFG Americas Holdings Corp.
3.00%, 2/10/25	17,000	17,029
Mylan N.V.
3.15%, 6/15/21	92,000	91,553
5.25%, 6/15/46	250,000	227,623
Nasdaq, Inc.
4.25%, 6/1/24	154,000	163,733
National Fuel Gas Co.
4.75%, 9/1/28	275,000	284,080
National Grid USA
5.80%, 4/1/35	30,000	35,338
National Oilwell Varco, Inc.
3.95%, 12/1/42	80,000	67,995
National Retail Properties, Inc.
3.80%, 10/15/22	8,000	8,259
3.30%, 4/15/23	25,000	25,390
3.50%, 10/15/27	15,000	15,130
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/24	430,000	437,579
2.85%, 1/27/25	155,000	156,812
3.40%, 2/7/28	100,000	103,466
3.70%, 3/15/29	167,000	177,591
Newell Brands, Inc.
3.85%, 4/1/23	25,000	25,186
4.20%, 4/1/26	400,000	389,909
5.50%, 4/1/46	45,000	42,772
Newmont Goldcorp Corp.
3.50%, 3/15/22	112,000	113,756
3.70%, 3/15/23(d)	178,000	183,104
6.25%, 10/1/39	70,000	85,044
4.88%, 3/15/42	50,000	52,291
5.45%, 6/9/44(d)	25,000	28,118
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	250,000	253,162
3.55%, 5/1/27	200,000	205,871
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(b)	33,000	30,481
NIKE, Inc.
2.38%, 11/1/26	160,000	157,106
NiSource, Inc.
3.49%, 5/15/27	200,000	203,116
5.95%, 6/15/41	2,000	2,416
5.25%, 2/15/43	98,000	111,441
5.65%, 2/1/45	219,000	259,956
3.95%, 3/30/48	75,000	72,335
Noble Energy, Inc.
3.90%, 11/15/24	54,000	55,459
3.85%, 1/15/28	13,000	13,031
6.00%, 3/1/41	200,000	222,139
5.05%, 11/15/44	85,000	86,360
4.95%, 8/15/47	69,000	70,630
Nordstrom, Inc.
4.00%, 3/15/27	20,000	19,858
5.00%, 1/15/44	250,000	226,184
Norfolk Southern Corp.
3.25%, 12/1/21	210,000	213,248
2.90%, 6/15/26	8,000	7,998
3.15%, 6/1/27	100,000	100,558
3.80%, 8/1/28	195,000	206,197
3.94%, 11/1/47	100,000	99,324
4.05%, 8/15/52	132,000	132,043
5.10%, 8/1/2118	150,000	162,823
Northern Trust Corp.
3.15%, 5/3/29	250,000	254,652
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(b)	30,000	29,940
Northrop Grumman Corp.
3.50%, 3/15/21	117,000	118,926
2.55%, 10/15/22	25,000	24,920
3.25%, 8/1/23	11,000	11,262
2.93%, 1/15/25	250,000	250,466
3.20%, 2/1/27	100,000	100,295
3.25%, 1/15/28	100,000	99,938
3.85%, 4/15/45	250,000	246,739
4.03%, 10/15/47	50,000	50,672
Northrop Grumman Systems Corp.
7.75%, 2/15/31	170,000	239,271
NSTAR Electric Co.
3.20%, 5/15/27	50,000	51,056
Nucor Corp.
6.40%, 12/1/37	27,000	35,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
O’Reilly Automotive, Inc.
4.88%, 1/14/21	$70,000	$72,240
4.35%, 6/1/28	35,000	37,108
Occidental Petroleum Corp.
3.50%, 6/15/25	50,000	51,143
3.40%, 4/15/26	90,000	90,168
3.00%, 2/15/27	150,000	145,757
Office Properties Income Trust
4.25%, 5/15/24	25,000	24,908
Oglethorpe Power Corp.
5.38%, 11/1/40	15,000	17,892
5.25%, 9/1/50	150,000	176,269
Ohio Edison Co.
6.88%, 7/15/36	165,000	217,943
Old Republic International Corp.
3.88%, 8/26/26	110,000	110,664
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	25,000	26,265
4.50%, 4/1/27	330,000	339,816
4.75%, 1/15/28(c)	60,000	62,472
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	169,000	171,667
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	160,399
6.20%, 9/15/43	50,000	57,827
ONEOK, Inc.
4.00%, 7/13/27	630,000	637,590
4.55%, 7/15/28	357,000	376,416
4.95%, 7/13/47	100,000	99,994
Oracle Corp.
2.95%, 11/15/24	500,000	508,520
2.65%, 7/15/26	150,000	147,198
3.25%, 11/15/27	825,000	841,576
Oshkosh Corp.
4.60%, 5/15/28	32,000	33,096
Owens Corning
4.20%, 12/1/24	25,000	25,735
3.40%, 8/15/26	200,000	193,982
7.00%, 12/1/36	63,000	74,208
PacifiCorp
3.60%, 4/1/24	30,000	31,339
Packaging Corp. of America
2.45%, 12/15/20	50,000	49,852
3.65%, 9/15/24	42,000	43,255
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	100,791
PepsiCo, Inc.
3.60%, 3/1/24	50,000	52,582
2.75%, 4/30/25	145,000	146,864
3.00%, 10/15/27(c)	650,000	659,221
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	250,000	214,394
Pfizer, Inc.
2.20%, 12/15/21	500,000	499,424
2.75%, 6/3/26	100,000	100,093
3.00%, 12/15/26	175,000	177,234
3.45%, 3/15/29	250,000	260,827
Philip Morris International, Inc.
2.63%, 2/18/22	500,000	501,823
3.25%, 11/10/24	77,000	78,748
3.38%, 8/11/25	60,000	61,672
2.75%, 2/25/26	40,000	39,766
3.13%, 8/17/27	35,000	35,059
Phillips 66
4.65%, 11/15/34	75,000	80,849
4.88%, 11/15/44	210,000	229,328
Phillips 66 Partners L.P.
3.75%, 3/1/28	245,000	244,056
4.90%, 10/1/46	100,000	103,471
Physicians Realty L.P.
3.95%, 1/15/28	25,000	24,496
Pioneer Natural Resources Co.
4.45%, 1/15/26	50,000	53,391
Plains All American Pipeline L.P.
3.65%, 6/1/22	10,000	10,159
4.65%, 10/15/25	240,000	253,387
4.50%, 12/15/26	320,000	334,085
4.70%, 6/15/44	47,000	43,925
4.90%, 2/15/45	105,000	101,000
PNC Bank NA
2.45%, 7/28/22	250,000	251,002
3.25%, 6/1/25	270,000	277,032
3.25%, 1/22/28	375,000	382,786
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/29	250,000	255,012
PPL Capital Funding, Inc.
4.70%, 6/1/43	80,000	85,439
5.00%, 3/15/44	25,000	27,403
Praxair, Inc.
3.20%, 1/30/26	200,000	205,858
Principal Financial Group, Inc.
3.40%, 5/15/25	25,000	25,570
3.10%, 11/15/26	25,000	24,770
Procter & Gamble Co. (The)
3.50%, 10/25/47	250,000	258,980
Progress Energy, Inc.
4.40%, 1/15/21	30,000	30,728
6.00%, 12/1/39	200,000	248,652
Progressive Corp. (The)
6.63%, 3/1/29	75,000	95,470
Prologis L.P.
3.75%, 11/1/25	170,000	179,702
Prudential Financial, Inc.
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(b)	30,000	30,501
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)	88,000	89,911
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)	108,000	105,030
PSEG Power LLC
8.63%, 4/15/31	100,000	135,087
Public Service Co. of Colorado
3.70%, 6/15/28	110,000	117,165
Public Service Electric & Gas Co.
2.25%, 9/15/26	23,000	22,051
3.00%, 5/15/27	35,000	35,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	$200,000	$199,623
Public Storage
3.09%, 9/15/27	90,000	90,214
Puget Energy, Inc.
3.65%, 5/15/25	65,000	65,759
QUALCOMM, Inc.
2.90%, 5/20/24	115,000	115,097
3.45%, 5/20/25	160,000	162,965
3.25%, 5/20/27	215,000	214,828
QVC, Inc.
4.85%, 4/1/24	25,000	25,466
4.45%, 2/15/25	38,000	37,776
Raymond James Financial, Inc.
3.63%, 9/15/26	20,000	20,223
4.95%, 7/15/46	50,000	54,952
Raytheon Co.
7.20%, 8/15/27	30,000	39,214
Realty Income Corp.
3.88%, 7/15/24	25,000	26,285
4.13%, 10/15/26	95,000	101,546
3.65%, 1/15/28	25,000	26,002
Regency Centers L.P.
3.60%, 2/1/27	135,000	137,914
4.40%, 2/1/47	13,000	13,654
Regions Financial Corp.
3.20%, 2/8/21	45,000	45,343
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	25,000	25,012
Republic Services, Inc.
3.20%, 3/15/25	125,000	127,475
3.95%, 5/15/28	50,000	53,052
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	175,499
Rockwell Collins, Inc.
3.70%, 12/15/23	8,000	8,297
3.20%, 3/15/24	60,000	60,742
3.50%, 3/15/27	280,000	283,295
4.80%, 12/15/43	60,000	65,464
4.35%, 4/15/47	290,000	300,448
Roper Technologies, Inc.
3.00%, 12/15/20	100,000	100,582
3.80%, 12/15/26	90,000	92,709
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	200,000	200,108
7.50%, 10/15/27	50,000	61,801
3.70%, 3/15/28	110,000	108,392
RPM International, Inc.
3.75%, 3/15/27	173,000	173,526
4.55%, 3/1/29	100,000	103,417
4.25%, 1/15/48	325,000	286,186
S&P Global, Inc.
4.00%, 6/15/25	164,000	176,240
2.95%, 1/22/27	5,000	4,998
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	150,000	164,805
5.63%, 3/1/25	475,000	520,050
5.88%, 6/30/26	200,000	222,334
5.00%, 3/15/27	150,000	160,157
4.20%, 3/15/28	450,000	455,258
Santander Holdings USA, Inc.
4.40%, 7/13/27	725,000	737,817
Schlumberger Investment S.A.
3.65%, 12/1/23	100,000	104,011
Seagate HDD Cayman
4.75%, 6/1/23	31,000	31,770
4.75%, 1/1/25	220,000	218,403
4.88%, 6/1/27	230,000	219,846
Sempra Energy
2.85%, 11/15/20	5,000	5,014
2.88%, 10/1/22	59,000	58,937
3.25%, 6/15/27	40,000	38,954
3.40%, 2/1/28	25,000	24,639
3.80%, 2/1/38	15,000	14,166
6.00%, 10/15/39	127,000	153,035
Sherwin-Williams Co. (The)
2.75%, 6/1/22	15,000	14,975
3.45%, 8/1/25	25,000	25,369
3.45%, 6/1/27	232,000	231,508
4.55%, 8/1/45	12,000	12,146
4.50%, 6/1/47	126,000	124,779
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	145,000	143,839
2.88%, 9/23/23	96,000	95,385
3.20%, 9/23/26	175,000	172,864
Simon Property Group L.P.
4.13%, 12/1/21	5,000	5,163
3.50%, 9/1/25	145,000	150,192
3.30%, 1/15/26	315,000	321,123
3.38%, 6/15/27	175,000	179,048
4.25%, 10/1/44	2,000	2,123
SITE Centers Corp.
3.63%, 2/1/25	100,000	99,732
4.70%, 6/1/27	30,000	31,690
Snap-on, Inc.
3.25%, 3/1/27	140,000	142,798
Southern California Edison Co.
6.65%, 4/1/29	108,000	122,090
Southern Co. (The)
2.95%, 7/1/23	50,000	50,256
3.25%, 7/1/26	410,000	409,986
4.25%, 7/1/36	210,000	211,300
4.40%, 7/1/46	135,000	137,541
Southern Co. Gas Capital Corp.
2.45%, 10/1/23	25,000	24,672
4.40%, 5/30/47	3,000	3,112
Southern Natural Gas Co. LLC
4.40%, 6/15/21	5,000	5,143
Southern Power Co.
4.95%, 12/15/46, Series F	150,000	158,981
Southwest Airlines Co.
2.65%, 11/5/20	77,000	77,155
2.75%, 11/16/22	129,000	129,387
3.45%, 11/16/27	500,000	506,549
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	5,000	4,854
4.10%, 9/15/28, Series M	180,000	191,335
3.90%, 4/1/45, Series J	105,000	103,734
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	39,856
5.95%, 9/25/43	300,000	362,586
4.50%, 3/15/45	264,000	272,174
Spirit AeroSystems, Inc.
4.60%, 6/15/28	45,000	46,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Spirit Airlines Pass Through Trust
4.10%, 10/1/29, Series A	$179,566	$184,683
Stanley Black & Decker, Inc.
4.25%, 11/15/28	225,000	245,338
Starbucks Corp.
3.80%, 8/15/25	297,000	311,024
2.45%, 6/15/26	116,000	112,164
4.00%, 11/15/28	55,000	58,663
3.75%, 12/1/47	15,000	13,990
4.50%, 11/15/48	110,000	114,330
4.45%, 8/15/49	200,000	206,090
State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(b)	500,000	501,799
3.55%, 8/18/25	80,000	83,651
2.65%, 5/19/26	55,000	54,648
Steelcase, Inc.
5.13%, 1/18/29	170,000	182,999
Stifel Financial Corp.
4.25%, 7/18/24	25,000	25,923
STORE Capital Corp.
4.50%, 3/15/28	30,000	31,115
4.63%, 3/15/29	25,000	26,188
Stryker Corp.
3.50%, 3/15/26	40,000	41,268
4.10%, 4/1/43	202,000	206,332
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	600,000	598,164
4.95%, 1/15/43	4,000	3,740
5.35%, 5/15/45	100,000	99,531
5.40%, 10/1/47	335,000	336,517
SunTrust Bank
3.00%, 2/2/23	155,000	156,986
3.30%, 5/15/26	40,000	40,285
SunTrust Banks, Inc.
2.70%, 1/27/22	568,000	569,855
SVB Financial Group
3.50%, 1/29/25	220,000	222,784
Synchrony Bank
3.00%, 6/15/22	500,000	499,411
Synchrony Financial
3.75%, 8/15/21	25,000	25,411
4.25%, 8/15/24	106,000	108,290
4.50%, 7/23/25	43,000	44,019
3.70%, 8/4/26	99,000	95,371
3.95%, 12/1/27	373,000	360,681
Synovus Financial Corp.
3.13%, 11/1/22	25,000	24,838
Sysco Corp.
3.30%, 7/15/26	160,000	161,149
3.25%, 7/15/27	550,000	551,862
5.38%, 9/21/35	22,000	25,594
Tampa Electric Co.
4.10%, 6/15/42	25,000	25,404
Tanger Properties L.P.
3.13%, 9/1/26	90,000	84,497
Tapestry, Inc.
4.25%, 4/1/25	36,000	37,027
4.13%, 7/15/27	59,000	58,505
Target Corp.
3.50%, 7/1/24	110,000	115,338
3.38%, 4/15/29	250,000	258,597
TC PipeLines L.P.
3.90%, 5/25/27	250,000	250,825
TD Ameritrade Holding Corp.
3.30%, 4/1/27	140,000	142,530
Tech Data Corp.
4.95%, 2/15/27	35,000	36,122
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	65,228
Textron, Inc.
3.88%, 3/1/25	8,000	8,226
3.38%, 3/1/28	350,000	345,636
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	130,000	134,028
3.30%, 2/15/22	12,000	12,243
4.15%, 2/1/24	80,000	84,780
3.20%, 8/15/27	630,000	627,245
4.10%, 8/15/47	100,000	103,174
Time Warner Cable LLC
6.55%, 5/1/37	95,000	105,195
7.30%, 7/1/38	95,000	111,965
6.75%, 6/15/39	230,000	259,727
4.50%, 9/15/42	125,000	110,941
Time Warner Entertainment Co. L.P.
8.38%, 7/15/33	200,000	263,995
Timken Co. (The)
3.88%, 9/1/24	101,000	103,061
4.50%, 12/15/28	225,000	232,162
TJX Cos., Inc. (The)
2.25%, 9/15/26	80,000	77,880
Torchmark Corp.
4.55%, 9/15/28	250,000	270,907
Total System Services, Inc.
3.75%, 6/1/23	35,000	35,931
4.80%, 4/1/26	125,000	134,551
4.45%, 6/1/28	160,000	168,888
Transatlantic Holdings, Inc.
8.00%, 11/30/39	8,000	11,312
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	125,000	126,759
Trimble, Inc.
4.90%, 6/15/28	50,000	51,688
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	176,345
TWDC Enterprises 18 Corp.
2.30%, 2/12/21	284,000	283,634
3.00%, 2/13/26	100,000	101,463
1.85%, 7/30/26	81,000	76,365
2.95%, 6/15/27(c)	145,000	147,304
Tyson Foods, Inc.
3.95%, 8/15/24	400,000	418,478
4.35%, 3/1/29	250,000	265,125
4.88%, 8/15/34	141,000	155,036
5.15%, 8/15/44	180,000	194,777
U.S. Bancorp
3.60%, 9/11/24	518,000	539,720
3.10%, 4/27/26	25,000	25,215
3.15%, 4/27/27, Series X	345,000	353,533
UDR, Inc.
2.95%, 9/1/26	90,000	87,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
3.50%, 1/15/28	$25,000	$25,152
4.40%, 1/26/29	79,000	84,960
Union Pacific Corp.
3.75%, 7/15/25	81,000	85,339
3.25%, 8/15/25	155,000	158,909
2.75%, 3/1/26	40,000	39,580
3.00%, 4/15/27(c)	280,000	281,813
3.60%, 9/15/37	180,000	176,260
4.38%, 9/10/38	185,000	197,640
4.30%, 6/15/42	10,000	10,464
4.05%, 11/15/45	15,000	14,964
4.05%, 3/1/46	99,000	99,151
4.00%, 4/15/47	265,000	266,279
4.50%, 9/10/48	29,000	31,513
3.80%, 10/1/51	275,000	261,488
4.38%, 11/15/65	125,000	124,120
4.10%, 9/15/67	30,000	28,550
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	143,850	152,128
4.00%, 10/11/27, Series A	13,230	13,792
3.75%, 3/3/28, Series A	13,625	13,943
3.45%, 1/7/30, Series A	46,043	46,491
United Parcel Service, Inc.
2.35%, 5/16/22	2,000	2,001
2.80%, 11/15/24	410,000	415,419
3.05%, 11/15/27	49,000	49,698
3.40%, 3/15/29	100,000	103,576
United Technologies Corp.
2.80%, 5/4/24	202,000	202,033
3.95%, 8/16/25	245,000	258,722
3.13%, 5/4/27	75,000	75,319
4.13%, 11/16/28	495,000	525,826
6.13%, 7/15/38	125,000	157,784
4.45%, 11/16/38	125,000	134,712
4.50%, 6/1/42	235,000	249,524
4.15%, 5/15/45	50,000	50,625
3.75%, 11/1/46	400,000	384,639
4.05%, 5/4/47	60,000	60,806
4.63%, 11/16/48	40,000	43,573
UnitedHealth Group, Inc.
3.75%, 7/15/25	135,000	141,811
3.10%, 3/15/26	315,000	318,658
3.45%, 1/15/27	100,000	102,968
3.38%, 4/15/27	195,000	199,793
2.95%, 10/15/27	100,000	99,510
3.85%, 6/15/28	95,000	100,569
3.88%, 12/15/28	140,000	148,782
University of Southern California
3.03%, 10/1/39	125,000	121,278
Unum Group
5.75%, 8/15/42	122,000	139,056
Valero Energy Corp.
3.65%, 3/15/25	80,000	82,713
3.40%, 9/15/26	60,000	59,466
4.35%, 6/1/28	190,000	197,927
4.00%, 4/1/29	100,000	101,148
7.50%, 4/15/32	100,000	131,994
6.63%, 6/15/37	120,000	144,278
4.90%, 3/15/45	163,000	170,306
Valero Energy Partners L.P.
4.38%, 12/15/26	250,000	264,278
Valmont Industries, Inc.
5.00%, 10/1/44	80,000	78,985
Ventas Realty L.P.
3.50%, 2/1/25	40,000	40,853
3.25%, 10/15/26	85,000	84,285
4.00%, 3/1/28	55,000	56,943
4.40%, 1/15/29	60,000	63,981
4.38%, 2/1/45	112,000	112,933
VEREIT Operating Partnership L.P.
4.88%, 6/1/26	45,000	47,727
3.95%, 8/15/27	195,000	196,580
Verisk Analytics, Inc.
5.80%, 5/1/21	25,000	26,506
4.00%, 6/15/25	55,000	58,072
5.50%, 6/15/45	25,000	28,808
Verizon Communications, Inc.
2.95%, 3/15/22	35,000	35,466
3.13%, 3/16/22	162,000	164,802
3.50%, 11/1/24	302,000	312,669
3.38%, 2/15/25	156,000	160,309
2.63%, 8/15/26	46,000	44,674
4.13%, 3/16/27	500,000	531,629
4.33%, 9/21/28	655,000	710,016
4.02%, 12/3/29(d)	218,000	230,452
4.40%, 11/1/34	286,000	303,070
4.81%, 3/15/39	500,000	545,965
4.75%, 11/1/41	175,000	188,933
3.85%, 11/1/42	100,000	96,261
4.13%, 8/15/46	188,000	188,899
4.86%, 8/21/46	315,000	346,143
5.50%, 3/16/47	475,000	575,285
4.52%, 9/15/48	175,000	184,387
5.01%, 4/15/49	452,000	511,010
5.01%, 8/21/54	525,000	589,648
4.67%, 3/15/55	105,000	111,960
Viacom, Inc.
4.25%, 9/1/23	154,000	160,522
3.88%, 4/1/24	101,000	104,176
6.88%, 4/30/36	213,000	257,229
4.38%, 3/15/43	180,000	167,729
5.85%, 9/1/43	85,000	95,465
5.25%, 4/1/44	30,000	30,623
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	185,000	184,038
3.50%, 3/15/27, Series A	150,000	156,109
Visa, Inc.
4.15%, 12/14/35	50,000	54,805
4.30%, 12/14/45	25,000	28,392
3.65%, 9/15/47	80,000	81,801
VMware, Inc.
3.90%, 8/21/27	180,000	177,971
Vulcan Materials Co.
3.90%, 4/1/27	25,000	25,308
4.50%, 6/15/47	45,000	42,624
4.70%, 3/1/48	30,000	29,306
Wabtec Corp.
3.45%, 11/15/26	70,000	66,967
4.95%, 9/15/28	400,000	418,178
Walgreen Co.
3.10%, 9/15/22	42,000	42,478
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	100,000	102,492
3.45%, 6/1/26	175,000	172,456
4.50%, 11/18/34	35,000	35,219
4.80%, 11/18/44	175,000	167,728
4.65%, 6/1/46	65,000	61,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Walmart, Inc.
3.25%, 7/8/29	$350,000	$361,683
6.20%, 4/15/38	100,000	137,183
3.95%, 6/28/38	250,000	268,522
3.63%, 12/15/47	250,000	255,267
4.05%, 6/29/48	285,000	309,991
Walt Disney Co. (The)
3.70%, 9/15/24(d)	50,000	52,625
Warner Media LLC
3.55%, 6/1/24	350,000	359,611
3.60%, 7/15/25	210,000	214,187
3.88%, 1/15/26	100,000	101,842
3.80%, 2/15/27	287,000	292,929
7.70%, 5/1/32	18,000	25,095
6.10%, 7/15/40	50,000	58,582
5.35%, 12/15/43	103,000	111,113
4.85%, 7/15/45	150,000	152,872
Waste Connections, Inc.
3.50%, 5/1/29	75,000	76,262
Waste Management, Inc.
2.90%, 9/15/22	25,000	25,301
3.13%, 3/1/25	125,000	127,352
3.15%, 11/15/27	25,000	25,405
3.90%, 3/1/35	27,000	27,924
4.10%, 3/1/45	35,000	36,685
4.15%, 7/15/49	250,000	263,762
Wells Fargo & Co.
4.13%, 8/15/23	37,000	38,669
4.48%, 1/16/24	175,000	185,340
3.30%, 9/9/24	50,000	50,950
3.00%, 2/19/25	395,000	395,392
3.55%, 9/29/25	83,000	85,356
3.00%, 4/22/26	560,000	554,840
4.10%, 6/3/26	245,000	254,021
3.00%, 10/23/26	196,000	193,872
4.30%, 7/22/27	750,000	787,411
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(b)	480,000	487,722
4.15%, 1/24/29	410,000	432,813
Wells Fargo Capital X
5.95%, 12/1/86	125,000	144,881
Welltower, Inc.
4.00%, 6/1/25	420,000	439,763
4.25%, 4/1/26	120,000	125,830
4.25%, 4/15/28	75,000	79,045
4.13%, 3/15/29	299,000	312,523
6.50%, 3/15/41	26,000	32,799
4.95%, 9/1/48	35,000	38,601
Western Midstream Operating L.P.
5.38%, 6/1/21	73,000	75,236
5.45%, 4/1/44	75,000	70,735
5.50%, 8/15/48	50,000	48,039
Western Union Co. (The)
4.25%, 6/9/23	165,000	172,733
Westlake Chemical Corp.
3.60%, 8/15/26	90,000	89,064
5.00%, 8/15/46	55,000	54,036
4.38%, 11/15/47	305,000	272,901
WestRock MWV LLC
8.20%, 1/15/30	36,000	48,100
WestRock RKT LLC
4.00%, 3/1/23	74,000	76,665
Weyerhaeuser Co.
3.25%, 3/15/23	38,000	38,568
6.95%, 10/1/27	75,000	92,731
4.00%, 11/15/29	100,000	104,518
7.38%, 3/15/32	65,000	88,484
Williams Cos., Inc. (The)
4.13%, 11/15/20	6,000	6,101
3.60%, 3/15/22	104,000	105,789
4.30%, 3/4/24	80,000	84,011
4.55%, 6/24/24	125,000	132,645
3.90%, 1/15/25	100,000	102,951
4.00%, 9/15/25	218,000	226,839
3.75%, 6/15/27	214,000	216,743
8.75%, 3/15/32	30,000	42,228
6.30%, 4/15/40	115,000	134,562
5.75%, 6/24/44	102,000	111,372
4.90%, 1/15/45	210,000	209,902
5.10%, 9/15/45	50,000	51,530
Willis North America, Inc.
3.60%, 5/15/24	250,000	255,425
4.50%, 9/15/28	50,000	53,012
WR Berkley Corp.
4.75%, 8/1/44	8,000	8,566
WRKCo, Inc.
4.00%, 3/15/28	85,000	86,758
Wyeth LLC
6.45%, 2/1/24	40,000	46,973
Xilinx, Inc.
2.95%, 6/1/24	198,000	198,414
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	6,000	6,084
3.70%, 3/19/23	350,000	358,871
Zoetis, Inc.
3.25%, 2/1/23	75,000	76,178
3.00%, 9/12/27	245,000	241,475
4.70%, 2/1/43	25,000	27,914
3.95%, 9/12/47	25,000	25,123
4.45%, 8/20/48	75,000	80,347

TOTAL CORPORATE BONDS (Cost: $237,569,857)		242,351,033

FOREIGN CORPORATE BONDS - 7.8%

Australia - 0.0%
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	48,000	62,853
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(b)	50,000	50,940

Total Australia		113,793

Belgium - 0.7%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	480,000	488,827
4.70%, 2/1/36	200,000	206,679
4.90%, 2/1/46	645,000	668,484
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	250,000	257,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	$275,000	$286,957
4.90%, 1/23/31	350,000	387,885
4.38%, 4/15/38	90,000	89,399
8.20%, 1/15/39	150,000	218,163
4.95%, 1/15/42	483,000	506,095
4.60%, 4/15/48	60,000	59,713
4.44%, 10/6/48	736,000	720,571
5.55%, 1/23/49	230,000	260,503
4.75%, 4/15/58	70,000	70,028
5.80%, 1/23/59	365,000	424,259

Total Belgium		4,644,605

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	125,947

Brazil - 0.2%
Embraer Netherlands Finance B.V.
5.05%, 6/15/25	20,000	21,125
5.40%, 2/1/27	100,000	108,865
Fibria Overseas Finance Ltd.
5.25%, 5/12/24	200,000	211,502
Vale Overseas Ltd.
4.38%, 1/11/22	44,000	45,166
6.25%, 8/10/26	90,000	98,595
6.88%, 11/21/36	200,000	225,000
6.88%, 11/10/39	105,000	118,125
Vale S.A.
5.63%, 9/11/42	415,000	417,698
Yamana Gold, Inc.
4.63%, 12/15/27	25,000	25,134

Total Brazil		1,271,210

Canada - 1.3%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(b)	75,000	74,490
Bank of Nova Scotia (The)
4.65%, 10/12/22, (4.65% fixed rate until 10/12/22; 3-month U.S. dollar London Interbank Offered Rate + 2.648% thereafter)(b)(e)	100,000	93,064
Barrick Gold Corp.
5.25%, 4/1/42	156,000	166,191
Barrick North America Finance LLC
5.70%, 5/30/41	55,000	62,472
5.75%, 5/1/43	82,000	95,435
Bell Canada, Inc.
4.30%, 7/29/49	250,000	259,540
Brookfield Asset Management, Inc.
4.00%, 1/15/25	110,000	113,173
Brookfield Finance, Inc.
3.90%, 1/25/28	50,000	49,933
4.70%, 9/20/47	55,000	55,941
Canadian National Railway Co.
2.95%, 11/21/24	40,000	40,690
Canadian Natural Resources Ltd.
3.45%, 11/15/21	15,000	15,226
2.95%, 1/15/23	125,000	124,931
3.85%, 6/1/27	375,000	380,254
6.50%, 2/15/37	4,000	4,859
6.25%, 3/15/38	302,000	364,209
4.95%, 6/1/47	35,000	37,641
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	49,177
4.80%, 9/15/35	45,000	50,410
4.80%, 8/1/45	75,000	86,125
Cenovus Energy, Inc.
6.75%, 11/15/39	126,000	140,934
5.40%, 6/15/47	150,000	149,149
Emera US Finance L.P.
3.55%, 6/15/26	275,000	276,697
4.75%, 6/15/46	285,000	297,565
Enbridge, Inc.
4.00%, 10/1/23	50,000	51,970
3.70%, 7/15/27	445,000	454,150
4.50%, 6/10/44	33,000	34,433
Encana Corp.
3.90%, 11/15/21	30,000	30,669
7.38%, 11/1/31	35,000	44,597
6.50%, 8/15/34	120,000	144,875
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	50,000	51,950
Fortis, Inc.
3.06%, 10/4/26	106,000	103,442
Magna International, Inc.
4.15%, 10/1/25	114,000	120,606
Manulife Financial Corp.
4.15%, 3/4/26	190,000	202,360
Methanex Corp.
4.25%, 12/1/24	6,000	6,157
Nutrien Ltd.
3.50%, 6/1/23	200,000	203,972
3.63%, 3/15/24	24,000	24,533
5.88%, 12/1/36	50,000	57,593
5.63%, 12/1/40	30,000	33,652
6.13%, 1/15/41	130,000	152,551
4.90%, 6/1/43	47,000	48,920
5.25%, 1/15/45	30,000	31,818
Petro-Canada
5.95%, 5/15/35	50,000	61,026
6.80%, 5/15/38	350,000	464,732
Rogers Communications, Inc.
4.10%, 10/1/23	183,000	192,718
5.00%, 3/15/44	100,000	112,492
4.30%, 2/15/48	100,000	104,728
Royal Bank of Canada
4.65%, 1/27/26	155,000	167,034
Suncor Energy, Inc.
3.60%, 12/1/24	99,000	101,987
5.95%, 12/1/34	75,000	93,744
6.50%, 6/15/38	70,000	90,405
6.85%, 6/1/39	100,000	133,344
Teck Resources Ltd.
6.13%, 10/1/35	250,000	272,003
5.40%, 2/1/43	215,000	214,526
TELUS Corp.
3.70%, 9/15/27	120,000	122,836
Thomson Reuters Corp.
5.85%, 4/15/40	110,000	126,425
5.65%, 11/23/43	25,000	27,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(b)	$180,000	$181,089
TransAlta Corp.
6.50%, 3/15/40	150,000	155,454
TransCanada PipeLines Ltd.
3.75%, 10/16/23	5,000	5,173
4.25%, 5/15/28	200,000	210,299
4.63%, 3/1/34	750,000	790,674
6.20%, 10/15/37	65,000	77,151
5.10%, 3/15/49	105,000	114,617

Total Canada		8,606,613

China - 0.3%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	200,000	203,846
3.40%, 12/6/27	600,000	592,913
Baidu, Inc.
3.63%, 7/6/27	400,000	392,242
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	400,000	421,132

Total China		1,610,133

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	125,000	136,425
4.13%, 1/16/25	175,000	176,096
5.38%, 6/26/26	200,000	213,540
7.38%, 9/18/43	208,000	253,313
5.88%, 5/28/45	110,000	113,348

Total Colombia		892,722

France - 0.1%
BPCE S.A.
4.00%, 4/15/24	300,000	314,456
Orange S.A.
9.00%, 3/1/31	100,000	148,441
Veolia Environnement S.A.
6.75%, 6/1/38	85,000	111,548

Total France		574,445

Germany - 0.2%
Deutsche Bank AG
3.38%, 5/12/21	130,000	128,598
3.70%, 5/30/24	205,000	198,952
4.10%, 1/13/26	75,000	72,889
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	636,000	895,193

Total Germany		1,295,632

Ireland - 0.2%
AerCap Ireland Capital DAC
4.25%, 7/1/20	150,000	152,307
4.63%, 10/30/20	150,000	153,581
5.00%, 10/1/21	150,000	156,342
3.95%, 2/1/22	150,000	152,876
XLIT Ltd.
4.45%, 3/31/25	10,000	10,580
5.50%, 3/31/45	375,000	436,374

Total Ireland		1,062,060

Japan - 0.7%
Beam Suntory, Inc.
3.25%, 5/15/22	35,000	35,378
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	650,000	686,390
3.68%, 2/22/27	372,000	390,003
3.29%, 7/25/27	375,000	383,717
3.96%, 3/2/28	215,000	232,209
Mizuho Financial Group, Inc.
3.17%, 9/11/27	825,000	836,462
4.02%, 3/5/28	225,000	242,568
ORIX Corp.
3.25%, 12/4/24	380,000	387,486
3.70%, 7/18/27	80,000	83,286
Sumitomo Mitsui Banking Corp.
3.95%, 1/10/24	500,000	526,138
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	180,000	176,838
3.45%, 1/11/27	80,000	82,998
3.36%, 7/12/27(c)	8,000	8,292
3.54%, 1/17/28	300,000	313,307
4.31%, 10/16/28(c)	250,000	277,420

Total Japan		4,662,492

Luxembourg - 0.0%
ArcelorMittal
6.13%, 6/1/25	26,000	28,765

Macau - 0.0%
Sands China Ltd.
5.40%, 8/8/28	200,000	209,697

Mexico - 0.7%
America Movil S.A.B. de C.V.
3.63%, 4/22/29	350,000	355,891
Grupo Televisa S.A.B.
6.63%, 1/15/40	50,000	59,070
5.00%, 5/13/45	200,000	194,954
Petroleos Mexicanos
3.50%, 7/23/20	10,000	10,045
5.50%, 1/21/21	200,000	205,900
6.38%, 2/4/21	40,000	41,680
4.63%, 9/21/23	150,000	149,756
4.50%, 1/23/26	100,000	93,850
6.88%, 8/4/26	925,000	963,387
6.50%, 3/13/27	735,000	741,027
6.63%, 6/15/35	200,000	188,540
6.63%, 6/15/38	50,000	45,688
6.50%, 6/2/41	220,000	199,375
5.50%, 6/27/44	95,000	77,093
6.38%, 1/23/45	220,000	194,403
6.75%, 9/21/47	435,000	394,284
6.35%, 2/12/48	240,000	210,396

Total Mexico		4,125,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Netherlands - 0.3%
Cooperatieve Rabobank UA
4.63%, 12/1/23	$250,000	$263,132
ING Groep N.V.
3.95%, 3/29/27	260,000	265,954
4.55%, 10/2/28	250,000	266,110
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	340,000	389,566
Shell International Finance B.V.
6.38%, 12/15/38	200,000	273,850
3.63%, 8/21/42	150,000	148,539
4.38%, 5/11/45	235,000	259,543

Total Netherlands		1,866,694

Norway - 0.1%
Equinor ASA
5.10%, 8/17/40	350,000	421,018

Peru - 0.1%
Southern Copper Corp.
3.88%, 4/23/25	165,000	166,471
5.25%, 11/8/42	259,000	268,287
5.88%, 4/23/45	290,000	322,629

Total Peru		757,387

Spain - 0.3%
Banco Santander S.A.
4.25%, 4/11/27	200,000	203,729
3.80%, 2/23/28	600,000	590,152
Telefonica Emisiones S.A.
5.46%, 2/16/21	10,000	10,461
7.05%, 6/20/36	100,000	124,215
5.21%, 3/8/47	125,000	128,962
5.52%, 3/1/49	350,000	374,154
Telefonica Europe B.V.
8.25%, 9/15/30	125,000	171,316

Total Spain		1,602,989

Switzerland - 0.2%
Credit Suisse AG
3.63%, 9/9/24	500,000	519,349
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	305,536
4.88%, 5/15/45	250,000	277,731
Novartis Capital Corp.
4.00%, 11/20/45	250,000	267,298
Syngenta Finance N.V.
3.13%, 3/28/22	64,000	63,834
Tyco Electronics Group S.A.
3.13%, 8/15/27	120,000	120,107

Total Switzerland		1,553,855

United Kingdom - 2.3%
AstraZeneca PLC
3.38%, 11/16/25	380,000	384,715
3.13%, 6/12/27	300,000	299,236
6.45%, 9/15/37	50,000	64,714
4.38%, 11/16/45	170,000	178,266
4.38%, 8/17/48	30,000	31,576
Barclays PLC
4.61%, 2/15/23, (4.61% fixed rate until 2/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(b)	340,000	348,122
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(b)	200,000	203,889
4.38%, 1/12/26	200,000	202,643
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(b)	325,000	337,275
5.25%, 8/17/45	200,000	209,655
BAT Capital Corp.
3.56%, 8/15/27	175,000	168,367
4.39%, 8/15/37	50,000	45,632
4.54%, 8/15/47	475,000	427,499
BP Capital Markets PLC
3.54%, 11/4/24	50,000	51,959
3.28%, 9/19/27	478,000	481,463
3.72%, 11/28/28	365,000	380,206
British Telecommunications PLC
9.63%, 12/15/30	100,000	145,391
CNH Industrial N.V.
3.85%, 11/15/27	25,000	24,752
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	340,000	343,325
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	85,000	88,847
3.88%, 5/15/28	275,000	292,808
HSBC Holdings PLC
5.10%, 4/5/21	14,000	14,584
4.25%, 8/18/25	658,000	676,847
4.30%, 3/8/26	400,000	420,044
4.38%, 11/23/26	750,000	773,860
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(b)	450,000	460,792
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(b)	250,000	253,740
Lloyds Banking Group PLC
4.45%, 5/8/25	200,000	209,066
4.65%, 3/24/26	200,000	204,484
4.55%, 8/16/28	550,000	572,839
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(b)	300,000	290,478
5.30%, 12/1/45	200,000	214,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Reynolds American, Inc.
4.45%, 6/12/25	$40,000	$41,568
5.70%, 8/15/35	100,000	106,046
7.25%, 6/15/37	100,000	122,374
6.15%, 9/15/43	220,000	242,546
Royal Bank of Scotland Group PLC
3.50%, 5/15/23, (3.498% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.48% thereafter)(b)	200,000	199,449
3.88%, 9/12/23	205,000	206,372
6.00%, 12/19/23	230,000	245,464
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(b)	200,000	205,132
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(b)	200,000	211,518
Santander UK Group Holdings PLC
3.13%, 1/8/21	55,000	55,140
3.57%, 1/10/23	400,000	401,771
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(b)	400,000	391,346
Santander UK PLC
4.00%, 3/13/24	3,000	3,136
Unilever Capital Corp.
3.13%, 3/22/23	350,000	358,263
3.10%, 7/30/25	208,000	211,740
2.90%, 5/5/27	250,000	250,057
Vodafone Group PLC
2.50%, 9/26/22	185,000	183,672
2.95%, 2/19/23	15,000	15,071
3.75%, 1/16/24	257,000	263,675
4.13%, 5/30/25	95,000	98,634
4.38%, 5/30/28	707,000	737,828
7.88%, 2/15/30	174,000	231,019
6.25%, 11/30/32	125,000	150,604
6.15%, 2/27/37	240,000	276,766
5.00%, 5/30/38	65,000	66,791
4.38%, 2/19/43	125,000	117,586
5.25%, 5/30/48	100,000	103,961
WPP Finance 2010
3.63%, 9/7/22	6,000	6,103
3.75%, 9/19/24	125,000	127,514

Total United Kingdom		14,432,495

TOTAL FOREIGN CORPORATE BONDS (Cost: $48,882,068)		49,857,891

FOREIGN GOVERNMENT AGENCIES - 0.4%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	25,000	25,888
Province of New Brunswick Canada
3.63%, 2/24/28	200,000	215,997
Province of Quebec Canada
7.50%, 9/15/29, Series PD	250,000	359,713

Total Canada		601,598

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(f)	200,000	125,188

Japan - 0.3%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	197,358
2.88%, 6/1/27	570,000	584,751
2.88%, 7/21/27	1,050,000	1,075,710

Total Japan		1,857,819

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,506,757)		2,584,605

FOREIGN GOVERNMENT OBLIGATIONS - 2.5%

Chile - 0.1%
Chile Government International Bond
3.13%, 1/21/26	300,000	307,613
3.24%, 2/6/28	268,000	275,370

Total Chile		582,983

Colombia - 0.4%
Colombia Government International Bond
4.50%, 1/28/26	300,000	316,463
3.88%, 4/25/27	550,000	557,991
7.38%, 9/18/37	575,000	749,656
6.13%, 1/18/41	330,000	387,341
5.00%, 6/15/45	450,000	470,250

Total Colombia		2,481,701

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	36,000	39,111
5.75%, 11/22/23	200,000	223,315
5.38%, 3/25/24	200,000	221,580

Total Hungary		484,006

Indonesia - 0.1%
Indonesia Government International Bond
3.50%, 1/11/28	200,000	197,477
4.10%, 4/24/28	460,000	472,437
4.35%, 1/11/48	250,000	252,071

Total Indonesia		921,985

Israel - 0.0%
Israel Government International Bond
3.15%, 6/30/23	200,000	205,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Italy - 0.0%
Republic of Italy Government International Bond
5.38%, 6/15/33	$150,000	$163,978

Mexico - 0.7%
Mexico Government International Bond
3.50%, 1/21/21, Series GMTN	190,000	192,351
3.63%, 3/15/22	220,000	224,180
4.00%, 10/2/23	182,000	188,329
3.60%, 1/30/25	225,000	226,688
4.13%, 1/21/26	400,000	410,650
4.15%, 3/28/27	657,000	670,705
4.50%, 4/22/29	250,000	259,877
7.50%, 4/8/33, Series MTNA	105,000	135,845
6.75%, 9/27/34, Series MTNA	140,000	172,025
6.05%, 1/11/40	308,000	353,048
4.75%, 3/8/44	272,000	269,688
5.55%, 1/21/45	185,000	205,121
4.35%, 1/15/47	455,000	428,273
4.60%, 2/10/48	200,000	196,525
5.75%, 10/12/2110	250,000	258,128

Total Mexico		4,191,433

Panama - 0.3%
Panama Government International Bond
3.75%, 3/16/25	400,000	416,404
8.88%, 9/30/27	235,000	328,709
9.38%, 4/1/29	60,000	88,404
6.70%, 1/26/36	250,000	331,252
4.50%, 5/15/47	200,000	216,452
4.50%, 4/16/50	350,000	375,879

Total Panama		1,757,100

Peru - 0.2%
Peruvian Government International Bond
7.35%, 7/21/25	110,000	138,436
4.13%, 8/25/27	75,000	82,500
8.75%, 11/21/33	142,000	223,792
6.55%, 3/14/37	80,000	109,201
5.63%, 11/18/50	640,000	841,286

Total Peru		1,395,215

Philippines - 0.4%
Philippine Government International Bond
3.00%, 2/1/28	450,000	453,394
9.50%, 2/2/30	157,000	245,797
7.75%, 1/14/31	125,000	178,821
6.38%, 1/15/32	285,000	377,740
3.95%, 1/20/40	200,000	214,677
3.70%, 3/1/41	300,000	312,532
3.70%, 2/2/42	900,000	937,661

Total Philippines		2,720,622

Poland - 0.1%
Republic of Poland Government International Bond
4.00%, 1/22/24	230,000	243,136
3.25%, 4/6/26	281,000	288,581

Total Poland		531,717

Uruguay - 0.1%
Uruguay Government International Bond
4.50%, 8/14/24	85,000	89,570
4.38%, 10/27/27	135,000	142,173
4.38%, 1/23/31	250,000	262,437
4.13%, 11/20/45	195,000	190,856
4.98%, 4/20/55	125,000	132,033

Total Uruguay		817,069

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $15,799,020)		16,253,125

SUPRANATIONAL BOND - 0.1%
International Bank for Reconstruction & Development
4.75%, 2/15/35 (Cost: $314,843)	255,000	325,889

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%

United States - 6.9%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	260,631
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	203,328
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	518,151
3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	105,007
Benchmark Mortgage Trust
3.88%, 2/15/51, Series 2018-B2, Class A5	230,000	247,329
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	374,657
3.75%, 3/15/52, Series 2019-B9, Class A4	118,000	126,170
CD Mortgage Trust
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	107,647
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	277,447
CFCRE Commercial Mortgage Trust
3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	211,811
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	66,084
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	360,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
3.62%, 2/10/49, Series 2016-GC36, Class A5	$500,000	$526,239
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	524,018
3.72%, 12/10/49, Series 2016-P6, Class A5^(b)	100,000	106,471
3.47%, 9/15/50, Series 2017-P8, Class A4	300,000	313,136
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	311,277
Commercial Mortgage Pass Through Certificates
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	415,401
4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	381,161
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	508,401
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	197,201
4.23%, 9/15/60, Series 2018-BN14, Class A4	1,000,000	1,104,624
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	10,409
4.26%, 5/15/61, Series 2018-BN12, Class A4^(b)	210,000	232,447
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	105,506
4.21%, 8/10/46, Series 2013-CR10, Class A4^(b)	195,000	208,100
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	528,267
4.19%, 11/10/46, Series 2013-CR13, Class A4^(b)	500,000	535,238
3.50%, 8/10/47, Series 2014-CR19, Class ASB	300,000	308,592
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	523,083
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	52,246
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	317,203
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	229,006
CSAIL Commercial Mortgage Trust
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	794,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	18,237	18,169
2.57%, 9/25/20, Series K504, Class A2^(b)	190,659	190,314
3.03%, 10/25/20, Series K714, Class A2^(b)	196,869	197,814
4.33%, 10/25/20, Series K010, Class A2^(b)	150,000	153,167
4.19%, 12/25/20, Series K012, Class A2^(b)	50,000	51,213
2.86%, 1/25/21, Series K715, Class A2	59,287	59,648
3.97%, 1/25/21, Series K013, Class A2^(b)	200,000	204,143
2.87%, 12/25/21, Series K017, Class A2	48,504	49,195
2.51%, 11/25/22, Series K026, Class A2	250,000	252,499
2.62%, 3/25/23, Series K035, Class A1	119,436	120,220
3.30%, 4/25/23, Series K031, Class A2^(b)	370,000	383,659
3.31%, 5/25/23, Series K032, Class A2^(b)	1,000,000	1,037,859
3.06%, 8/25/24, Series K728, Class A2^(b)	500,000	515,960
2.49%, 11/25/24, Series K045, Class A1	204,228	205,198
2.67%, 12/25/24, Series K042, Class A2	160,000	162,702
3.06%, 12/25/24, Series K043, Class A2	199,000	206,132
3.02%, 1/25/25, Series K045, Class A2	55,000	56,840
3.16%, 5/25/25, Series KS03, Class A4^(b)	250,000	258,785
3.33%, 5/25/25, Series K047, Class A2^(b)	200,000	209,893
3.01%, 7/25/25, Series K049, Class A2	360,000	371,612
3.15%, 11/25/25, Series K052, Class A2	125,000	130,459
2.34%, 7/25/26, Series K058, Class A1	554,125	555,972
2.86%, 10/25/26, Series K065, Class A1	316,549	323,131
3.22%, 3/25/27, Series K064, Class A2	1,500,000	1,569,105
3.33%, 5/25/27, Series K065, Class AM	59,000	61,946
3.36%, 11/25/27, Series K071, Class AM^(b)	200,000	210,687
3.77%, 12/25/28, Series K087, Class A2	350,000	382,555
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,119,360
3.75%, 11/25/29, Series K155, Class A1	1,533,174	1,650,975
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.73%, 10/25/21, Series 2012-M1, Class A2	453,241	456,646
2.72%, 2/25/22, Series 2012-M2, Class A2	432,007	436,966
2.38%, 5/25/22, Series 2012-M13, Class A2	72,390	72,528
2.30%, 9/25/22, Series 2012-M14, Class A2^(b)	49,402	49,485
2.62%, 4/25/23, Series 2013-M14, Class APT^(b)	71,570	72,233
3.33%, 10/25/23, Series 2013-M14, Class A2^(b)	95,732	99,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
3.47%, 1/25/24, Series 2014-M3, Class A2^(b)	$105,200	$110,177
3.10%, 7/25/24, Series 2014-M9, Class A2^(b)	596,000	614,645
2.30%, 10/25/24, Series 2015-M3, Class A1	306,022	306,346
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	253,474
2.58%, 3/25/26, Series 2016-M4, Class A2	518,000	518,951
2.14%, 5/25/26, Series 2016-M6, Class A1	174,353	173,398
2.00%, 6/25/26, Series 2016-M9, Class A1	430,282	428,212
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	189,375
2.42%, 10/25/26, Series 2017-M1, Class A2^(b)	500,000	494,667
2.79%, 2/25/27, Series 2017-M2, Class A2^(b)	1,000,000	1,015,747
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(b)	500,000	512,297
3.33%, 6/25/28, Series 2018-M8, Class A2^(b)	80,000	84,259
3.18%, 4/25/29, Series 2017-M5, Class A2^(b)	64,000	66,274
2.99%, 2/25/30, Series 2018-M3, Class A1^(b)	984,946	1,013,741
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	90,603
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	264,977
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	74,002
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	314,997
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	235,817
3.44%, 11/10/49, Series 2016-GS4, Class A4^(b)	265,000	276,588
3.99%, 3/10/51, Series 2018-GS9, Class A4^(b)	500,000	541,098
JP Morgan Chase Commercial Mortgage Securities Trust
4.00%, 1/15/46, Series 2013-C13, Class AS^(b)	425,000	446,436
2.61%, 12/15/47, Series 2012-LC9, Class A4	47,736	47,665
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	200,183
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	376,430
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	104,182
4.13%, 8/15/46, Series 2013-C14, Class A4^(b)	95,000	100,841
3.93%, 1/15/47, Series 2013-C17, Class A3	91,925	96,736
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	212,496
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	829,980
3.29%, 1/15/48, Series 2014-C26, Class ASB	150,000	153,534
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	523,347
JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	416,624
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	572,221
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	102,284
2.92%, 2/15/46, Series 2013-C7, Class A4	400,000	405,735
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	380,250
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	254,794
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	205,582
3.08%, 3/15/48, Series 2015-C21, Class A3	650,000	663,100
3.04%, 4/15/48, Series 2015-C22, Class ASB	200,000	203,803
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	98,188
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	184,471
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	287,392
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	513,695
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	294,615
SG Commercial Mortgage Securities Trust
3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	303,144
UBS Commercial Mortgage Trust
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	264,184
4.45%, 12/15/51, Series 2018-C14, Class A4	1,000,000	1,119,113
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	197,661	200,600
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	205,116
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	262,969
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	105,460
2.65%, 8/15/49, Series 2016-BNK1, Class A3	200,000	198,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
2.40%, 11/15/49, Series 2016-NXS6, Class A2	$350,000	$349,442
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	266,853
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	208,507
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	269,833
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	211,073
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	440,052
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	121,922
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	507,101
4.15%, 8/15/46, Series 2013-C15, Class A4^(b)	200,000	212,566
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	107,567
3.03%, 12/15/46, Series 2013-C18, Class A2	156	157
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	63,664
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,677
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	233,101
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	40,860
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	104,846

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $43,232,084)		44,064,463

MUNICIPAL BONDS - 0.6%

United States - 0.6%
Alameda Corridor Transportation Authority
6.60%, 10/1/29, Series C	50,000	62,007
Chicago O’Hare International Airport
6.40%, 1/1/40, Class B	35,000	49,132
City of Chicago
7.38%, 1/1/33, Series B	275,000	318,263
Metropolitan Transportation Authority
7.34%, 11/15/39	275,000	423,599
Municipal Electric Authority of Georgia
6.64%, 4/1/57	70,000	84,045
6.66%, 4/1/57	65,000	84,084
Nashville Health and Educational Facilities Board
4.05%, 7/1/26, Class B	100,000	107,483
New York City Water & Sewer System
5.44%, 6/15/43	225,000	299,317
North Texas Tollway Authority
6.72%, 1/1/49, Class B	55,000	85,659
State of California
7.55%, 4/1/39	335,000	525,605
7.60%, 11/1/40	275,000	439,579
State of Illinois
4.95%, 6/1/23	310,000	320,723
5.10%, 6/1/33	895,000	924,177
University of California
4.86%, 5/15/2112, Series AD	250,000	302,210

TOTAL MUNICIPAL BONDS (Cost: $3,863,797)		4,025,883

ASSET-BACKED SECURITIES - 1.5%

United States - 1.5%
Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	1,235,000	1,260,698
American Express Credit Account Master Trust
3.06%, 2/15/24, Series 2018-6, Class A	1,100,000	1,119,987
2.87%, 10/15/24, Series 2019-1, Class A	100,000	102,006
2.67%, 11/15/24, Series 2019-2, Class A	200,000	202,586
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	50,000	50,291
Capital One Multi-Asset Execution Trust
2.29%, 7/15/25, Series 2017-A6, Class A6	1,200,000	1,204,421
Chase Issuance Trust
1.49%, 7/15/22, Series 2016-A4, Class A4	500,000	495,641
Citibank Credit Card Issuance Trust
1.86%, 8/8/22, Series 2017-A8, Class A8	790,000	786,300
2.49%, 1/20/23, Series 2018-A1, Class A1	350,000	351,650
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	75,000	76,546
3.04%, 7/15/24, Series 2019-A1, Class A1	385,000	393,190
GM Financial Consumer Automobile Receivables Trust
3.02%, 5/16/23, Series 2018-3, Class A3	140,000	141,904
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	76,607
Honda Auto Receivables Owner Trust
2.21%, 3/21/24, Series 2017-4, Class A4	60,000	59,946
3.16%, 8/19/24, Series 2018-2, Class A4	640,000	654,418
Mercedes-Benz Auto Lease Trust
3.10%, 11/15/21, Series 2019-A, Class A3	41,000	41,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2019

Investments	Principal Amount	Value
Nissan Auto Lease Trust
2.76%, 3/15/22, Series 2019-A, Class A3	$25,000	$25,223
Nissan Auto Receivables Owner Trust
2.12%, 4/18/22, Series 2017-C, Class A3	150,000	149,679
Toyota Auto Receivables Owner Trust
2.35%, 5/16/22, Series 2018-A, Class A3	1,032,000	1,032,473
3.00%, 5/15/24, Series 2019-A, Class A4	895,000	917,419
World Omni Auto Receivables Trust
2.24%, 6/15/23, Series 2017-A, Class A4	75,000	75,022
World Omni Automobile Lease Securitization Trust
2.83%, 7/15/21, Series 2018-A, Class A3	70,000	70,304

TOTAL ASSET-BACKED SECURITIES (Cost: $9,214,099)		9,287,722

REPURCHASE AGREEMENT - 1.8%

United States - 1.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.49% due 6/3/19; Proceeds at maturity - $11,652,417 (fully collateralized by U.S. Treasury Note, 1.13% due 12/31/19; Market value - $11,883,090) (Cost: $11,650,000)	11,650,000	11,650,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(g) (Cost: $754,668)(h)	754,668	754,668

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $635,312,573)		647,952,968
Other Assets less Liabilities - (1.1)%		(6,856,954)

NET ASSETS - 100.0%		$641,096,014

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(c)	Security, or portion thereof, was on loan at May 31, 2019 (See Note 2).
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2019.
(g)	Rate shown represents annualized 7-day yield as of May 31, 2019.
(h)

At May 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $735,215 and the total market value of the collateral held by the Fund was $754,668.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 1.9%

Federal Home Loan Bank - 0.1%
Federal Home Loan Bank
3.63%, 6/11/21	$100,000	$103,154

Federal Home Loan Mortgage Corporation - 0.3%
Federal Home Loan Mortgage Corp.
2.38%, 1/13/22	250,000	252,749

Federal National Mortgage Association - 1.5%
2.63%, 9/6/24	100,000	102,952
2.50%, 6/1/34(a)	157,000	156,804
3.50%, 6/1/34(a)	895,000	918,214

Total Federal National Mortgage Association		1,177,970

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,525,871)		1,533,873

U.S. GOVERNMENT OBLIGATIONS - 28.7%

U.S. Treasury Bill - 2.6%
U.S. Treasury Bill
2.37%, 6/4/19* (Cost: $2,099,591)	2,100,000	2,099,869

U.S. Treasury Bonds - 3.1%
U.S. Treasury Bond
7.88%, 2/15/21	413,000	453,453
8.13%, 5/15/21	433,800	484,407
7.63%, 11/15/22	1,222,000	1,454,228
6.25%, 8/15/23	69,600	81,692

Total U.S. Treasury Bonds		2,473,780

U.S. Treasury Notes - 23.0%
U.S. Treasury Note
1.50%, 4/15/20	2,000	1,987
1.38%, 5/31/20	1,000	992
2.50%, 6/30/20	344,000	345,041
1.50%, 7/15/20	699,200	693,901
2.63%, 8/31/20	54,000	54,316
1.38%, 9/15/20	545,100	540,160
2.00%, 11/30/20	519,000	518,696
1.38%, 1/31/21	7,000	6,927
3.63%, 2/15/21	526,000	540,136
1.13%, 2/28/21	1,003,000	988,033
2.00%, 2/28/21	1,442,700	1,442,756
1.25%, 3/31/21	1,046,000	1,032,373
2.25%, 3/31/21	1,832,000	1,840,659
2.63%, 7/15/21	1,059,300	1,074,321
2.75%, 9/15/21	110,000	112,067
1.88%, 11/30/21	498,000	497,436
1.88%, 1/31/22	724,000	723,208
1.88%, 3/31/22	139,000	138,946
2.13%, 12/31/22	908,000	914,845
2.63%, 6/30/23	332,800	341,959
2.50%, 8/15/23	1,801,000	1,842,578
2.75%, 8/31/23	984,200	1,017,013
2.88%, 9/30/23	1,614,000	1,676,921
2.13%, 3/31/24	2,000,000	2,016,836

Total U.S. Treasury Notes		18,362,107

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $22,585,749)		22,935,756

CORPORATE BONDS - 46.1%

United States - 46.1%
3M Co.
2.25%, 3/15/23	113,000	112,578
ABB Finance USA, Inc.
2.88%, 5/8/22	746,000	753,236
Abbott Laboratories
2.90%, 11/30/21	5,000	5,047
AbbVie, Inc.
2.50%, 5/14/20	148,000	147,652
2.90%, 11/6/22	326,000	326,826
2.85%, 5/14/23	15,000	14,952
Affiliated Managers Group, Inc.
4.25%, 2/15/24	25,000	26,382
Air Lease Corp.
2.13%, 1/15/20	169,000	168,319
3.88%, 4/1/21	111,000	112,951
Aircastle Ltd.
6.25%, 12/1/19	53,000	53,864
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	100,000	105,237
Allergan Funding SCS
3.45%, 3/15/22	71,000	71,455
3.85%, 6/15/24	5,000	5,086
American Electric Power Co., Inc.
2.15%, 11/13/20	125,000	124,280
American Express Credit Corp.
2.25%, 5/5/21	76,000	75,582
American Honda Finance Corp.
3.00%, 6/16/20	200,000	201,240
3.45%, 7/14/23	75,000	77,893
American International Group, Inc.
4.88%, 6/1/22	318,000	337,520
American Tower Corp.
3.45%, 9/15/21	25,000	25,381
2.25%, 1/15/22	86,000	85,135
3.50%, 1/31/23	358,000	366,576
3.00%, 6/15/23	5,000	5,021
Amgen, Inc.
3.63%, 5/15/22	164,000	168,165
2.25%, 8/19/23	24,000	23,493
Amphenol Corp.
2.20%, 4/1/20	215,000	214,355
Anthem, Inc.
2.25%, 8/15/19	206,000	205,826
3.30%, 1/15/23	169,000	171,639
Aon PLC
2.80%, 3/15/21	44,000	44,190
Apple, Inc.
2.40%, 5/3/23	150,000	149,786
Ares Capital Corp.
3.63%, 1/19/22	75,000	75,408
Arrow Electronics, Inc.
3.50%, 4/1/22	65,000	65,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
Associated Bank NA
3.50%, 8/13/21	$264,000	$267,945
Assurant, Inc.
4.20%, 9/27/23	64,000	65,958
AT&T, Inc.
3.00%, 2/15/22	200,000	201,689
3.20%, 3/1/22	16,000	16,202
Bank of America Corp.
5.63%, 7/1/20	90,000	92,968
2.37%, 7/21/21, (2.369% fixed rate until 7/21/20; 3-month U.S. dollar London Interbank Offered Rate + 0.66% thereafter)(b)	111,000	110,667
5.70%, 1/24/22	135,000	145,575
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(b)	30,000	30,238
2.88%, 4/24/23, (2.881% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 1.021% thereafter)(b)	140,000	140,222
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(b)	175,000	174,682
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	150,000	150,642
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	101,000	100,297
2.95%, 1/29/23	111,000	112,393
BB&T Corp.
2.05%, 5/10/21	41,000	40,600
3.75%, 12/6/23	113,000	117,944
Becton Dickinson and Co.
2.89%, 6/6/22	82,000	82,370
Berkshire Hathaway Finance Corp.
3.00%, 5/15/22	120,000	122,369
BGC Partners, Inc.
5.38%, 7/24/23	95,000	98,723
BlackRock, Inc.
3.50%, 3/18/24	34,000	35,595
Block Financial LLC
5.50%, 11/1/22	43,000	45,750
Boardwalk Pipelines L.P.
4.95%, 12/15/24	67,000	71,078
Boeing Co. (The)
8.75%, 8/15/21	243,000	274,973
2.80%, 3/1/23	250,000	251,539
BP Capital Markets America, Inc.
3.25%, 5/6/22	87,000	89,014
2.75%, 5/10/23	452,000	453,126
Bristol-Myers Squibb Co.
3.25%, 11/1/23	3,000	3,081
Broadcom Corp.
3.00%, 1/15/22	352,000	350,108
3.63%, 1/15/24	170,000	168,404
CA, Inc.
5.38%, 12/1/19	35,000	35,420
Capital One Financial Corp.
4.75%, 7/15/21	114,000	119,041
Cardinal Health, Inc.
2.62%, 6/15/22	136,000	134,915
Caterpillar Financial Services Corp.
2.95%, 2/26/22	191,000	193,509
Caterpillar, Inc.
3.40%, 5/15/24	81,000	83,844
CBS Corp.
3.38%, 3/1/22	172,000	175,080
CC Holdings GS V LLC
3.85%, 4/15/23	247,000	254,062
Celanese US Holdings LLC
5.88%, 6/15/21	174,000	183,962
Celgene Corp.
3.25%, 8/15/22	209,000	213,700
Charter Communications Operating LLC
4.46%, 7/23/22	203,000	210,466
Cigna Corp.
3.75%, 7/15/23(c)	171,000	175,567
Citibank NA
3.40%, 7/23/21	350,000	356,200
Citigroup, Inc.
2.65%, 10/26/20	84,000	84,180
2.35%, 8/2/21	70,000	69,637
4.50%, 1/14/22	80,000	83,622
2.75%, 4/25/22	250,000	250,284
3.88%, 10/25/23	497,000	520,587
CNH Industrial Capital LLC
4.38%, 11/6/20	191,000	194,457
4.88%, 4/1/21	81,000	83,487
4.38%, 4/5/22	50,000	51,340
Comcast Corp.
3.13%, 7/15/22	18,000	18,314
Comerica, Inc.
3.70%, 7/31/23	83,000	86,264
Constellation Brands, Inc.
4.25%, 5/1/23	372,000	391,412
Continental Resources, Inc.
5.00%, 9/15/22	40,000	40,332
Crown Castle International Corp.
2.25%, 9/1/21	153,000	151,765
5.25%, 1/15/23	81,000	87,094
3.15%, 7/15/23	178,000	178,651
3.20%, 9/1/24	48,000	48,098
Cummins, Inc.
3.65%, 10/1/23	80,000	83,679
CVS Health Corp.
3.35%, 3/9/21	5,000	5,051
3.70%, 3/9/23	115,000	117,474
Deere & Co.
2.60%, 6/8/22	191,000	191,240
Delta Air Lines, Inc.
2.88%, 3/13/20	44,000	43,989
2.60%, 12/4/20	58,000	57,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
Discovery Communications LLC
5.05%, 6/1/20	$164,000	$167,832
Dollar General Corp.
3.25%, 4/15/23	290,000	293,959
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	33,000	32,442
Dow Chemical Co. (The)
4.25%, 11/15/20	91,000	92,740
4.13%, 11/15/21	165,000	170,276
3.00%, 11/15/22	39,000	39,283
Duke Energy Carolinas LLC
3.90%, 6/15/21	6,000	6,155
3.05%, 3/15/23	385,000	392,667
Eastman Chemical Co.
3.50%, 12/1/21	115,000	117,291
Eaton Corp.
2.75%, 11/2/22	191,000	191,461
Ecolab, Inc.
4.35%, 12/8/21	104,000	108,806
Edison International
2.13%, 4/15/20	80,000	79,243
Energy Transfer Operating L.P.
4.65%, 6/1/21	120,000	123,637
5.20%, 2/1/22	79,000	83,067
Enterprise Products Operating LLC
2.55%, 10/15/19	98,000	97,898
5.20%, 9/1/20	8,000	8,255
4.05%, 2/15/22	2,000	2,067
3.90%, 2/15/24	186,000	193,982
EQT Corp.
3.00%, 10/1/22	2,000	1,978
Exelon Generation Co. LLC
4.00%, 10/1/20	167,000	169,303
3.40%, 3/15/22	11,000	11,208
4.25%, 6/15/22	163,000	169,818
Expedia Group, Inc.
5.95%, 8/15/20	63,000	65,312
Express Scripts Holding Co.
3.30%, 2/25/21	233,000	234,978
4.75%, 11/15/21	222,000	232,776
FedEx Corp.
2.63%, 8/1/22	10,000	10,012
Fidelity National Information Services, Inc.
2.25%, 8/15/21	5,000	4,963
Fifth Third Bancorp
3.50%, 3/15/22	200,000	204,436
Ford Motor Credit Co. LLC
3.47%, 4/5/21	195,000	194,622
3.81%, 10/12/21	90,000	90,465
Fox Corp.
3.67%, 1/25/22(c)	250,000	256,385
4.03%, 1/25/24(c)	29,000	30,385
General Dynamics Corp.
3.38%, 5/15/23	23,000	23,832
General Electric Co.
2.70%, 10/9/22	575,000	569,094
3.10%, 1/9/23	289,000	288,944
General Mills, Inc.
2.60%, 10/12/22	200,000	200,186
3.70%, 10/17/23	84,000	86,882
General Motors Co.
4.88%, 10/2/23	36,000	37,514
General Motors Financial Co., Inc.
3.55%, 4/9/21	198,000	199,713
3.20%, 7/6/21	154,000	153,871
3.45%, 1/14/22	155,000	155,282
3.45%, 4/10/22	154,000	154,249
3.15%, 6/30/22	36,000	35,742
3.70%, 5/9/23	148,000	148,108
5.10%, 1/17/24	18,000	18,795
Gilead Sciences, Inc.
3.25%, 9/1/22	111,000	113,252
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	316,000	339,837
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	175,000	174,863
4.00%, 3/3/24	70,000	72,927
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	57,000	60,846
HCA, Inc.
5.88%, 3/15/22	250,000	267,555
Healthcare Trust of America Holdings L.P.
3.38%, 7/15/21	5,000	5,040
2.95%, 7/1/22	91,000	91,209
Hershey Co. (The)
3.38%, 5/15/23	7,000	7,258
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	213,000	215,561
Honeywell International, Inc.
1.85%, 11/1/21	24,000	23,707
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	105,000	111,010
HP, Inc.
3.75%, 12/1/20	17,000	17,285
4.65%, 12/9/21	223,000	233,573
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	80,744
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	100,000	100,435
International Flavors & Fragrances, Inc.
3.20%, 5/1/23	109,000	109,693
International Lease Finance Corp.
8.25%, 12/15/20	16,000	17,248
International Paper Co.
4.75%, 2/15/22	11,000	11,589
Invesco Finance PLC
4.00%, 1/30/24	68,000	71,550
Jabil, Inc.
4.70%, 9/15/22	110,000	114,582
Jefferies Financial Group, Inc.
5.50%, 10/18/23	80,000	84,911
Jefferies Group LLC
6.88%, 4/15/21	5,000	5,346
5.13%, 1/20/23	5,000	5,317
JM Smucker Co. (The)
2.50%, 3/15/20	10,000	9,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
John Deere Capital Corp.
2.70%, 1/6/23	$1,000	$1,006
2.80%, 3/6/23	111,000	112,009
3.65%, 10/12/23	82,000	85,698
2.65%, 6/24/24	24,000	24,025
JPMorgan Chase & Co.
2.25%, 1/23/20	53,000	52,899
4.63%, 5/10/21	36,000	37,423
2.30%, 8/15/21	36,000	35,827
4.35%, 8/15/21	56,000	58,105
4.50%, 1/24/22	310,000	324,760
2.78%, 4/25/23, (2.776% fixed rate until 4/25/22; 3-month U.S. dollar London Interbank Offered Rate + 0.935% thereafter)(b)	156,000	156,304
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	103,365
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	120,000	125,809
Kellogg Co.
4.15%, 11/15/19	4,000	4,024
4.00%, 12/15/20	26,000	26,552
3.25%, 5/14/21	25,000	25,389
Keurig Dr Pepper, Inc.
3.55%, 5/25/21(c)	75,000	76,171
KeyCorp
2.90%, 9/15/20	67,000	67,315
Kinder Morgan Energy Partners L.P.
6.50%, 4/1/20	25,000	25,753
3.95%, 9/1/22	291,000	300,502
4.15%, 2/1/24	47,000	48,915
Kinder Morgan, Inc.
3.05%, 12/1/19	32,000	32,031
KLA-Tencor Corp.
4.13%, 11/1/21	100,000	102,868
Kraft Heinz Foods Co.
3.50%, 6/6/22	169,000	172,056
4.00%, 6/15/23	11,000	11,382
Kroger Co. (The)
6.15%, 1/15/20	486,000	496,435
2.60%, 2/1/21	130,000	130,096
L3 Technologies, Inc.
3.85%, 6/15/23	217,000	225,802
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	76,590
M&T Bank Corp.
3.55%, 7/26/23	150,000	155,903
Marathon Petroleum Corp.
5.38%, 10/1/22	81,000	82,353
Marsh & McLennan Cos., Inc.
2.75%, 1/30/22	37,000	37,109
McDonald’s Corp.
2.63%, 1/15/22	72,000	72,172
Micron Technology, Inc.
4.64%, 2/6/24	228,000	232,526
Microsoft Corp.
2.40%, 2/6/22	46,000	46,181
3.63%, 12/15/23	138,000	144,835
Molson Coors Brewing Co.
2.10%, 7/15/21	172,000	169,949
Moody’s Corp.
2.75%, 12/15/21	2,000	2,010
Morgan Stanley
5.50%, 7/28/21	80,000	84,661
4.88%, 11/1/22	258,000	274,582
3.75%, 2/25/23	103,000	106,393
3.88%, 4/29/24, Series F	23,000	23,999
Motorola Solutions, Inc.
3.75%, 5/15/22	169,000	173,745
MPLX L.P.
4.50%, 7/15/23	57,000	59,855
National Rural Utilities Cooperative Finance Corp.
2.90%, 3/15/21	209,000	211,021
Newmont Goldcorp Corp.
3.50%, 3/15/22	73,000	74,145
Northrop Grumman Corp.
2.08%, 10/15/20	68,000	67,555
3.25%, 8/1/23	514,000	526,254
Nucor Corp.
4.00%, 8/1/23	125,000	131,572
Office Properties Income Trust
4.00%, 7/15/22	5,000	5,031
Omnicom Group, Inc.
3.63%, 5/1/22	25,000	25,637
ONEOK, Inc.
4.25%, 2/1/22	82,000	84,524
Owens Corning
4.20%, 12/15/22	156,000	161,418
PACCAR Financial Corp.
2.80%, 3/1/21	15,000	15,105
2.85%, 3/1/22	310,000	314,234
Packaging Corp. of America
2.45%, 12/15/20	147,000	146,565
PepsiCo, Inc.
2.25%, 5/2/22	169,000	169,121
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	85,310
Plains All American Pipeline L.P.
2.60%, 12/15/19	224,000	223,562
PNM Resources, Inc.
3.25%, 3/9/21	13,000	13,078
Primerica, Inc.
4.75%, 7/15/22	120,000	126,586
Private Export Funding Corp.
2.80%, 5/15/22, Series EE	41,000	41,999
Procter & Gamble Co. (The)
1.85%, 2/2/21	9,000	8,950
Regions Financial Corp.
3.80%, 8/14/23	150,000	155,622
Republic Services, Inc.
5.50%, 9/15/19	74,000	74,520
3.55%, 6/1/22	384,000	393,323
Rockwell Collins, Inc.
2.80%, 3/15/22	25,000	25,019
Roper Technologies, Inc.
2.80%, 12/15/21	5,000	5,007
3.13%, 11/15/22	4,000	4,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
3.65%, 9/15/23	$309,000	$318,443
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	135,000	135,073
Ryder System, Inc.
2.80%, 3/1/22	269,000	270,360
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	385,000	415,744
Sabra Health Care L.P.
5.50%, 2/1/21	106,000	107,558
Santander Holdings USA, Inc.
3.70%, 3/28/22	369,000	376,028
Sempra Energy
2.40%, 3/15/20	173,000	172,678
4.05%, 12/1/23	56,000	58,307
Sherwin-Williams Co. (The)
2.75%, 6/1/22	66,000	65,889
Simon Property Group L.P.
4.13%, 12/1/21	144,000	148,684
2.35%, 1/30/22	52,000	51,815
Southern California Edison Co.
1.85%, 2/1/22	58,286	57,139
Southern Power Co.
2.50%, 12/15/21, Series E	25,000	24,928
Southwest Airlines Co.
2.75%, 11/16/22	11,000	11,033
Spirit AeroSystems, Inc.
3.95%, 6/15/23	50,000	51,401
Stanley Black & Decker, Inc.
3.40%, 12/1/21	2,000	2,042
SunTrust Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	83,000	85,921
SunTrust Banks, Inc.
2.90%, 3/3/21	188,000	189,216
Synchrony Financial
3.00%, 8/15/19	46,000	46,006
Synovus Financial Corp.
3.13%, 11/1/22	4,000	3,974
Tapestry, Inc.
3.00%, 7/15/22	115,000	115,013
TD Ameritrade Holding Corp.
2.95%, 4/1/22	78,000	78,909
Tech Data Corp.
3.70%, 2/15/22	40,000	40,483
Time Warner Cable LLC
4.00%, 9/1/21	176,000	179,549
Timken Co. (The)
3.88%, 9/1/24	100,000	102,040
Total System Services, Inc.
3.80%, 4/1/21	28,000	28,441
Toyota Motor Credit Corp.
1.90%, 4/8/21	203,000	201,109
3.35%, 1/8/24	15,000	15,513
Trimble, Inc.
4.75%, 12/1/24	48,000	50,088
Tupperware Brands Corp.
4.75%, 6/1/21	54,000	55,605
Tyson Foods, Inc.
4.50%, 6/15/22	161,000	168,906
3.90%, 9/28/23	171,000	178,576
U.S. Bancorp
2.95%, 7/15/22	29,000	29,399
United Technologies Corp.
1.50%, 11/1/19	11,000	10,954
3.35%, 8/16/21	150,000	152,639
1.95%, 11/1/21	5,000	4,935
2.30%, 5/4/22	23,000	22,904
3.10%, 6/1/22	579,000	586,604
2.80%, 5/4/24	121,000	121,020
Ventas Realty L.P.
4.25%, 3/1/22	100,000	103,658
3.25%, 8/15/22	253,000	256,783
3.50%, 4/15/24	124,000	127,412
Verizon Communications, Inc.
3.13%, 3/16/22	440,000	447,610
2.45%, 11/1/22	44,000	44,039
VMware, Inc.
2.30%, 8/21/20	39,000	38,816
Walgreen Co.
3.10%, 9/15/22	45,000	45,512
Walmart, Inc.
3.40%, 6/26/23	300,000	311,835
Warner Media LLC
4.00%, 1/15/22	17,000	17,560
Waste Management, Inc.
4.75%, 6/30/20	104,000	106,384
2.40%, 5/15/23	87,000	86,340
Wells Fargo & Co.
2.50%, 3/4/21	84,000	83,859
3.50%, 3/8/22	244,000	249,423
Welltower, Inc.
3.63%, 3/15/24	250,000	257,766
Western Midstream Operating L.P.
5.38%, 6/1/21	29,000	29,888
WestRock RKT LLC
4.90%, 3/1/22	17,000	17,934
4.00%, 3/1/23	159,000	164,726
Williams Cos., Inc. (The)
3.60%, 3/15/22	225,000	228,870
Willis Towers Watson PLC
5.75%, 3/15/21	46,000	48,259
WRKCo, Inc.
3.00%, 9/15/24	190,000	189,112
Zimmer Biomet Holdings, Inc.
2.70%, 4/1/20	113,000	112,869

TOTAL CORPORATE BONDS (Cost: $36,209,230)		36,802,977

FOREIGN CORPORATE BONDS - 9.1%

Australia - 0.6%
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	106,000	108,340
Westpac Banking Corp.
2.10%, 5/13/21	112,000	111,126
3.30%, 2/26/24	250,000	256,757

Total Australia		476,223

Canada - 0.6%
Bank of Nova Scotia (The)
3.13%, 4/20/21	80,000	81,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
Canadian Imperial Bank of Commerce
2.55%, 6/16/22	$102,000	$102,084
Canadian Natural Resources Ltd.
3.45%, 11/15/21	3,000	3,045
Emera US Finance L.P.
2.70%, 6/15/21	111,000	110,641
Enbridge, Inc.
4.00%, 10/1/23	18,000	18,709
Fortis, Inc.
2.10%, 10/4/21	78,000	76,954
Kinross Gold Corp.
5.13%, 9/1/21	25,000	25,688
Rogers Communications, Inc.
3.00%, 3/15/23	24,000	24,294
TransCanada PipeLines Ltd.
2.50%, 8/1/22	1,000	991

Total Canada		443,536

France - 0.3%
Orange S.A.
4.13%, 9/14/21	36,000	37,275
Total Capital Canada Ltd.
2.75%, 7/15/23	169,000	170,416

Total France		207,691

Germany - 0.6%
Deutsche Bank AG
4.25%, 10/14/21	360,000	362,501
Kreditanstalt fuer Wiederaufbau
2.63%, 1/25/22	145,000	147,427

Total Germany		509,928

Ireland - 0.1%
AerCap Ireland Capital DAC
4.88%, 1/16/24	98,000	103,604

Japan - 2.3%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	391,000	394,920
3.22%, 3/7/22	109,000	110,699
2.67%, 7/25/22	389,000	389,056
Mizuho Financial Group, Inc.
2.95%, 2/28/22	190,000	191,487
3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	172,000	179,364
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	175,000	176,112
2.06%, 7/14/21	102,000	100,836
2.44%, 10/19/21	290,000	288,870

Total Japan		1,831,344

Luxembourg - 0.1%
ArcelorMittal
5.50%, 3/1/21	42,000	43,520
6.25%, 2/25/22	8,000	8,605

Total Luxembourg		52,125

Mexico - 0.1%
Petroleos Mexicanos
5.38%, 3/13/22	10,000	10,335
4.63%, 9/21/23	68,000	67,889

Total Mexico		78,224

Netherlands - 0.7%
Cooperatieve Rabobank UA
3.88%, 2/8/22	308,000	318,808
NXP B.V.
4.88%, 3/1/24(c)	141,000	148,822
Shell International Finance B.V.
1.88%, 5/10/21	112,000	111,002

Total Netherlands		578,632

Norway - 0.0%
Equinor ASA
3.15%, 1/23/22	32,000	32,509

Peru - 0.3%
Southern Copper Corp.
3.50%, 11/8/22	208,000	211,201

Spain - 0.5%
Banco Santander S.A.
3.50%, 4/11/22	400,000	405,550

United Kingdom - 2.9%
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(b)	150,000	152,917
BAT Capital Corp.
2.76%, 8/15/22	392,000	388,944
GlaxoSmithKline Capital PLC
3.13%, 5/14/21	107,000	108,397
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	127,000	128,136
HSBC Holdings PLC
4.00%, 3/30/22	18,000	18,655
Reynolds American, Inc.
6.88%, 5/1/20	231,000	239,440
4.85%, 9/15/23	50,000	53,090
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	341,000	343,282
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(b)	327,000	335,391
Santander UK Group Holdings PLC
3.13%, 1/8/21	84,000	84,214
Unilever Capital Corp.
3.25%, 3/7/24	125,000	128,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
Vodafone Group PLC
2.50%, 9/26/22	$49,000	$48,648
2.95%, 2/19/23	249,000	250,180
WPP Finance 2010
3.63%, 9/7/22	70,000	71,207

Total United Kingdom		2,351,190

TOTAL FOREIGN CORPORATE BONDS (Cost: $7,165,845)		7,281,757

FOREIGN GOVERNMENT AGENCIES - 0.0%

Canada - 0.0%
Province of Quebec Canada
2.63%, 2/13/23 (Cost: $25,631)	26,000	26,405

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%

Colombia - 0.5%
Colombia Government International Bond
4.38%, 7/12/21	30,000	30,878
4.00%, 2/26/24	337,000	347,868
8.13%, 5/21/24	16,000	19,444

Total Colombia		398,190

Hungary - 0.1%
Hungary Government International Bond
6.25%, 1/29/20	1,000	1,024
6.38%, 3/29/21	72,000	76,697

Total Hungary		77,721

Mexico - 0.5%
Mexico Government International Bond
8.13%, 12/30/19	62,000	63,953
3.63%, 3/15/22	284,000	289,396
4.00%, 10/2/23	78,000	80,712

Total Mexico		434,061

Panama - 0.3%
Panama Government International Bond
4.00%, 9/22/24	250,000	262,500

Poland - 0.3%
Republic of Poland Government International Bond
5.13%, 4/21/21	26,000	27,248
3.00%, 3/17/23	192,000	194,863

Total Poland		222,111

Uruguay - 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	55,000	62,054

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,440,498)		1,456,637

SUPRANATIONAL BOND - 0.2%
European Investment Bank
2.88%, 8/15/23 (Cost: $110,970)	110,000	113,856

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4%

United States - 10.4%
Citigroup Commercial Mortgage Trust
2.95%, 9/10/58, Series 2015-GC33, Class A2	425,000	426,539
Commercial Mortgage Pass Through Certificates
1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	313,874
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	468,357	475,760
3.80%, 8/10/46, Series 2013-CR10, Class ASB	69,505	71,595
2.85%, 5/10/48, Series 2015-CR23, Class A2	117,000	117,025
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,072,749
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	348,055
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.19%, 12/25/20, Series K012, Class A2^(b)	150,000	153,640
2.79%, 1/25/22, Series K718, Class A2	300,000	303,902
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	842,000	897,762
JPMBB Commercial Mortgage Securities Trust
4.00%, 4/15/47, Series 2014-C19, Class A4	550,000	584,365
JPMCC Commercial Mortgage Securities Trust
3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	692,773
Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	505,700	515,291
3.44%, 8/15/47, Series 2014-C17, Class A4	270,643	280,150
2.74%, 4/15/48, Series 2015-C22, Class A2	625,000	624,418
2.70%, 12/15/48, Series 2013-C8, Class ASB	39,683	39,806
UBS-Barclays Commercial Mortgage Trust
2.85%, 12/10/45, Series 2012-C4, Class A5	335,600	340,309
3.19%, 3/10/46, Series 2013-C5, Class A4	407,000	417,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2019

Investments	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	$33,911	$33,948
2.60%, 6/15/49, Series 2016-C34, Class A2	75,000	75,097
3.12%, 1/15/60, Series 2017-RC1, Class A2	471,000	478,545
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	36,798	36,753

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $8,226,896)		8,299,816

ASSET-BACKED SECURITIES - 2.5%

United States - 2.5%
Americredit Automobile Receivables Trust
2.41%, 7/8/22, Series 2016-4, Class C	617,000	616,650
2.97%, 11/20/23, Series 2019-1, Class A3	200,000	202,607
Ford Credit Auto Lease Trust
2.84%, 9/15/21, Series 2019-A, Class A2A	200,000	200,780
3.30%, 2/15/22, Series 2018-B, Class A4	125,000	127,149
Ford Credit Auto Owner Trust
2.85%, 8/15/24, Series 2019-A, Class A4	100,000	101,871
GM Financial Automobile Leasing Trust
3.30%, 7/20/22, Series 2018-3, Class A4	125,000	126,850
GM Financial Consumer Automobile Receivables Trust
2.57%, 7/17/23, Series 2018-1, Class B	243,000	244,310
Honda Auto Receivables Owner Trust
2.90%, 6/18/24, Series 2019-1, Class A4	200,000	203,839
Hyundai Auto Receivables Trust 2019-A
2.66%, 6/15/23, Series 2019-A, Class A3	100,000	101,095
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	100,000	102,023

TOTAL ASSET-BACKED SECURITIES (Cost: $2,005,054)		2,027,174

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $79,295,744)		80,478,251
Other Assets less Liabilities - (0.7)%		(591,410)

NET ASSETS - 100.0%		$79,886,841

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of May 31, 2019 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.8%

U.S. Treasury Bill - 100.8%
U.S. Treasury Bill
2.38%, 8/22/19*	$950,000	$945,166

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $944,958)		945,166
Other Assets less Liabilities - (0.8)%		(7,631)

NET ASSETS - 100.0%		$937,535

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Depreciation	Value
Russell 2000 Index	(6)	$(930,000)	$1,550	6/21/2019	$(19,550)	$(32,170)	$(51,720)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.7%

U.S. Treasury Bills - 100.7%
U.S. Treasury Bills
2.38%, 8/15/19*	$159,000,000	$158,266,503
2.38%, 8/22/19*	70,000,000	69,643,777

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $227,854,505)		227,910,280
Other Assets less Liabilities - (0.7)%		(1,554,922)

NET ASSETS - 100.0%		$226,355,358

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Depreciation	Value
S&P 500 Index	(824)	$(237,312,000)	$2,880	6/21/2019	$(3,932,567)	$(6,800,033)	$(10,732,600)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.2%

U.S. Treasury Bills - 93.2%
U.S. Treasury Bills
2.44%, 6/6/19*(a)	$6,660,000	$6,658,813
2.44%, 6/13/19*	25,020,000	25,004,316
2.47%, 6/20/19*	179,620,000	179,428,942

TOTAL INVESTMENTS IN SECURITIES - 93.2% (Cost: $211,048,474)		211,092,071
Other Assets less Liabilities - 6.8%		15,350,661

NET ASSETS - 100.0%		$226,442,732

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $6,658,813 as of May 31, 2019.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	6/19/2019	22,434,000	JPY	202,218	USD	$4,650	$—
Bank of Montreal	6/19/2019	8,292,000	JPY	74,599	USD	1,863	—
Bank of Montreal	6/19/2019	3,761,325	USD	417,401,000	JPY	—	(87,617)
Canadian Imperial Bank of Commerce†	6/19/2019	9,070,000	JPY	82,548	USD	1,089	—
Canadian Imperial Bank of Commerce†	6/19/2019	12,829,000	JPY	116,081	USD	2,218	—
Canadian Imperial Bank of Commerce†	6/19/2019	807,937	USD	89,083,000	JPY	—	(13,517)
Canadian Imperial Bank of Commerce†	6/19/2019	103,073	USD	11,298,000	JPY	—	(1,108)
Canadian Imperial Bank of Commerce†	6/19/2019	308,519	USD	34,062,000	JPY	—	(5,574)
HSBC Holdings PLC	6/19/2019	33,076,000	JPY	301,390	USD	3,611	—
Standard Chartered Bank	6/19/2019	8,080,340	USD	892,619,000	JPY	—	(150,688)
State Street Bank and Trust	6/19/2019	56,924,000	JPY	516,775	USD	8,133	—
State Street Bank and Trust	6/19/2019	15,074,000	JPY	137,922	USD	1,078	—
State Street Bank and Trust	6/19/2019	1,302,423,000	JPY	12,029,377	USD	—	(19,460)
State Street Bank and Trust	6/19/2019	46,323	USD	5,114,000	JPY	—	(834)
State Street Bank and Trust	6/19/2019	96,464	USD	10,545,000	JPY	—	(773)
State Street Bank and Trust	9/18/2019	873,563,000	JPY	8,125,079	USD	—	(13,652)

						$22,642	$(293,223)

†	As of May 31, 2019, the Fund posted cash collateral of $10,000 with the counterparty, Canadian Imperial Bank of Commerce, for foreign currency contracts.

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency	173	9/16/19	$(12,042,530)	$(1,202)
British Pound Currency	151	9/16/19	(11,983,737)	(883)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2019

Canadian Dollar Currency	161	9/17/19	(11,935,735)	(94)
Coffee “C”	305	9/18/19	(12,249,563)	—
Copper	181	9/26/19	(11,950,525)	—
Cotton No. 2	350	12/06/19	(11,737,250)	—
Euro Currency	85	9/16/19	(11,974,906)	—
Gold 100 Ounce	62	8/28/19	(8,128,820)	(120,890)
Live Cattle	285	8/30/19	(11,750,550)	—
Silver	164	9/26/19	(12,009,720)	(165)
Soybean	261	11/14/19	(11,806,987)	—
Swiss Franc Currency	95	9/16/19	(11,985,438)	(760)
Wheat	306	9/13/19	(7,799,175)	—

			$(147,354,936)	$(123,994)

Long Exposure
10 Year U.S. Treasury Note	95	9/19/19	$12,041,250	$267,720
Corn	358	9/13/19	7,804,400	—
Gasoline RBOB	106	8/30/19	7,599,564	(1,029,798)
U.S. Treasury Long Bond	78	9/19/19	11,990,062	530,141
WTI Crude Oil	141	8/20/19	7,575,930	(1,235,280)

			$47,011,206	$(1,467,217)

Total - Net			$(100,343,730)	$(1,591,211)

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2019, the Trust consisted of 78 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Yield Enhanced Global Aggregate Bond Fund (“Yield Enhanced Global Aggregate Bond Fund”)	December 13, 2018
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (“CBOE Russell 2000 PutWrite Strategy Fund”)	February 1, 2018
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investment of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying schedule of investments reflect the investments on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Notes to Schedule of Investments (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$47,182,451	$—
Exchange-Traded Fund	2,233,010	—	—

Total	$2,233,010	$47,182,451	$—

Unrealized Appreciation on Foreign Currency Contracts	—	617,541	—
Unrealized Depreciation on Foreign Currency Contracts	—	(284,774)	—

Total - Net	$2,233,010	$47,515,218	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$18,585,797	$—
Exchange-Traded Fund	1,169,194	—	—
Repurchase Agreement	—	8,950,000	—

Total	$1,169,194	$27,535,797	$—

Unrealized Appreciation on Foreign Currency Contracts	—	22,391	—
Unrealized Depreciation on Foreign Currency Contracts	—	(859,755)	—

Total - Net	$1,169,194	$26,698,433	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$12,994,675	$—
Exchange-Traded Fund	792,844	—	—
Repurchase Agreement	—	6,410,000	—

Total	$792,844	$19,404,675	$—

Unrealized Appreciation on Foreign Currency Contracts	—	87,644	—
Unrealized Depreciation on Foreign Currency Contracts	—	(308,170)	—

Total - Net	$792,844	$19,184,149	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,175,397	$—
Foreign Corporate Bonds	—	32,211,319	—
Foreign Government Obligations	—	1,025,016	—
Investment of Cash Collateral for Securities Loaned	—	464,625	—

Total	$—	$34,876,357	$—

Unrealized Appreciation on Futures Contracts	37,534	—	—
Unrealized Depreciation on Futures Contracts	(83,766)	—	—

Total - Net	$(46,232)	$34,876,357	$—

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$1,259,841	$—
Foreign Government Obligations	—	160,329,127	—
Supranational Bonds	—	12,216,132	—
Repurchase Agreement	—	12,780,000	—

Total	$—	$186,585,100	$—

Unrealized Appreciation on Foreign Currency Contracts	—	79,708	—
Unrealized Depreciation on Foreign Currency Contracts	—	(58,752)	—

Total - Net	$—	$186,606,056	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,491,865,271	$—

Total	$—	$2,491,865,271	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$213,767,409	$—
Foreign Corporate Bonds	—	27,877,026	—
Common Stocks	—	70,254	—
Investment of Cash Collateral for Securities Loaned	—	9,416,308	—

Total	$—	$251,130,997	$—

Unrealized Depreciation on Futures Contracts	(758,169)	—	—

Total - Net	$(758,169)	$251,130,997	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$24,052,206	$—
U.S. Government Obligations	—	29,384,782	—
Corporate Bonds	—	18,686,933	—
Foreign Corporate Bonds	—	3,104,169	—
Foreign Government Agencies	—	1,296,232	—
Foreign Government Obligations	—	834,752	—
Supranational Bonds	—	862,582	—
Commercial Mortgage-Backed Securities	—	1,541,821	—
Municipal Bonds	—	276,701	—
Asset-Backed Securities	—	359,503	—
Repurchase Agreement	—	1,090,000	—
Investment of Cash Collateral for Securities Loaned	—	106,195	—

Total	$—	$81,595,876	$—

Unrealized Depreciation on Futures Contracts	(809,724)	—	—

Total - Net	$(809,724)	$81,595,876	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$29,646,557	$21,598	*
Foreign Corporate Bonds	—	3,617,992	—
Common Stocks	—	4,992	—
Investment of Cash Collateral for Securities Loaned	—	1,565,143	—

Total	$—	$34,834,684	$21,598

Unrealized Depreciation on Futures Contracts	(543,690)	—	—

Total - Net	$(543,690)	$34,834,684	$21,598

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$7,654,971	$—
U.S. Government Obligations	—	8,774,659	—
Corporate Bonds	—	5,745,065	—
Foreign Corporate Bonds	—	986,128	—
Foreign Government Agencies	—	267,545	—
Foreign Government Obligations	—	232,211	—
Supranational Bonds	—	257,499	—
Commercial Mortgage-Backed Securities	—	615,503	—
Municipal Bonds	—	79,521	—
Asset-Backed Securities	—	161,244	—
Repurchase Agreement	—	40,000	—
Investment of Cash Collateral for Securities Loaned	—	17,553	—

Total	$—	$24,831,899	$—

Unrealized Depreciation on Futures Contracts	(458,300)	—	—
U.S. Government Agencies Sold Short	—	(408,179)	—

Total - Net	$(458,300)	$24,423,720	$—

Notes to Schedule of Investments (unaudited) (continued)

Yield Enhanced Global Aggregate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$68,902	$—
Foreign Corporate Bonds	—	417,024	—
Foreign Government Agencies	—	75,607	—
Foreign Government Obligations	—	688,802	—
Supranational Bonds	—	40,657	—
Exchange-Traded Fund	1,319,268	—	—

Total	$1,319,268	$1,290,992	$—

Unrealized Appreciation on Foreign Currency Contracts	—	16,749	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,286)	—

Total - Net	$1,319,268	$1,305,455	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$144,088,910	$—
U.S. Government Obligations	—	122,708,779	—
Corporate Bonds	—	242,351,033	—
Foreign Corporate Bonds	—	49,857,891	—
Foreign Government Agencies	—	2,584,605	—
Foreign Government Obligations	—	16,253,125	—
Supranational Bond	—	325,889	—
Commercial Mortgage-Backed Securities	—	44,064,463	—
Municipal Bonds	—	4,025,883	—
Asset-Backed Securities	—	9,287,722	—
Repurchase Agreement	—	11,650,000	—
Investment of Cash Collateral for Securities Loaned	—	754,668	—

Total	$—	$647,952,968	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,533,873	$—
U.S. Government Obligations	—	22,935,756	—
Corporate Bonds	—	36,802,977	—
Foreign Corporate Bonds	—	7,281,757	—
Foreign Government Agencies	—	26,405	—
Foreign Government Obligations	—	1,456,637	—
Supranational Bond	—	113,856	—
Commercial Mortgage-Backed Securities	—	8,299,816	—
Asset-Backed Securities	—	2,027,174	—

Total	$—	$80,478,251	$—

CBOE Russell 2000 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$945,166	$—

Total	$—	$945,166	$—

Written Options	(51,720)	—	—

Total - Net	$(51,720)	$945,166	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$227,910,280	$—

Total	$—	$227,910,280	$—

Written Options	(10,732,600)	—	—

Total - Net	$(10,732,600)	$227,910,280	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$211,092,071	$—

Total	$—	$211,092,071	$—

Unrealized Appreciation on Foreign Currency Contracts	—	22,642	—
Unrealized Depreciation on Foreign Currency Contracts	—	(293,223)	—
Unrealized Appreciation on Futures Contracts	797,861	—	—
Unrealized Depreciation on Futures Contracts	(2,389,072)	—	—

Total - Net	$(1,591,211)	$210,821,490	$—

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

During the period ended May 31, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Notes to Schedule of Investments (unaudited) (continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended May 31, 2019 and open positions in such derivatives as of May 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at May 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At May 31, 2019, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of May 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended May 31, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$73,834,366	$142,420,263	$—	$—	$—

Chinese Yuan Strategy Fund
Foreign exchange contracts	41,606,673	11,347,363	—	—	—

Emerging Currency Strategy Fund
Foreign exchange contracts	30,935,909	8,421,766	—	—	—

Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	5,650,280	5,692,810	—

Emerging Markets Local Debt Fund
Foreign exchange contracts	14,388,929	1,754,786	—	—	—

Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	213,566,040	—

Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	77,847,655	—

Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	56,534,158	—

Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	32,762,003	—

Yield Enhanced Global Aggregate Bond Fund[1]
Foreign exchange contracts	982,282	2,049,059	—	—	—

CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	—	—	—	—	2,242,950

CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	240,403,400

Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	32,695,526	65,346,367	—

Foreign exchange contracts	10,907,260	16,927,826	1,608,120	51,410,705	—

Interest rate contracts	—	—	15,043,906	6,635,041	—

[1]	For the period December 13, 2018 (commencement of operations) through May 31, 2019.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (“Forward Contract”) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Yield Enhanced Global Aggregate Bond Fund utilized Forward Contracts to offset applicable foreign currency exposure on its international bonds. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts - The CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) utilized option contracts by writing put options on the Russell 2000 Index and the S&P 500 Index, respectively, consistent with their investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

Notes to Schedule of Investments (unaudited) (continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 - Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At May 31, 2019, the maximum payout for written put options for the CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund was $930,000 and $237,312,000, respectively. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited) (continued)

To-be-announced Transactions - Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At May 31, 2019, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$49,409,138	$7,658	$(1,335)	$6,323	$—	$—	$—	$6,323
Chinese Yuan Strategy Fund	28,702,540	3,033	(582)	2,451	—	—	—	2,451
Emerging Currency Strategy Fund	20,195,821	2,093	(395)	1,698	13,852	(64,794)	(50,942)	(49,244)
Emerging Markets Corporate Bond Fund	34,729,768	811,250	(664,661)	146,589	—	—	—	146,589
Emerging Markets Local Debt Fund	214,076,100	1,555,294	(29,046,294)	(27,491,000)	1,587	(12,640)	(11,053)	(27,502,053)
Floating Rate Treasury Fund	2,490,901,414	970,062	(6,205)	963,857	—	—	—	963,857
Interest Rate Hedged High Yield Bond Fund	254,360,427	2,039,149	(5,268,579)	(3,229,430)	—	—	—	(3,229,430)
Interest Rate Hedged U.S. Aggregate Bond Fund	79,133,994	2,550,977	(89,095)	2,461,882	—	—	—	2,461,882
Negative Duration High Yield Bond Fund	35,405,709	264,182	(813,609)	(549,427)	—	—	—	(549,427)
Negative Duration U.S. Aggregate Bond Fund	24,145,915	731,328	(45,344)	685,984	—	(3,093)	(3,093)	682,891
Yield Enhanced Global Aggregate Bond Fund	2,511,323	101,979	(3,042)	98,937	—	—	—	98,937

Notes to Schedule of Investments (unaudited) (concluded)

Yield Enhanced U.S. Aggregate Bond Fund	635,366,720	14,442,801	(1,856,553)	12,586,248	—	—	—	12,586,248
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	79,296,068	1,198,199	(16,016)	1,182,183	—	—	—	1,182,183
CBOE Russell 2000 PutWrite Strategy Fund	944,958	208	—	208	—	—	—	208
CBOE S&P 500 PutWrite Strategy Fund	227,854,505	55,775	—	55,775	—	—	—	55,775
Managed Futures Strategy Fund (consolidated)	275,606,064	36,945	(61,725,155)	(61,688,210)	—	—	—	(61,688,210)

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended May 31, 2019 are as follows:

Fund	Value at 8/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2019	Dividend Income
U.S. Dollar Bullish Fund
Floating Rate Treasury Fund	$4,012,880	$—	$1,780,259	$(2,196)	$2,585	$2,233,010	$48,588

Chinese Yuan Strategy Fund
Floating Rate Treasury Fund	$1,168,751	$—	$—	$—	$443	$1,169,194	$18,267

Emerging Currency Strategy Fund
Floating Rate Treasury Fund	$1,193,832	$—	$401,395	$(245)	$652	$792,844	$13,113

Yield Enhanced Global Aggregate Bond Fund[1]
Yield Enhanced U.S. Aggregate Bond Fund	$—	$1,608,486	$367,192	$10,548	$67,426	$1,319,268	$24,343

[1]	For the period December 13, 2018 (commencement of operations) through May 31, 2019.

WTAM or its affiliates may from time to time own shares of a Fund. As of May 31, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets Local Debt Fund	76	$2,571	$111

Floating Rate Treasury Fund	799	20,047	258

Interest Rate Hedged High Yield Bond Fund	—	—	79

Yield Enhanced U.S. Aggregate Bond Fund	1,426	71,942	1,821

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	274	13,695	210

CBOE S&P 500 PutWrite Strategy Fund	330	8,666	543